UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Solutions Fund, Goldman Sachs Investor Money Market Fund, Goldman Sachs Investor Tax-Exempt California Money Market Fund, Goldman Sachs Investor Tax-Exempt Money Market Fund, Goldman Sachs Investor Tax-Exempt New York Money Market Fund, and Stablecoin Reserves Fund is filed herewith.

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Federal Instruments Fund

Class D: FIDXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	76.7%
U.S. Government Agency Securities	29.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$20	0.20%

Key Fund Statistics

  Total Net Assets as of Period End$8,261,081,305
  # of Portfolio Holdings as of Period End428
  Total Net Advisory Fees Paid for the Period$14,044,106

Goldman Sachs Financial Square Federal Instruments Fund

Class D

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38150C333-AR-1125     Class D

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Federal Instruments Fund

Institutional Class: FIRXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	76.7%
U.S. Government Agency Securities	29.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.20%

Key Fund Statistics

  Total Net Assets as of Period End$8,261,081,305
  # of Portfolio Holdings as of Period End428
  Total Net Advisory Fees Paid for the Period$14,044,106

Goldman Sachs Financial Square Federal Instruments Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U692-AR-1125     Institutional Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Federal Instruments Fund

Capital Class: FIKXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	76.7%
U.S. Government Agency Securities	29.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$36	0.35%

Key Fund Statistics

  Total Net Assets as of Period End$8,261,081,305
  # of Portfolio Holdings as of Period End428
  Total Net Advisory Fees Paid for the Period$14,044,106

Goldman Sachs Financial Square Federal Instruments Fund

Capital Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U676-AR-1125     Capital Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Federal Instruments Fund

Service Class: FILXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	76.7%
U.S. Government Agency Securities	29.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$71	0.70%

Key Fund Statistics

  Total Net Assets as of Period End$8,261,081,305
  # of Portfolio Holdings as of Period End428
  Total Net Advisory Fees Paid for the Period$14,044,106

Goldman Sachs Financial Square Federal Instruments Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U627-AR-1125     Service Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Federal Instruments Fund

Preferred Class: FIHXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	76.7%
U.S. Government Agency Securities	29.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$31	0.30%

Key Fund Statistics

  Total Net Assets as of Period End$8,261,081,305
  # of Portfolio Holdings as of Period End428
  Total Net Advisory Fees Paid for the Period$14,044,106

Goldman Sachs Financial Square Federal Instruments Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U650-AR-1125     Preferred Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Federal Instruments Fund

Administration Class: FIOXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	76.7%
U.S. Government Agency Securities	29.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$46	0.45%

Key Fund Statistics

  Total Net Assets as of Period End$8,261,081,305
  # of Portfolio Holdings as of Period End428
  Total Net Advisory Fees Paid for the Period$14,044,106

Goldman Sachs Financial Square Federal Instruments Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U684-AR-1125     Administration Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Federal Instruments Fund

Cash Management Class: FIWXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	76.7%
U.S. Government Agency Securities	29.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$102	1.00%

Key Fund Statistics

  Total Net Assets as of Period End$8,261,081,305
  # of Portfolio Holdings as of Period End428
  Total Net Advisory Fees Paid for the Period$14,044,106

Goldman Sachs Financial Square Federal Instruments Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U668-AR-1125     Cash Management Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Class A: FSOXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.42%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38148U452-AR-1125     Class A

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Class C: FSGXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	1.17%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38148U445-AR-1125     Class C

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Class D: GSAXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$17	0.17%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Class D

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C366-AR-1125     Class D

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Institutional Class: FGTXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.17%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W273-AR-1125     Institutional Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Capital Class: GCGXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$33	0.32%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Capital Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38143H506-AR-1125     Capital Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Service Class: FOSXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$68	0.67%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W257-AR-1125     Service Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Preferred Class: GPGXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$28	0.27%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W240-AR-1125     Preferred Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Select Class: GSGXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$20	0.20%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Select Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38142Y716-AR-1125     Select Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Administration Class: FOAXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$43	0.42%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W265-AR-1125     Administration Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Cash Management Class: GVCXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$99	0.97%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38145C828-AR-1125     Cash Management Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Premier Class: GGPXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$53	0.52%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Premier Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38145C836-AR-1125     Premier Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Resource Class: GVRXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$83	0.82%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Resource Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38145C810-AR-1125     Resource Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Class R6: FGGXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$17	0.17%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38148U619-AR-1125     Class R6

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Drexel Hamilton Class: VETXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Drexel Hamilton	$17	0.17%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Drexel Hamilton Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C762-AR-1125     Drexel Hamilton Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Loop Class: LDIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$17	0.17%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Loop Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C481-AR-1125     Loop Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Government Fund

Seelaus Class: WMNXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$17	0.17%

Key Fund Statistics

  Total Net Assets as of Period End$278,535,657,925
  # of Portfolio Holdings as of Period End611
  Total Net Advisory Fees Paid for the Period$410,545,710

Goldman Sachs Financial Square Government Fund

Seelaus Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C499-AR-1125     Seelaus Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Class D: FRDXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$19	0.19%

Key Fund Statistics

  Total Net Assets as of Period End$100,423,418,032
  # of Portfolio Holdings as of Period End346
  Total Net Advisory Fees Paid for the Period$171,929,254

Goldman Sachs Financial Square Treasury Instruments Fund

Class D

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38150C341-AR-1125     Class D

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Institutional Class: FTIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.19%

Key Fund Statistics

  Total Net Assets as of Period End$100,423,418,032
  # of Portfolio Holdings as of Period End346
  Total Net Advisory Fees Paid for the Period$171,929,254

Goldman Sachs Financial Square Treasury Instruments Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B500-AR-1125     Institutional Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Capital Class: GCIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$35	0.34%

Key Fund Statistics

  Total Net Assets as of Period End$100,423,418,032
  # of Portfolio Holdings as of Period End346
  Total Net Advisory Fees Paid for the Period$171,929,254

Goldman Sachs Financial Square Treasury Instruments Fund

Capital Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38143H407-AR-1125     Capital Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Service Class: FYSXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	0.69%

Key Fund Statistics

  Total Net Assets as of Period End$100,423,418,032
  # of Portfolio Holdings as of Period End346
  Total Net Advisory Fees Paid for the Period$171,929,254

Goldman Sachs Financial Square Treasury Instruments Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B708-AR-1125     Service Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Preferred Class: GPIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$30	0.29%

Key Fund Statistics

  Total Net Assets as of Period End$100,423,418,032
  # of Portfolio Holdings as of Period End346
  Total Net Advisory Fees Paid for the Period$171,929,254

Goldman Sachs Financial Square Treasury Instruments Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B807-AR-1125     Preferred Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Select Class: GSIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$22	0.22%

Key Fund Statistics

  Total Net Assets as of Period End$100,423,418,032
  # of Portfolio Holdings as of Period End346
  Total Net Advisory Fees Paid for the Period$171,929,254

Goldman Sachs Financial Square Treasury Instruments Fund

Select Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142Y724-AR-1125     Select Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Administration Class: FRAXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$45	0.44%

Key Fund Statistics

  Total Net Assets as of Period End$100,423,418,032
  # of Portfolio Holdings as of Period End346
  Total Net Advisory Fees Paid for the Period$171,929,254

Goldman Sachs Financial Square Treasury Instruments Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B609-AR-1125     Administration Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Cash Management Class: GICXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$101	0.99%

Key Fund Statistics

  Total Net Assets as of Period End$100,423,418,032
  # of Portfolio Holdings as of Period End346
  Total Net Advisory Fees Paid for the Period$171,929,254

Goldman Sachs Financial Square Treasury Instruments Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38145C729-AR-1125     Cash Management Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Premier Class: GIPXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$55	0.54%

Key Fund Statistics

  Total Net Assets as of Period End$100,423,418,032
  # of Portfolio Holdings as of Period End346
  Total Net Advisory Fees Paid for the Period$171,929,254

Goldman Sachs Financial Square Treasury Instruments Fund

Premier Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38145C737-AR-1125     Premier Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Loop Class: LEIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$19	0.19%

Key Fund Statistics

  Total Net Assets as of Period End$100,423,418,032
  # of Portfolio Holdings as of Period End346
  Total Net Advisory Fees Paid for the Period$171,929,254

Goldman Sachs Financial Square Treasury Instruments Fund

Loop Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38150C465-AR-1125     Loop Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Seelaus Class: WOMXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$19	0.19%

Key Fund Statistics

  Total Net Assets as of Period End$100,423,418,032
  # of Portfolio Holdings as of Period End346
  Total Net Advisory Fees Paid for the Period$171,929,254

Goldman Sachs Financial Square Treasury Instruments Fund

Seelaus Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38150C473-AR-1125     Seelaus Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Token Class: GDTXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of June 20, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Token	$9Footnote Reference(a)	0.19%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period June 20, 2025 (commencement of operations) through November 30, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$100,423,418,032
  # of Portfolio Holdings as of Period End346
  Total Net Advisory Fees Paid for the Period$171,929,254

Goldman Sachs Financial Square Treasury Instruments Fund

Token Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38151N106-AR-1125     Token Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Institutional Class: FTOXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.20%

Key Fund Statistics

  Total Net Assets as of Period End$51,028,888,963
  # of Portfolio Holdings as of Period End340
  Total Net Advisory Fees Paid for the Period$83,230,185

Goldman Sachs Financial Square Treasury Obligations Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W323-AR-1125     Institutional Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Capital Class: GCTXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$36	0.35%

Key Fund Statistics

  Total Net Assets as of Period End$51,028,888,963
  # of Portfolio Holdings as of Period End340
  Total Net Advisory Fees Paid for the Period$83,230,185

Goldman Sachs Financial Square Treasury Obligations Fund

Capital Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38143H308-AR-1125     Capital Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Service Class: FYAXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$71	0.70%

Key Fund Statistics

  Total Net Assets as of Period End$51,028,888,963
  # of Portfolio Holdings as of Period End340
  Total Net Advisory Fees Paid for the Period$83,230,185

Goldman Sachs Financial Square Treasury Obligations Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W299-AR-1125     Service Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Preferred Class: GPOXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$31	0.30%

Key Fund Statistics

  Total Net Assets as of Period End$51,028,888,963
  # of Portfolio Holdings as of Period End340
  Total Net Advisory Fees Paid for the Period$83,230,185

Goldman Sachs Financial Square Treasury Obligations Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W281-AR-1125     Preferred Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Select Class: GSOXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$23	0.23%

Key Fund Statistics

  Total Net Assets as of Period End$51,028,888,963
  # of Portfolio Holdings as of Period End340
  Total Net Advisory Fees Paid for the Period$83,230,185

Goldman Sachs Financial Square Treasury Obligations Fund

Select Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38142Y732-AR-1125     Select Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Administration Class: FGAXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$46	0.45%

Key Fund Statistics

  Total Net Assets as of Period End$51,028,888,963
  # of Portfolio Holdings as of Period End340
  Total Net Advisory Fees Paid for the Period$83,230,185

Goldman Sachs Financial Square Treasury Obligations Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W315-AR-1125     Administration Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Cash Management Class: GTOXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$102	1.00%

Key Fund Statistics

  Total Net Assets as of Period End$51,028,888,963
  # of Portfolio Holdings as of Period End340
  Total Net Advisory Fees Paid for the Period$83,230,185

Goldman Sachs Financial Square Treasury Obligations Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38145C786-AR-1125     Cash Management Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Premier Class: GTPXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$56	0.55%

Key Fund Statistics

  Total Net Assets as of Period End$51,028,888,963
  # of Portfolio Holdings as of Period End340
  Total Net Advisory Fees Paid for the Period$83,230,185

Goldman Sachs Financial Square Treasury Obligations Fund

Premier Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38145C794-AR-1125     Premier Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Resource Class: GTRXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$87	0.85%

Key Fund Statistics

  Total Net Assets as of Period End$51,028,888,963
  # of Portfolio Holdings as of Period End340
  Total Net Advisory Fees Paid for the Period$83,230,185

Goldman Sachs Financial Square Treasury Obligations Fund

Resource Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38145C778-AR-1125     Resource Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Institutional Class: FEDXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.20%

Key Fund Statistics

  Total Net Assets as of Period End$17,460,509,816
  # of Portfolio Holdings as of Period End335
  Total Net Advisory Fees Paid for the Period$28,894,650

Goldman Sachs Financial Square Treasury Solutions Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B880-AR-1125     Institutional Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Capital Class: GCFXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$36	0.35%

Key Fund Statistics

  Total Net Assets as of Period End$17,460,509,816
  # of Portfolio Holdings as of Period End335
  Total Net Advisory Fees Paid for the Period$28,894,650

Goldman Sachs Financial Square Treasury Solutions Fund

Capital Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38143H605-AR-1125     Capital Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Service Class: FVSXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$71	0.70%

Key Fund Statistics

  Total Net Assets as of Period End$17,460,509,816
  # of Portfolio Holdings as of Period End335
  Total Net Advisory Fees Paid for the Period$28,894,650

Goldman Sachs Financial Square Treasury Solutions Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B864-AR-1125     Service Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Preferred Class: GPFXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$31	0.30%

Key Fund Statistics

  Total Net Assets as of Period End$17,460,509,816
  # of Portfolio Holdings as of Period End335
  Total Net Advisory Fees Paid for the Period$28,894,650

Goldman Sachs Financial Square Treasury Solutions Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B856-AR-1125     Preferred Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Select Class: GSFXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$23	0.23%

Key Fund Statistics

  Total Net Assets as of Period End$17,460,509,816
  # of Portfolio Holdings as of Period End335
  Total Net Advisory Fees Paid for the Period$28,894,650

Goldman Sachs Financial Square Treasury Solutions Fund

Select Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142Y690-AR-1125     Select Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Administration Class: FVAXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$46	0.45%

Key Fund Statistics

  Total Net Assets as of Period End$17,460,509,816
  # of Portfolio Holdings as of Period End335
  Total Net Advisory Fees Paid for the Period$28,894,650

Goldman Sachs Financial Square Treasury Solutions Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B872-AR-1125     Administration Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Cash Management Class: GFCXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$102	1.00%

Key Fund Statistics

  Total Net Assets as of Period End$17,460,509,816
  # of Portfolio Holdings as of Period End335
  Total Net Advisory Fees Paid for the Period$28,894,650

Goldman Sachs Financial Square Treasury Solutions Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38145C752-AR-1125     Cash Management Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Premier Class: GFPXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$56	0.55%

Key Fund Statistics

  Total Net Assets as of Period End$17,460,509,816
  # of Portfolio Holdings as of Period End335
  Total Net Advisory Fees Paid for the Period$28,894,650

Goldman Sachs Financial Square Treasury Solutions Fund

Premier Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38145C760-AR-1125     Premier Class

Annual Shareholder Report

November 30, 2025

Stablecoin Reserves Fund

Institutional Class: STBXX

Fund Overview

This annual shareholder report contains important information about Stablecoin Reserves Fund (the “Fund”) for the period of October 29, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	48.8%
Repurchase Agreements	48.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2Footnote Reference(a)	0.20%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period October 29, 2025 (commencement of operations) through November 30, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$45,066,594
  # of Portfolio Holdings as of Period End7
  Total Net Advisory Fees Paid for the Period$3,181

Stablecoin Reserves Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Stablecoin Reserves Fund

38151N205-AR-1125     Institutional Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Money Market Fund

Class A: FMEXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	34.1%
Commercial Paper and Corporate Obligations	13.9%
U.S. Treasury Obligations	11.6%
Certificate of Deposit	10.3%
Variable Rate Obligations	8.9%
U.S. Government Agency Obligations	8.3%
Variable Rate Municipal Debt Obligations	6.0%
Time Deposits	3.7%
Medium Term Notes	2.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.43%

Key Fund Statistics

  Total Net Assets as of Period End$12,166,220,364
  # of Portfolio Holdings as of Period End577
  Total Net Advisory Fees Paid for the Period$18,216,611

Goldman Sachs Investor Money Market Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U593-AR-1125     Class A

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Money Market Fund

Class C: FMGXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	34.1%
Commercial Paper and Corporate Obligations	13.9%
U.S. Treasury Obligations	11.6%
Certificate of Deposit	10.3%
Variable Rate Obligations	8.9%
U.S. Government Agency Obligations	8.3%
Variable Rate Municipal Debt Obligations	6.0%
Time Deposits	3.7%
Medium Term Notes	2.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	1.18%

Key Fund Statistics

  Total Net Assets as of Period End$12,166,220,364
  # of Portfolio Holdings as of Period End577
  Total Net Advisory Fees Paid for the Period$18,216,611

Goldman Sachs Investor Money Market Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U585-AR-1125     Class C

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Money Market Fund

Class D: FMDXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	34.1%
Commercial Paper and Corporate Obligations	13.9%
U.S. Treasury Obligations	11.6%
Certificate of Deposit	10.3%
Variable Rate Obligations	8.9%
U.S. Government Agency Obligations	8.3%
Variable Rate Municipal Debt Obligations	6.0%
Time Deposits	3.7%
Medium Term Notes	2.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$18	0.18%

Key Fund Statistics

  Total Net Assets as of Period End$12,166,220,364
  # of Portfolio Holdings as of Period End577
  Total Net Advisory Fees Paid for the Period$18,216,611

Goldman Sachs Investor Money Market Fund

Class D

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38150C358-AR-1125     Class D

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Money Market Fund

Class I: FMJXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	34.1%
Commercial Paper and Corporate Obligations	13.9%
U.S. Treasury Obligations	11.6%
Certificate of Deposit	10.3%
Variable Rate Obligations	8.9%
U.S. Government Agency Obligations	8.3%
Variable Rate Municipal Debt Obligations	6.0%
Time Deposits	3.7%
Medium Term Notes	2.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.18%

Key Fund Statistics

  Total Net Assets as of Period End$12,166,220,364
  # of Portfolio Holdings as of Period End577
  Total Net Advisory Fees Paid for the Period$18,216,611

Goldman Sachs Investor Money Market Fund

Class I

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U577-AR-1125     Class I

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Money Market Fund

Service Class: FHSXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	34.1%
Commercial Paper and Corporate Obligations	13.9%
U.S. Treasury Obligations	11.6%
Certificate of Deposit	10.3%
Variable Rate Obligations	8.9%
U.S. Government Agency Obligations	8.3%
Variable Rate Municipal Debt Obligations	6.0%
Time Deposits	3.7%
Medium Term Notes	2.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$69	0.68%

Key Fund Statistics

  Total Net Assets as of Period End$12,166,220,364
  # of Portfolio Holdings as of Period End577
  Total Net Advisory Fees Paid for the Period$18,216,611

Goldman Sachs Investor Money Market Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U296-AR-1125     Service Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Money Market Fund

Administration Class: FMKXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	34.1%
Commercial Paper and Corporate Obligations	13.9%
U.S. Treasury Obligations	11.6%
Certificate of Deposit	10.3%
Variable Rate Obligations	8.9%
U.S. Government Agency Obligations	8.3%
Variable Rate Municipal Debt Obligations	6.0%
Time Deposits	3.7%
Medium Term Notes	2.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$44	0.43%

Key Fund Statistics

  Total Net Assets as of Period End$12,166,220,364
  # of Portfolio Holdings as of Period End577
  Total Net Advisory Fees Paid for the Period$18,216,611

Goldman Sachs Investor Money Market Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U569-AR-1125     Administration Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Money Market Fund

Cash Management Class: FHMXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	34.1%
Commercial Paper and Corporate Obligations	13.9%
U.S. Treasury Obligations	11.6%
Certificate of Deposit	10.3%
Variable Rate Obligations	8.9%
U.S. Government Agency Obligations	8.3%
Variable Rate Municipal Debt Obligations	6.0%
Time Deposits	3.7%
Medium Term Notes	2.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$100	0.98%

Key Fund Statistics

  Total Net Assets as of Period End$12,166,220,364
  # of Portfolio Holdings as of Period End577
  Total Net Advisory Fees Paid for the Period$18,216,611

Goldman Sachs Investor Money Market Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U320-AR-1125     Cash Management Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class A: INCXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	48.8%
Other Municipal Security	14.6%
Non-Financial Company Commercial Paper	20.7%
Tender Option Bond	8.4%
U.S. Treasury Obligations	7.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.43%

Key Fund Statistics

  Total Net Assets as of Period End$8,434,204
  # of Portfolio Holdings as of Period End43
  Total Net Advisory Fees Paid for the Period$13,894

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C325-AR-1125     Class A

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class I: ICIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	48.8%
Other Municipal Security	14.6%
Non-Financial Company Commercial Paper	20.7%
Tender Option Bond	8.4%
U.S. Treasury Obligations	7.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.18%

Key Fund Statistics

  Total Net Assets as of Period End$8,434,204
  # of Portfolio Holdings as of Period End43
  Total Net Advisory Fees Paid for the Period$13,894

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class I

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C317-AR-1125     Class I

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Service Class: ICSXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	48.8%
Other Municipal Security	14.6%
Non-Financial Company Commercial Paper	20.7%
Tender Option Bond	8.4%
U.S. Treasury Obligations	7.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	0.69%

Key Fund Statistics

  Total Net Assets as of Period End$8,434,204
  # of Portfolio Holdings as of Period End43
  Total Net Advisory Fees Paid for the Period$13,894

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C283-AR-1125     Service Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Preferred Class: ICPXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	48.8%
Other Municipal Security	14.6%
Non-Financial Company Commercial Paper	20.7%
Tender Option Bond	8.4%
U.S. Treasury Obligations	7.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$28	0.28%

Key Fund Statistics

  Total Net Assets as of Period End$8,434,204
  # of Portfolio Holdings as of Period End43
  Total Net Advisory Fees Paid for the Period$13,894

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C275-AR-1125     Preferred Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Administration Class: ICBXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	48.8%
Other Municipal Security	14.6%
Non-Financial Company Commercial Paper	20.7%
Tender Option Bond	8.4%
U.S. Treasury Obligations	7.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$43	0.43%

Key Fund Statistics

  Total Net Assets as of Period End$8,434,204
  # of Portfolio Holdings as of Period End43
  Total Net Advisory Fees Paid for the Period$13,894

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C291-AR-1125     Administration Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class A: FKIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	51.9%
Non-Financial Company Commercial Paper	26.6%
Other Municipal Security	11.3%
Tender Option Bond	8.3%
U.S. Treasury Obligations	1.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.43%

Key Fund Statistics

  Total Net Assets as of Period End$3,524,145,397
  # of Portfolio Holdings as of Period End248
  Total Net Advisory Fees Paid for the Period$4,703,661

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38148U353-AR-1125     Class A

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class C: FCYXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	51.9%
Non-Financial Company Commercial Paper	26.6%
Other Municipal Security	11.3%
Tender Option Bond	8.3%
U.S. Treasury Obligations	1.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	1.17%

Key Fund Statistics

  Total Net Assets as of Period End$3,524,145,397
  # of Portfolio Holdings as of Period End248
  Total Net Advisory Fees Paid for the Period$4,703,661

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38148U346-AR-1125     Class C

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class I: FTXXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	51.9%
Non-Financial Company Commercial Paper	26.6%
Other Municipal Security	11.3%
Tender Option Bond	8.3%
U.S. Treasury Obligations	1.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.18%

Key Fund Statistics

  Total Net Assets as of Period End$3,524,145,397
  # of Portfolio Holdings as of Period End248
  Total Net Advisory Fees Paid for the Period$4,703,661

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class I

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W182-AR-1125     Class I

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt Money Market Fund

Service Class: FESXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	51.9%
Non-Financial Company Commercial Paper	26.6%
Other Municipal Security	11.3%
Tender Option Bond	8.3%
U.S. Treasury Obligations	1.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$69	0.68%

Key Fund Statistics

  Total Net Assets as of Period End$3,524,145,397
  # of Portfolio Holdings as of Period End248
  Total Net Advisory Fees Paid for the Period$4,703,661

Goldman Sachs Investor Tax-Exempt Money Market Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W166-AR-1125     Service Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt Money Market Fund

Preferred Class: GPTXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	51.9%
Non-Financial Company Commercial Paper	26.6%
Other Municipal Security	11.3%
Tender Option Bond	8.3%
U.S. Treasury Obligations	1.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$28	0.28%

Key Fund Statistics

  Total Net Assets as of Period End$3,524,145,397
  # of Portfolio Holdings as of Period End248
  Total Net Advisory Fees Paid for the Period$4,703,661

Goldman Sachs Investor Tax-Exempt Money Market Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W158-AR-1125     Preferred Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt Money Market Fund

Administration Class: FEAXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	51.9%
Non-Financial Company Commercial Paper	26.6%
Other Municipal Security	11.3%
Tender Option Bond	8.3%
U.S. Treasury Obligations	1.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$44	0.43%

Key Fund Statistics

  Total Net Assets as of Period End$3,524,145,397
  # of Portfolio Holdings as of Period End248
  Total Net Advisory Fees Paid for the Period$4,703,661

Goldman Sachs Investor Tax-Exempt Money Market Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W174-AR-1125     Administration Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class A: INBXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	68.6%
Other Municipal Security	14.0%
Tender Option Bond	7.3%
Non-Financial Company Commercial Paper	6.8%
U.S. Treasury Obligations	2.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.43%

Key Fund Statistics

  Total Net Assets as of Period End$38,439,422
  # of Portfolio Holdings as of Period End89
  Total Net Advisory Fees Paid for the Period$38,225

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C267-AR-1125     Class A

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class I: INYXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	68.6%
Other Municipal Security	14.0%
Tender Option Bond	7.3%
Non-Financial Company Commercial Paper	6.8%
U.S. Treasury Obligations	2.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.18%

Key Fund Statistics

  Total Net Assets as of Period End$38,439,422
  # of Portfolio Holdings as of Period End89
  Total Net Advisory Fees Paid for the Period$38,225

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class I

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C259-AR-1125     Class I

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Service Class: INSXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	68.6%
Other Municipal Security	14.0%
Tender Option Bond	7.3%
Non-Financial Company Commercial Paper	6.8%
U.S. Treasury Obligations	2.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	0.69%

Key Fund Statistics

  Total Net Assets as of Period End$38,439,422
  # of Portfolio Holdings as of Period End89
  Total Net Advisory Fees Paid for the Period$38,225

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C234-AR-1125     Service Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Preferred Class: INPXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	68.6%
Other Municipal Security	14.0%
Tender Option Bond	7.3%
Non-Financial Company Commercial Paper	6.8%
U.S. Treasury Obligations	2.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$28	0.28%

Key Fund Statistics

  Total Net Assets as of Period End$38,439,422
  # of Portfolio Holdings as of Period End89
  Total Net Advisory Fees Paid for the Period$38,225

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C226-AR-1125     Preferred Class

Annual Shareholder Report

November 30, 2025

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Administration Class: INDXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	68.6%
Other Municipal Security	14.0%
Tender Option Bond	7.3%
Non-Financial Company Commercial Paper	6.8%
U.S. Treasury Obligations	2.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$44	0.43%

Key Fund Statistics

  Total Net Assets as of Period End$38,439,422
  # of Portfolio Holdings as of Period End89
  Total Net Advisory Fees Paid for the Period$38,225

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C242-AR-1125     Administration Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2025	2024	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$4,685,066	$4,331,760	Financial Statement audits.

Audit-Related Fees:

• PwC	$462,000	$466,200	Other attest services.

Tax Fees:

• PwC	$0	$0

All Other Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2025	2024	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,081,340	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended November 30, 2025 and November 30, 2024 were approximately $462,000 and $466,200, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2024 and December 31, 2023 were approximately $20.7 million and $18.0 million, respectively. The figures for these entities are not yet available for the twelve months ended December 31, 2025. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2024 and 2023 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements November 30, 2025 Financial Square FundsSM Goldman Sachs Financial Square Federal Instruments Fund Goldman Sachs Financial Square Government Fund Goldman Sachs Financial Square Treasury Instruments Fund Goldman Sachs Financial Square Treasury Obligations Fund Goldman Sachs Financial Square Treasury Solutions Fund

 Goldman Sachs Financial Square Funds

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities - 29.5%

Federal Farm Credit Bank
$7,567,000	3.901%		01/21/26	$7,526,050
7,567,000	3.902		01/23/26	7,524,444
6,054,000	3.903		01/26/26	6,018,026
3,784,000	3.904		01/28/26	3,760,712
4,995,000	3.918		01/29/26	4,963,728
Federal Farm Credit Bank ((SOFR + 0.050%))
25,000,000	4.100	(a)	05/14/26	25,000,000
Federal Farm Credit Bank ((SOFR + 0.105%))
2,399,000	4.155	(a)	04/21/27	2,399,000
7,974,000	4.155	(a)	05/14/27	7,974,000
Federal Farm Credit Bank ((SOFR + 0.110%))
12,160,000	4.160	(a)	07/21/27	12,160,000
Federal Farm Credit Bank ((SOFR + 0.115%))
6,567,000	4.165	(a)	05/06/27	6,567,000
Federal Farm Credit Bank ((SOFR + 0.125%))
5,015,000	4.175	(a)	04/29/27	5,015,000
Federal Farm Credit Bank ((SOFR + 0.130%))
4,615,000	4.180	(a)	04/23/27	4,615,000
Federal Farm Credit Bank ((SOFR + 0.155%))
15,000,000	4.164	(a)	12/01/25	15,000,000
Federal Farm Credit Bank (3M USD T-Bill + 0.190%)
2,078,000	4.240	(a)	11/24/27	2,078,000
Federal Farm Credit Bank (3M USD T-Bill + 0.200%)
5,351,000	3.980	(a)	11/05/27	5,351,000
Federal Farm Credit Bank (SOFR + 0.005%)
1,103,000	4.055	(a)	05/20/26	1,103,000
Federal Farm Credit Bank (SOFR + 0.035%)
2,206,000	4.085	(a)	11/19/26	2,206,000
Federal Farm Credit Bank (SOFR + 0.070%)
4,633,000	4.120	(a)	12/07/26	4,633,000
Federal Farm Credit Bank (SOFR + 0.075%)
3,706,000	4.125	(a)	11/16/26	3,706,000
2,206,000	4.125	(a)	04/19/27	2,206,000
Federal Farm Credit Bank (SOFR + 0.080%)
5,000,000	4.130	(a)	03/11/27	5,000,000
Federal Farm Credit Bank (SOFR + 0.085%)
2,197,000	4.135	(a)	08/07/26	2,197,000
12,841,000	4.135	(a)	02/26/27	12,841,000
Federal Farm Credit Bank (SOFR + 0.090%)
2,118,000	4.140	(a)	02/24/27	2,118,000
Federal Farm Credit Bank (SOFR + 0.095%)
8,603,000	4.145	(a)	02/12/27	8,603,000
Federal Farm Credit Bank (SOFR + 0.100%)
2,429,000	4.150	(a)	02/09/27	2,429,000
Federal Farm Credit Bank (SOFR + 0.105%)
4,168,000	4.155	(a)	02/01/27	4,168,000
12,500,000	4.155	(a)	03/05/27	12,500,000
Federal Farm Credit Bank (SOFR + 0.115%)
22,070,000	4.165	(a)	01/28/27	22,070,000
11,244,000	4.165	(a)	02/10/27	11,244,000
Federal Farm Credit Bank (SOFR + 0.135%)
4,003,000	4.185	(a)	12/18/26	4,002,949
2,879,000	4.185	(a)	01/08/27	2,879,000
Federal Farm Credit Bank (SOFR + 0.140%)
3,877,000	4.185	(a)	09/03/26	3,879,103
Federal Home Loan Bank
585,000,000	3.957		12/02/25	584,936,625
4,324,000	4.039		12/08/25	4,320,683

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities– (continued)

$2,162,000	4.040%		12/08/25	$2,160,342
7,655,000	4.192		12/17/25	7,641,119
112,695,000	3.993		12/18/25	112,487,187
3,031,000	4.204		12/19/25	3,024,802
101,000,000	3.999		12/22/25	100,769,341
2,706,000	4.144		12/30/25	2,697,215
8,118,000	4.145		12/31/25	8,090,737
10,824,000	4.129		01/02/26	10,785,274
1,353,000	4.154		01/02/26	1,348,159
2,706,000	4.179		01/02/26	2,696,319
13,530,000	4.150		01/05/26	13,476,950
2,706,000	4.155		01/05/26	2,695,390
16,236,000	4.156		01/05/26	16,172,341
8,361,000	3.958		01/06/26	8,328,007
4,874,000	4.252		01/06/26	4,854,767
563,000	4.141		01/08/26	560,611
19,482,000	4.134		01/15/26	19,384,346
3,015,000	4.244		01/20/26	2,997,886
7,100,000	4.251		01/20/26	7,059,698
3,015,000	4.250		01/21/26	2,997,552
102,994,000	4.078		01/22/26	102,402,862
32,481,000	4.091		01/22/26	32,294,574
12,994,000	4.123		01/22/26	12,919,420
12,994,000	4.124		01/22/26	12,919,420
6,497,000	4.126		01/22/26	6,459,710
3,226,000	4.241		01/22/26	3,207,484
3,015,000	4.246		01/22/26	2,997,695
150,000,000	4.060		01/29/26	149,030,325
11,446,000	4.116		01/29/26	11,372,007
2,861,000	4.122		01/29/26	2,842,505
1,431,000	3.896		02/03/26	1,421,063
3,291,000	4.074		02/03/26	3,268,147
1,357,000	3.907		02/05/26	1,347,509
7,710,000	4.037		02/27/26	7,636,404
9,639,000	4.038		03/02/26	9,543,854
2,766,000	3.763		06/11/26	2,712,450
Federal Home Loan Bank ((SOFR - 0.005%))
250,000,000	4.045	(a)	03/10/26	250,000,000
200,000,000	4.045	(a)	03/20/26	200,000,000
Federal Home Loan Bank ((SOFR + 0.000%))
50,000,000	4.050	(a)	04/17/26	50,000,000
Federal Home Loan Bank ((SOFR + 0.030%))
13,000,000	4.080	(a)	02/19/26	13,000,000
Federal Home Loan Bank ((SOFR + 0.050%))
75,000,000	4.100	(a)	05/14/26	75,000,000
Federal Home Loan Bank ((SOFR + 0.095%))
5,515,000	4.145	(a)	04/14/27	5,515,000
6,348,000	4.146	(a)	06/17/27	6,346,932
Federal Home Loan Bank ((SOFR + 0.100%))
4,055,000	4.150	(a)	05/27/27	4,055,000
11,335,000	4.150	(a)	06/10/27	11,335,000
Federal Home Loan Bank ((SOFR + 0.110%))
1,380,000	4.160	(a)	07/15/27	1,380,000
8,010,000	4.160	(a)	07/19/27	8,009,973
3,040,000	4.160	(a)	07/21/27	3,040,000
Federal Home Loan Bank ((SOFR + 0.130%))
6,785,000	4.180	(a)	04/16/27	6,785,000
4,350,000	4.180	(a)	04/23/27	4,350,000

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities– (continued)

Federal Home Loan Bank (SOFR + 0.000%)
$15,000,000	4.050	%(a)	02/13/26	$15,000,000
Federal Home Loan Bank (SOFR + 0.005%)
27,575,000	4.055	(a)	05/20/26	27,575,000
27,575,000	4.055	(a)	05/21/26	27,575,000
Federal Home Loan Bank (SOFR + 0.010%)
6,925,000	4.060	(a)	08/21/26	6,925,000
Federal Home Loan Bank (SOFR + 0.045%)
6,500,000	4.095	(a)	05/18/26	6,500,000
Federal Home Loan Bank (SOFR + 0.085%)
8,000,000	4.135	(a)	02/26/27	8,000,000
Federal Home Loan Bank (SOFR + 0.090%)
6,500,000	4.140	(a)	02/12/27	6,500,000
13,000,000	4.140	(a)	02/19/27	13,000,000
Federal Home Loan Bank (SOFR + 0.095%)
8,275,000	4.145	(a)	04/09/27	8,275,000
Federal Home Loan Bank (SOFR + 0.100%)
8,140,000	4.150	(a)	10/21/26	8,140,000
Federal Home Loan Bank (SOFR + 0.110%)
1,290,000	4.160	(a)	02/12/27	1,290,000
Federal Home Loan Bank (SOFR + 0.115%)
3,265,000	4.165	(a)	01/25/27	3,265,000
Federal Home Loan Bank (SOFR + 0.135%)
18,775,000	4.185	(a)	01/06/27	18,775,000
Federal Home Loan Bank (SOFR + 0.140%)
6,030,000	4.185	(a)	10/29/26	6,033,671
Federal Home Loan Bank System
114,699,000	3.995		12/16/25	114,512,136
1,609,000	4.146		12/26/25	1,604,473
6,534,000	4.161		12/26/25	6,515,616
7,545,000	4.224		12/26/25	7,523,772
4,654,000	4.234		12/26/25	4,640,906

TOTAL U.S. GOVERNMENT AGENCY SECURITIES				$2,436,065,271

U.S. Treasury Obligations - 76.7%

United States Treasury Bills
96,232,400	3.925		12/09/25	96,149,659
41,253,500	3.930		12/09/25	41,218,030
369,262,700	3.935		12/09/25	368,945,206
48,655,500	3.940		12/09/25	48,613,666
40,307,900	3.945		12/09/25	40,273,243
538,812,800	3.966		12/16/25	537,937,230
325,388,400	3.952		12/18/25	324,791,534
5,940,500	3.964		12/18/25	5,929,603
29,702,500	3.993		12/18/25	29,648,016
25,544,200	3.951		12/23/25	25,483,489
600,000,000	3.956		12/23/25	598,573,973
37,455,700	3.958		12/23/25	37,366,679
8,254,600	3.960		12/23/25	8,234,981
77,400	3.963		12/23/25	77,216
62,000	3.968		12/23/25	61,853
320,500	3.935		12/26/25	319,591
2,986,600	3.952		12/26/25	2,978,127
154,800	3.972		12/26/25	154,361
9,710,800	4.237		12/26/25	9,683,250
11,606,600	4.240		12/26/25	11,573,672
2,583,400	4.242		12/26/25	2,576,071
2,342,500	4.250		12/26/25	2,335,854
3,346,500	4.254		12/26/25	3,337,006

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$7,529,600	4.256%		12/26/25	$7,508,238
36,950,100	4.267		12/26/25	36,845,272
72,177,300	4.304		12/26/25	71,972,532
29,209,300	3.963		12/30/25	29,120,019
4,164,300	3.968		12/30/25	4,151,571
525,000,000	3.971	(b)	12/30/25	523,395,295
90,632,900	3.978		12/30/25	90,355,873
2,207,700	3.904		01/02/26	2,200,138
12,142,500	3.911		01/02/26	12,100,909
35,798,300	3.921		01/02/26	35,675,684
409,300,300	3.922		01/02/26	407,898,364
34,004,000	3.926		01/02/26	33,887,529
44,516,000	3.927		01/02/26	44,363,524
25,072,300	3.931		01/02/26	24,986,422
7,822,900	3.932		01/02/26	7,796,105
1,186,500	3.937		01/02/26	1,182,436
15,667,300	3.947		01/02/26	15,613,636
40,286,600	3.953		01/02/26	40,148,610
4,142,300	4.256		01/02/26	4,128,112
13,246,300	3.905		01/08/26	13,192,526
79,058,000	3.910		01/08/26	78,737,062
13,246,300	3.916		01/08/26	13,192,526
150,000,000	3.921		01/08/26	149,391,071
572,400	3.901		01/20/26	569,351
101,700	3.906		01/20/26	101,158
26,899,100	3.912		01/20/26	26,755,804
2,331,700	3.922		01/20/26	2,319,279
4,448,800	3.933		01/27/26	4,421,822
1,472,700	3.854		02/05/26	1,462,465
599,100	3.859		02/05/26	594,936
449,300	3.880		02/05/26	446,177
11,912,400	3.885		02/05/26	11,829,612
7,640,800	3.833		02/26/26	7,571,647
41,563,500	3.803		03/03/26	41,166,561
36,694,700	3.865		03/03/26	36,344,259
9,247,500	3.870		03/03/26	9,159,185
4,035,600	3.827		03/05/26	3,994,878
948,000	3.975		03/05/26	938,434
10,034,000	3.981		03/05/26	9,932,751
11,547,900	3.984		03/05/26	11,431,375
9,815,700	3.992		03/05/26	9,716,654
29,229,500	4.007		03/05/26	28,934,557
41,404,700	4.013		03/05/26	40,986,902
2,225,400	3.823		03/10/26	2,202,553
11,476,200	3.829		03/10/26	11,358,381
1,145,300	3.834		03/10/26	1,133,542
7,835,200	3.839		03/10/26	7,754,761
110,667,000	3.850		03/17/26	109,444,518
9,877,600	3.871		03/17/26	9,768,487
9,367,100	3.824		03/24/26	9,257,110
9,666,800	3.829		03/24/26	9,553,291
923,000	3.833		03/24/26	912,162
5,156,300	3.834		03/24/26	5,095,754
1,934,900	3.838		03/24/26	1,912,180
10,186,800	3.839		03/24/26	10,067,185
32,818,300	3.850		03/24/26	32,432,942
11,605,700	3.833		03/26/26	11,468,028
4,774,000	3.839		03/26/26	4,717,369
1,530,300	3.859		03/26/26	1,512,147

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$713,700	3.808	%(b)	03/31/26	$704,898
2,141,100	3.834	(b)	03/31/26	2,114,694
713,700	3.839	(b)	03/31/26	704,898
2,908,400	3.812		04/02/26	2,871,996
733,500	3.813		04/02/26	724,319
1,977,000	3.817		04/02/26	1,952,254
3,378,700	3.752		04/09/26	3,333,937
2,882,600	3.816		04/09/26	2,844,410
4,323,900	3.823		04/09/26	4,266,614
1,004,200	3.828		04/09/26	990,896
8,984,300	3.833		04/09/26	8,865,271
3,603,300	3.838		04/09/26	3,555,561
482,700	3.755		04/16/26	475,991
9,532,800	3.766		04/16/26	9,400,300
15,084,100	3.788		04/16/26	14,874,441
6,046,100	3.789		04/16/26	5,962,063
85,453,100	3.807		04/16/26	84,265,359
622,200	3.753		04/23/26	613,155
2,896,100	3.780		04/23/26	2,853,998
58,797,400	3.781		04/23/26	57,942,642
5,710,700	3.744		04/30/26	5,624,126
2,953,800	3.749		04/30/26	2,909,021
62,875,400	3.760		04/30/26	61,922,212
1,327,900	3.777		05/07/26	1,306,719
25,664,500	3.812		05/14/26	25,232,965
2,803,200	3.821		05/14/26	2,756,066
2,791,000	3.812		05/21/26	2,741,836
33,073,000	3.833		05/21/26	32,490,416
681,000	3.753	(b)	05/28/26	668,647
2,837,300	3.775		05/28/26	2,785,831
4,005,500	3.780		05/28/26	3,932,840
78,728,900	3.791		05/28/26	77,300,757
35,284,400	3.963		08/06/26	34,370,456
34,239,900	3.619		10/29/26	33,152,079
1,582,200	3.633		11/27/26	1,527,306
25,495,500	3.635		11/27/26	24,610,943
United States Treasury Floating Rate Note
109,718,900	4.022		01/31/26	109,725,308
843,200	4.024		01/31/26	843,249
154,923,500	4.025		01/31/26	154,932,548
1,327,800	3.787		03/31/26	1,329,928
3,054,100	3.805		03/31/26	3,058,995
3,319,600	3.817		03/31/26	3,324,920
3,148,400	4.025		03/31/26	3,153,446
2,655,800	4.039		03/31/26	2,660,057
2,175,100	4.122		03/31/26	2,178,586
1,584,700	4.132		03/31/26	1,587,240
4,484,500	4.198		03/31/26	4,491,688
3,610,600	3.860		04/30/26	3,563,477
13,885,000	3.865		04/30/26	13,703,783
6,735,700	3.875		04/30/26	6,647,790
3,982,000	3.894		04/30/26	3,995,938
13,612,200	3.927		04/30/26	13,614,256
2,191,600	3.928		04/30/26	2,191,931
19,702,800	3.931		04/30/26	19,705,776
6,735,700	3.955		04/30/26	6,647,790
23,626,600	3.960		04/30/26	23,709,298
7,004,800	3.966		04/30/26	7,029,318
1,949,900	3.976		04/30/26	1,956,725

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$2,100,500	4.000%	04/30/26	$2,073,086
3,258,600	4.009	04/30/26	3,216,071
7,799,600	4.014	04/30/26	7,826,900
4,875,500	4.022	04/30/26	4,811,868
2,563,000	4.034	04/30/26	2,571,971
805,300	4.036	04/30/26	794,790
1,520,500	4.038	04/30/26	1,500,656
1,491,900	4.040	04/30/26	1,472,429
2,151,800	4.060	04/30/26	2,123,716
5,238,500	4.061	04/30/26	5,170,131
1,496,700	4.066	04/30/26	1,477,166
2,151,800	4.068	04/30/26	2,159,332
2,245,100	4.070	04/30/26	2,215,799
1,431,600	4.071	04/30/26	1,412,916
2,993,400	4.077	04/30/26	3,003,877
1,431,600	4.081	04/30/26	1,412,916
2,993,400	4.101	04/30/26	3,003,877
5,304,100	4.107	04/30/26	5,234,875
4,528,100	4.108	04/30/26	4,543,949
3,536,100	4.112	04/30/26	3,489,949
3,354,700	4.146	04/30/26	3,310,917
3,574,500	4.150	04/30/26	3,527,848
4,949,400	4.156	04/30/26	4,884,804
1,329,200	4.163	04/30/26	1,333,852
1,772,600	4.190	04/30/26	1,749,465
452,900	4.204	04/30/26	446,989
2,800,600	3.982	05/31/26	2,812,265
2,030,400	3.996	05/31/26	2,038,857
263,600	4.003	05/31/26	264,698
538,700	4.012	05/31/26	540,944
1,077,400	4.014	05/31/26	1,081,888
3,284,000	4.054	05/31/26	3,297,679
1,382,200	3.726	06/30/26	1,387,426
300,500	3.734	06/30/26	301,636
1,471,400	3.743	06/30/26	1,476,963
990,200	3.748	06/30/26	972,666
2,455,000	3.752	06/30/26	2,464,281
1,841,300	3.754	06/30/26	1,808,695
3,576,000	3.755	06/30/26	3,589,519
1,227,500	3.756	06/30/26	1,232,141
1,321,900	3.807	06/30/26	1,326,898
1,985,200	3.889	06/30/26	1,950,047
1,227,600	3.914	06/30/26	1,205,862
13,120,600	3.994	06/30/26	12,888,267
1,358,500	4.004	06/30/26	1,334,444
905,600	4.006	06/30/26	889,564
8,480,900	4.010	06/30/26	8,330,725
2,544,300	4.015	06/30/26	2,499,247
905,600	4.034	06/30/26	889,564
905,600	4.045	06/30/26	889,564
4,102,800	4.099	06/30/26	4,030,150
1,543,700	4.135	06/30/26	1,549,536
3,847,500	4.136	06/30/26	3,862,046
8,480,900	4.155	06/30/26	8,330,725
6,720,800	4.159	06/30/26	6,746,208
3,387,300	4.197	06/30/26	3,327,319
2,290,700	4.087	07/15/26	2,296,215
3,086,800	4.092	07/15/26	3,094,231
5,393,800	4.107	07/15/26	5,406,785

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$3,179,100	3.660%	07/31/26	$3,188,569
1,227,600	3.714	07/31/26	1,231,257
1,579,500	3.719	07/31/26	1,544,789
4,866,900	3.728	07/31/26	4,881,397
1,756,900	3.789	07/31/26	1,762,133
3,179,200	3.846	07/31/26	3,188,670
285,400	3.909	07/31/26	279,128
1,841,400	3.912	07/31/26	1,846,885
792,000	3.942	07/31/26	774,595
2,373,100	3.943	07/31/26	2,320,949
2,132,200	3.953	07/31/26	2,138,551
40,159,600	3.958	07/31/26	40,171,372
3,164,200	3.959	07/31/26	3,173,625
7,262,600	3.961	07/31/26	7,264,859
15,185,600	3.962	07/31/26	15,190,323
4,529,500	3.963	07/31/26	4,530,909
533,700	3.965	07/31/26	535,290
12,774,400	3.968	07/31/26	12,737,335
3,682,700	3.973	07/31/26	3,693,669
3,069,000	3.985	07/31/26	3,001,556
449,800	3.990	07/31/26	439,915
6,108,800	4.006	07/31/26	5,974,554
4,295,700	4.088	07/31/26	4,201,298
2,577,400	4.098	07/31/26	2,520,760
4,279,000	4.099	07/31/26	4,184,965
2,567,400	4.104	07/31/26	2,575,047
5,134,800	4.109	07/31/26	5,150,095
6,701,400	4.111	07/31/26	6,554,131
4,824,000	4.114	07/31/26	4,754,548
6,418,500	4.119	07/31/26	6,330,838
4,295,700	4.084	08/15/26	4,219,535
5,154,800	4.095	08/15/26	5,063,402
5,435,800	4.111	08/15/26	5,339,420
963,300	3.685	08/31/26	962,278
1,641,200	3.716	08/31/26	1,603,786
1,115,500	3.731	08/31/26	1,090,070
613,800	3.733	08/31/26	613,149
4,998,600	3.744	08/31/26	4,993,298
2,497,300	3.764	08/31/26	2,440,370
1,841,400	3.805	08/31/26	1,839,447
2,455,100	3.817	08/31/26	2,452,496
2,439,100	3.844	08/31/26	2,383,497
12,525,100	3.867	08/31/26	12,239,569
6,744,300	3.868	08/31/26	6,737,147
4,875,600	3.881	08/31/26	4,764,452
13,651,800	3.886	08/31/26	13,340,584
3,748,100	3.895	08/31/26	3,662,656
1,063,600	3.910	08/31/26	1,039,353
14,213,900	3.922	08/31/26	14,114,043
1,830,900	3.924	08/31/26	1,828,958
2,551,600	3.926	08/31/26	2,493,432
3,464,000	3.931	08/31/26	3,460,326
5,196,000	3.933	08/31/26	5,152,842
4,497,700	3.934	08/31/26	4,395,167
3,406,300	3.935	08/31/26	3,328,648
10,781,800	3.938	08/31/26	10,536,011
14,375,700	3.939	08/31/26	14,360,453
5,309,300	3.977	08/31/26	5,303,669
1,228,800	3.568	09/30/26	1,200,066

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$3,289,800	3.655%	09/30/26	$3,212,872
7,402,100	3.663	09/30/26	7,229,011
1,613,000	3.673	09/30/26	1,575,282
4,592,300	3.677	09/30/26	4,484,915
3,657,900	3.687	09/30/26	3,572,365
2,749,900	3.689	09/30/26	2,685,597
3,405,100	3.691	09/30/26	3,347,899
7,009,200	3.692	09/30/26	6,933,052
3,772,600	3.694	09/30/26	3,765,461
7,596,800	3.695	09/30/26	7,582,424
491,000	3.697	09/30/26	490,071
2,050,200	3.699	09/30/26	2,046,320
13,881,300	3.705	09/30/26	13,652,746
5,658,800	3.709	09/30/26	5,627,823
1,227,600	3.710	09/30/26	1,225,277
7,315,600	3.714	09/30/26	7,144,534
1,673,400	3.719	09/30/26	1,670,233
2,469,200	3.733	09/30/26	2,411,461
2,510,100	3.790	09/30/26	2,451,404
2,035,100	3.803	09/30/26	1,987,512
4,056,000	3.817	09/30/26	3,961,156
6,184,000	3.846	09/30/26	6,039,395
11,244,800	3.847	09/30/26	10,981,854
2,142,100	3.848	09/30/26	2,138,046
3,759,500	3.849	09/30/26	3,752,386
10,875,400	3.862	09/30/26	10,679,523
20,886,400	3.867	09/30/26	20,397,998
717,000	3.670	10/15/26	722,757
3,308,100	3.673	10/15/26	3,334,663
6,596,100	3.677	10/15/26	6,649,064
6,581,500	3.679	10/15/26	6,634,347
21,733,300	3.983	10/31/26	21,738,343
6,574,100	3.984	10/31/26	6,575,625
11,467,300	3.985	10/31/26	11,469,961
2,761,200	3.632	11/30/26	2,776,825
2,398,300	3.633	11/30/26	2,342,225
3,864,600	3.661	11/30/26	3,886,469
7,729,300	3.666	11/30/26	7,773,038
2,539,900	3.668	11/30/26	2,534,453
7,448,300	3.671	11/30/26	7,490,448
2,348,300	3.676	11/30/26	2,361,588
6,550,300	3.678	11/30/26	6,488,263
1,719,800	3.680	11/30/26	1,729,532
784,400	3.681	11/30/26	788,839
1,568,900	3.684	12/15/26	1,579,837
20,541,800	3.881	01/31/27	20,526,648
1,937,400	3.882	01/31/27	1,935,971
9,745,300	3.938	04/30/27	9,747,458
81,324,200	3.939	04/30/27	81,342,209
16,723,600	3.940	04/30/27	16,727,303
2,243,300	3.941	04/30/27	2,243,797
8,128,800	3.939	07/31/27	8,123,872
185,684,000	3.942	07/31/27	185,571,425
2,691,900	4.020	10/31/27	2,691,936

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$69,966,500	4.022%	10/31/27	$69,967,429

TOTAL U.S. TREASURY OBLIGATIONS			$6,336,864,227

TOTAL INVESTMENTS - 106.2%			$8,772,929,498

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2)%			(511,848,193)

NET ASSETS - 100.0%			$8,261,081,305

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2025.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:

SOFR	—Secured Overnight Financing Rate

T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities - 14.5%

Federal Farm Credit Bank
$238,692,000	3.901%		01/21/26	$237,400,278
238,692,000	3.902		01/23/26	237,349,623
190,953,000	3.903		01/26/26	189,818,315
119,346,000	3.904		01/28/26	118,611,492
157,536,000	3.905		01/29/26	156,551,215
210,819,000	3.918		01/29/26	209,501,133
Federal Farm Credit Bank (3M USD T-Bill + 0.190%)
72,017,000	4.240	(a)	11/24/27	72,017,000
Federal Farm Credit Bank (3M USD T-Bill + 0.200%)
182,342,000	3.980	(a)	11/05/27	182,342,000
Federal Farm Credit Bank (Prime Rate - 3.025%)
112,926,000	3.973	(a)	03/18/26	112,936,872
Federal Farm Credit Bank (Prime Rate - 3.030%)
127,409,000	3.968	(a)	04/17/26	127,412,893
211,586,000	3.970	(a)	04/17/26	211,592,465
Federal Farm Credit Bank (Prime Rate - 3.035%)
142,400,000	3.965	(a)	04/29/26	142,400,000
Federal Farm Credit Bank (Prime Rate - 3.040%)
120,598,000	3.960	(a)	05/21/26	120,598,000
38,108,000	3.960	(a)	05/28/26	38,108,000
99,052,000	3.960	(a)	06/12/26	99,052,000
Federal Farm Credit Bank (Prime Rate - 3.060%)
142,042,000	3.940	(a)	03/24/26	142,042,000
Federal Farm Credit Bank (Prime Rate - 3.070%)
189,843,000	3.930	(a)	01/02/26	189,843,000
188,864,000	3.930	(a)	01/29/26	188,864,000
Federal Farm Credit Bank (SOFR + 0.005%)
38,414,000	4.055	(a)	05/20/26	38,414,000
Federal Farm Credit Bank (SOFR + 0.035%)
76,828,000	4.085	(a)	11/19/26	76,828,000
Federal Farm Credit Bank (SOFR + 0.070%)
168,112,000	4.120	(a)	12/07/26	168,112,000
Federal Farm Credit Bank (SOFR + 0.075%)
134,490,000	4.125	(a)	11/16/26	134,490,000
76,828,000	4.125	(a)	04/19/27	76,828,000
Federal Farm Credit Bank (SOFR + 0.080%)
212,154,000	4.130	(a)	03/11/27	212,154,000
Federal Farm Credit Bank (SOFR + 0.085%)
80,467,000	4.135	(a)	08/07/26	80,467,000
465,909,000	4.135	(a)	02/26/27	465,909,000
Federal Farm Credit Bank (SOFR + 0.090%)
76,851,000	4.140	(a)	02/24/27	76,851,000
80,000,000	4.140	(a)	05/12/27	80,000,000
Federal Farm Credit Bank (SOFR + 0.095%)
351,673,000	4.145	(a)	07/17/26	351,673,000
312,208,000	4.145	(a)	02/12/27	312,208,000
Federal Farm Credit Bank (SOFR + 0.100%)
81,286,000	4.150	(a)	02/09/27	81,286,000
170,000,000	4.150	(a)	08/13/27	170,000,000
Federal Farm Credit Bank (SOFR + 0.105%)
88,735,000	4.155	(a)	03/18/26	88,736,806
245,524,000	4.155	(a)	05/26/26	245,524,000
325,548,000	4.155	(a)	02/01/27	325,548,000
480,000,000	4.155	(a)	03/05/27	480,000,000
Federal Farm Credit Bank (SOFR + 0.110%)
89,344,000	4.160	(a)	03/13/26	89,344,000
Federal Farm Credit Bank (SOFR + 0.115%)
33,651,000	4.165	(a)	04/08/26	33,651,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities– (continued)

$1,007,535,000	4.165	%(a)	01/28/27	$1,007,535,000
418,251,000	4.165	(a)	02/10/27	418,251,000
Federal Farm Credit Bank (SOFR + 0.120%)
123,239,000	4.170	(a)	07/15/26	123,239,000
Federal Farm Credit Bank (SOFR + 0.125%)
133,264,000	4.175	(a)	06/10/26	133,264,000
132,192,000	4.175	(a)	06/15/26	132,192,000
266,486,000	4.175	(a)	06/18/26	266,486,000
320,951,000	4.175	(a)	08/06/26	320,951,000
540,136,000	4.175	(a)	09/21/26	540,136,000
Federal Farm Credit Bank (SOFR + 0.130%)
158,440,000	4.180	(a)	08/28/26	158,440,000
310,363,000	4.180	(a)	10/22/27	310,363,000
Federal Farm Credit Bank (SOFR + 0.135%)
153,985,000	4.185	(a)	12/18/26	153,983,055
206,917,000	4.185	(a)	01/08/27	206,917,000
Federal Farm Credit Bank (SOFR + 0.140%)
45,514,000	4.190	(a)	08/26/26	45,514,000
142,023,000	4.185	(a)	09/03/26	142,100,021
155,027,000	4.190	(a)	09/04/26	155,027,000
91,870,000	4.190	(a)	09/09/26	91,870,000
340,680,000	4.190	(a)	10/09/26	340,680,000
Federal Home Loan Bank
95,213,000	4.144		12/30/25	94,903,902
285,637,000	4.145		12/31/25	284,677,736
380,848,000	4.129		01/02/26	379,485,411
47,568,000	4.154		01/02/26	47,397,812
95,212,000	4.179		01/02/26	94,871,353
476,061,000	4.150		01/05/26	474,194,417
95,212,000	4.155		01/05/26	94,838,684
571,274,000	4.156		01/05/26	569,034,097
338,297,000	3.958		01/06/26	336,962,995
186,917,000	4.252		01/06/26	186,179,931
12,790,000	4.141		01/08/26	12,735,728
518,584,000	4.134		01/15/26	515,984,598
94,711,000	4.244		01/20/26	94,173,381
223,046,000	4.251		01/20/26	221,779,898
94,711,000	4.250		01/21/26	94,162,900
246,012,000	3.931		01/22/26	244,602,855
98,372,000	4.045		01/22/26	97,808,530
221,239,000	4.046		01/22/26	219,971,753
98,372,000	4.062		01/22/26	97,808,530
282,595,000	4.078		01/22/26	280,976,309
706,440,000	4.091		01/22/26	702,393,545
282,594,000	4.123		01/22/26	280,975,315
282,594,000	4.124		01/22/26	280,975,315
141,347,000	4.126		01/22/26	140,537,371
101,341,000	4.241		01/22/26	100,760,524
94,711,000	4.246		01/22/26	94,168,500
463,801,000	3.941		01/28/26	460,939,090
822,192,000	3.913		01/29/26	816,972,565
84,328,000	3.916		01/29/26	83,792,669
85,452,000	3.958		01/29/26	84,909,534
217,346,000	4.060		01/29/26	215,966,245
337,804,000	4.116		01/29/26	335,659,554
84,451,000	4.122		01/29/26	83,914,889
425,010,000	3.914		01/30/26	422,312,880
210,819,000	3.917		01/30/26	209,481,139
252,983,000	3.918		01/30/26	251,377,566

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities– (continued)

$266,473,000	3.896%		02/03/26	$264,658,675
168,656,000	3.908		02/03/26	167,507,678
97,117,000	4.074		02/03/26	96,455,763
252,797,000	3.907		02/05/26	251,028,896
173,212,000	4.037		02/27/26	171,558,595
216,513,000	4.038		03/02/26	214,375,806
106,954,000	3.763		06/11/26	104,883,371
Federal Home Loan Bank (SOFR + 0.000%)
1,485,000,000	4.050	(a)	02/13/26	1,485,000,000
Federal Home Loan Bank (SOFR + 0.005%)
960,355,000	4.055	(a)	05/20/26	960,355,000
960,355,000	4.055	(a)	05/21/26	960,355,000
Federal Home Loan Bank (SOFR + 0.010%)
240,060,000	4.060	(a)	08/21/26	240,060,000
Federal Home Loan Bank (SOFR + 0.045%)
240,325,000	4.095	(a)	05/18/26	240,325,000
Federal Home Loan Bank (SOFR + 0.085%)
288,120,000	4.135	(a)	02/26/27	288,120,000
Federal Home Loan Bank (SOFR + 0.090%)
48,040,000	4.140	(a)	02/19/26	48,040,000
240,275,000	4.140	(a)	02/12/27	240,275,000
480,435,000	4.140	(a)	02/19/27	480,435,000
Federal Home Loan Bank (SOFR + 0.095%)
287,080,000	4.145	(a)	04/09/27	287,080,000
Federal Home Loan Bank (SOFR + 0.100%)
288,045,000	4.150	(a)	10/21/26	288,045,000
Federal Home Loan Bank (SOFR + 0.110%)
48,075,000	4.160	(a)	02/12/27	48,075,000
Federal Home Loan Bank (SOFR + 0.115%)
144,580,000	4.165	(a)	01/25/27	144,580,000
Federal Home Loan Bank (SOFR + 0.125%)
57,395,000	4.175	(a)	10/22/27	57,395,000
669,610,000	4.175	(a)	10/27/27	669,610,000
Federal Home Loan Bank (SOFR + 0.130%)
143,335,000	4.180	(a)	10/22/27	143,335,000
Federal Home Loan Bank (SOFR + 0.135%)
351,805,000	4.185	(a)	01/06/27	351,805,000
Federal Home Loan Bank (SOFR + 0.140%)
375,825,000	4.190	(a)	09/09/26	375,825,000
493,740,000	4.190	(a)	10/08/26	493,740,000
220,875,000	4.185	(a)	10/29/26	221,009,451
Federal Home Loan Mortgage Corp.
268,268,000	3.888		01/20/26	266,833,511
33,003,000	3.942		01/21/26	32,822,996
246,053,000	3.901		01/22/26	244,684,080
491,861,000	3.912		01/22/26	489,124,523
491,919,000	3.905		01/29/26	488,819,159
295,151,000	3.906		01/29/26	293,291,098
330,719,000	3.889		01/30/26	328,607,910
Federal Home Loan Mortgage Corp. (SOFR + 0.080%)
996,040,000	4.130	(a)	01/08/27	996,040,000
Federal Home Loan Mortgage Corp. (SOFR + 0.095%)
725,420,000	4.145	(a)	05/05/27	725,420,000
Federal Home Loan Mortgage Corp. (SOFR + 0.140%)
404,828,000	4.190	(a)	09/04/26	404,828,000
229,714,000	4.190	(a)	10/16/26	229,714,000
157,650,000	4.188	(a)	10/29/26	157,705,071
1,062,669,000	4.190	(a)	09/22/27	1,062,669,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities– (continued)

Federal Home Loan Mortgage Corporation (SOFR + 0.140%)
$1,057,499,000	4.190	%(a)	10/06/27	$1,057,499,000
1,950,000,000	4.190	(a)	10/14/27	1,950,000,000
Federal National Mortgage Association (SOFR + 0.120%)
125,225,000	4.170	(a)	07/29/26	125,225,000
Federal National Mortgage Association (SOFR + 0.135%)
987,275,000	4.185	(a)	08/21/26	987,268,283
Federal National Mortgage Association (SOFR + 0.140%)
863,397,000	4.190	(a)	09/11/26	863,397,000
U.S. International Development Finance Corp. (3 Mo. U.S. Treasury Bill Yield + 0.000%)
11,850,000	4.150	(a)	07/09/26	11,850,000
10,496,667	4.180	(a)	09/15/26	10,496,667
7,788,461	4.180	(a)	12/15/26	7,788,461
3,124,999	4.180	(a)	01/20/27	3,124,999
6,122,558	4.100	(a)	06/20/27	6,122,558
3	4.139	(a)	06/20/27	3
11,142,855	4.100	(a)	09/20/27	11,142,855
15,653,847	4.180	(a)	06/20/28	15,653,847
22,944,818	4.180	(a)	11/15/28	22,944,819
23,671,698	4.150	(a)	01/15/30	23,671,698
32,400,000	4.180	(a)	03/15/30	32,400,000
20,000,000	4.180	(a)	10/15/30	20,000,001
7,666,666	4.180	(a)	08/15/31	7,666,666
10,418,220	4.180	(a)	09/02/31	10,418,220
29,938,160	4.180	(a)	09/30/31	29,938,160
17,441,862	4.180	(a)	12/20/31	17,441,862
36,103,944	4.180	(a)	12/15/33	36,103,944
12,835,691	4.180	(a)	01/20/35	12,835,691
13,955,239	4.180	(a)	04/20/35	13,955,239
2,965,352	4.100	(a)	09/20/38	2,965,352
34,570,021	4.100	(a)	07/07/40	34,570,021

TOTAL U.S. GOVERNMENT AGENCY SECURITIES				$40,248,072,618

U.S. Treasury Obligations - 28.3%

United States Treasury Bills
65,000,000	3.905		12/02/25	64,993,008
480,532,500	3.931		12/02/25	480,480,812
19,474,200	3.936		12/02/25	19,472,105
600,000,000	4.304		12/26/25	598,304,167
494,795,600	3.966	(b)	12/30/25	493,294,720
6,599,100	3.904		01/02/26	6,576,493
36,295,000	3.911		01/02/26	36,170,661
91,958,900	3.921		01/02/26	91,643,869
330,470,800	3.926		01/02/26	329,338,681
120,738,100	3.927		01/02/26	120,324,478
60,737,300	3.931		01/02/26	60,529,228
30,773,400	3.932		01/02/26	30,667,977
39,594,700	3.905		01/08/26	39,434,209
112,184,700	3.910		01/08/26	111,729,978
39,594,600	3.916		01/08/26	39,434,110
145,308,900	3.912		01/20/26	144,534,269
36,424,400	3.922		01/20/26	36,230,224
19,582,700	3.927		01/20/26	19,478,306
199,111,400	3.886	(b)	01/27/26	197,928,260
196,016,700	3.906	(b)	01/27/26	194,851,949
264,931,900	3.885		02/05/26	263,088,424
21,866,200	3.888		02/05/26	21,714,048
13,119,700	3.890		02/05/26	13,028,409

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$216,271,100	3.833%		02/26/26	$214,313,756
232,514,500	3.793		03/03/26	230,298,722
1,375,403,600	3.803		03/03/26	1,362,296,505
38,799,700	3.860		03/03/26	38,429,953
566,697,100	3.865		03/03/26	561,296,683
470,243,700	3.870		03/03/26	465,762,449
6,039,800	3.975		03/05/26	5,978,789
495,699,800	3.981		03/05/26	490,692,516
259,411,700	3.984		03/05/26	256,791,267
220,499,600	3.992		03/05/26	218,272,236
770,916,300	4.007		03/05/26	763,128,932
930,106,600	4.013		03/05/26	920,711,180
206,659,200	3.823		03/10/26	204,538,962
365,551,000	3.829		03/10/26	361,800,598
32,824,000	3.834		03/10/26	32,487,239
143,700,000	3.839		03/10/26	142,225,698
1,472,841,600	3.850		03/17/26	1,456,565,905
261,305,100	3.871		03/17/26	258,417,538
203,051,600	3.824		03/24/26	200,668,940
213,705,600	3.829		03/24/26	211,197,923
23,968,400	3.833		03/24/26	23,687,149
374,448,700	3.834		03/24/26	370,054,822
51,683,900	3.838		03/24/26	51,077,428
220,818,500	3.839		03/24/26	218,227,359
461,526,400	3.850		03/24/26	456,110,730
138,472,200	3.839		03/26/26	136,826,875
41,108,800	3.859		03/26/26	40,620,346
20,468,700	3.808	(b)	03/31/26	20,216,347
84,872,600	3.819	(b)	03/31/26	83,826,230
256,889,300	3.829	(b)	03/31/26	253,722,187
176,387,600	3.834	(b)	03/31/26	174,212,969
20,468,700	3.839	(b)	03/31/26	20,216,347
80,535,800	3.812		04/02/26	79,528,617
5,236,000	3.817		04/02/26	5,170,518
93,212,800	3.752		04/09/26	91,979,006
24,836,300	3.803		04/09/26	24,507,559
48,371,900	3.816		04/09/26	47,731,634
72,558,000	3.823		04/09/26	71,597,600
46,227,000	3.828		04/09/26	45,615,125
175,246,000	3.833		04/09/26	172,926,389
60,464,900	3.838		04/09/26	59,664,568
13,315,900	3.755		04/16/26	13,130,790
251,086,400	3.766		04/16/26	247,595,946
389,506,700	3.788		04/16/26	384,092,009
164,101,100	3.789		04/16/26	161,819,864
2,574,200,600	3.807		04/16/26	2,538,415,588
19,010,800	3.753		04/23/26	18,734,434
79,896,400	3.780		04/23/26	78,734,921
1,763,499,600	3.781		04/23/26	1,737,863,046
363,890,600	3.739		04/30/26	358,378,126
997,730,300	3.744		04/30/26	982,615,969
193,405,800	3.749		04/30/26	190,475,951
4,056,723,300	3.760		04/30/26	3,995,269,161
913,755,300	3.812		05/14/26	898,391,311
90,808,300	3.821		05/14/26	89,281,439
94,014,900	3.812		05/21/26	92,359,296
621,444,300	3.833		05/21/26	610,500,656
23,711,300	3.753	(b)	05/28/26	23,281,203
98,796,700	3.775		05/28/26	97,004,636

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$137,416,300	3.780%	05/28/26	$134,923,718
2,271,691,300	3.791	05/28/26	2,230,485,300
1,028,638,300	3.963	08/06/26	1,001,994,281
1,660,908,900	3.619	10/29/26	1,608,140,899
59,501,700	3.633	11/27/26	57,437,318
869,124,600	3.635	11/27/26	838,970,756
United States Treasury Floating Rate Note
27,192,400	3.787	03/31/26	27,232,838
62,542,300	3.805	03/31/26	62,635,307
67,981,000	3.817	03/31/26	68,082,094
106,853,700	4.025	03/31/26	107,012,602
54,384,600	4.039	03/31/26	54,465,475
99,009,600	4.122	03/31/26	99,156,837
53,643,800	4.132	03/31/26	53,723,574
152,186,100	4.198	03/31/26	152,412,416
175,290,700	3.875	04/30/26	172,970,130
192,429,700	3.955	04/30/26	189,882,237
671,120,600	3.960	04/30/26	673,434,656
235,954,800	3.966	04/30/26	236,768,383
67,200,900	3.976	04/30/26	67,432,612
65,293,900	4.000	04/30/26	64,429,513
55,530,200	4.009	04/30/26	54,795,068
268,804,100	4.014	04/30/26	269,730,949
158,882,200	4.022	04/30/26	156,778,852
86,979,000	4.034	04/30/26	87,278,908
36,109,400	4.036	04/30/26	35,631,369
68,177,900	4.038	04/30/26	67,275,333
50,628,300	4.040	04/30/26	49,958,062
73,024,100	4.060	04/30/26	72,057,377
177,773,900	4.061	04/30/26	175,420,456
50,792,500	4.066	04/30/26	50,120,088
73,024,100	4.068	04/30/26	73,275,891
76,188,800	4.070	04/30/26	75,180,181
48,583,200	4.071	04/30/26	47,940,036
101,585,200	4.077	04/30/26	101,935,471
48,583,200	4.081	04/30/26	47,940,036
101,585,200	4.101	04/30/26	101,935,471
203,046,300	4.108	04/30/26	203,746,413
150,433,500	4.146	04/30/26	148,442,000
144,172,500	4.150	04/30/26	142,263,885
167,966,200	4.156	04/30/26	165,742,595
45,108,300	4.163	04/30/26	45,263,836
79,487,800	4.190	04/30/26	78,435,508
20,304,700	4.204	04/30/26	20,035,898
87,058,400	3.982	05/31/26	87,423,789
109,423,800	3.996	05/31/26	109,883,058
11,814,400	4.003	05/31/26	11,863,986
24,156,700	4.012	05/31/26	24,258,087
48,313,600	4.014	05/31/26	48,516,375
67,250,400	4.054	05/31/26	67,532,654
53,454,800	3.726	06/30/26	53,661,415
13,415,100	3.734	06/30/26	13,466,953
1,247,600	3.739	06/30/26	1,225,553
44,681,500	3.743	06/30/26	44,854,204
47,475,300	3.748	06/30/26	46,636,322
94,950,800	3.752	06/30/26	95,317,807
71,213,200	3.754	06/30/26	69,954,729
160,354,700	3.755	06/30/26	160,974,508
47,475,400	3.756	06/30/26	47,658,904

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$51,122,700	3.807%	06/30/26	$51,320,301
67,531,900	3.889	06/30/26	66,338,484
47,475,200	3.914	06/30/26	46,636,224
343,189,300	3.994	06/30/26	337,124,500
60,913,700	4.004	06/30/26	59,837,240
40,609,300	4.006	06/30/26	39,891,657
221,833,800	4.010	06/30/26	217,913,580
66,550,200	4.015	06/30/26	65,374,133
40,609,200	4.034	06/30/26	39,891,559
40,609,300	4.045	06/30/26	39,891,657
139,563,100	4.099	06/30/26	137,096,758
49,196,900	4.135	06/30/26	49,387,058
130,159,700	4.136	06/30/26	130,662,798
221,833,700	4.155	06/30/26	217,913,482
232,641,200	4.159	06/30/26	233,540,413
114,840,600	4.197	06/30/26	112,811,151
77,495,000	4.087	07/15/26	77,681,562
104,428,000	4.092	07/15/26	104,679,400
182,470,100	4.107	07/15/26	182,909,379
100,565,600	3.660	07/31/26	100,868,772
47,475,300	3.714	07/31/26	47,618,422
61,084,000	3.719	07/31/26	59,745,065
167,800,200	3.728	07/31/26	168,306,062
59,437,000	3.789	07/31/26	59,616,183
100,565,400	3.846	07/31/26	100,868,571
17,776,700	3.909	07/31/26	17,387,042
71,213,100	3.912	07/31/26	71,427,784
35,516,100	3.942	07/31/26	34,737,602
80,534,500	3.943	07/31/26	78,769,218
72,559,300	3.953	07/31/26	72,778,042
18,085,800	3.958	07/31/26	17,689,367
107,379,200	3.959	07/31/26	107,702,913
18,112,800	3.965	07/31/26	18,167,404
71,213,000	3.968	07/31/26	69,652,042
142,426,000	3.973	07/31/26	142,855,367
118,688,000	3.985	07/31/26	116,086,410
15,595,200	3.990	07/31/26	15,253,360
236,253,600	4.006	07/31/26	231,075,022
127,213,100	4.088	07/31/26	124,424,643
76,327,900	4.098	07/31/26	74,654,825
126,716,100	4.099	07/31/26	123,938,537
76,029,600	4.104	07/31/26	76,258,804
152,059,300	4.109	07/31/26	152,517,708
227,956,500	4.111	07/31/26	222,959,791
152,596,300	4.114	07/31/26	150,399,350
190,074,100	4.119	07/31/26	187,487,541
127,213,200	4.084	08/15/26	124,957,638
152,655,900	4.095	08/15/26	149,949,224
160,970,300	4.111	08/15/26	158,116,205
26,023,000	3.685	08/31/26	25,995,759
47,845,300	3.716	08/31/26	46,754,703
32,518,700	3.731	08/31/26	31,777,461
23,737,600	3.733	08/31/26	23,712,752
135,040,100	3.744	08/31/26	134,898,742
72,803,100	3.764	08/31/26	71,143,609
71,213,200	3.805	08/31/26	71,138,655
94,950,800	3.817	08/31/26	94,851,407
94,329,300	3.844	08/31/26	92,179,135
397,162,000	3.867	08/31/26	388,108,993

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$213,856,800	3.868%	08/31/26	$213,632,937
127,750,300	3.881	08/31/26	124,838,329
357,705,100	3.886	08/31/26	349,551,483
129,960,300	3.895	08/31/26	126,997,953
46,923,800	3.910	08/31/26	45,854,208
378,441,900	3.922	08/31/26	375,823,157
70,808,900	3.924	08/31/26	70,734,778
75,563,700	3.926	08/31/26	73,841,283
102,579,000	3.931	08/31/26	102,471,622
153,868,500	3.933	08/31/26	152,592,016
155,952,800	3.934	08/31/26	152,397,974
118,105,000	3.935	08/31/26	115,412,886
289,719,300	3.938	08/31/26	283,115,368
386,292,400	3.939	08/31/26	385,888,034
168,160,000	3.977	08/31/26	167,983,972
38,313,500	3.568	09/30/26	37,418,162
102,315,800	3.655	09/30/26	99,924,809
230,210,500	3.663	09/30/26	224,830,772
47,023,200	3.673	09/30/26	45,924,327
152,812,300	3.677	09/30/26	149,241,270
106,636,200	3.687	09/30/26	104,144,247
81,908,800	3.689	09/30/26	79,994,695
11,223,800	3.691	09/30/26	11,035,386
225,728,400	3.692	09/30/26	222,570,888
102,598,700	3.694	09/30/26	102,403,454
200,610,800	3.695	09/30/26	200,229,035
18,990,200	3.697	09/30/26	18,954,061
60,855,700	3.699	09/30/26	60,739,891
110,847,000	3.701	09/30/26	108,256,646
476,795,700	3.705	09/30/26	470,456,515
102,082,400	3.706	09/30/26	100,368,742
153,898,400	3.709	09/30/26	153,054,940
47,475,200	3.710	09/30/26	47,384,854
213,272,100	3.714	09/30/26	208,288,201
48,784,600	3.719	09/30/26	48,691,762
77,142,100	3.733	09/30/26	75,339,387
73,176,800	3.790	09/30/26	71,466,751
64,533,000	3.803	09/30/26	63,024,945
118,244,200	3.817	09/30/26	115,480,983
176,575,900	3.846	09/30/26	172,449,545
356,567,400	3.847	09/30/26	348,234,871
67,924,300	3.848	09/30/26	67,795,039
119,211,800	3.849	09/30/26	118,984,939
344,844,800	3.862	09/30/26	338,636,797
662,287,800	3.867	09/30/26	646,810,972
112,984,300	3.672	10/15/26	113,892,630
166,666,900	3.673	10/15/26	168,006,807
16,157,000	3.675	10/15/26	16,286,893
178,535,300	3.677	10/15/26	179,970,622
179,423,600	3.679	10/15/26	180,866,064
117,315,300	3.632	11/30/26	117,980,676
76,711,400	3.633	11/30/26	74,916,621
132,104,100	3.661	11/30/26	132,853,354
264,208,000	3.666	11/30/26	265,706,507
95,697,800	3.668	11/30/26	95,489,211
189,613,500	3.671	11/30/26	190,688,930
43,066,100	3.676	11/30/26	43,310,358
234,478,300	3.678	11/30/26	232,051,406
64,675,600	3.680	11/30/26	65,042,420

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$26,309,500	3.681%		11/30/26	$26,458,719
52,624,500	3.684		12/15/26	52,991,358
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.098%)
61,036,800	3.881	(a)	01/31/27	60,984,757
700,559,900	3.882	(a)	01/31/27	699,962,574
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.159%)
1,679,217,700	3.939	(a)	07/31/27	1,678,562,503
2,869,339,900	3.942	(a)	07/31/27	2,868,220,341
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.160%)
128,282,900	3.938	(a)	04/30/27	128,301,059
3,719,382,100	3.939	(a)	04/30/27	3,719,908,578
1,634,242,900	3.940	(a)	04/30/27	1,634,474,227
494,337,400	3.941	(a)	04/30/27	494,407,373
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.182%)
166,124,500	3.962	(a)	07/31/26	166,136,516
293,100	3.968	(a)	07/31/26	293,121
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.190%)
412,241,000	4.020	(a)	10/31/27	412,257,375
4,223,953,900	4.022	(a)	10/31/27	4,224,121,688
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.205%)
100,145,900	3.983	(a)	10/31/26	100,149,305
1,853,509,800	3.985	(a)	10/31/26	1,853,572,819
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.245%)
5,108,583,100	4.022	(a)	01/31/26	5,108,835,763
2,620,967,000	4.025	(a)	01/31/26	2,621,096,630

TOTAL U.S. TREASURY OBLIGATIONS				$79,079,392,857

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$119,327,465,475

Repurchase Agreements(c) - 56.7%

Bank of America, National Association
340,000,000	4.270		12/09/25	$340,000,000
Maturity Value: $348,630,144
Settlement Date: 05/09/25
Collateralized by Federal National Mortgage Association, 2.000% to 3.500%, due 07/01/42 to 08/01/50. The aggregate market value of the collateral, including accrued interest, was $350,199,999.
245,000,000	4.260		01/02/26	$245,000,000
Maturity Value: $250,334,467
Settlement Date: 07/02/25
Collateralized by Federal National Mortgage Association, 2.000% to 3.500%, due 08/01/40 to 11/01/49. The aggregate market value of the collateral, including accrued interest, was $252,350,001.
945,000,000	3.900		03/31/26	$945,000,000
Maturity Value: $981,547,875
Settlement Date: 04/08/25
Collateralized by Federal National Mortgage Association, 2.000% to 4.500%, due 03/01/41 to 09/01/50. The aggregate market value of the collateral, including accrued interest, was $973,349,999.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Bank of Montreal
$295,000,000	4.170	%(d)	12/05/25	$295,000,000
Maturity Value: $298,109,545
Settlement Date: 09/05/25

Collateralized by Federal Home Loan Mortgage Corp., 5.500% to 6.000%, due 07/01/54 to 09/01/55 and Federal National Mortgage Association, 6.000%, due 02/01/55. The aggregate market value of the collateral, including accrued interest, was $303,850,000.

246,000,000	4.150	(d)	12/08/25	$246,000,000
Maturity Value: $248,580,609
Settlement Date: 09/08/25
Collateralized by Government National Mortgage Association, 1.500% to 8.500%, due 04/20/26 to 04/20/64. The aggregate market value of the collateral, including accrued interest, was $253,380,001.
494,000,000	4.080	(d)	03/09/26	$494,000,000
Maturity Value: $526,472,257
Settlement Date: 08/06/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 08/01/42 to 12/01/55 and Federal National Mortgage Association, 2.000% to 6.000%, due 03/01/38 to 11/01/55. The aggregate market value of the collateral, including accrued interest, was $508,820,000.

Barclays Bank PLC
1,000,000,000	4.090		12/01/25	$1,000,000,000
Maturity Value: $1,000,340,833
Settlement Date: 11/28/25
Collateralized by U.S. Treasury Bonds, 2.875% to 3.250%, due 05/15/42 to 05/15/52. The aggregate market value of the collateral, including accrued interest, was $ 1,020,347,663.
832,000,000	4.050	(d)	12/03/25	$832,000,000
Maturity Value: $834,808,000
Settlement Date: 11/03/25
Collateralized by U.S. Treasury Notes, 4.125% to 4.625%, due 04/30/29 to 10/31/31. The aggregate market value of the collateral, including accrued interest, was $849,301,552.
1,235,000,000	4.040	(d)	12/10/25	$1,235,000,000
Maturity Value: $1,239,157,833
Settlement Date: 11/10/25

Collateralized by Federal Home Loan Mortgage Corp., 4.750%, due 07/30/30, Government National Mortgage Association, 2.000% to 5.500%, due 01/20/51 to 05/20/55 and a U.S. Treasury Note, 3.875%, due 08/15/33. The aggregate market value of the collateral, including accrued interest, was $1,272,406,395.

1,994,000,000	4.040	(d)	12/12/25	$1,994,000,000
Maturity Value: $2,000,489,361
Settlement Date: 11/13/25
Collateralized by Government National Mortgage Association, 4.000% to 5.500%, due 05/20/52 to 11/20/54. The aggregate market value of the collateral, including accrued interest, was $2,054,967,859.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Barclays Bank PLC – (continued)
$984,000,000	4.060	%(d)	12/19/25	$984,000,000
Maturity Value: $994,098,575
Settlement Date: 09/19/25

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 10/01/50 to 05/01/55 and Federal National Mortgage Association, 2.000% to 6.500%, due 03/01/37 to 12/01/55. The aggregate market value of the collateral, including accrued interest, was $1,013,862,907.

4,193,000,000	4.030	(d)	01/12/26	$4,193,000,000
Maturity Value: $4,222,571,121
Settlement Date: 11/10/25

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/26 to 08/15/54 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/41 to 08/15/53. The aggregate market value of the collateral, including accrued interest, was $4,280,176,944.

840,000,000	4.030	(d)	01/14/26	$840,000,000
Maturity Value: $845,736,031
Settlement Date: 11/14/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 02/05/26 and U.S. Treasury Notes, 1.250% to 4.125%, due 11/30/26 to 08/31/31. The aggregate market value of the collateral, including accrued interest, was $857,087,840.

Barclays Capital, Inc.
26,640,000	4.080		12/01/25	$26,640,000
Maturity Value: $26,649,058
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 4.500%, due 11/15/33. The market value of the collateral, including accrued interest, was $27,172,816.
500,000,000	4.080		12/01/25	$500,000,000
Maturity Value: $500,170,000
Settlement Date: 11/28/25
Collateralized by U.S. Treasury Notes, 2.875% to 4.250%, due 02/28/29 to 04/30/29. The aggregate market value of the collateral, including accrued interest, was $510,000,086.

BNP Paribas
129,500,000	4.090		12/01/25	$129,500,000
Maturity Value: $129,544,138
Settlement Date: 11/28/25

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 6.500%, due 01/01/35 to 11/01/54 and Federal National Mortgage Association, 4.500% to 6.500%, due 03/01/33 to 11/01/55. The aggregate market value of the collateral, including accrued interest, was $133,385,002.

632,000,000	4.270	(d)	12/11/25	$632,000,000
Maturity Value: $645,718,085
Settlement Date: 06/11/25

Collateralized by U.S. Treasury Bills, 0.000%, due 03/19/26 to 11/27/26, U.S. Treasury Bonds, 4.625% to 6.125%, due 11/15/27 to 02/15/40, a U.S. Treasury Inflation-Indexed Bond, 0.875%, due 02/15/47, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/26 to 11/15/48, U.S. Treasury Notes, 0.750% to 0.875%, due 04/30/26 to 09/30/26 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/45 to 08/15/55. The aggregate market value of the collateral, including accrued interest, was $644,640,002.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$3,350,000,000	4.090%		02/09/26	$3,350,000,000
Maturity Value: $3,432,208,992
Settlement Date: 07/08/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 09/03/26, U.S. Treasury Floating Rate Note, 3.930%, due 04/30/26, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/26 to 08/15/51, U.S. Treasury Notes, 3.500% to 4.625%, due 05/15/26 to 07/31/30 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/28 to 08/15/55. The aggregate market value of the collateral, including accrued interest, was $3,416,999,994.

1,680,000,000	4.090	(d)	02/10/26	$1,680,000,000
Maturity Value: $1,721,036,329
Settlement Date: 07/10/25

Collateralized by U.S. Treasury Bonds, 4.625% to 6.125%, due 11/15/27 to 02/15/40, U.S. Treasury Inflation-Indexed Bonds, 2.375% to 2.500%, due 01/15/27 to 01/15/29, U.S. Treasury Inflation-Indexed Notes, 0.750% to 1.375%, due 07/15/28 to 07/15/33, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/35 to 05/15/47, U.S. Treasury Notes, 1.250% to 4.875%, due 03/15/26 to 08/15/35 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/36 to 11/15/50. The aggregate market value of the collateral, including accrued interest, was $1,713,599,992.

2,525,000,000	4.090	(d)	02/10/26	$2,525,000,000
Maturity Value: $2,586,963,494
Settlement Date: 07/09/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 01/15/26, U.S. Treasury Bonds, 1.375% to 4.625%, due 02/15/42 to 08/15/54, a U.S. Treasury Floating Rate Note, 3.985%, due 10/31/26, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 2.375%, due 01/15/27 to 02/15/52, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 01/15/30 to 01/15/33, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/26 to 05/15/52, U.S. Treasury Notes, 0.375% to 4.625%, due 09/30/26 to 08/15/32 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/28 to 08/15/55. The aggregate market value of the collateral, including accrued interest, was $2,575,499,996.

2,515,000,000	4.090	(d)	02/17/26	$2,515,000,000
Maturity Value: $2,577,289,558
Settlement Date: 07/14/25

Collateralized by U.S. Treasury Bonds, 3.875% to 6.125%, due 11/15/27 to 02/15/43, U.S. Treasury Inflation-Indexed Bonds, 1.750% to 2.500%, due 01/15/28 to 01/15/29, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/26 to 08/15/51, U.S. Treasury Notes, 0.500% to 4.875%, due 08/15/26 to 11/15/34 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/28 to 08/15/55. The aggregate market value of the collateral, including accrued interest, was $2,565,300,002.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$1,675,000,000	3.850	%(d)	03/18/26	$1,675,000,000
Maturity Value: $1,707,422,869
Settlement Date: 09/18/25

Collateralized by Federal Farm Credit Bank, 1.730% to 2.830%, due 09/10/35 to 12/19/36, Federal Home Loan Bank, 4.080%, due 05/25/33, Federal Home Loan Mortgage Corp., 1.500% to 7.500%, due 08/01/27 to 12/01/55, Federal National Mortgage Association, 1.900% to 7.500%, due 06/01/27 to 12/01/55, Government National Mortgage Association, 1.500% to 7.000%, due 10/20/28 to 11/20/55 and a U.S. Treasury Inflation-Indexed Note, 0.625%, due 07/15/32. The aggregate market value of the collateral, including accrued interest, was $1,725,223,231.

BofA Securities, Inc.
400,000,000	4.030		12/01/25	$400,000,000
Maturity Value: $400,134,333
Settlement Date: 11/28/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/32, U.S. Treasury Notes, 1.750% to 3.625%, due 10/31/27 to 01/31/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/41 to 11/15/46. The aggregate market value of the collateral, including accrued interest, was $408,000,033.

314,640,000	4.090		12/01/25	$314,640,000
Maturity Value: $314,747,240
Settlement Date: 11/28/25

Collateralized by Federal Farm Credit Bank, 0.940% to 4.170%, due 06/24/26 to 08/19/30, Federal Home Loan Bank, 2.000% to 4.065%, due 12/12/25 to 02/25/27, Federal Home Loan Mortgage Corp., 3.875% to 4.270%, due 05/23/28 to 11/24/28, Federal National Mortgage Association Stripped Security, 0.000%, due 07/15/37 and Government National Mortgage Association, 3.500% to 6.500%, due 03/15/33 to 11/20/55. The aggregate market value of the collateral, including accrued interest, was $322,327,955.

1,675,000,000	4.100	(d)	01/15/26	$1,675,000,000
Maturity Value: $1,710,100,559
Settlement Date: 07/15/25

Collateralized by Federal Farm Credit Bank, 1.420% to 4.275%, due 10/20/26 to 09/01/33, Federal Home Loan Bank, 0.650% to 4.250%, due 12/16/25 to 11/29/38, Government National Mortgage Association, 1.500% to 7.000%, due 04/15/43 to 11/20/55 and Tennessee Valley Authority, 4.875%, due 05/15/35. The aggregate market value of the collateral, including accrued interest, was $1,720,603,099.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BofA Securities, Inc. – (continued)
$980,000,000	4.090	%(d)	01/28/26	$980,000,000
Maturity Value: $1,000,486,354
Settlement Date: 07/28/25

Collateralized by Federal Farm Credit Bank, 0.590% to 4.800%, due 02/17/26 to 12/22/45, Federal Home Loan Bank, 0.000% to 4.500%, due 12/26/25 to 01/27/42, Federal Home Loan Mortgage Corp., 4.000% to 4.270%, due 08/26/27 to 07/07/28, Federal National Mortgage Association, 0.000% to 1.875%, due 01/28/26 to 09/24/26, Government National Mortgage Association, 2.500% to 6.500%, due 03/15/33 to 11/20/55, Tennessee Valley Authority, 4.375%, due 08/01/34 and a U.S. Treasury Note, 3.875%, due 12/31/27. The aggregate market value of the collateral, including accrued interest, was $1,001,500,420.

1,975,000,000	4.100	(d)	04/29/26	$1,975,000,000
Maturity Value: $2,015,937,365
Settlement Date: 10/29/25

Collateralized by Federal Farm Credit Bank, 0.900% to 4.550%, due 12/19/25 to 01/05/37, Federal Home Loan Bank, 0.000% to 0.900%, due 03/04/26 to 08/26/26, Federal Home Loan Mortgage Corp., 0.800% to 4.550%, due 10/27/26 to 09/26/30, Federal National Mortgage Association, 0.875%, due 12/18/26, Government National Mortgage Association, 2.000% to 7.500%, due 08/15/28 to 11/20/55 and Tennessee Valley Authority, 2.875%, due 02/01/27. The aggregate market value of the collateral, including accrued interest, was $2,026,743,353.

246,000,000	4.160	(d)	07/30/26	$246,000,000
Maturity Value: $256,375,737
Settlement Date: 07/30/25

Collateralized by Federal Home Loan Bank, 0.000% to 3.000%, due 03/25/26 to 09/11/26, Federal Home Loan Mortgage Corp., 2.150% to 6.750%, due 03/15/31 to 07/13/40, Government National Mortgage Association, 2.500% to 7.500%, due 02/15/29 to 11/20/55, Tennessee Valley Authority, 4.650%, due 06/15/35, a U.S. Treasury Bond, 3.125%, due 08/15/44, a U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/42 and a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/42. The aggregate market value of the collateral, including accrued interest, was $253,144,706.

Citibank, National Association
988,000,000	4.060		12/10/25	$988,000,000
Maturity Value: $1,033,349,758
Settlement Date: 10/29/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 01/01/26 to 12/01/55, Federal National Mortgage Association, 2.000% to 7.000%, due 01/01/26 to 12/01/55, Government National Mortgage Association, 1.500% to 8.500%, due 07/20/28 to 11/20/55 and Tennessee Valley Authority, 4.625%, due 09/15/60. The aggregate market value of the collateral, including accrued interest, was $1,007,760,008.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc.
$500,000,000	4.080%		12/01/25	$500,000,000
Maturity Value: $500,170,000
Settlement Date: 11/28/25

Collateralized by a U.S. Treasury Bond, 6.750%, due 08/15/26, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 10/15/26 and U.S. Treasury Notes, 0.750% to 4.375%, due 08/15/26 to 06/30/30. The aggregate market value of the collateral, including accrued interest, was $510,000,087.

492,000,000	4.270		12/08/25	$492,000,000
Maturity Value: $499,177,870
Settlement Date: 08/07/25
Collateralized by Government National Mortgage Association, 4.500% to 7.500%, due 05/20/54 to 11/20/55. The aggregate market value of the collateral, including accrued interest, was $501,840,604.
985,000,000	4.050	(d)	01/05/26	$985,000,000
Maturity Value: $1,015,584,250
Settlement Date: 04/04/25
Collateralized by Government National Mortgage Association, 2.500% to 8.000%, due 01/20/54 to 07/20/54. The aggregate market value of the collateral, including accrued interest, was $1,004,700,540.
492,000,000	4.220		01/07/26	$492,000,000
Maturity Value: $500,824,020
Settlement Date: 08/07/25

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.500%, due 11/01/55 to 12/01/55, Federal National Mortgage Association, 5.500%, due 12/01/55 and U.S. Treasury Notes, 1.375% to 3.750%, due 08/31/31 to 11/15/31. The aggregate market value of the collateral, including accrued interest, was $501,840,069.

368,000,000	4.310		01/16/26	$368,000,000
Maturity Value: $377,428,364
Settlement Date: 06/16/25
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.500%, due 10/01/55. The aggregate market value of the collateral, including accrued interest, was $375,360,959.
691,000,000	4.050	(d)	02/09/26	$691,000,000
Maturity Value: $707,791,300
Settlement Date: 07/08/25

Collateralized by a U.S. Treasury Bond, 6.750%, due 08/15/26, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 10/15/26 and U.S. Treasury Notes, 0.750% to 4.375%, due 08/15/26 to 06/30/30. The aggregate market value of the collateral, including accrued interest, was $704,820,100.

984,000,000	4.060	(d)	02/09/26	$984,000,000
Maturity Value: $1,007,970,245
Settlement Date: 07/08/25
Collateralized by Government National Mortgage Association, 2.000% to 5.500%, due 05/20/50 to 03/20/55. The aggregate market value of the collateral, including accrued interest, was $1,003,680,473.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$420,000,000	4.170%		02/09/26	$420,000,000
Maturity Value: $429,000,250
Settlement Date: 08/08/25

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 09/01/55 to 12/01/55, Federal National Mortgage Association, 4.000% to 6.500%, due 09/01/55 to 12/01/55 and a U.S. Treasury Note, 0.500%, due 08/31/27. The aggregate market value of the collateral, including accrued interest, was $428,400,026.

492,000,000	4.180		02/09/26	$492,000,000
Maturity Value: $502,625,560
Settlement Date: 08/07/25

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.500%, due 11/01/35 to 12/01/55, Federal National Mortgage Association, 2.500% to 7.000%, due 11/01/35 to 06/01/62 and a U.S. Treasury Note, 1.875%, due 06/30/26. The aggregate market value of the collateral, including accrued interest, was $501,840,017.

1,965,000,000	4.060	(d)	02/17/26	$1,965,000,000
Maturity Value: $2,013,089,018
Settlement Date: 07/15/25
Collateralized by Government National Mortgage Association, 2.000% to 6.500%, due 02/20/52 to 04/20/55. The aggregate market value of the collateral, including accrued interest, was $2,004,300,589.
2,075,000,000	4.050	(d)	02/18/26	$2,075,000,000
Maturity Value: $2,125,189,062
Settlement Date: 07/18/25

Collateralized by a U.S. Treasury Floating Rate Note, 3.878%, due 01/31/27, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 10/15/26 to 04/15/27 and U.S. Treasury Notes, 0.625% to 4.500%, due 09/30/26 to 06/30/30. The aggregate market value of the collateral, including accrued interest, was $2,116,500,022.

2,950,000,000	4.060	(d)	02/18/26	$2,950,000,000
Maturity Value: $3,021,529,320
Settlement Date: 07/18/25

Collateralized by Government National Mortgage Association, 1.500% to 8.000%, due 12/20/27 to 09/20/55 and a U.S. Treasury Note, 3.750%, due 08/31/31. The aggregate market value of the collateral, including accrued interest, was $3,009,000,066.

1,965,000,000	4.060	(d)	02/23/26	$1,965,000,000
Maturity Value: $2,012,867,409
Settlement Date: 07/22/25
Collateralized by Government National Mortgage Association, 2.000% to 7.500%, due 08/20/52 to 08/20/55. The aggregate market value of the collateral, including accrued interest, was $2,004,300,366.
490,000,000	4.060	(d)	02/27/26	$490,000,000
Maturity Value: $501,825,880
Settlement Date: 07/28/25
Collateralized by Government National Mortgage Association, 2.000% to 5.500%, due 07/20/52 to 07/20/54. The aggregate market value of the collateral, including accrued interest, was $499,800,449.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$418,000,000	3.920%		03/19/26	$418,000,000
Maturity Value: $426,283,831
Settlement Date: 09/18/25

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.000%, due 10/01/55 to 11/01/55 and Federal National Mortgage Association, 4.500% to 6.500%, due 10/01/55 to 11/01/55. The aggregate market value of the collateral, including accrued interest, was $426,360,825.

828,000,000	4.050	(d)	03/23/26	$828,000,000
Maturity Value: $844,953,300
Settlement Date: 09/22/25

Collateralized by a U.S. Treasury Bond, 6.750%, due 08/15/26, U.S. Treasury Inflation-Indexed Note, 0.125%, due 10/15/26 and U.S. Treasury Notes, 0.750% to 4.250%, due 08/31/26 to 06/30/30. The aggregate market value of the collateral, including accrued interest, was $844,560,048.

984,000,000	4.060	(d)	03/23/26	$984,000,000
Maturity Value: $1,004,197,151
Settlement Date: 09/22/25
Collateralized by Government National Mortgage Association, 1.500% to 4.500%, due 02/20/50 to 09/20/55. The aggregate market value of the collateral, including accrued interest, was $1,003,680,220.
1,970,000,000	4.050	(d)	04/08/26	$1,970,000,000
Maturity Value: $2,010,335,750
Settlement Date: 10/08/25

Collateralized by Government National Mortgage Association, 2.000% to 8.500%, due 04/20/53 to 05/20/55 and U.S. Treasury Notes, 3.875% to 4.125%, due 10/15/27 to 03/31/29. The aggregate market value of the collateral, including accrued interest, was $2,009,400,012.

2,956,000,000	4.050	(d)	04/10/26	$2,956,000,000
Maturity Value: $3,016,524,100
Settlement Date: 10/10/25

Collateralized by Government National Mortgage Association, 2.000% to 9.000%, due 12/15/25 to 11/20/55, a U.S. Treasury Bond, 4.000%, due 11/15/52 and U.S. Treasury Notes, 3.375% to 4.250%, due 09/15/27 to 05/15/35. The aggregate market value of the collateral, including accrued interest, was $3,015,119,943.

2,470,000,000	4.050	(d)	05/07/26	$2,470,000,000
Maturity Value: $2,520,295,375
Settlement Date: 11/07/25
Collateralized by Government National Mortgage Association, 1.500% to 5.500%, due 07/20/51 to 05/20/55. The aggregate market value of the collateral, including accrued interest, was $2,519,400,080.
997,000,000	3.820		05/13/26	$997,000,000
Maturity Value: $1,016,148,493
Settlement Date: 11/13/25

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.000%, due 11/01/55 to 12/01/55 and Federal National Mortgage Association, 4.000% to 7.000%, due 11/01/55 to 12/01/55. The aggregate market value of the collateral, including accrued interest, was $1,016,940,925.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$570,000,000	3.840%		05/20/26	$570,000,000
Maturity Value: $581,004,800
Settlement Date: 11/20/25

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 10/01/55 to 11/01/55, Federal National Mortgage Association, 5.500% to 6.000%, due 10/01/55 and a U.S. Treasury Note, 3.875%, due 06/30/30. The aggregate market value of the collateral, including accrued interest, was $581,400,054.

400,000,000	3.840		05/21/26	$400,000,000
Maturity Value: $407,722,667
Settlement Date: 11/21/25

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.500%, due 11/01/55 to 12/01/55 and Federal National Mortgage Association, 5.000% to 7.000%, due 11/01/55. The aggregate market value of the collateral, including accrued interest, was $408,000,588.

Credit Agricole Corporate and Investment Bank
150,000,000	4.030		12/01/25	$150,000,000
Maturity Value: $150,050,375
Settlement Date: 11/28/25

Collateralized by a U.S. Treasury Bond, 4.625%, due 02/15/55, U.S. Treasury Inflation-Indexed Bond, 0.250%, due 02/15/50, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 01/15/27 to 01/15/35, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/26 to 08/15/38, U.S. Treasury Notes, 0.625% to 4.625%, due 12/31/25 to 02/15/31 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/54. The aggregate market value of the collateral, including accrued interest, was $153,000,000.

1,265,000,000	4.050	(d)	01/12/26	$1,265,000,000
Maturity Value: $1,295,454,875
Settlement Date: 06/12/25

Collateralized by U.S. Treasury Bills, 0.000%, due 12/02/25 to 10/29/26, U.S. Treasury Bonds, 1.125% to 5.000%, due 05/15/40 to 05/15/52, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 2.375%, due 02/15/40 to 02/15/55, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 04/15/26 to 01/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/27 to 05/15/52, U.S. Treasury Notes, 0.375% to 4.875%, due 11/30/25 to 08/15/35 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/29 to 05/15/55. The aggregate market value of the collateral, including accrued interest, was $1,290,300,002.

1,265,000,000	4.050	(d)	01/12/26	$1,265,000,000
Maturity Value: $1,295,454,875
Settlement Date: 06/12/25

Collateralized by U.S. Treasury Bonds, 1.125% to 5.000%, due 05/15/40 to 02/15/55, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/36 to 11/15/44, U.S. Treasury Notes, 1.000% to 4.875%, due 05/31/26 to 01/31/32 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/40 to 02/15/55. The aggregate market value of the collateral, including accrued interest, was $1,290,299,999.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Credit Agricole Corporate and Investment Bank – (continued)
$1,681,000,000	4.050	%(d)	02/03/26	$1,681,000,000
Maturity Value: $1,721,659,188
Settlement Date: 07/03/25

Collateralized by U.S. Treasury Bonds, 1.125% to 5.000%, due 05/15/40 to 11/15/55, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/49, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/26, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/27 to 11/15/35, U.S. Treasury Notes, 0.625% to 4.625%, due 03/31/26 to 08/15/35 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/40 to 05/15/55. The aggregate market value of the collateral, including accrued interest, was $1,714,620,003.

3,364,000,000	4.050	(d)	02/03/26	$3,364,000,000
Maturity Value: $3,445,366,750
Settlement Date: 07/03/25

Collateralized by U.S. Treasury Bills, 0.000%, due 01/02/26 to 10/29/26, U.S. Treasury Bonds, 1.875% to 5.000%, due 02/15/41 to 05/15/55, a U.S. Treasury Floating Rate Note, 3.878%, due 01/31/27, a U.S. Treasury Inflation-Indexed Bond, 0.125%, due 02/15/52, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.375%, due 01/15/27 to 07/15/35, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/27 to 05/15/52, U.S. Treasury Notes, 0.750% to 4.875%, due 01/31/26 to 08/15/34 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/26 to 02/15/55. The aggregate market value of the collateral, including accrued interest, was $3,431,279,999.

624,000,000	4.050	(d)	03/12/26	$624,000,000
Maturity Value: $636,706,200
Settlement Date: 09/12/25

Collateralized by U.S. Treasury Bonds, 1.125% to 4.750%, due 05/15/40 to 05/15/52, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/31 to 11/15/35, U.S. Treasury Notes, 0.500% to 4.375%, due 12/31/25 to 02/15/33 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/55. The aggregate market value of the collateral, including accrued interest, was $636,480,001.

1,444,000,000	4.050	(d)	03/19/26	$1,444,000,000
Maturity Value: $1,473,403,450
Settlement Date: 09/19/25

Collateralized by U.S. Treasury Bonds, 1.125% to 5.000%, due 08/15/40 to 02/15/55, a U.S. Treasury Inflation-Indexed Bond, 1.750%, due 01/15/28, U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.750%, due 07/15/27 to 01/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/31 to 05/15/43, U.S. Treasury Notes, 0.750% to 4.875%, due 02/28/26 to 08/15/35 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/42. The aggregate market value of the collateral, including accrued interest, was $1,472,879,998.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Credit Agricole Corporate and Investment Bank – (continued)
$413,000,000	4.050	%(d)	04/10/26	$413,000,000
Maturity Value: $421,456,175
Settlement Date: 10/10/25

Collateralized by U.S. Treasury Bonds, 1.625% to 4.625%, due 02/15/43 to 05/15/54, a U.S. Treasury Inflation-Indexed Bond, 0.125%, due 02/15/52, U.S. Treasury Inflation-Indexed Notes, 0.250% to 2.375%, due 01/15/28 to 04/15/30, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/31 to 11/15/38, U.S. Treasury Notes, 0.500% to 4.125%, due 03/31/26 to 08/15/34 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/26 to 02/15/55. The aggregate market value of the collateral, including accrued interest, was $421,260,000.

290,000,000	4.050	(d)	04/30/26	$290,000,000
Maturity Value: $295,905,125
Settlement Date: 10/31/25

Collateralized by U.S. Treasury Bonds, 1.375% to 5.000%, due 11/15/41 to 02/15/55, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 1.500%, due 02/15/52 to 02/15/53, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/26 to 08/15/38, U.S. Treasury Notes, 0.375% to 4.250%, due 12/31/25 to 08/15/35 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/26 to 02/15/55. The aggregate market value of the collateral, including accrued interest, was $295,800,005.

Daiwa Capital Markets America, Inc.
126,617,647	4.100		12/01/25	$126,617,647
Maturity Value: $126,660,908
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 4.375%, due 01/31/32. The market value of the collateral, including accrued interest, was $129,150,000.
128,712,010	4.100		12/01/25	$128,712,010
Maturity Value: $128,755,986
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 4.125%, due 02/29/32. The market value of the collateral, including accrued interest, was $131,286,250.
270,563,726	4.100		12/01/25	$270,563,726
Maturity Value: $270,656,168
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 4.125%, due 07/31/31. The market value of the collateral, including accrued interest, was $275,975,000.
297,530,637	4.100		12/01/25	$297,530,637
Maturity Value: $297,632,294
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 4.125%, due 03/31/32. The market value of the collateral, including accrued interest, was $303,481,250.
333,941,176	4.100		12/01/25	$333,941,176
Maturity Value: $334,055,273
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 3.875%, due 08/15/33. The market value of the collateral, including accrued interest, was $340,620,000.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Daiwa Capital Markets America, Inc. – (continued)
$407,843,137	4.100%	12/01/25	$407,843,137
Maturity Value: $407,982,484
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 4.250%, due 02/28/31. The market value of the collateral, including accrued interest, was $416,000,000.

Deutsche Bank Securities, Inc.
500,000,000	3.800	12/01/25	$500,000,000
Maturity Value: $500,158,333
Settlement Date: 11/28/25
Collateralized by U.S. Treasury Bonds, 1.125% to 4.625%, due 05/15/40 to 02/15/55. The aggregate market value of the collateral, including accrued interest, was $510,000,039.
220,000,000	3.850	12/01/25	$220,000,000
Maturity Value: $220,070,583
Settlement Date: 11/28/25
Collateralized by U.S. Treasury Bonds, 2.250% to 3.875%, due 02/15/43 to 02/15/52. The aggregate market value of the collateral, including accrued interest, was $224,400,034.
250,000,000	3.850	12/01/25	$250,000,000
Maturity Value: $250,080,208
Settlement Date: 11/28/25
Collateralized by U.S. Treasury Bonds, 1.625% to 5.375%, due 02/15/31 to 11/15/50. The aggregate market value of the collateral, including accrued interest, was $255,000,007.
500,000,000	3.850	12/01/25	$500,000,000
Maturity Value: $500,160,417
Settlement Date: 11/28/25

Collateralized by U.S. Treasury Bonds, 2.500% to 2.750%, due 11/15/42 to 05/15/46 and U.S. Treasury Notes, 3.625% to 4.125%, due 01/31/27 to 08/31/29. The aggregate market value of the collateral, including accrued interest, was $510,000,046.

500,000,000	4.090	12/01/25	$500,000,000
Maturity Value: $500,170,417
Settlement Date: 11/28/25

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 5.500%, due 04/01/48 to 05/01/55, Federal National Mortgage Association, 2.500% to 6.000%, due 06/01/50 to 12/01/54 and Government National Mortgage Association, 4.500%, due 11/20/54. The aggregate market value of the collateral, including accrued interest, was $510,000,000.

Fixed Income Clearing Corporation / Bank of New York Mellon (The)
1,750,000,000	4.090	12/01/25	$1,750,000,000
Maturity Value: $1,750,596,458
Settlement Date: 11/28/25

Collateralized by Federal Agricultural Mortgage Corp., 4.150% to 5.150%, due 12/15/25 to 05/25/29, Federal Farm Credit Bank, 0.900% to 4.625%, due 04/10/26 to 12/14/26, Federal Farm Credit Bank Funding Corp., 0.000%, due 12/15/25 to 06/15/26, Federal Home Loan Bank, 1.000% to 5.000%, due 12/12/25 to 08/14/30, Federal Home Loan Mortgage Corp., 0.000% to 4.250%, due 12/01/25 to 05/14/30, Federal National Mortgage Association, 4.000% to 4.250%, due 08/07/28 to 08/12/30 and a U.S. Treasury Inflation-Indexed Bond, 3.875%, due 04/15/29. The aggregate market value of the collateral, including accrued interest, was $1,785,000,113.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Fixed Income Clearing Corporation / Bank of New York Mellon (The) – (continued)
$9,000,000,000	4.090%	12/01/25	$9,000,000,000
Maturity Value: $9,003,067,500
Settlement Date: 11/28/25

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.500%, due 01/01/27 to 07/01/55 and Federal National Mortgage Association, 2.000% to 7.500%, due 06/01/27 to 06/01/64. The aggregate market value of the collateral, including accrued interest, was $9,180,000,003.

Fixed Income Clearing Corporation / BofA Securities, Inc.
7,350,000,000	4.090	12/01/25	$7,350,000,000
Maturity Value: $7,352,505,125
Settlement Date: 11/28/25

Collateralized by U.S. Treasury Bills, 0.000%, due 01/13/26 to 11/27/26, U.S. Treasury Bonds, 1.625% to 5.250%, due 11/15/28 to 11/15/53, a U.S. Treasury Floating Rate Note, 3.930%, due 04/30/26 and U.S. Treasury Notes, 0.375% to 4.500%, due 12/31/25 to 08/31/32. The aggregate market value of the collateral, including accrued interest, was $7,497,000,023.

Fixed Income Clearing Corporation / Morgan Stanley & Co. LLC
949,000,000	3.700	12/01/25	$949,000,000
Maturity Value: $949,292,608
Settlement Date: 11/28/25

Collateralized by U.S. Treasury Bills, 0.000%, due 12/26/25 to 06/11/26 and U.S. Treasury Notes, 0.500% to 4.625%, due 05/31/26 to 11/15/35. The aggregate market value of the collateral, including accrued interest, was $967,980,004.

9,500,000,000	4.090	12/01/25	$9,500,000,000
Maturity Value: $9,503,237,917
Settlement Date: 11/28/25

Collateralized by Federal Home Loan Mortgage Corp., 1.000% to 7.500%, due 08/01/26 to 12/01/55, Federal National Mortgage Association, 1.500% to 7.500%, due 11/01/26 to 09/01/63, U.S. Treasury Bonds, 3.000% to 4.375%, due 02/15/38 to 02/15/48 and a U.S. Treasury Note, 2.875%, due 04/30/29. The aggregate market value of the collateral, including accrued interest, was $9,689,999,990.

Fixed Income Clearing Corporation / Northern Trust Company (The)
125,000,000	3.800	12/01/25	$125,000,000
Maturity Value: $125,039,583
Settlement Date: 11/28/25
Collateralized by U.S. Treasury Bonds, 0.000% to 4.375%, due 02/26/26 to 11/30/28. The aggregate market value of the collateral, including accrued interest, was $127,500,000.
1,250,000,000	4.080	12/01/25	$1,250,000,000
Maturity Value: $1,250,425,000
Settlement Date: 11/28/25

Collateralized by a U.S. Treasury Bond, 0.750%, due 01/31/28 and U.S. Treasury Notes, 1.250% to 4.125%, due 11/15/27 to 05/15/28. The aggregate market value of the collateral, including accrued interest, was $1,275,000,000.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Fixed Income Clearing Corporation / State Street Bank and Trust Company
$800,000,000	4.080%	12/01/25	$800,000,000
Maturity Value: $800,272,000
Settlement Date: 11/28/25

Collateralized by a U.S. Treasury Bond, 3.375%, due 04/15/32 and U.S. Treasury Notes, 2.875% to 4.375%, due 03/31/32 to 05/15/34. The aggregate market value of the collateral, including accrued interest, was $816,000,000.

1,000,000,000	4.090	12/01/25	$1,000,000,000
Maturity Value: $1,000,340,833
Settlement Date: 11/28/25

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.000%, due 08/01/28 to 11/01/55, Federal National Mortgage Association, 1.500% to 8.500%, due 01/01/27 to 10/01/62, a U.S. Treasury Bond, 4.750%, due 02/15/45 and U.S. Treasury Notes, 0.750% to 1.500%, due 01/31/28 to 11/30/28. The aggregate market value of the collateral, including accrued interest, was $1,023,407,180.

Goldman Sachs & Co.
250,000,000	3.800	12/01/25	$250,000,000
Maturity Value: $250,079,167
Settlement Date: 11/28/25

Collateralized by U.S. Treasury Bills, 0.000%, due 03/12/26 to 09/03/26, U.S. Treasury Bonds, 2.000% to 6.750%, due 08/15/26 to 02/15/53, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/28 to 05/15/51, U.S. Treasury Notes, 0.500% to 4.625%, due 02/28/26 to 01/31/30 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/46 to 02/15/47. The aggregate market value of the collateral, including accrued interest, was $255,000,000.

HSBC Bank PLC
1,424,000,000	4.060	12/10/25	$1,424,000,000
Maturity Value: $1,490,004,786
Settlement Date: 10/25/24

Collateralized by U.S. Treasury Bonds, 1.125% to 6.375%, due 08/15/27 to 05/15/55, U.S. Treasury Inflation-Indexed Bonds, 0.875% to 3.875%, due 04/15/29 to 02/15/48, U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.750%, due 07/15/27 to 01/15/34, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/27 and U.S. Treasury Notes, 0.500% to 4.625%, due 12/31/25 to 05/15/35. The aggregate market value of the collateral, including accrued interest, was $1,452,971,458.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

HSBC Securities (USA), Inc.
$1,000,000,000	4.090%	12/01/25	$1,000,000,000
Maturity Value: $1,000,340,833
Settlement Date: 11/28/25

Collateralized by Federal Farm Credit Bank, 1.940% to 5.250%, due 04/21/28 to 02/24/42, Federal Home Loan Bank, 1.800% to 5.000%, due 06/30/28 to 05/26/37, Federal Home Loan Mortgage Corp., 0.000% to 7.000%, due 11/15/28 to 11/01/55, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 03/15/26 to 07/15/29, Federal National Mortgage Association, 1.500% to 7.000%, due 09/24/26 to 12/01/55, Federal National Mortgage Association Stripped Securities, 0.000%, due 05/15/26 to 01/15/37, Tennessee Valley Authority, 0.000%, due 01/15/38, a U.S. Treasury Bill, 0.000%, due 03/26/26, U.S. Treasury Notes, 3.500% to 4.125%, due 10/31/27 to 07/31/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/27 to 11/15/46. The aggregate market value of the collateral, including accrued interest, was $1,028,509,810.

961,000,000	4.050	12/10/25	$961,000,000
Maturity Value: $1,005,542,350
Settlement Date: 10/24/24

Collateralized by U.S. Treasury Bonds, 1.875% to 4.250%, due 05/15/43 to 08/15/54, U.S. Treasury Inflation-Indexed Bonds, 1.000% to 3.875%, due 04/15/29 to 02/15/54, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 07/15/31 to 01/15/32, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/28 to 08/15/31, U.S. Treasury Notes, 3.625% to 4.250%, due 11/30/26 to 08/31/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/29 to 05/15/54. The aggregate market value of the collateral, including accrued interest, was $980,550,826.

3,210,000,000	4.060	12/10/25	$3,210,000,000
Maturity Value: $3,359,150,896
Settlement Date: 10/24/24

Collateralized by Federal Farm Credit Bank, 1.950% to 4.375%, due 11/21/29 to 04/06/45, Federal Home Loan Bank, 1.700% to 5.450%, due 06/11/32 to 06/30/42, Federal Home Loan Mortgage Corp., 0.000% to 7.500%, due 12/11/25 to 11/01/55, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 03/15/26 to 07/15/32, Federal National Mortgage Association, 0.000% to 7.500%, due 10/08/27 to 06/01/63, Federal National Mortgage Association Stripped Securities, 0.000%, due 02/07/26 to 07/15/37, Tennessee Valley Authority, 0.000%, due 06/15/35 to 01/15/37, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 04/15/30 to 07/15/30, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/26 to 05/15/48, U.S. Treasury Notes, 1.375% to 4.500%, due 03/31/26 to 04/15/27 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/26 to 08/15/45. The aggregate market value of the collateral, including accrued interest, was $3,298,346,894.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Ing Financial Markets LLC
$300,000,000	4.090%		12/01/25	$300,000,000
Maturity Value: $300,102,250
Settlement Date: 11/28/25

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 06/01/52 to 09/01/54 and Federal National Mortgage Association, 2.000% to 6.500%, due 09/01/50 to 10/01/55. The aggregate market value of the collateral, including accrued interest, was $306,000,002.

J.P. Morgan Securities LLC
28,300,000	4.070		12/01/25	$28,300,000
Maturity Value: $28,309,598
Settlement Date: 11/28/25
Collateralized by U.S. Treasury Notes, 0.625% to 3.875%, due 11/30/26 to 08/15/31. The aggregate market value of the collateral, including accrued interest, was $28,875,854.
1,300,000,000	4.080		12/01/25	$1,300,000,000
Maturity Value: $1,300,442,000
Settlement Date: 11/28/25
Collateralized by U.S. Treasury Notes, 3.375% to 4.250%, due 02/15/28 to 05/15/33. The aggregate market value of the collateral, including accrued interest, was $1,326,450,872.
1,652,000,000	4.050	(d)	12/23/25	$1,652,000,000
Maturity Value: $1,668,726,500
Settlement Date: 09/24/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 2.125%, due 04/15/29 and U.S. Treasury Notes, 2.625% to 4.250%, due 07/31/29 to 08/15/35. The aggregate market value of the collateral, including accrued interest, was $1,690,254,269.

4,932,000,000	4.060	(d)	12/23/25	$4,932,000,000
Maturity Value: $4,966,485,647
Settlement Date: 10/22/25

Collateralized by Federal Farm Credit Bank, 1.650% to 3.990%, due 06/20/33 to 02/24/42, Federal Home Loan Bank, 2.470% to 5.870%, due 04/30/40 to 04/10/45, Federal Home Loan Mortgage Corp., 0.000% to 7.000%, due 12/15/36 to 12/01/55, Federal National Mortgage Association, 2.500% to 5.500%, due 04/01/30 to 11/01/55, Federal National Mortgage Association Stripped Security, 0.000%, due 07/15/37, Government National Mortgage Association, 1.500% to 8.000%, due 01/20/30 to 11/20/55 and Tennessee Valley Authority, 5.250%, due 02/01/55. The aggregate market value of the collateral, including accrued interest, was $5,094,627,873.

835,000,000	4.070	(d)	01/05/26	$835,000,000
Maturity Value: $852,181,060
Settlement Date: 07/07/25

Collateralized by Federal Home Loan Bank, 0.750% to 4.080%, due 02/24/26 to 05/25/33, Federal Home Loan Mortgage Corp., 4.500% to 6.000%, due 09/01/40 to 11/01/55, Federal National Mortgage Association, 3.500%, due 10/01/47, Federal National Mortgage Association Stripped Security, 0.000%, due 02/06/37 and Government National Mortgage Association, 2.000% to 7.500%, due 06/20/30 to 11/20/55. The aggregate market value of the collateral, including accrued interest, was $862,698,088.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Joint Account I
$1,253,000,000	4.080%		12/01/25	$1,253,000,000
Maturity Value: $1,253,426,020
Settlement Date: 11/28/25

Joint Account III
189,600,000	4.090		12/01/25	$189,600,000
Maturity Value: $189,664,622
Settlement Date: 11/28/25

Mizuho Securities USA LLC
2,000,000,000	4.090		12/01/25	$2,000,000,000
Maturity Value: $2,000,681,667
Settlement Date: 11/28/25

Collateralized by Federal Farm Credit Bank, 0.860% to 5.360%, due 04/13/26 to 01/23/45, Federal Home Loan Bank, 0.520% to 5.250%, due 12/24/25 to 08/16/41, Federal Home Loan Mortgage Corp., 1.000% to 8.000%, due 03/25/27 to 11/01/55, Federal National Mortgage Association, 0.625% to 8.500%, due 01/01/26 to 06/01/57, Government National Mortgage Association, 1.500% to 8.000%, due 07/20/27 to 11/20/55, Tennessee Valley Authority, 2.875%, due 02/01/27 and U.S. Treasury Bonds, 2.375% to 4.500%, due 08/15/41 to 05/15/51. The aggregate market value of the collateral, including accrued interest, was $2,056,378,548.

250,000,000	4.070	(d)	01/07/26	$250,000,000
Maturity Value: $254,946,182
Settlement Date: 07/16/25
Collateralized by U.S. Treasury Notes, 3.625% to 4.125%, due 08/31/27 to 06/30/32. The aggregate market value of the collateral, including accrued interest, was $255,000,040.

Natixis-New York Branch
1,000,000,000	4.090		12/01/25	$1,000,000,000
Maturity Value: $1,000,340,833
Settlement Date: 11/28/25

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 5.500%, due 05/01/49 to 08/01/53, Federal National Mortgage Association, 3.500% to 6.500%, due 09/01/46 to 05/01/55, Tennessee Valley Authority, 0.000%, due 01/15/38 to 09/15/39, a U.S. Treasury Bill, 0.000%, due 01/15/26, U.S. Treasury Bonds, 1.250% to 4.000%, due 11/15/41 to 05/15/50, a U.S. Treasury Inflation-Indexed Bond, 0.250%, due 02/15/50, U.S. Treasury Inflation-Indexed Notes, 1.125% to 2.125%, due 04/15/29 to 10/15/30 and U.S. Treasury Notes, 0.375% to 4.625%, due 12/31/25 to 08/15/35. The aggregate market value of the collateral, including accrued interest, was $1,022,276,803.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Nomura Securities International, Inc.
$2,750,000,000	4.090%	12/01/25	$2,750,000,000
Maturity Value: $2,750,937,292
Settlement Date: 11/28/25

Collateralized by Federal Farm Credit Bank, 3.375%, due 10/27/27, Federal Home Loan Bank, 0.000% to 4.800%, due 02/20/26 to 09/10/32, Federal Home Loan Mortgage Corp., 1.500% to 7.000%, due 01/01/27 to 09/01/55, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 09/15/30 to 07/15/32, Federal National Mortgage Association, 2.000% to 6.500%, due 04/01/36 to 06/01/63, Federal National Mortgage Association Stripped Securities, 0.000%, due 01/15/30 to 07/15/37, Government National Mortgage Association, 1.500% to 7.000%, due 03/20/27 to 01/20/55, Tennessee Valley Authority, 3.500%, due 12/15/42, a U.S. Treasury Inflation-Indexed Bond, 2.000%, due 01/15/26, a U.S. Treasury Inflation-Indexed Note, 0.375%, due 07/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/30 to 05/15/54, U.S. Treasury Notes, 0.750% to 4.625%, due 02/28/26 to 08/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/45 to 05/15/53. The aggregate market value of the collateral, including accrued interest, was $2,815,054,230.

Prudential Insurance Company of America (The)
4,194,000	4.100	12/01/25	$4,194,000
Maturity Value: $4,195,433
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 3.625%, due 02/15/44. The market value of the collateral, including accrued interest, was $4,277,880.
4,241,500	4.100	12/01/25	$4,241,500
Maturity Value: $4,242,949
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 2.250%, due 02/15/52. The market value of the collateral, including accrued interest, was $4,326,330.
4,331,250	4.100	12/01/25	$4,331,250
Maturity Value: $4,332,730
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/51. The market value of the collateral, including accrued interest, was $4,417,875.
4,567,500	4.100	12/01/25	$4,567,500
Maturity Value: $4,569,060
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 3.000%, due 02/15/48. The market value of the collateral, including accrued interest, was $4,658,850.
4,567,500	4.100	12/01/25	$4,567,500
Maturity Value: $4,569,060
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 2.375%, due 11/15/49. The market value of the collateral, including accrued interest, was $4,658,850.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$4,623,750	4.100%	12/01/25	$4,623,750
Maturity Value: $4,625,330
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 4.500%, due 11/15/33. The market value of the collateral, including accrued interest, was $4,716,225.
4,650,000	4.100	12/01/25	$4,650,000
Maturity Value: $4,651,589
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 4.250%, due 02/15/54. The market value of the collateral, including accrued interest, was $4,743,000.
4,802,500	4.100	12/01/25	$4,802,500
Maturity Value: $4,804,141
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 1.875%, due 11/15/51. The market value of the collateral, including accrued interest, was $4,898,550.
4,935,000	4.100	12/01/25	$4,935,000
Maturity Value: $4,936,686
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 3.625%, due 05/15/53. The market value of the collateral, including accrued interest, was $5,033,700.
5,086,250	4.100	12/01/25	$5,086,250
Maturity Value: $5,087,988
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 2.750%, due 08/15/42. The market value of the collateral, including accrued interest, was $5,187,975.
5,461,250	4.100	12/01/25	$5,461,250
Maturity Value: $5,463,116
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 2.375%, due 05/15/51. The market value of the collateral, including accrued interest, was $5,570,475.
5,837,500	4.100	12/01/25	$5,837,500
Maturity Value: $5,839,494
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/37. The market value of the collateral, including accrued interest, was $5,954,250.
7,300,000	4.100	12/01/25	$7,300,000
Maturity Value: $7,302,494
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 2.750%, due 08/15/47. The market value of the collateral, including accrued interest, was $7,446,000.
13,537,500	4.100	12/01/25	$13,537,500
Maturity Value: $13,542,125
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/42. The market value of the collateral, including accrued interest, was $13,808,250.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$14,750,000	4.100%	12/01/25	$14,750,000
Maturity Value: $14,755,039
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/50. The market value of the collateral, including accrued interest, was $15,045,000.
15,875,000	4.100	12/01/25	$15,875,000
Maturity Value: $15,880,424
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/49. The market value of the collateral, including accrued interest, was $16,192,500.
15,912,500	4.100	12/01/25	$15,912,500
Maturity Value: $15,917,937
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/44. The market value of the collateral, including accrued interest, was $16,230,750.
18,438,750	4.100	12/01/25	$18,438,750
Maturity Value: $18,445,050
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/38. The market value of the collateral, including accrued interest, was $18,807,525.
19,485,000	4.100	12/01/25	$19,485,000
Maturity Value: $19,491,657
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/39. The market value of the collateral, including accrued interest, was $19,874,700.
21,962,500	4.100	12/01/25	$21,962,500
Maturity Value: $21,970,004
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/49. The market value of the collateral, including accrued interest, was $22,401,750.
24,125,000	4.100	12/01/25	$24,125,000
Maturity Value: $24,133,243
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/41. The market value of the collateral, including accrued interest, was $24,607,500.
26,400,000	4.100	12/01/25	$26,400,000
Maturity Value: $26,409,020
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/48. The market value of the collateral, including accrued interest, was $26,928,000.
28,762,500	4.100	12/01/25	$28,762,500
Maturity Value: $28,772,327
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/43. The market value of the collateral, including accrued interest, was $29,337,750.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$30,250,000	4.100%	12/01/25	$30,250,000
Maturity Value: $30,260,335
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/50. The market value of the collateral, including accrued interest, was $30,855,000.
32,750,000	4.100	12/01/25	$32,750,000
Maturity Value: $32,761,190
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/48. The market value of the collateral, including accrued interest, was $33,405,000.
33,350,000	4.100	12/01/25	$33,350,000
Maturity Value: $33,361,395
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 1.875%, due 02/15/51. The market value of the collateral, including accrued interest, was $34,017,000.
42,031,250	4.100	12/01/25	$42,031,250
Maturity Value: $42,045,611
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/48. The market value of the collateral, including accrued interest, was $42,871,875.
42,500,000	4.100	12/01/25	$42,500,000
Maturity Value: $42,514,521
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/43. The market value of the collateral, including accrued interest, was $43,350,000.
44,062,500	4.100	12/01/25	$44,062,500
Maturity Value: $44,077,555
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 4.000%, due 11/15/52. The market value of the collateral, including accrued interest, was $44,943,750.
49,562,500	4.100	12/01/25	$49,562,500
Maturity Value: $49,579,434
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 3.625%, due 08/31/30. The market value of the collateral, including accrued interest, was $50,553,750.
85,000,000	4.100	12/01/25	$85,000,000
Maturity Value: $85,029,042
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/48. The market value of the collateral, including accrued interest, was $86,700,000.
172,125,000	4.100	12/01/25	$172,125,000
Maturity Value: $172,183,809
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $175,567,500.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

RBC Dominion Securities, Inc.
$835,000,000	3.890	%(d)	03/11/26	$835,000,000
Maturity Value: $851,330,983
Settlement Date: 09/11/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 8.000%, due 10/01/28 to 12/01/55, Federal National Mortgage Association, 1.500% to 7.000%, due 01/01/28 to 12/01/55, Government National Mortgage Association, 2.000% to 6.500%, due 05/15/38 to 11/20/55, U.S. Treasury Bills, 0.000%, due 12/04/25 to 10/29/26, U.S. Treasury Bonds, 1.125% to 4.750%, due 05/15/38 to 05/15/55, U.S. Treasury Inflation-Indexed Bonds, 1.000% to 3.875%, due 04/15/29 to 02/15/54, U.S. Treasury Inflation-Indexed Notes, 1.125% to 1.625%, due 04/15/30 to 01/15/33, U.S. Treasury Notes, 0.625% to 4.500%, due 04/30/26 to 05/15/34 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/46 to 11/15/47. The aggregate market value of the collateral, including accrued interest, was $851,700,068.

175,000,000	3.845	(d)	03/19/26	$175,000,000
Maturity Value: $178,383,067
Settlement Date: 09/19/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 10/29/26, U.S. Treasury Bonds, 2.250% to 3.000%, due 02/15/46 to 05/15/49, a U.S. Treasury Inflation-Indexed Bond, 3.875%, due 04/15/29, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.750%, due 01/15/32 to 01/15/34, U.S. Treasury Notes, 0.375% to 4.625%, due 01/31/26 to 02/15/35 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/47. The aggregate market value of the collateral, including accrued interest, was $178,500,001.

1,473,000,000	3.845	(d)	03/19/26	$1,473,000,000
Maturity Value: $1,501,475,761
Settlement Date: 09/19/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 8.000%, due 03/01/31 to 05/01/55, Federal National Mortgage Association, 1.500% to 6.500%, due 11/01/46 to 11/01/54, Government National Mortgage Association, 2.000% to 6.500%, due 05/15/37 to 11/20/55, U.S. Treasury Bills, 0.000%, due 12/04/25 to 10/29/26, U.S. Treasury Bonds, 1.125% to 5.000%, due 05/15/39 to 05/15/54, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 2.500%, due 01/15/29 to 02/15/55, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.875%, due 01/15/27 to 07/15/34, U.S. Treasury Notes, 0.500% to 4.625%, due 04/30/26 to 08/15/34 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/46 to 08/15/48. The aggregate market value of the collateral, including accrued interest, was $1,502,459,996.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

RBC Dominion Securities, Inc. – (continued)
$1,247,000,000	3.845	%(d)	03/23/26	$1,247,000,000
Maturity Value: $1,271,106,772
Settlement Date: 09/23/25

Collateralized by U.S. Treasury Bills, 0.000%, due 12/11/25 to 02/19/26, U.S. Treasury Bonds, 1.125% to 4.750%, due 08/15/39 to 11/15/55, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 1.500%, due 02/15/42 to 02/15/53, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 01/15/27 to 01/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/34 to 08/15/39, U.S. Treasury Notes, 0.375% to 4.625%, due 09/30/26 to 11/15/34 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/46 to 02/15/49. The aggregate market value of the collateral, including accrued interest, was $1,271,939,995.

Royal Bank of Canada
735,000,000	4.230	(d)	01/07/26	$735,000,000
Maturity Value: $752,531,587
Settlement Date: 06/18/25

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.000%, due 01/01/35 to 01/01/55, Federal National Mortgage Association, 2.500% to 6.500%, due 01/01/38 to 11/01/55 and a U.S. Treasury Inflation-Indexed Bond, 3.625%, due 04/15/28. The aggregate market value of the collateral, including accrued interest, was $749,700,009.

490,000,000	4.240	(d)	01/07/26	$490,000,000
Maturity Value: $501,773,069
Settlement Date: 06/17/25

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 7.000%, due 08/01/49 to 10/01/55 and Federal National Mortgage Association, 2.500% to 7.000%, due 09/01/42 to 10/01/55. The aggregate market value of the collateral, including accrued interest, was $499,799,996.

735,000,000	4.240	(d)	01/07/26	$735,000,000
Maturity Value: $752,659,603
Settlement Date: 06/17/25

Collateralized by Federal Home Loan Mortgage Corp., 5.500% to 6.000%, due 11/01/52 to 09/01/53 and Federal National Mortgage Association, 1.690% to 6.000%, due 05/01/35 to 06/01/55. The aggregate market value of the collateral, including accrued interest, was $749,700,001.

490,000,000	4.240	(d)	01/09/26	$490,000,000
Maturity Value: $501,715,358
Settlement Date: 06/20/25

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 5.500%, due 11/01/45 to 12/01/52 and Federal National Mortgage Association, 2.500% to 6.000%, due 12/01/46 to 05/01/55. The aggregate market value of the collateral, including accrued interest, was $499,800,000.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Royal Bank of Canada – (continued)
$685,000,000	4.110	%(d)	02/27/26	$685,000,000
Maturity Value: $704,316,435
Settlement Date: 06/25/25

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 01/01/29 to 12/01/55, Federal National Mortgage Association, 1.500% to 7.500%, due 11/01/26 to 06/01/63, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.625%, due 04/15/28 to 02/15/42 and a U.S. Treasury Note, 1.625%, due 05/15/31. The aggregate market value of the collateral, including accrued interest, was $698,699,983.

990,000,000	3.770	(d)	06/02/26	$990,000,000
Maturity Value: $1,010,009,271
Settlement Date: 11/21/25

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 02/01/52 to 11/01/55 and Federal National Mortgage Association, 2.000% to 7.000%, due 06/01/39 to 09/01/62. The aggregate market value of the collateral, including accrued interest, was $1,009,800,000.

990,000,000	3.770	(d)	06/02/26	$990,000,000
Maturity Value: $1,010,112,946
Settlement Date: 11/20/25

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.000%, due 08/01/52 to 08/01/55, Federal National Mortgage Association, 6.000% to 7.000%, due 05/01/53 to 12/01/53 and U.S. Treasury Notes, 3.875% to 4.625%, due 06/15/28 to 02/15/35. The aggregate market value of the collateral, including accrued interest, was $1,009,800,017.

Royal Bank of Canada - New York Branch
550,000,000	4.090		12/01/25	$550,000,000
Maturity Value: $550,187,458
Settlement Date: 11/28/25
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 11/01/34 to 05/01/54. The aggregate market value of the collateral, including accrued interest, was $561,000,000.
5,000,000,000	4.090		12/01/25	$5,000,000,000
Maturity Value: $5,001,704,167
Settlement Date: 11/28/25

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 8.000%, due 12/01/26 to 12/01/55, Federal National Mortgage Association, 1.500% to 7.000%, due 10/01/27 to 12/01/60, a U.S. Treasury Inflation-Indexed Bond, 3.625%, due 04/15/28 and U.S. Treasury Notes, 1.625% to 3.875%, due 08/15/27 to 05/15/31. The aggregate market value of the collateral, including accrued interest, was $5,100,000,043.

Societe Generale
425,000,000	4.050	(d)	12/10/25	$425,000,000
Maturity Value: $434,801,562
Settlement Date: 05/19/25
Collateralized by a U.S. Treasury Note, 3.875%, due 08/15/34. The market value of the collateral, including accrued interest, was $433,500,061.
425,000,000	4.050		12/10/25	$425,000,000
Maturity Value: $436,092,500
Settlement Date: 04/22/25
Collateralized by a U.S. Treasury Note, 3.875%, due 08/15/34. The market value of the collateral, including accrued interest, was $433,500,061.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Societe Generale – (continued)
$425,000,000	4.050%		12/10/25	$425,000,000
Maturity Value: $442,355,938
Settlement Date: 12/12/24

Collateralized by U.S. Treasury Bonds, 1.250% to 6.750%, due 02/15/26 to 11/15/55 and a U.S. Treasury Note, 3.875%, due 08/15/34. The aggregate market value of the collateral, including accrued interest, was $433,500,097.

The Northwestern Mutual Life Insurance Company
279,930,000	4.100		12/01/25	$279,930,000
Maturity Value: $280,025,643
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 1.250%, due 03/31/28. The market value of the collateral, including accrued interest, was $285,528,600.
417,195,000	4.100		12/01/25	$417,195,000
Maturity Value: $417,337,541
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 4.250%, due 02/15/54. The market value of the collateral, including accrued interest, was $425,538,900.

Wells Fargo Bank, National Association
1,965,000,000	4.050	(d)	12/10/25	$1,965,000,000
Maturity Value: $2,001,696,375
Settlement Date: 06/27/25
Collateralized by U.S. Treasury Notes, 0.625% to 4.625%, due 01/31/26 to 06/30/32. The aggregate market value of the collateral, including accrued interest, was $2,004,300,090.
1,965,000,000	4.050	(d)	12/10/25	$1,965,000,000
Maturity Value: $2,000,591,063
Settlement Date: 07/02/25
Collateralized by U.S. Treasury Notes, 4.000% to 4.125%, due 02/28/30 to 11/30/31. The aggregate market value of the collateral, including accrued interest, was $2,004,300,051.
5,000,000,000	4.050		12/10/25	$5,000,000,000
Maturity Value: $5,101,812,500
Settlement Date: 06/12/25
Collateralized by U.S. Treasury Notes, 0.500% to 4.500%, due 02/15/26 to 08/15/35. The aggregate market value of the collateral, including accrued interest, was $5,100,000,072.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Wells Fargo Securities, LLC
$2,955,000,000	4.050%	12/10/25	$2,955,000,000
Maturity Value: $2,976,276,000
Settlement Date: 10/07/25

Collateralized by Federal National Mortgage Association, 1.500% to 8.000%, due 06/01/26 to 04/01/59, Government National Mortgage Association, 1.500% to 8.500%, due 12/20/26 to 11/20/55 and a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/29. The aggregate market value of the collateral, including accrued interest, was $3,043,276,590.

TOTAL REPURCHASE AGREEMENTS			$157,854,491,333

TOTAL INVESTMENTS - 99.5%			$277,181,956,808

OTHER ASSETS IN EXCESS OF LIABILITIES -0.5%			1,353,701,117

NET ASSETS - 100.0%			$278,535,657,925

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2025.

(b)	All or a portion represents a forward commitment.
(c)

Unless noted, all repurchase agreements were entered into on November 30, 2025. Additional information on Joint Repurchase Agreement Account I and III appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:

MMY	—Money Market Yield

PLC	—Public Limited Company

Prime	—Federal Reserve Bank Prime Loan Rate US

SOFR	—Secured Overnight Financing Rate

T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 102.7%

United States Treasury Bills
$3,243,092,000	3.987%		12/02/25	$3,242,739,764
225,000,000	3.917		12/04/25	224,927,230
250,000,000	3.958		12/04/25	249,919,145
1,145,702,700	3.925		12/09/25	1,144,716,748
446,291,400	3.930		12/09/25	445,907,337
3,000,692,500	3.935		12/09/25	2,998,110,208
9,411,429,000	3.940		12/09/25	9,403,329,849
304,010,500	3.945		12/09/25	303,748,879
7,184,295,900	3.966		12/16/25	7,172,621,432
3,379,682,200	3.952		12/18/25	3,373,481,017
79,208,000	3.964		12/18/25	79,062,666
396,040,000	3.993		12/18/25	395,313,329
340,594,300	3.951		12/23/25	339,782,214
5,000,000,000	3.956		12/23/25	4,988,078,397
725,115,000	3.958		12/23/25	723,386,093
100,567,500	3.960		12/23/25	100,327,715
124,922,600	3.963		12/23/25	124,624,744
202,908,300	3.968		12/23/25	202,424,502
220,751,200	3.973		12/23/25	220,224,858
313,430,700	4.162		12/23/25	312,683,381
124,005,100	4.167		12/23/25	123,709,432
31,737,600	4.172		12/23/25	31,661,927
93,283,100	4.193		12/23/25	93,060,683
225,610,800	3.935		12/26/25	224,982,197
126,154,100	3.952		12/26/25	125,802,606
249,845,200	3.972		12/26/25	249,149,074
486,548,600	3.977		12/26/25	485,192,964
17,835,700	3.985		12/26/25	17,786,006
102,385,500	4.240		12/26/25	102,100,231
7,151,700	4.242		12/26/25	7,131,774
30,599,900	4.250		12/26/25	30,514,642
43,714,200	4.254		12/26/25	43,592,402
98,357,000	4.256		12/26/25	98,082,955
483,802,600	4.267		12/26/25	482,454,615
997,910,000	4.304		12/26/25	995,129,595
680,701,800	3.963		12/30/25	678,605,007
175,901,800	3.968		12/30/25	175,359,963
2,500,000,000	3.971	(a)	12/30/25	2,492,299,149
1,058,452,600	3.978		12/30/25	1,055,192,206
34,094,300	3.904		01/02/26	33,977,491
187,518,500	3.911		01/02/26	186,876,048
527,998,200	3.921		01/02/26	526,189,241
4,933,549,900	3.922		01/02/26	4,916,647,212
519,771,200	3.926		01/02/26	517,990,427
621,604,500	3.927		01/02/26	619,474,839
338,489,300	3.931		01/02/26	337,329,612
120,810,200	3.932		01/02/26	120,396,296
55,835,900	3.937		01/02/26	55,644,602
134,332,700	3.947		01/02/26	133,872,467
308,126,000	3.953		01/02/26	307,070,339
87,248,700	4.256		01/02/26	86,949,780
204,565,600	3.905		01/08/26	203,734,799
1,220,906,500	3.910		01/08/26	1,215,948,042
204,565,700	3.916		01/08/26	203,734,899
5,000,000,000	3.921		01/08/26	4,979,693,539
135,776,200	3.901		01/20/26	135,053,377
297,429,600	3.906		01/20/26	295,846,194
718,535,800	3.912		01/20/26	714,710,580

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$46,613,400	3.922%		01/20/26	$46,365,247
261,321,100	3.906	(a)	01/27/26	259,745,436
272,670,500	3.911		01/27/26	271,026,403
214,274,800	3.917		01/27/26	212,982,807
113,402,000	3.922		01/27/26	112,718,230
90,000,000	3.923		01/27/26	89,457,335
107,164,700	3.928		01/27/26	106,518,539
245,374,500	3.933		01/27/26	243,894,987
12,364,800	3.938		01/27/26	12,290,245
1,046,699,700	3.885		02/05/26	1,039,417,287
492,660,600	3.833		02/26/26	488,201,816
490,553,300	3.803		03/03/26	485,859,592
434,611,700	3.865		03/03/26	430,453,252
388,614,000	3.870		03/03/26	384,895,667
33,405,000	3.827		03/05/26	33,071,338
43,786,900	3.863		03/05/26	43,349,540
8,028,600	3.869		03/05/26	7,948,407
111,744,400	3.970		03/05/26	110,628,254
8,781,300	3.975		03/05/26	8,693,589
34,215,300	3.981		03/05/26	33,873,545
95,587,800	3.984		03/05/26	94,633,033
81,249,700	3.992		03/05/26	80,438,147
2,039,300	3.823		03/10/26	2,018,341
94,994,000	3.829		03/10/26	94,017,680
64,519,900	3.834		03/10/26	63,856,784
329,262,100	3.839		03/10/26	325,878,043
1,330,081,700	3.850		03/17/26	1,315,390,281
92,661,700	3.871		03/17/26	91,638,205
64,659,700	3.824		03/24/26	63,900,650
102,831,500	3.829		03/24/26	101,624,346
83,648,800	3.833		03/24/26	82,666,835
332,460,900	3.834		03/24/26	328,558,093
159,234,000	3.838		03/24/26	157,364,729
70,317,400	3.839		03/24/26	69,491,934
396,394,100	3.850		03/24/26	391,740,772
97,472,300	3.833		03/26/26	96,316,366
17,773,700	3.839		03/26/26	17,562,920
8,383,400	3.859		03/26/26	8,283,980
10,013,400	3.808	(a)	03/31/26	9,889,904
30,040,200	3.834	(a)	03/31/26	29,669,713
10,013,400	3.839	(a)	03/31/26	9,889,904
19,631,100	3.812		04/02/26	19,385,192
15,527,300	3.813		04/02/26	15,332,798
23,999,400	3.817		04/02/26	23,698,773
12,815,500	3.821		04/02/26	12,654,967
26,922,300	3.752		04/09/26	26,565,556
23,860,700	3.816		04/09/26	23,544,525
35,791,100	3.823		04/09/26	35,316,837
18,335,800	3.828		04/09/26	18,092,835
71,923,600	3.833		04/09/26	70,970,550
29,825,900	3.838		04/09/26	29,430,681
3,846,100	3.755		04/16/26	3,792,623
72,798,200	3.766		04/16/26	71,786,000
136,437,300	3.788		04/16/26	134,540,250
57,712,900	3.789		04/16/26	56,910,449
987,163,300	3.807		04/16/26	973,437,591
4,295,100	3.753		04/23/26	4,232,659
23,076,300	3.780		04/23/26	22,740,824
623,474,800	3.781		04/23/26	614,410,925

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$129,094,500	3.739%		04/30/26	$127,138,849
353,956,600	3.744		04/30/26	348,594,516
68,613,000	3.749		04/30/26	67,573,583
1,470,030,600	3.760		04/30/26	1,447,761,125
22,339,700	3.777		05/07/26	21,983,365
307,773,900	3.812		05/14/26	302,598,762
35,753,800	3.821		05/14/26	35,152,609
35,026,700	3.812		05/21/26	34,409,624
604,866,400	3.833		05/21/26	594,210,288
11,087,100	3.753	(a)	05/28/26	10,885,983
46,196,400	3.775		05/28/26	45,358,408
50,997,600	3.780		05/28/26	50,072,515
1,132,900,200	3.791		05/28/26	1,112,349,651
368,679,700	3.963		08/06/26	359,130,076
589,226,700	3.619		10/29/26	570,506,639
17,430,600	3.633		11/27/26	16,825,849
314,822,400	3.635		11/27/26	303,899,702
United States Treasury Floating Rate Note
22,339,800	3.787		03/31/26	22,377,406
51,381,500	3.805		03/31/26	51,467,993
55,849,400	3.817		03/31/26	55,943,414
36,782,100	4.025		03/31/26	36,844,017
44,679,600	4.039		03/31/26	44,754,811
22,586,000	4.122		03/31/26	22,624,020
19,155,100	4.132		03/31/26	19,187,345
52,387,100	4.198		03/31/26	52,475,286
46,538,700	3.860		04/30/26	45,929,121
178,900,400	3.865		04/30/26	176,557,104
89,612,400	3.875		04/30/26	88,438,627
50,795,900	3.894		04/30/26	50,973,249
89,612,400	3.955		04/30/26	88,438,627
303,783,900	3.960		04/30/26	304,844,532
87,908,600	3.966		04/30/26	88,215,524
24,536,800	3.976		04/30/26	24,622,468
27,227,600	4.000		04/30/26	26,870,964
54,822,100	4.009		04/30/26	54,104,022
98,147,100	4.014		04/30/26	98,489,771
59,927,400	4.022		04/30/26	59,142,451
29,940,800	4.034		04/30/26	30,045,335
14,935,900	4.036		04/30/26	14,740,265
28,200,600	4.038		04/30/26	27,831,219
17,427,900	4.040		04/30/26	17,199,624
25,137,100	4.060		04/30/26	24,807,846
61,195,300	4.061		04/30/26	60,393,744
17,484,400	4.066		04/30/26	17,255,384
25,137,100	4.068		04/30/26	25,224,864
26,226,500	4.070		04/30/26	25,882,977
16,723,900	4.071		04/30/26	16,504,845
34,968,700	4.077		04/30/26	35,090,790
16,723,900	4.081		04/30/26	16,504,845
34,968,700	4.101		04/30/26	35,090,790
123,489,400	4.107		04/30/26	121,871,895
83,986,300	4.108		04/30/26	84,279,530
82,326,200	4.112		04/30/26	81,247,864
62,224,000	4.146		04/30/26	61,408,970
56,153,900	4.150		04/30/26	55,418,378
57,819,200	4.156		04/30/26	57,061,865
15,527,600	4.163		04/30/26	15,581,813
32,878,700	4.190		04/30/26	32,448,044

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$8,398,600	4.204%	04/30/26	$8,288,592
36,303,500	3.982	05/31/26	36,454,377
36,313,900	3.996	05/31/26	36,464,820
4,887,200	4.003	05/31/26	4,907,511
9,992,000	4.012	05/31/26	10,033,527
19,984,000	4.014	05/31/26	20,067,053
55,249,200	4.054	05/31/26	55,478,815
17,816,600	3.726	06/30/26	17,885,357
19,293,800	3.729	06/30/26	18,952,981
18,410,700	3.734	06/30/26	18,481,750
19,874,200	3.743	06/30/26	19,950,898
13,644,500	3.748	06/30/26	13,403,474
31,647,000	3.752	06/30/26	31,769,131
23,735,300	3.754	06/30/26	23,316,024
66,327,600	3.755	06/30/26	66,583,569
15,823,500	3.756	06/30/26	15,884,565
17,039,200	3.807	06/30/26	17,104,957
27,882,300	3.889	06/30/26	27,389,768
15,823,600	3.914	06/30/26	15,544,081
168,762,100	3.994	06/30/26	165,780,972
25,195,900	4.004	06/30/26	24,750,823
16,797,300	4.006	06/30/26	16,500,581
109,085,900	4.010	06/30/26	107,158,933
32,725,800	4.015	06/30/26	32,147,709
16,797,300	4.034	06/30/26	16,500,581
16,797,300	4.045	06/30/26	16,500,581
57,622,400	4.099	06/30/26	56,604,519
29,509,900	4.135	06/30/26	29,623,784
50,899,000	4.136	06/30/26	51,095,428
109,086,000	4.155	06/30/26	107,159,031
89,695,800	4.159	06/30/26	90,041,951
44,577,700	4.197	06/30/26	43,790,249
30,304,100	4.087	07/15/26	30,377,054
40,836,400	4.092	07/15/26	40,934,710
71,355,000	4.107	07/15/26	71,526,780
38,660,900	3.660	07/31/26	38,776,319
15,823,600	3.714	07/31/26	15,870,840
20,359,400	3.719	07/31/26	19,911,643
60,433,600	3.728	07/31/26	60,614,020
23,242,700	3.789	07/31/26	23,312,089
38,660,900	3.846	07/31/26	38,776,319
23,735,300	3.912	07/31/26	23,806,160
27,722,500	3.943	07/31/26	27,112,808
27,482,400	3.953	07/31/26	27,564,446
5,962,800	3.958	07/31/26	5,831,662
36,963,300	3.959	07/31/26	37,073,651
6,234,900	3.965	07/31/26	6,253,514
23,735,400	3.968	07/31/26	23,213,395
47,470,700	3.973	07/31/26	47,612,420
39,558,900	3.985	07/31/26	38,688,894
2,605,400	3.990	07/31/26	2,548,100
78,743,500	4.006	07/31/26	77,011,721
52,347,200	4.088	07/31/26	51,195,946
31,408,300	4.098	07/31/26	30,717,548
52,142,600	4.099	07/31/26	50,995,845
31,285,600	4.104	07/31/26	31,379,001
62,571,100	4.109	07/31/26	62,757,901
94,117,900	4.111	07/31/26	92,047,997
58,663,500	4.114	07/31/26	57,818,913

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$78,213,900	4.119%	07/31/26	$77,144,979
52,347,200	4.084	08/15/26	51,419,054
62,816,600	4.095	08/15/26	61,702,826
66,238,600	4.111	08/15/26	65,064,152
8,642,100	3.685	08/31/26	8,633,977
17,148,400	3.716	08/31/26	16,758,314
11,655,200	3.731	08/31/26	11,390,071
7,911,800	3.733	08/31/26	7,904,364
44,846,200	3.744	08/31/26	44,804,048
26,093,700	3.764	08/31/26	25,500,129
23,735,300	3.805	08/31/26	23,712,991
31,647,100	3.817	08/31/26	31,617,354
31,440,000	3.844	08/31/26	30,724,813
63,940,300	3.867	08/31/26	62,485,807
34,429,500	3.868	08/31/26	34,397,139
49,899,000	3.881	08/31/26	48,763,914
139,718,600	3.886	08/31/26	136,540,327
21,711,500	3.895	08/31/26	21,217,614
3,018,000	3.904	08/31/26	3,015,163
37,497,900	3.910	08/31/26	36,644,910
159,249,400	3.922	08/31/26	158,229,171
23,600,700	3.924	08/31/26	23,578,517
31,094,000	3.926	08/31/26	30,386,684
42,210,800	3.931	08/31/26	42,171,125
63,316,200	3.933	08/31/26	62,796,427
26,053,800	3.934	08/31/26	25,461,137
19,730,900	3.935	08/31/26	19,282,068
17,482,900	3.955	08/31/26	17,085,205
24,727,800	3.977	08/31/26	24,704,558
12,197,000	3.568	09/30/26	11,914,468
32,552,300	3.655	09/30/26	31,798,258
73,242,700	3.663	09/30/26	71,546,104
16,853,900	3.673	09/30/26	16,463,496
50,351,100	3.677	09/30/26	49,184,766
38,220,000	3.687	09/30/26	37,334,671
24,817,500	3.689	09/30/26	24,242,627
4,020,300	3.690	09/30/26	4,013,233
37,334,000	3.691	09/30/26	36,706,842
91,817,500	3.692	09/30/26	90,790,732
41,465,700	3.694	09/30/26	41,392,809
83,377,300	3.695	09/30/26	83,230,735
6,329,400	3.697	09/30/26	6,318,274
19,148,000	3.699	09/30/26	19,114,341
153,192,000	3.705	09/30/26	150,715,627
62,198,500	3.709	09/30/26	61,867,259
15,823,600	3.710	09/30/26	15,795,784
76,440,200	3.714	09/30/26	74,669,537
17,485,100	3.719	09/30/26	17,454,364
24,333,400	3.733	09/30/26	23,769,740
26,227,700	3.790	09/30/26	25,620,161
10,389,400	3.803	09/30/26	10,148,740
40,702,800	3.846	09/30/26	39,759,959
57,404,900	3.847	09/30/26	56,075,171
10,935,300	3.848	09/30/26	10,916,077
19,192,200	3.849	09/30/26	19,158,463
55,517,800	3.862	09/30/26	54,528,889
106,624,000	3.867	09/30/26	104,154,158
9,376,700	3.670	10/15/26	9,451,996
36,469,300	3.673	10/15/26	36,762,153

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$72,613,300	3.677%		10/15/26	$73,196,394
72,302,800	3.679		10/15/26	72,883,400
28,776,200	3.632		11/30/26	28,938,956
28,062,700	3.633		11/30/26	27,406,716
47,110,900	3.661		11/30/26	47,377,356
94,221,700	3.666		11/30/26	94,754,611
28,014,100	3.668		11/30/26	27,953,296
85,745,700	3.671		11/30/26	86,230,672
27,715,800	3.676		11/30/26	27,872,559
75,657,400	3.678		11/30/26	74,989,062
18,946,300	3.680		11/30/26	19,053,459
9,474,200	3.681		11/30/26	9,527,785
18,950,300	3.684		12/15/26	19,082,407
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.098%)
405,780,400	3.881	(b)	01/31/27	405,413,897
387,189,600	3.882	(b)	01/31/27	386,839,888
865,426,000	3.883	(b)	01/31/27	864,644,343
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.150%)
167,847,000	3.927	(b)	04/30/26	167,858,728
199,589,800	3.928	(b)	04/30/26	199,603,745
768,625,900	3.930	(b)	04/30/26	768,679,605
421,026,200	3.931	(b)	04/30/26	421,055,618
1,499,500	3.932	(b)	04/30/26	1,499,605
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.159%)
99,172,300	3.939	(b)	07/31/27	99,112,195
1,240,012,400	3.942	(b)	07/31/27	1,239,260,870
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.160%)
118,884,300	3.938	(b)	04/30/27	118,908,548
3,212,244,300	3.939	(b)	04/30/27	3,212,899,491
215,803,800	3.940	(b)	04/30/27	215,847,817
92,019,800	3.941	(b)	04/30/27	92,038,569
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.182%)
1,603,516,000	3.958	(b)	07/31/26	1,604,082,455
105,000,000	3.959	(b)	07/31/26	105,037,092
88,635,400	3.961	(b)	07/31/26	88,666,711
748,038,300	3.962	(b)	07/31/26	748,302,550
484,880,300	3.963	(b)	07/31/26	485,051,588
138,440,200	3.964	(b)	07/31/26	138,489,105
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.190%)
33,132,300	4.020	(b)	10/31/27	33,132,986
540,857,000	4.022	(b)	10/31/27	540,868,193
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.205%)
1,837,120,200	3.980	(b)	10/31/26	1,838,318,589
129,546,900	3.982	(b)	10/31/26	129,631,406
427,375,400	3.983	(b)	10/31/26	427,654,185
429,624,600	3.984	(b)	10/31/26	429,904,853
294,052,900	3.985	(b)	10/31/26	294,244,717
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.245%)
123,000,000	4.020	(b)	01/31/26	123,012,150
471,758,000	4.021	(b)	01/31/26	471,804,602
3,308,555,700	4.022	(b)	01/31/26	3,308,882,531

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$1,976,489,700	4.025	%(b)	01/31/26	$1,976,684,945

TOTAL INVESTMENTS - 102.7%				$103,112,146,724

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%				(2,688,728,692)

NET ASSETS - 100.0%				$100,423,418,032

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2025.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:

MMY	—Money Market Yield

T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 38.9%

United States Treasury Bills
$15,584,400	3.931%		12/02/25	$15,582,723
111,652,500	3.833		02/26/26	110,641,998
19,517,600	3.793		03/03/26	19,330,789
270,964,800	3.803		03/03/26	268,371,283
39,024,900	3.860		03/03/26	38,651,377
366,036,000	3.865		03/03/26	362,532,517
167,965,700	3.870		03/03/26	166,358,031
58,022,200	3.981		03/05/26	57,435,884
50,056,800	3.984		03/05/26	49,550,975
42,548,300	3.992		03/05/26	42,118,348
134,320,100	4.007		03/05/26	132,962,792
179,476,500	4.013		03/05/26	177,662,885
44,884,600	3.823		03/10/26	44,424,007
129,406,500	3.829		03/10/26	128,078,567
16,484,600	3.834		03/10/26	16,315,440
51,328,200	3.839		03/10/26	50,801,485
103,002,000	3.850		03/17/26	101,862,232
70,011,200	3.871		03/17/26	69,236,491
36,792,100	3.824		03/24/26	36,360,363
44,669,600	3.829		03/24/26	44,145,424
14,392,000	3.833		03/24/26	14,223,117
98,143,700	3.834		03/24/26	96,992,032
29,565,300	3.838		03/24/26	29,218,366
40,011,400	3.839		03/24/26	39,541,886
99,062,500	3.850		03/24/26	97,900,051
23,910,000	3.839		03/26/26	23,625,846
8,629,300	3.859		03/26/26	8,526,747
7,586,800	3.808	(a)	03/31/26	7,493,243
8,467,600	3.819	(a)	03/31/26	8,363,181
33,257,100	3.829	(a)	03/31/26	32,846,986
43,594,500	3.834	(a)	03/31/26	43,056,910
7,586,800	3.839	(a)	03/31/26	7,493,243
14,612,200	3.812		04/02/26	14,429,238
15,467,500	3.817		04/02/26	15,273,829
12,611,500	3.821		04/02/26	12,453,590
17,351,300	3.752		04/09/26	17,121,411
9,334,000	3.816		04/09/26	9,210,333
14,001,000	3.823		04/09/26	13,815,500
35,702,800	3.828		04/09/26	35,229,771
33,177,000	3.833		04/09/26	32,737,435
11,667,500	3.838		04/09/26	11,512,916
2,478,800	3.755		04/16/26	2,444,345
50,597,700	3.766		04/16/26	49,894,401
97,943,300	3.788		04/16/26	96,581,906
48,112,500	3.789		04/16/26	47,443,745
523,468,000	3.807		04/16/26	516,191,892
3,444,700	3.753		04/23/26	3,394,622
14,872,600	3.780		04/23/26	14,656,385
650,122,800	3.781		04/23/26	640,671,432
84,271,100	3.739		04/30/26	82,994,191
231,057,900	3.744		04/30/26	227,556,820
44,789,600	3.749		04/30/26	44,110,930
1,274,488,100	3.760		04/30/26	1,255,176,556
182,175,300	3.812		05/14/26	179,112,075
21,000,000	3.821		05/14/26	20,646,891
16,006,200	3.812		05/21/26	15,724,308
121,486,200	3.833		05/21/26	119,346,653
7,778,100	3.753	(a)	05/28/26	7,637,038

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$32,408,800	3.775%	05/28/26	$31,821,040
25,154,100	3.780	05/28/26	24,697,910
419,275,900	3.791	05/28/26	411,671,995
179,171,600	3.963	08/06/26	174,530,657
338,289,600	3.619	10/29/26	327,541,951
16,426,300	3.633	11/27/26	15,856,410
160,620,000	3.635	11/27/26	155,047,485
United States Treasury Floating Rate Note
23,070,400	3.787	03/31/26	23,113,314
53,062,100	3.805	03/31/26	53,160,803
57,676,100	3.817	03/31/26	57,783,386
19,355,200	4.025	03/31/26	19,391,203
46,140,800	4.039	03/31/26	46,226,628
4,337,000	4.132	03/31/26	4,345,067
27,567,200	4.198	03/31/26	27,618,479
21,615,100	3.860	04/30/26	21,332,738
82,880,400	3.865	04/30/26	81,797,720
40,871,400	3.875	04/30/26	40,337,490
165,642,200	3.891	04/30/26	166,240,396
25,527,200	3.894	04/30/26	25,619,388
40,871,400	3.955	04/30/26	40,337,490
141,592,200	3.960	04/30/26	142,103,543
40,171,600	3.966	04/30/26	40,316,675
11,748,100	3.976	04/30/26	11,790,527
19,479,600	4.000	04/30/26	19,225,135
53,405,500	4.009	04/30/26	52,707,855
46,992,300	4.014	04/30/26	47,162,007
28,196,300	4.022	04/30/26	27,827,967
15,755,500	4.034	04/30/26	15,812,399
8,467,000	4.036	04/30/26	8,356,394
15,986,500	4.038	04/30/26	15,777,666
9,170,900	4.040	04/30/26	9,051,099
13,227,700	4.060	04/30/26	13,054,904
32,202,200	4.061	04/30/26	31,781,537
9,200,600	4.066	04/30/26	9,080,411
13,227,700	4.068	04/30/26	13,275,470
13,800,900	4.070	04/30/26	13,620,617
8,800,500	4.071	04/30/26	8,685,538
18,401,200	4.077	04/30/26	18,467,654
8,800,500	4.081	04/30/26	8,685,538
18,401,200	4.101	04/30/26	18,467,654
47,610,600	4.108	04/30/26	47,782,540
35,273,900	4.146	04/30/26	34,813,111
31,130,800	4.150	04/30/26	30,724,133
30,425,500	4.156	04/30/26	30,028,047
8,171,000	4.163	04/30/26	8,200,509
18,638,400	4.190	04/30/26	18,394,923
4,761,100	4.204	04/30/26	4,698,905
25,972,800	3.982	05/31/26	26,079,661
11,369,700	3.996	05/31/26	11,416,479
2,770,300	4.003	05/31/26	2,781,698
5,664,400	4.012	05/31/26	5,687,705
11,328,700	4.014	05/31/26	11,375,310
57,056,200	4.054	05/31/26	57,290,948
14,349,100	3.726	06/30/26	14,408,034
15,538,800	3.729	06/30/26	15,266,287
18,825,600	3.734	06/30/26	18,902,920
1,540,700	3.739	06/30/26	1,513,680
8,712,500	3.743	06/30/26	8,748,284

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$12,744,000	3.748%	06/30/26	$12,520,501
25,487,800	3.752	06/30/26	25,592,483
19,115,900	3.754	06/30/26	18,780,654
37,600,200	3.755	06/30/26	37,754,631
12,743,900	3.756	06/30/26	12,796,242
13,723,000	3.807	06/30/26	13,779,363
12,511,100	3.889	06/30/26	12,291,686
12,744,000	3.914	06/30/26	12,520,501
60,361,900	3.994	06/30/26	59,303,299
14,283,200	4.004	06/30/26	14,032,707
9,522,100	4.006	06/30/26	9,355,106
39,017,300	4.010	06/30/26	38,333,032
11,705,200	4.015	06/30/26	11,499,919
9,522,100	4.034	06/30/26	9,355,106
9,522,100	4.045	06/30/26	9,355,106
25,856,000	4.099	06/30/26	25,402,549
14,643,000	4.135	06/30/26	14,703,142
22,315,800	4.136	06/30/26	22,407,455
39,017,300	4.155	06/30/26	38,333,031
39,369,600	4.159	06/30/26	39,531,298
19,993,900	4.197	06/30/26	19,643,256
13,286,200	4.087	07/15/26	13,318,185
17,903,900	4.092	07/15/26	17,947,002
31,284,400	4.107	07/15/26	31,359,714
20,117,000	3.660	07/31/26	20,178,474
12,744,000	3.714	07/31/26	12,782,943
16,396,900	3.719	07/31/26	16,038,720
35,504,900	3.728	07/31/26	35,613,397
10,190,300	3.789	07/31/26	10,221,440
20,117,100	3.846	07/31/26	20,178,574
1,271,700	3.898	07/31/26	1,243,921
2,808,100	3.909	07/31/26	2,746,759
19,115,900	3.912	07/31/26	19,174,315
8,327,800	3.942	07/31/26	8,145,885
14,588,100	3.943	07/31/26	14,269,432
15,361,200	3.953	07/31/26	15,408,141
3,379,300	3.958	07/31/26	3,305,481
19,450,900	3.959	07/31/26	19,510,338
3,280,900	3.965	07/31/26	3,290,926
19,115,900	3.968	07/31/26	18,698,326
38,231,900	3.973	07/31/26	38,348,730
31,859,900	3.985	07/31/26	31,163,941
2,673,600	3.990	07/31/26	2,615,197
63,418,300	4.006	07/31/26	62,032,969
22,510,700	4.088	07/31/26	22,018,968
13,506,400	4.098	07/31/26	13,211,362
22,422,600	4.099	07/31/26	21,932,793
13,453,600	4.104	07/31/26	13,494,712
26,907,100	4.109	07/31/26	26,989,323
42,232,100	4.111	07/31/26	41,309,567
30,525,300	4.114	07/31/26	30,085,823
33,633,900	4.119	07/31/26	33,178,353
22,510,700	4.084	08/15/26	22,111,572
27,012,800	4.095	08/15/26	26,533,848
28,484,500	4.111	08/15/26	27,979,454
4,783,100	3.685	08/31/26	4,778,196
8,333,800	3.716	08/31/26	8,143,727
5,664,200	3.731	08/31/26	5,535,014
6,372,000	3.733	08/31/26	6,365,467

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$24,821,000	3.744%	08/31/26	$24,795,551
12,681,100	3.764	08/31/26	12,391,876
19,115,900	3.805	08/31/26	19,096,300
25,487,900	3.817	08/31/26	25,461,767
25,321,100	3.844	08/31/26	24,743,589
23,861,200	3.867	08/31/26	23,316,986
12,848,200	3.868	08/31/26	12,835,027
23,528,600	3.881	08/31/26	22,991,971
65,880,800	3.886	08/31/26	64,378,223
22,280,100	3.895	08/31/26	21,771,947
17,283,400	3.910	08/31/26	16,889,209
68,615,100	3.922	08/31/26	68,134,745
19,007,600	3.924	08/31/26	18,988,112
13,371,300	3.926	08/31/26	13,066,334
18,151,800	3.931	08/31/26	18,133,189
27,227,700	3.933	08/31/26	27,002,090
26,736,100	3.934	08/31/26	26,126,316
20,247,700	3.935	08/31/26	19,785,900
49,892,800	3.938	08/31/26	48,754,870
66,523,700	3.939	08/31/26	66,455,493
31,068,300	3.977	08/31/26	31,036,446
8,859,500	3.568	09/30/26	8,654,925
23,610,100	3.655	09/30/26	23,064,917
53,122,700	3.663	09/30/26	51,896,039
8,190,700	3.673	09/30/26	8,001,568
29,762,600	3.677	09/30/26	29,075,349
18,574,300	3.687	09/30/26	18,145,399
11,816,200	3.689	09/30/26	11,543,351
2,156,000	3.691	09/30/26	2,119,807
120,576,000	3.692	09/30/26	119,852,649
19,043,600	3.694	09/30/26	19,011,620
38,440,800	3.695	09/30/26	38,376,247
5,097,600	3.697	09/30/26	5,089,040
9,060,500	3.699	09/30/26	9,045,285
23,319,100	3.701	09/30/26	22,780,637
94,262,900	3.705	09/30/26	93,075,157
19,912,100	3.706	09/30/26	19,577,832
28,565,300	3.709	09/30/26	28,415,391
12,744,000	3.710	09/30/26	12,722,599
37,148,600	3.714	09/30/26	36,290,798
8,497,500	3.719	09/30/26	8,483,230
18,096,100	3.733	09/30/26	17,678,241
12,746,200	3.790	09/30/26	12,451,876
3,877,000	3.803	09/30/26	3,787,476
20,596,200	3.817	09/30/26	20,120,611
32,341,500	3.846	09/30/26	31,594,700
21,422,000	3.847	09/30/26	20,927,343
4,080,800	3.848	09/30/26	4,073,947
7,162,000	3.849	09/30/26	7,149,973
20,717,500	3.862	09/30/26	20,350,011
39,788,800	3.867	09/30/26	38,870,033
58,524,900	3.670	10/15/26	58,996,374
20,602,800	3.672	10/15/26	20,768,775
31,788,500	3.673	10/15/26	32,044,587
3,475,000	3.675	10/15/26	3,502,994
33,568,900	3.677	10/15/26	33,839,330
33,914,800	3.679	10/15/26	34,188,016
1,449,400	3.619	11/30/26	1,457,650
35,709,300	3.632	11/30/26	35,912,554

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$16,405,300	3.633%		11/30/26	$16,021,109
25,140,700	3.661		11/30/26	25,283,799
50,281,500	3.666		11/30/26	50,567,698
26,455,400	3.668		11/30/26	26,397,189
37,160,800	3.671		11/30/26	37,372,316
4,296,700	3.676		11/30/26	4,321,156
56,124,500	3.678		11/30/26	55,399,987
17,854,700	3.680		11/30/26	17,956,327
5,065,600	3.681		11/30/26	5,094,433
10,132,300	3.684		12/15/26	10,202,935
United States Treasury Floating Rate Note (3M USD T-Bill + 0.098%)
11,046,400	3.881	(b)	01/31/27	11,036,960
120,367,300	3.882	(b)	01/31/27	120,264,440
United States Treasury Floating Rate Note (3M USD T-Bill + 0.150%)
128,563,600	3.930	(b)	04/30/26	128,563,546
379,200	3.932	(b)	04/30/26	379,200
United States Treasury Floating Rate Note (3M USD T-Bill + 0.159%)
136,002,300	3.939	(b)	07/31/27	135,927,551
734,699,400	3.942	(b)	07/31/27	734,295,600
United States Treasury Floating Rate Note (3M USD T-Bill + 0.160%)
295,939,800	3.938	(b)	04/30/27	295,984,537
1,175,747,400	3.939	(b)	04/30/27	1,175,925,137
496,987,800	3.940	(b)	04/30/27	497,062,929
243,798,700	3.941	(b)	04/30/27	243,835,555
United States Treasury Floating Rate Note (3M USD T-Bill + 0.182%)
30,875,500	3.962	(b)	07/31/26	30,861,288
282,363,400	3.968	(b)	07/31/26	282,233,430
United States Treasury Floating Rate Note (3M USD T-Bill + 0.190%)
54,722,200	4.020	(b)	10/31/27	54,723,077
1,377,202,000	4.022	(b)	10/31/27	1,377,224,073
United States Treasury Floating Rate Note (3M USD T-Bill + 0.205%)
863,105,200	3.983	(b)	10/31/26	863,230,511
1,033,950,500	3.985	(b)	10/31/26	1,034,100,615
United States Treasury Floating Rate Note (3M USD T-Bill + 0.245%)
1,059,340,300	4.022	(b)	01/31/26	1,059,404,221
360,528,100	4.025	(b)	01/31/26	360,549,854

TOTAL U.S. TREASURY OBLIGATIONS				$19,850,772,547

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$19,850,772,547

Repurchase Agreements(c) - 60.4%

Bank of Montreal
300,000,000	4.080		12/01/25	$300,000,000
Maturity Value: $300,102,000
Settlement Date: 11/28/25

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/36 to 11/15/46 and U.S. Treasury Notes, 3.875% to 4.500%, due 01/15/27 to 07/31/30. The aggregate market value of the collateral, including accrued interest, was $306,000,002.

Barclays Bank PLC
1,500,000,000	4.080		12/01/25	$1,500,000,000
Maturity Value: $1,500,510,000
Settlement Date: 11/28/25
Collateralized by U.S. Treasury Inflation-Indexed Notes, 1.875% to 2.375%, due 10/15/28 to 07/15/35. The aggregate market value of the collateral, including accrued interest, was $1,530,520,259.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Barclays Bank PLC – (continued)
$157,500,000	4.050	%(d)	12/03/25	$157,500,000
Maturity Value: $158,031,563
Settlement Date: 11/03/25
Collateralized by a U.S. Treasury Note, 4.625%, due 02/15/35. The market value of the collateral, including accrued interest, was $160,775,235.
755,000,000	4.030	(d)	01/12/26	$755,000,000
Maturity Value: $760,324,635
Settlement Date: 11/10/25
Collateralized by U.S. Treasury Notes, 4.000% to 4.375%, due 01/31/32 to 02/15/34. The aggregate market value of the collateral, including accrued interest, was $770,697,321.
150,000,000	4.030	(d)	01/14/26	$150,000,000
Maturity Value: $151,024,291
Settlement Date: 11/14/25
Collateralized by a U.S. Treasury Note, 4.625%, due 02/15/35. The market value of the collateral, including accrued interest, was $153,051,457.

BNP Paribas
107,000,000	4.270	(d)	12/11/25	$107,000,000
Maturity Value: $109,322,524
Settlement Date: 06/11/25

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 1.750% to 2.125%, due 01/15/28 to 02/15/41, a U.S. Treasury Inflation- Indexed Note, 1.750%, due 01/15/34, U.S. Treasury Interest- Only Stripped Securities, 0.000%, due 11/15/26 to 11/15/48, U.S. Treasury Notes, 4.125% to 4.375%, due 12/31/29 to 07/31/31 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/43 to 11/15/44. The aggregate market value of the collateral, including accrued interest, was $109,140,000.

500,000,000	4.280	(d)	12/11/25	$500,000,000
Maturity Value: $510,878,334
Settlement Date: 06/11/25

Collateralized by U.S. Treasury Bills, 0.000%, due 12/18/25 to 03/03/26, U.S. Treasury Bonds, 2.000% to 5.250%, due 11/15/28 to 02/15/55, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/31, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/34 to 08/15/42, U.S. Treasury Notes, 0.625% to 4.250%, due 11/15/26 to 11/15/34 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/36 to 08/15/53. The aggregate market value of the collateral, including accrued interest, was $510,000,001.

250,000,000	4.182	(d)	12/16/25	$250,000,000
Maturity Value: $255,314,521
Settlement Date: 06/16/25

Collateralized by U.S. Treasury Bills, 0.000%, due 03/03/26 to 11/27/26, a U.S. Treasury Bond, 4.625%, due 02/15/55, a U.S. Treasury Floating Rate Note, 3.878%, due 01/31/27, a U.S. Treasury Inflation-Indexed Note, 0.625%, due 07/15/32, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/26 to 11/15/46, a U.S. Treasury Note, 0.625%, due 11/30/27 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/36 to 02/15/54. The aggregate market value of the collateral, including accrued interest, was $254,999,990.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$595,000,000	4.090	%(d)	02/09/26	$595,000,000
Maturity Value: $609,601,299
Settlement Date: 07/08/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 10/01/26, a U.S. Treasury Bond, 2.000%, due 08/15/51, a U.S. Treasury Inflation-Indexed Bond, 2.500%, due 01/15/29, U.S. Treasury Inflation-Indexed Notes, 0.625% to 1.375%, due 01/15/26 to 07/15/33, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/32 to 08/15/45 and U.S. Treasury Notes, 3.750% to 4.625%, due 01/15/28 to 11/15/35. The aggregate market value of the collateral, including accrued interest, was $606,899,999.

290,000,000	4.090	(d)	02/10/26	$290,000,000
Maturity Value: $297,083,652
Settlement Date: 07/10/25

Collateralized by a U.S. Treasury Bond, 4.625%, due 02/15/55, a U.S. Treasury Floating Rate Note, 3.985%, due 10/31/26, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/48, a U.S. Treasury Inflation-Indexed Note, 1.375%, due 07/15/33 and U.S. Treasury Notes, 0.375% to 3.375%, due 01/31/26 to 05/15/33. The aggregate market value of the collateral, including accrued interest, was $295,800,031.

435,000,000	4.090	(d)	02/10/26	$435,000,000
Maturity Value: $445,674,899
Settlement Date: 07/09/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 06/11/26, a U.S. Treasury Inflation-Indexed Note, 0.500%, due 01/15/28, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/43 to 08/15/50 and U.S. Treasury Notes, 1.625% to 3.875%, due 01/31/29 to 08/15/33. The aggregate market value of the collateral, including accrued interest, was $443,700,000.

445,000,000	4.090	(d)	02/17/26	$445,000,000
Maturity Value: $456,021,413
Settlement Date: 07/14/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 03/24/26, a U.S. Treasury Bond, 4.250%, due 02/15/54, a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/54, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due 01/15/27 to 07/15/33, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/30 to 08/15/51, U.S. Treasury Notes, 0.375% to 4.125%, due 01/31/26 to 02/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/36 to 11/15/50. The aggregate market value of the collateral, including accrued interest, was $453,899,995.

300,000,000	3.840	(d)	03/18/26	$300,000,000
Maturity Value: $305,792,002
Settlement Date: 09/18/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/16/25 and U.S. Treasury Notes, 3.875%, due 04/30/30 to 08/15/33. The aggregate market value of the collateral, including accrued interest, was $306,000,019.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BofA Securities, Inc.
$100,000,000	4.030%		12/01/25	$100,000,000
Maturity Value: $100,033,583
Settlement Date: 11/28/25

Collateralized by a U.S. Treasury Bond, 4.750%, due 08/15/55, a U.S. Treasury Inflation-Indexed Bond, 1.500%, due 02/15/53, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/38 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/41. The aggregate market value of the collateral, including accrued interest, was $102,000,000.

350,000,000	4.090	(d)	04/29/26	$350,000,000
Maturity Value: $357,237,027
Settlement Date: 10/29/25

Collateralized by a U.S. Treasury Bond, 4.250%, due 05/15/39, a U.S. Treasury Note, 4.000%, due 07/31/32 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/40. The aggregate market value of the collateral, including accrued interest, was $357,000,005.

75,000,000	4.140	(d)	07/30/26	$75,000,000
Maturity Value: $78,148,125
Settlement Date: 07/30/25

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/29 to 05/15/37 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/35 to 05/15/42. The aggregate market value of the collateral, including accrued interest, was $76,500,000.

Canadian Imperial Bank of Commerce - New York Branch
500,000,000	4.110		12/01/25	$500,000,000
Maturity Value: $500,171,250
Settlement Date: 11/28/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 03/12/26, U.S. Treasury Bonds, 1.375% to 3.625%, due 02/15/43 to 02/15/53, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 2.000%, due 01/15/26 to 02/15/51, U.S. Treasury Inflation-Indexed Notes, 0.625% to 2.375%, due 10/15/27 to 01/15/35 and U.S. Treasury Notes, 0.875% to 4.500%, due 05/31/26 to 08/15/35. The aggregate market value of the collateral, including accrued interest, was $510,000,004.

Citigroup Global Markets, Inc.
85,000,000	4.250		12/08/25	$85,000,000
Maturity Value: $86,234,271
Settlement Date: 08/07/25

Collateralized by a U.S. Treasury Bond, 6.750%, due 08/15/26, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 10/15/26 and U.S. Treasury Notes, 0.750% to 4.375%, due 08/15/26 to 06/30/30. The aggregate market value of the collateral, including accrued interest, was $86,700,079.

200,000,000	4.230		12/09/25	$200,000,000
Maturity Value: $205,029,000
Settlement Date: 05/09/25

Collateralized by a U.S. Treasury Bond, 6.750%, due 08/15/26, a U.S. Treasury Floating Rate Note, 3.962%, due 07/31/26 and U.S. Treasury Notes, 0.750% to 4.375%, due 07/31/26 to 08/31/26. The aggregate market value of the collateral, including accrued interest, was $204,000,067.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$85,000,000	4.200%		01/07/26	$85,000,000
Maturity Value: $86,517,250
Settlement Date: 08/07/25

Collateralized by U.S. Treasury Bonds, 1.125% to 4.750%, due 08/15/40 to 05/15/41 and a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/41. The aggregate market value of the collateral, including accrued interest, was $86,973,392.

65,000,000	4.290		01/16/26	$65,000,000
Maturity Value: $66,657,608
Settlement Date: 06/16/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.875%, due 07/15/35 and U.S. Treasury Notes, 4.000% to 4.250%, due 05/15/35 to 11/15/35. The aggregate market value of the collateral, including accrued interest, was $66,413,983.

297,000,000	4.050	(d)	02/09/26	$297,000,000
Maturity Value: $304,217,100
Settlement Date: 07/08/25

Collateralized by a U.S. Treasury Floating Rate Note, 3.962%, due 07/31/26 and U.S. Treasury Notes, 0.625% to 4.375%, due 07/31/26 to 08/31/26. The aggregate market value of the collateral, including accrued interest, was $302,940,055.

75,000,000	4.150		02/09/26	$75,000,000
Maturity Value: $76,599,479
Settlement Date: 08/08/25
Collateralized by U.S. Treasury Bonds, 1.750% to 4.375%, due 05/15/41 to 08/15/42. The aggregate market value of the collateral, including accrued interest, was $76,500,046.
85,000,000	4.160		02/09/26	$85,000,000
Maturity Value: $86,826,934
Settlement Date: 08/07/25

Collateralized by U.S. Treasury Bonds, 1.750% to 4.750%, due 11/15/40 to 08/15/42 and a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/41. The aggregate market value of the collateral, including accrued interest, was $86,864,471.

890,000,000	4.050	(d)	02/18/26	$890,000,000
Maturity Value: $911,526,875
Settlement Date: 07/18/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/26 and U.S. Treasury Notes, 0.875% to 4.875%, due 05/31/26 to 06/30/30. The aggregate market value of the collateral, including accrued interest, was $907,800,030.

75,000,000	3.910		03/19/26	$75,000,000
Maturity Value: $76,482,542
Settlement Date: 09/18/25
Collateralized by U.S. Treasury Bonds, 1.125% to 4.750%, due 02/15/38 to 02/15/41. The aggregate market value of the collateral, including accrued interest, was $76,677,939.
100,000,000	3.910		03/19/26	$100,000,000
Maturity Value: $101,976,722
Settlement Date: 09/18/25
Collateralized by U.S. Treasury Bonds, 1.750% to 4.375%, due 05/15/41 to 02/15/43. The aggregate market value of the collateral, including accrued interest, was $102,000,093.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$159,000,000	4.050	%(d)	03/23/26	$ 159,000,000
Maturity Value: $162,255,525
Settlement Date: 09/22/25

Collateralized by a U.S. Treasury Floating Rate Note, 3.962%, due 07/31/26, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/26 and U.S. Treasury Notes, 0.625% to 4.625%, due 06/30/26 to 06/30/30. The aggregate market value of the collateral, including accrued interest, was $162,180,015.

185,000,000	3.800		05/13/26	$185,000,000
Maturity Value: $188,534,528
Settlement Date: 11/13/25

Collateralized by U.S. Treasury Bonds, 4.250% to 4.750%, due 08/15/39 to 02/15/41 and a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/41. The aggregate market value of the collateral, including accrued interest, was $188,700,014.

110,000,000	3.820		05/20/26	$110,000,000
Maturity Value: $112,112,672
Settlement Date: 11/20/25

Collateralized by U.S. Treasury Bonds, 1.125% to 4.500%, due 02/15/38 to 11/15/40, a U.S. Treasury Inflation-Indexed Note, 1.875%, due 07/15/35 and U.S. Treasury Notes, 4.000% to 4.250%, due 05/15/35 to 11/15/35. The aggregate market value of the collateral, including accrued interest, was $112,314,291.

100,000,000	3.820		05/21/26	$100,000,000
Maturity Value: $101,920,611
Settlement Date: 11/21/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.875%, due 07/15/35 and U.S. Treasury Notes, 4.000% to 4.250%, due 05/15/35 to 11/15/35. The aggregate market value of the collateral, including accrued interest, was $102,175,258.

Credit Agricole Corporate and Investment Bank
100,000,000	4.030		12/01/25	$100,000,000
Maturity Value: $100,033,583
Settlement Date: 11/28/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 03/03/26, U.S. Treasury Bonds, 1.625% to 1.875%, due 11/15/50 to 02/15/51, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/32 to 08/15/47 and U.S. Treasury Notes, 0.750% to 4.625%, due 04/30/26 to 11/15/35. The aggregate market value of the collateral, including accrued interest, was $102,000,001.

215,000,000	4.050	(d)	01/12/26	$215,000,000
Maturity Value: $220,176,125
Settlement Date: 06/12/25

Collateralized by U.S. Treasury Bonds, 2.375% to 4.750%, due 05/15/40 to 02/15/45, a U.S. Treasury Inflation-Indexed Bond, 0.125%, due 02/15/52, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/30, U.S. Treasury Notes, 1.000% to 4.500%, due 03/31/26 to 07/31/32 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/36 to 02/15/55. The aggregate market value of the collateral, including accrued interest, was $219,300,002.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Credit Agricole Corporate and Investment Bank – (continued)
$215,000,000	4.050	%(d)	01/12/26	$215,000,000
Maturity Value: $220,176,125
Settlement Date: 06/12/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/09/26, U.S. Treasury Bonds, 1.375% to 4.375%, due 05/15/40 to 08/15/53, U.S. Treasury Notes, 0.375% to 4.875%, due 12/31/25 to 11/15/35 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/40 to 02/15/55. The aggregate market value of the collateral, including accrued interest, was $219,300,002.

292,000,000	4.050	(d)	02/03/26	$292,000,000
Maturity Value: $299,062,750
Settlement Date: 07/03/25

Collateralized by U.S. Treasury Bonds, 2.500% to 3.250%, due 05/15/42 to 08/15/48, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/26 to 08/15/43, U.S. Treasury Notes, 1.000% to 4.375%, due 07/31/26 to 02/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/40 to 02/15/55. The aggregate market value of the collateral, including accrued interest, was $297,839,997.

583,000,000	4.050	(d)	02/03/26	$583,000,000
Maturity Value: $597,101,312
Settlement Date: 07/03/25

Collateralized by U.S. Treasury Bills, 0.000%, due 12/26/25 to 02/12/26, U.S. Treasury Bonds, 1.125% to 4.750%, due 05/15/40 to 05/15/55, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 1.000%, due 02/15/46 to 02/15/52, U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.875%, due 01/15/27 to 07/15/35, U.S. Treasury Notes, 0.500% to 4.625%, due 01/31/26 to 02/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/48 to 02/15/55. The aggregate market value of the collateral, including accrued interest, was $594,660,010.

116,000,000	4.050	(d)	03/12/26	$116,000,000
Maturity Value: $118,362,050
Settlement Date: 09/12/25

Collateralized by U.S. Treasury Bonds, 1.375% to 5.000%, due 08/15/41 to 02/15/51 and U.S. Treasury Notes, 0.625% to 4.875%, due 03/31/26 to 08/15/32. The aggregate market value of the collateral, including accrued interest, was $118,320,026.

283,000,000	4.050	(d)	03/19/26	$283,000,000
Maturity Value: $288,762,588
Settlement Date: 09/19/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/09/26, U.S. Treasury Bonds, 2.250% to 5.000%, due 08/15/41 to 02/15/55, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 2.125%, due 02/15/41 to 02/15/52, U.S. Treasury Inflation-Indexed Notes, 1.625%, due 10/15/29 to 04/15/30, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/35 to 05/15/49, U.S. Treasury Notes, 0.625% to 4.875%, due 03/31/26 to 04/30/32 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/48 to 02/15/55. The aggregate market value of the collateral, including accrued interest, was $288,660,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Credit Agricole Corporate and Investment Bank – (continued)
$81,000,000	4.050	%(d)	04/10/26	$81,000,000
Maturity Value: $82,658,475
Settlement Date: 10/10/25

Collateralized by U.S. Treasury Bonds, 1.125% to 4.250%, due 05/15/39 to 02/15/51, a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/29, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/28 to 11/15/39, U.S. Treasury Notes, 1.000% to 4.375%, due 01/15/27 to 11/30/30 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/55. The aggregate market value of the collateral, including accrued interest, was $82,620,000.

58,000,000	4.050	(d)	04/30/26	$58,000,000
Maturity Value: $59,181,025
Settlement Date: 10/31/25

Collateralized by U.S. Treasury Bonds, 5.000% to 5.500%, due 08/15/28 to 05/15/45, a U.S. Treasury Inflation-Indexed Bond, 0.125%, due 02/15/52, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/32, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/28 to 08/15/34, U.S. Treasury Notes, 1.125% to 4.375%, due 03/31/26 to 08/15/34 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/55. The aggregate market value of the collateral, including accrued interest, was $59,160,049.

Daiwa Capital Markets America, Inc.
185,616,422	4.100		12/01/25	$185,616,422
Maturity Value: $185,679,841
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 3.500%, due 02/15/33. The market value of the collateral, including accrued interest, was $189,328,750.

Fixed Income Clearing Corporation / BNP Paribas
3,800,000,000	4.080		12/01/25	$3,800,000,000
Maturity Value: $3,801,292,000
Settlement Date: 11/28/25

Collateralized by U.S. Treasury Bills, 0.000%, due 12/16/25 to 11/27/26, U.S. Treasury Bonds, 2.000% to 6.125%, due 11/15/27 to 08/15/55, U.S. Treasury Floating Rate Notes, 3.962% to 4.025%, due 01/31/26 to 10/31/27 and U.S. Treasury Notes, 0.500% to 4.875%, due 06/30/26 to 11/15/35. The aggregate market value of the collateral, including accrued interest, was $3,876,000,067.

Fixed Income Clearing Corporation / BofA Securities, Inc.
3,400,000,000	4.090		12/01/25	$3,400,000,000
Maturity Value: $3,401,158,833
Settlement Date: 11/28/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 10/01/26, U.S. Treasury Bonds, 1.375% to 4.250%, due 05/15/42 to 02/15/54, U.S. Treasury Floating Rate Notes, 3.939% to 3.962%, due 07/31/26 to 07/31/27 and U.S. Treasury Notes, 0.500% to 4.625%, due 02/28/26 to 08/31/32. The aggregate market value of the collateral, including accrued interest, was $3,468,000,000.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Fixed Income Clearing Corporation / Northern Trust Company (The)
$3,050,000,000	4.080%	12/01/25	$3,050,000,000
Maturity Value: $3,051,037,000
Settlement Date: 11/28/25

Collateralized by a U.S. Treasury Bond, 4.125%, due 10/31/27 and U.S. Treasury Notes, 3.625% to 4.625%, due 06/15/27 to 11/15/27. The aggregate market value of the collateral, including accrued interest, was $3,111,000,000.

Fixed Income Clearing Corporation / State Street Bank and Trust Company
200,000,000	4.080	12/01/25	$200,000,000
Maturity Value: $200,068,000
Settlement Date: 11/28/25

Collateralized by a U.S. Treasury Bond, 2.375%, due 11/15/49 and U.S. Treasury Notes, 4.250% to 4.375%, due 05/15/34 to 05/15/35. The aggregate market value of the collateral, including accrued interest, was $204,000,000.

3,700,000,000	4.080	12/01/25	$3,700,000,000
Maturity Value: $3,701,258,000
Settlement Date: 11/28/25

Collateralized by a U.S. Treasury Bond, 3.375%, due 04/15/32 and U.S. Treasury Notes, 0.625% to 4.125%, due 04/30/32 to 09/30/32. The aggregate market value of the collateral, including accrued interest, was $3,774,000,000.

HSBC Bank PLC
558,000,000	4.060	12/10/25	$558,000,000
Maturity Value: $583,864,235
Settlement Date: 10/25/24

Collateralized by U.S. Treasury Bonds, 1.125% to 6.375%, due 08/15/27 to 02/15/52, U.S. Treasury Inflation-Indexed Bonds, 0.875% to 2.125%, due 02/15/47 to 02/15/54, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.750%, due 01/15/32 to 01/15/34, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/27 and U.S. Treasury Notes, 0.625% to 4.625%, due 06/30/26 to 05/31/30. The aggregate market value of the collateral, including accrued interest, was $569,352,603.

HSBC Securities (USA), Inc.
377,000,000	4.050	12/10/25	$377,000,000
Maturity Value: $394,473,950
Settlement Date: 10/24/24

Collateralized by a U.S. Treasury Bill, 0.000%, due 01/15/26, U.S. Treasury Bonds, 4.000% to 4.500%, due 05/15/38 to 11/15/52, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/27 to 08/15/49 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/27 to 02/15/55. The aggregate market value of the collateral, including accrued interest, was $384,669,781.

Ing Financial Markets LLC
500,000,000	4.080	12/01/25	$500,000,000
Maturity Value: $500,170,000
Settlement Date: 11/28/25
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.875%, due 07/15/26 to 07/15/35. The aggregate market value of the collateral, including accrued interest, was $510,000,067.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

J.P. Morgan Securities LLC
$500,000,000	4.080%		12/01/25	$500,000,000
Maturity Value: $500,170,000
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 4.125%, due 02/29/32. The market value of the collateral, including accrued interest, was $510,173,468.
322,000,000	4.050	(d)	12/23/25	$322,000,000
Maturity Value: $325,260,250
Settlement Date: 09/24/25
Collateralized by a U.S. Treasury Bond, 4.125%, due 08/15/44. The market value of the collateral, including accrued interest, was $329,456,410.
250,000,000	4.050	(d)	01/05/26	$250,000,000
Maturity Value: $255,118,750
Settlement Date: 07/07/25
Collateralized by a U.S. Treasury Note, 3.500%, due 01/31/30. The market value of the collateral, including accrued interest, was $255,789,117.

Joint Account I
647,000,000	4.080		12/01/25	$647,000,000
Maturity Value: $647,219,980
Settlement Date: 11/28/25

Prudential Insurance Company of America (The)
8,031,250	4.100		12/01/25	$8,031,250
Maturity Value: $8,033,994
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/48. The market value of the collateral, including accrued interest, was $8,191,875.
9,375,000	4.100		12/01/25	$9,375,000
Maturity Value: $9,378,203
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $9,562,500.
15,187,500	4.100		12/01/25	$15,187,500
Maturity Value: $15,192,689
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/47. The market value of the collateral, including accrued interest, was $15,491,250.
15,625,000	4.100		12/01/25	$15,625,000
Maturity Value: $15,630,339
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/49. The market value of the collateral, including accrued interest, was $15,937,500.
16,500,000	4.100		12/01/25	$16,500,000
Maturity Value: $16,505,638
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/48. The market value of the collateral, including accrued interest, was $16,830,000.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$45,375,000	4.100%		12/01/25	$45,375,000
Maturity Value: $45,390,503
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 0.000%, due 08/15/50. The market value of the collateral, including accrued interest, was $46,282,500.
56,050,000	4.100		12/01/25	$56,050,000
Maturity Value: $56,069,150
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/50. The market value of the collateral, including accrued interest, was $57,171,000.
150,937,500	4.100		12/01/25	$150,937,500
Maturity Value: $150,989,070
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 4.250%, due 11/30/26. The market value of the collateral, including accrued interest, was $153,956,250.

RBC Dominion Securities, Inc.
155,000,000	3.890	(d)	03/11/26	$155,000,000
Maturity Value: $158,031,500
Settlement Date: 09/11/25

Collateralized by U.S. Treasury Bills, 0.000%, due 01/02/26 to 03/19/26, U.S. Treasury Bonds, 1.125% to 5.000%, due 05/15/37 to 11/15/54, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 2.500%, due 01/15/29 to 02/15/54, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 01/15/27 to 01/15/35, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/34 to 08/15/39, U.S. Treasury Notes, 0.625% to 4.625%, due 04/30/26 to 08/15/35 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/46 to 08/15/48. The aggregate market value of the collateral, including accrued interest, was $158,100,038.

325,000,000	3.845	(d)	03/19/26	$325,000,000
Maturity Value: $331,282,839
Settlement Date: 09/19/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 05/14/26, U.S. Treasury Bonds, 2.250% to 5.000%, due 02/15/40 to 08/15/52, a U.S. Treasury Floating Rate Note, 3.985%, due 10/31/26, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.875%, due 04/15/29 to 02/15/45, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/39, U.S. Treasury Notes, 2.250% to 4.250%, due 03/31/26 to 11/30/31 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/46 to 08/15/48. The aggregate market value of the collateral, including accrued interest, was $331,500,003.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

RBC Dominion Securities, Inc. – (continued)
$233,000,000	3.845	%(d)	03/23/26	$233,000,000
Maturity Value: $237,504,313
Settlement Date: 09/23/25

Collateralized by U.S. Treasury Bills, 0.000%, due 12/26/25 to 02/19/26, U.S. Treasury Bonds, 1.125% to 5.000%, due 08/15/39 to 08/15/54, a U.S. Treasury Inflation-Indexed Bond, 1.500%, due 02/15/53, U.S. Treasury Inflation-Indexed Notes, 1.625% to 1.875%, due 10/15/27 to 07/15/34, U.S. Treasury Notes, 1.125% to 4.125%, due 02/15/27 to 08/15/32 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/46 to 08/15/48. The aggregate market value of the collateral, including accrued interest, was $237,660,026.

Societe Generale
500,000,000	4.080		12/01/25	$500,000,000
Maturity Value: $500,170,000
Settlement Date: 11/28/25

Collateralized by U.S. Treasury Notes, 3.500% to 4.250%, due 10/15/28 to 05/15/35. The aggregate market value of the collateral, including accrued interest, was $510,000,038.
75,000,000	4.050	(d)	12/10/25	$75,000,000
Maturity Value: $76,729,687
Settlement Date: 05/19/25

Collateralized by a U.S. Treasury Bond, 3.000%, due 08/15/48. The market value of the collateral, including accrued interest, was $76,500,064.
75,000,000	4.050		12/10/25	$75,000,000
Maturity Value: $76,957,500
Settlement Date: 04/22/25

Collateralized by a U.S. Treasury Bond, 4.625%, due 05/15/54. The market value of the collateral, including accrued interest, was $76,500,038.
75,000,000	4.050		12/10/25	$75,000,000
Maturity Value: $78,062,813
Settlement Date: 12/12/24

Collateralized by U.S. Treasury Bonds, 3.000% to 4.625%, due 08/15/48 to 05/15/54. The aggregate market value of the collateral, including accrued interest, was $76,500,022.

The Bank of Nova Scotia
300,000,000	4.080		12/01/25	$300,000,000
Maturity Value: $300,102,000
Settlement Date: 11/28/25

Collateralized by U.S. Treasury Bills, 0.000%, due 01/13/26 to 09/03/26, U.S. Treasury Bonds, 1.125% to 6.750%, due 08/15/26 to 08/15/55, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 3.625%, due 01/15/28 to 02/15/54, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.875%, due 01/15/26 to 07/15/35 and U.S. Treasury Notes, 0.375% to 4.875%, due 11/30/25 to 05/15/35. The aggregate market value of the collateral, including accrued interest, was $306,104,036.

TOTAL REPURCHASE AGREEMENTS				$30,808,197,672

TOTAL INVESTMENTS - 99.3%				$50,658,970,219

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%				369,918,744

NET ASSETS - 100.0%				$51,028,888,963

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) November 30, 2025

(a)	All or a portion represents a forward commitment.
(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2025.
(c)	Unless noted, all repurchase agreements were entered into on November 30, 2025. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.
(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
PLC	—Public Limited Company
T-Bill	—Treasury Bill

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 104.2%

United States Treasury Bills
$2,176,780,000	3.971%		12/02/25	$2,176,543,781
1,052,323,600	3.976		12/02/25	1,052,209,404
116,328,200	3.925		12/09/25	116,228,097
12,455,100	3.930		12/09/25	12,444,382
167,544,800	3.935		12/09/25	167,400,624
674,915,500	3.940		12/09/25	674,334,722
15,681,600	3.945		12/09/25	15,668,106
1,347,055,400	3.966		12/16/25	1,344,866,437
517,499,900	3.952		12/18/25	516,550,110
14,851,500	3.964		12/18/25	14,824,242
74,257,500	3.993		12/18/25	74,121,212
63,861,500	3.951		12/23/25	63,708,890
751,000,000	3.956		12/23/25	749,205,333
77,679,800	3.958		12/23/25	77,494,168
24,101,500	3.960		12/23/25	24,043,905
18,483,800	3.963		12/23/25	18,439,629
13,643,200	3.968		12/23/25	13,610,597
60,055,100	3.973		12/23/25	59,911,586
8,185,400	4.140		12/23/25	8,165,839
14,884,900	4.152		12/23/25	14,849,329
13,255,700	4.161		12/23/25	13,224,023
96,685,000	4.162		12/23/25	96,453,952
6,371,500	4.167		12/23/25	6,356,274
6,501,800	4.172		12/23/25	6,486,263
1,227,100	4.178		12/23/25	1,224,168
7,856,200	4.193		12/23/25	7,837,426
38,461,500	3.935		12/26/25	38,354,214
40,634,100	3.942		12/26/25	40,520,754
22,728,600	3.952		12/26/25	22,665,200
30,026,900	3.973		12/26/25	29,943,142
64,465,900	3.977		12/26/25	64,286,076
21,825,100	4.237		12/26/25	21,764,220
26,086,100	4.240		12/26/25	26,013,334
30,303,500	4.242		12/26/25	30,218,970
4,066,100	4.250		12/26/25	4,054,758
5,808,700	4.254		12/26/25	5,792,497
47,099,500	4.256		12/26/25	46,968,119
81,840,000	4.267		12/26/25	81,611,712
139,316,400	4.304		12/26/25	138,927,785
28,290,900	3.968		12/30/25	28,204,650
1,000,000,000	3.971	(a)	12/30/25	996,951,301
97,635,400	3.978		12/30/25	97,337,739
2,241,900	3.904		01/02/26	2,234,226
12,330,500	3.911		01/02/26	12,288,291
60,718,800	3.921		01/02/26	60,510,952
855,367,000	3.922		01/02/26	852,438,980
56,681,500	3.926		01/02/26	56,487,473
104,293,700	3.927		01/02/26	103,936,691
30,998,300	3.931		01/02/26	30,892,189
7,944,000	3.932		01/02/26	7,916,807
11,136,700	3.953		01/02/26	11,098,578
13,451,400	3.905		01/08/26	13,396,753
80,281,800	3.910		01/08/26	79,955,650
13,451,400	3.916		01/08/26	13,396,753
750,000,000	3.921		01/08/26	746,953,075
44,260,700	3.901		01/20/26	44,025,125
52,468,700	3.906		01/20/26	52,189,439
117,486,400	3.912		01/20/26	116,861,086

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$7,417,600	3.922%		01/20/26	$7,378,120
79,161,900	3.902		01/27/26	78,683,322
43,002,100	3.907		01/27/26	42,742,128
50,467,500	3.922		01/27/26	50,162,396
19,231,800	3.928		01/27/26	19,115,533
150,577,700	3.933		01/27/26	149,667,374
1,552,400	3.938		01/27/26	1,543,015
139,365,100	3.885		02/05/26	138,395,055
65,750,500	3.888		02/05/26	65,292,846
39,450,300	3.890		02/05/26	39,175,708
62,896,100	3.833		02/26/26	62,326,864
17,187,400	3.793		03/03/26	17,023,234
84,471,100	3.803		03/03/26	83,664,273
42,742,000	3.865		03/03/26	42,333,749
71,121,400	3.870		03/03/26	70,442,083
2,149,500	3.975		03/05/26	2,127,783
20,760,000	3.981		03/05/26	20,550,261
15,231,200	3.984		03/05/26	15,077,318
12,946,600	3.992		03/05/26	12,815,800
41,734,800	4.007		03/05/26	41,313,151
54,610,900	4.013		03/05/26	54,059,163
3,797,000	3.823		03/10/26	3,758,049
63,531,800	3.829		03/10/26	62,880,061
9,195,500	3.834		03/10/26	9,101,168
232,110,700	3.850		03/17/26	229,546,782
18,905,700	3.871		03/17/26	18,696,866
16,054,300	3.824		03/24/26	15,866,098
20,655,000	3.829		03/24/26	20,412,864
15,640,200	3.833		03/24/26	15,456,852
42,443,900	3.834		03/24/26	41,946,336
27,416,000	3.838		03/24/26	27,094,606
17,459,000	3.839		03/24/26	17,254,331
9,556,500	3.833		03/26/26	9,442,868
7,598,300	3.839		03/26/26	7,507,952
13,541,100	3.859		03/26/26	13,380,089
1,917,100	3.808	(a)	03/31/26	1,893,456
5,751,300	3.834	(a)	03/31/26	5,680,369
1,917,100	3.839	(a)	03/31/26	1,893,456
4,530,200	3.812		04/02/26	4,473,453
3,454,300	3.813		04/02/26	3,411,030
4,745,300	3.817		04/02/26	4,685,859
2,790,600	3.821		04/02/26	2,755,644
5,323,200	3.752		04/09/26	5,252,688
2,840,200	3.816		04/09/26	2,802,578
4,260,200	3.823		04/09/26	4,203,769
8,214,200	3.828		04/09/26	8,105,394
10,147,300	3.833		04/09/26	10,012,888
3,550,100	3.838		04/09/26	3,503,075
760,500	3.755		04/16/26	749,928
15,055,500	3.766		04/16/26	14,846,202
27,015,300	3.788		04/16/26	26,639,740
12,658,500	3.789		04/16/26	12,482,524
170,345,200	3.807		04/16/26	167,977,101
1,066,400	3.753		04/23/26	1,050,897
4,562,800	3.780		04/23/26	4,496,469
113,275,400	3.781		04/23/26	111,628,666
22,376,400	3.739		04/30/26	22,037,422
61,352,800	3.744		04/30/26	60,423,373
11,893,000	3.749		04/30/26	11,712,834

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$252,896,600	3.760%		04/30/26	$249,065,497
58,739,400	3.812		05/14/26	57,751,749
5,827,400	3.821		05/14/26	5,729,417
5,592,600	3.812		05/21/26	5,494,083
70,822,200	3.833		05/21/26	69,574,628
2,110,500	3.753	(a)	05/28/26	2,072,219
8,793,900	3.775		05/28/26	8,634,394
8,674,400	3.780		05/28/26	8,517,062
163,603,400	3.791		05/28/26	160,635,927
67,260,600	3.963		08/06/26	65,518,401
102,132,900	3.619		10/29/26	98,888,081
2,984,500	3.633		11/27/26	2,880,953
55,651,500	3.635		11/27/26	53,720,681
United States Treasury Floating Rate Note
4,909,500	3.787		03/31/26	4,918,116
11,291,900	3.805		03/31/26	11,311,718
12,273,700	3.817		03/31/26	12,295,241
6,289,300	4.025		03/31/26	6,300,338
9,819,000	4.039		03/31/26	9,836,233
1,697,200	4.122		03/31/26	1,700,179
3,185,200	4.132		03/31/26	3,190,790
8,957,900	4.198		03/31/26	8,973,622
7,502,700	3.860		04/30/26	7,404,067
28,778,400	3.865		04/30/26	28,400,069
14,412,600	3.875		04/30/26	14,223,127
7,715,200	3.894		04/30/26	7,742,057
14,412,600	3.955		04/30/26	14,223,127
50,170,200	3.960		04/30/26	50,344,844
14,036,000	3.966		04/30/26	14,084,860
3,921,400	3.976		04/30/26	3,935,050
4,526,600	4.000		04/30/26	4,467,092
12,048,000	4.009		04/30/26	11,889,613
15,685,500	4.014		04/30/26	15,740,102
9,579,500	4.022		04/30/26	9,453,564
5,119,700	4.034		04/30/26	5,137,522
2,796,700	4.036		04/30/26	2,759,934
5,280,600	4.038		04/30/26	5,211,179
2,980,100	4.040		04/30/26	2,940,923
4,298,300	4.060		04/30/26	4,241,793
10,464,000	4.061		04/30/26	10,326,437
2,989,700	4.066		04/30/26	2,950,396
4,298,300	4.068		04/30/26	4,313,262
4,484,600	4.070		04/30/26	4,425,644
2,859,700	4.071		04/30/26	2,822,105
5,979,400	4.077		04/30/26	6,000,214
2,859,700	4.081		04/30/26	2,822,105
5,979,400	4.101		04/30/26	6,000,214
32,684,400	4.107		04/30/26	32,254,719
15,726,400	4.108		04/30/26	15,781,144
21,789,600	4.112		04/30/26	21,503,146
11,651,500	4.146		04/30/26	11,498,325
10,234,200	4.150		04/30/26	10,099,658
9,886,700	4.156		04/30/26	9,756,726
2,655,200	4.163		04/30/26	2,664,443
6,156,500	4.190		04/30/26	6,075,564
1,572,600	4.204		04/30/26	1,551,926
6,035,400	3.982		05/31/26	6,060,383
6,271,700	3.996		05/31/26	6,297,661
915,100	4.003		05/31/26	918,888

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$1,871,000	4.012%		05/31/26	$1,878,745
3,742,000	4.014		05/31/26	3,757,490
12,141,800	4.054		05/31/26	12,192,060
3,482,800	3.726		06/30/26	3,496,517
3,771,500	3.729		06/30/26	3,705,069
3,912,400	3.734		06/30/26	3,927,809
270,000	3.739		06/30/26	265,244
2,875,600	3.743		06/30/26	2,886,926
3,093,200	3.748		06/30/26	3,038,717
6,186,600	3.752		06/30/26	6,210,967
4,639,800	3.754		06/30/26	4,558,075
12,419,900	3.755		06/30/26	12,468,817
3,093,300	3.756		06/30/26	3,105,483
3,330,800	3.807		06/30/26	3,343,919
4,556,800	3.889		06/30/26	4,476,537
3,093,200	3.914		06/30/26	3,038,717
20,637,100	3.994		06/30/26	20,273,601
4,717,900	4.004		06/30/26	4,634,800
3,145,300	4.006		06/30/26	3,089,899
13,339,700	4.010		06/30/26	13,104,737
4,001,900	4.015		06/30/26	3,931,411
3,145,300	4.034		06/30/26	3,089,899
3,145,300	4.045		06/30/26	3,089,899
9,417,300	4.099		06/30/26	9,251,425
3,931,400	4.135		06/30/26	3,946,884
8,718,000	4.136		06/30/26	8,752,337
13,339,700	4.155		06/30/26	13,104,737
15,151,200	4.159		06/30/26	15,210,875
7,634,500	4.197		06/30/26	7,500,027
5,190,300	4.087		07/15/26	5,202,795
6,994,400	4.092		07/15/26	7,011,238
12,221,700	4.107		07/15/26	12,251,123
6,729,400	3.660		07/31/26	6,749,694
3,093,200	3.714		07/31/26	3,102,528
3,979,900	3.719		07/31/26	3,892,646
11,214,500	3.728		07/31/26	11,248,319
3,981,000	3.789		07/31/26	3,993,005
6,729,400	3.846		07/31/26	6,749,694
651,700	3.898		07/31/26	637,412
928,000	3.909		07/31/26	907,655
4,639,800	3.912		07/31/26	4,653,792
2,750,800	3.942		07/31/26	2,690,492
4,740,500	3.943		07/31/26	4,636,571
4,842,400	3.953		07/31/26	4,857,003
1,320,200	3.958		07/31/26	1,291,256
6,320,600	3.959		07/31/26	6,339,661
1,066,100	3.965		07/31/26	1,069,315
98,747,400	3.968	(b)	07/31/26	98,613,391
9,279,600	3.973		07/31/26	9,307,584
7,733,100	3.985		07/31/26	7,563,562
1,022,900	3.990		07/31/26	1,000,474
15,392,900	4.006		07/31/26	15,055,432
8,599,000	4.088		07/31/26	8,410,479
5,159,400	4.098		07/31/26	5,046,287
8,565,400	4.099		07/31/26	8,377,615
5,139,200	4.104		07/31/26	5,154,698
10,278,500	4.109		07/31/26	10,309,497
15,381,900	4.111		07/31/26	15,044,673
10,211,200	4.114		07/31/26	10,064,188

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$12,848,100	4.119%	07/31/26	$12,673,231
8,599,000	4.084	08/15/26	8,446,535
10,318,800	4.095	08/15/26	10,135,842
10,881,100	4.111	08/15/26	10,688,172
1,793,500	3.685	08/31/26	1,791,618
3,128,500	3.716	08/31/26	3,057,171
2,126,300	3.731	08/31/26	2,077,821
1,546,600	3.733	08/31/26	1,544,977
9,306,700	3.744	08/31/26	9,296,932
4,760,400	3.764	08/31/26	4,651,864
4,639,800	3.805	08/31/26	4,634,930
6,186,400	3.817	08/31/26	6,179,907
6,145,900	3.844	08/31/26	6,005,775
22,466,200	3.867	08/31/26	21,953,976
12,097,200	3.868	08/31/26	12,084,504
8,914,200	3.881	08/31/26	8,710,959
24,960,000	3.886	08/31/26	24,390,918
8,523,800	3.895	08/31/26	8,329,460
3,177,500	3.910	08/31/26	3,105,054
26,525,700	3.922	08/31/26	26,342,753
4,613,500	3.924	08/31/26	4,608,658
5,107,800	3.926	08/31/26	4,991,343
6,933,800	3.931	08/31/26	6,926,523
10,400,700	3.933	08/31/26	10,314,378
10,228,600	3.934	08/31/26	9,995,391
7,746,300	3.935	08/31/26	7,569,686
19,239,700	3.938	08/31/26	18,801,040
25,653,000	3.939	08/31/26	25,626,076
11,086,500	3.977	08/31/26	11,074,864
2,359,300	3.568	09/30/26	2,304,166
6,295,600	3.655	09/30/26	6,148,480
14,165,100	3.663	09/30/26	13,834,081
3,074,800	3.673	09/30/26	3,002,946
8,474,300	3.677	09/30/26	8,276,267
6,972,700	3.687	09/30/26	6,809,757
5,221,000	3.689	09/30/26	5,098,992
6,283,400	3.691	09/30/26	6,177,848
14,235,700	3.692	09/30/26	14,085,342
7,196,700	3.694	09/30/26	7,183,208
14,086,900	3.695	09/30/26	14,060,490
1,237,300	3.697	09/30/26	1,234,980
3,860,200	3.699	09/30/26	3,852,963
26,455,900	3.705	09/30/26	26,024,067
10,795,100	3.709	09/30/26	10,736,190
3,093,200	3.710	09/30/26	3,087,401
13,945,500	3.714	09/30/26	13,619,613
3,189,900	3.719	09/30/26	3,183,920
4,726,600	3.733	09/30/26	4,616,146
4,784,900	3.790	09/30/26	4,673,083
3,650,400	3.803	09/30/26	3,565,095
7,731,800	3.817	09/30/26	7,551,118
11,905,400	3.846	09/30/26	11,627,187
20,169,900	3.847	09/30/26	19,698,557
3,842,300	3.848	09/30/26	3,835,096
6,743,400	3.849	09/30/26	6,730,757
19,506,700	3.862	09/30/26	19,155,674
37,463,500	3.867	09/30/26	36,588,029
1,856,200	3.670	10/15/26	1,871,106
6,140,500	3.673	10/15/26	6,189,812

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$12,244,800	3.677%		10/15/26	$12,343,134
12,177,800	3.679		10/15/26	12,275,596
4,836,200	3.632	(b)	11/30/26	4,863,549
4,896,000	3.633		11/30/26	4,781,564
8,283,700	3.661	(b)	11/30/26	8,330,544
16,567,400	3.666	(b)	11/30/26	16,661,089
4,790,300	3.668	(b)	11/30/26	4,780,038
14,970,300	3.671	(b)	11/30/26	15,054,957
4,890,000	3.676	(b)	11/30/26	4,917,653
13,088,200	3.678	(b)	11/30/26	12,975,462
3,244,100	3.680	(b)	11/30/26	3,262,445
1,663,700	3.681	(b)	11/30/26	1,673,108
3,317,700	3.684		12/15/26	3,340,829
United States Treasury Floating Rate Note (3M USD T-Bill + 0.098%)
31,046,600	3.881	(b)	01/31/27	31,026,324
4,063,700	3.882	(b)	01/31/27	4,061,046
United States Treasury Floating Rate Note (3M USD T-Bill + 0.150%)
169,773,500	3.930	(b)	04/30/26	169,772,075
218,600	3.933	(b)	04/30/26	218,598
United States Treasury Floating Rate Note (3M USD T-Bill + 0.159%)
53,037,500	3.939	(b)	07/31/27	53,009,509
264,286,000	3.942	(b)	07/31/27	264,146,524
United States Treasury Floating Rate Note (3M USD T-Bill + 0.160%)
113,612,800	3.938	(b)	04/30/27	113,628,361
477,420,800	3.939	(b)	04/30/27	477,486,189
209,737,600	3.940	(b)	04/30/27	209,766,326
129,774,500	3.941	(b)	04/30/27	129,792,274
United States Treasury Floating Rate Note (3M USD T-Bill + 0.182%)
15,529,400	3.961	(b)	07/31/26	15,524,072
13,298,500	3.962	(b)	07/31/26	13,293,937
United States Treasury Floating Rate Note (3M USD T-Bill + 0.190%)
5,729,400	4.020	(b)	10/31/27	5,729,451
222,606,100	4.022	(b)	10/31/27	222,608,103
United States Treasury Floating Rate Note (3M USD T-Bill + 0.205%)
3,196,800	3.982	(b)	10/31/26	3,197,451
297,493,500	3.983	(b)	10/31/26	297,554,023
153,501,900	3.985	(b)	10/31/26	153,533,129
United States Treasury Floating Rate Note (3M USD T-Bill + 0.245%)
325,926,100	4.022	(b)	01/31/26	325,949,111
162,274,000	4.025	(b)	01/31/26	162,285,457

TOTAL U.S. TREASURY OBLIGATIONS				$18,197,921,522

TOTAL INVESTMENTS - 104.2%				$18,197,921,522

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%				(737,411,706)

NET ASSETS - 100.0%				$17,460,509,816

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2025.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments (continued) November 30, 2025

security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
T-Bill	—Treasury Bill

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued) November 30, 2025

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I— At November 30, 2025, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of December 1, 2025, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Financial Square Government	$1,253,000,000	$1,253,426,020	$1,278,197,294

Financial Square Treasury Obligations	647,000,000	647,219,980	660,010,893

REPURCHASE AGREEMENTS— At November 30, 2025, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Financial Square Government	Financial Square Treasury Obligations

Bank of Nova Scotia (The)	4.080%	$395,684,211	$204,315,789

BNP Paribus	4.080	659,473,684	340,526,316

Credit Agricole Corporate and Investment Bank	4.080	197,842,105	102,157,895

Total		$1,253,000,000	$647,000,000

At November 30, 2025, the Joint Repurchase Agreement Account I was fully collateralized by cash and:

Issuer	Interest Rate	Maturity Dates

U.S. Treasury Bonds	1.750% to 5.000	08/15/41 to 05/15/45

U.S. Treasury Inflation-Indexed Notes	0.125 to 1.125	10/15/26 to 01/15/33

U.S. Treasury Interest-Only Stripped Securities	–	08/15/26 to 02/15/38

U.S. Treasury Notes	0.625 to 4.000	09/30/26 to 08/15/34

U.S. Treasury Principal-Only Stripped Securities	–	11/15/28 to 05/15/50

JOINT REPURCHASE AGREEMENT ACCOUNT III— At November 30, 2025, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of December 1, 2025, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Financial Square Government	$189,600,000	$189,664,622	$195,288,001

REPURCHASE AGREEMENTS— At November 30, 2025, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Financial Square Government

Bank of America, N.A.	4.090%	$71,100,000

Wells Fargo Securities, LLC	4.090	118,500,000

Total		$189,600,000

At November 30, 2025, the Joint Repurchase Agreement Account III was fully collateralized by cash and:

Issuer	Interest Rate	Maturity Dates

Federal National Mortgage Association	2.000% to 4.000%	09/01/42 to 08/01/50

Government National Mortgage Association	3.000 to 7.000	08/20/36 to 10/20/55

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities November 30, 2025

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund

Assets:

Investments, at value (cost $8,772,929,498, $119,327,465,475, $103,112,146,724 and $19,850,772,547, respectively)	$8,772,929,498	$119,327,465,475	$103,112,146,724	$19,850,772,547
Repurchase agreements, at value (Cost $–, $157,854,491,333, $– and $30,808,197,672, respectively)	—	157,854,491,333	—	30,808,197,672
Cash	455,615	1,966,312,843	410,962	386,021,880
Receivables:
Interest	11,275,669	843,314,901	121,726,396	140,723,084
Investments sold	10,617,014	559,842,210	132,247,717	49,073,941
Fund shares sold	35,342	43,023,204	31,350,342	8,233,692
Other assets	709,809	1,071,004	334,025	366,781

Total assets	8,796,022,947	280,595,520,970	103,398,216,166	51,243,389,597

Liabilities:

Payables:
Investments purchased	527,598,709	1,461,554,145	2,812,508,510	106,891,866
Dividend distribution	6,075,060	443,189,352	140,643,119	90,456,459
Fund shares redeemed	592,863	131,630,250	11,756,399	11,407,236
Management fees	565,211	17,151,147	6,915,369	3,578,808
Distribution and Service fees and Transfer Agency fees	101,324	5,618,041	2,228,535	1,925,394
Accrued expenses	8,475	720,110	746,202	240,871

Total liabilities	534,941,642	2,059,863,045	2,974,798,134	214,500,634

Net Assets:

Paid-in capital	8,260,459,284	278,518,756,885	100,417,294,947	51,024,434,858
Total distributable earnings	622,021	16,901,040	6,123,085	4,454,105

NET ASSETS	$8,261,081,305	$278,535,657,925	$100,423,418,032	$51,028,888,963

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued) November 30, 2025

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund
Net Assets:
Class A Shares	$—	$6,056,201,169	$—	$—
Class C Shares	—	5,279,990	—	—
Class D Shares	214,766	99,102,076	45,419,057	—
Service Shares	13,182,079	1,447,927,348	2,032,904,292	2,008,897,603
Preferred Shares	180,119,757	2,340,936,131	127,022,527	873,285,001
Administration Shares	164,819,939	12,960,786,252	2,397,086,456	3,385,564,122
Cash Management Shares	24,052,739	819,337,902	57,856,844	24,974,420
Institutional Shares	7,878,631,497	227,293,696,924	92,671,564,491	42,798,023,566
Capital Shares	60,528	5,084,629,709	784,397,097	1,448,980,289
Class R6 Shares	—	527,583,263	—	—
Drexel Hamilton Class Shares	—	12,281,365,580	—	—
Loop Class Shares	—	4,745,623,958	109,804,384	—
Premier Shares	—	120,110,612	1,165,048,723	17,775,264
Resource Shares	—	9,562,532	—	36,188,041
Seelaus Class Shares	—	3,778,436,023	11,625	—
Select Shares	—	965,078,456	1,032,292,353	435,200,657
Token Shares	—	—	10,183	—
Total Net Assets	$8,261,081,305	$278,535,657,925	$100,423,418,032	$51,028,888,963
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A Shares	—	6,055,834,375	—	—
Class C Shares	—	5,279,670	—	—
Class D Shares	214,749	99,095,826	45,416,290	—
Service Shares	13,181,092	1,447,839,454	2,032,780,169	2,008,722,056
Preferred Shares	180,106,310	2,340,794,036	127,014,791	873,208,766
Administration Shares	164,807,622	12,959,992,985	2,396,940,342	3,385,268,385
Cash Management Shares	24,050,943	819,288,237	57,853,319	24,972,243
Institutional Shares	7,878,042,970	227,279,908,008	92,665,916,729	42,794,288,385
Capital Shares	60,523	5,084,320,853	784,349,324	1,448,853,693
Class R6 Shares	—	527,551,325	—	—
Drexel Hamilton Class Shares	—	12,280,619,852	—	—
Loop Class Shares	—	4,745,336,177	109,797,684	—
Premier Shares	—	120,103,330	1,164,977,581	17,773,715
Resource Shares	—	9,561,952	—	36,184,886
Seelaus Class Shares	—	3,778,207,361	11,625	—
Select Shares	—	965,019,959	1,032,229,441	435,162,732
Token Shares	—	—	10,182	—
Net asset value, offering and redemption price per share:
Class A Shares	$—	$1.00	$—	$—
Class C Shares	—	1.00	—	—
Class D Shares	1.00	1.00	1.00	—
Service Shares	1.00	1.00	1.00	1.00
Preferred Shares	1.00	1.00	1.00	1.00
Administration Shares	1.00	1.00	1.00	1.00
Cash Management Shares	1.00	1.00	1.00	1.00
Institutional Shares	1.00	1.00	1.00	1.00
Capital Shares	1.00	1.00	1.00	1.00
Class R6 Shares	—	1.00	—	—
Drexel Hamilton Class Shares	—	1.00	—	—
Loop Class Shares	—	1.00	1.00	—
Premier Shares	—	1.00	1.00	1.00
Resource Shares	—	1.00	—	1.00
Seelaus Class Shares	—	1.00	1.00	—
Select Shares	—	1.00	1.00	1.00
Token Shares	—	—	1.00	—

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued) November 30, 2025

Financial Square Treasury Solutions Fund

Assets:

Investments, at value (cost $18,197,921,522)	$18,197,921,522
Cash	136,398,913
Receivables:
Investments sold	134,301,084
Interest	18,759,586
Fund shares sold	2,635,210
Other assets	155,100

Total assets	18,490,171,415

Liabilities:

Payables:
Investments purchased	1,008,502,630
Dividend distribution	16,560,434
Fund shares redeemed	2,554,139
Management fees	1,217,712
Distribution and Service fees and Transfer Agency fees	733,925
Accrued expenses	92,759

Total liabilities	1,029,661,599

Net Assets:

Paid-in capital	17,458,981,286
Total distributable earnings	1,528,530

NET ASSETS	$17,460,509,816

Net Assets:
Service Shares	$330,486,284
Preferred Shares	44,869,190
Administration Shares	1,488,293,699
Cash Management Shares	419,359,393
Institutional Shares	14,808,616,392
Capital Shares	260,211,982
Premier Shares	105,244,701
Select Shares	3,428,175
Total Net Assets	$17,460,509,816
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Service Shares	330,457,345
Preferred Shares	44,865,264
Administration Shares	1,488,163,394
Cash Management Shares	419,322,604
Institutional Shares	14,807,320,109
Capital Shares	260,189,224
Premier Shares	105,235,470
Select Shares	3,427,875
Net asset value, offering and redemption price per share:
Service Shares	$1.00
Preferred Shares	1.00
Administration Shares	1.00
Cash Management Shares	1.00
Institutional Shares	1.00
Capital Shares	1.00
Premier Shares	1.00
Select Shares	1.00

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations For the Year Ended November 30, 2025

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund

Investment Income:

Interest income	$335,551,377	$11,141,442,213	$4,098,170,598	$1,998,165,040

Expenses:

Fund-Level Expenses:

Management fees	14,044,106	410,545,710	171,929,254	83,230,185

Transfer Agency fees	780,306	25,661,436	9,552,587	4,624,366

Custody, accounting and administrative services	243,693	7,182,599	2,712,364	1,186,735

Registration fees	200,832	2,014,741	551,360	641,887

Professional fees	123,459	186,250	200,865	187,894

Printing and mailing fees	55,265	987,721	249,273	110,345

Trustee fees	43,832	515,251	221,715	119,004

Other	78,959	1,588,392	535,883	388,730

Subtotal	15,570,452	448,682,100	185,953,301	90,489,146

Class Specific Expenses:

Administration Share fees	443,321	29,616,829	6,268,552	6,925,685

Cash Management Share fees	174,748	4,267,148	280,092	156,753

Preferred Share fees	150,207	2,033,590	83,781	794,664

Distribution fees - Cash Management Shares	104,850	2,560,302	168,056	94,052

Service Share fees	93,960	7,275,994	10,487,649	9,035,449

Capital Share fees	89	6,848,384	1,143,809	2,329,468

Distribution fees - Resource Shares	—	14,853	—	48,475

Select Share fees	—	306,860	183,241	53,598

Resource Share fees	—	49,508	—	161,584

Premier Share fees	—	380,194	3,765,472	49,242

Distribution and Service fees - Class A Shares	—	13,133,830	—	—

Distribution fees - Class C Shares	—	46,183	—	—

Total expenses	16,537,627	515,215,775	208,333,953	110,138,116

Less - expense reductions	—	(34,365)	—	—

Net expenses	16,537,627	515,181,410	208,333,953	110,138,116

NET INVESTMENT INCOME	$319,013,750	$10,626,260,803	$3,889,836,645	$1,888,026,924

Net realized gain from investment transactions	2,611,211	65,559,434	28,600,814	12,447,334

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$321,624,961	$10,691,820,237	$3,918,437,459	$1,900,474,258

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations (continued) For the Year Ended November 30, 2025

Financial Square Treasury Solutions Fund

Investment Income:

Interest income	$687,643,696

Expenses:

Fund-Level Expenses:

Management fees	28,894,650

Transfer Agency fees	1,605,421

Custody, accounting and administrative services	486,417

Registration fees	187,993

Professional fees	150,492

Printing and mailing fees	90,933

Trustee fees	60,840

Other	203,864

Subtotal	31,680,610

Class Specific Expenses:

Administration Share fees	2,674,674

Service Share fees	1,825,913

Cash Management Share fees	1,558,244

Distribution fees - Cash Management Shares	934,951

Capital Share fees	299,279

Premier Share fees	277,112

Preferred Share fees	55,677

Select Share fees	1,770

Total expenses	39,308,230

Less - expense reductions	—

NET INVESTMENT INCOME	$648,335,466

Net realized gain from investment transactions	4,931,695

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$653,267,161

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Financial Square Federal Instruments Fund		Financial Square Government Fund
	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

From operations:

Net investment income	$319,013,750	$309,500,632	$10,626,260,803	$11,929,124,238

Net realized gain from investment transactions	2,611,211	2,971,972	65,559,434	66,115,285

Net increase in net assets resulting from operations	321,624,961	312,472,604	10,691,820,237	11,995,239,523

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	–	(206,633,556)	(170,717,165)

Class C Shares	–	–	(147,487)	(214,820)

Class D Shares	(25,130)	(65,062)	(4,038,221)	(4,774,141)

Institutional Shares	(306,910,624)	(293,772,553)	(8,964,998,836)	(10,200,051,897)

Capital Shares	(2,365)	(2,803)	(184,545,129)	(168,016,405)

Service Shares	(690,014)	(1,622,079)	(53,750,350)	(63,853,386)

Preferred Shares	(6,065,451)	(6,449,799)	(83,111,704)	(103,819,227)

Select Shares	–	–	(42,619,002)	(56,648,693)

Administration Shares	(6,911,872)	(8,673,411)	(466,938,010)	(491,332,579)

Cash Management Shares	(1,179,734)	(1,211,972)	(28,997,063)	(25,696,228)

Premier Shares	–	–	(4,176,042)	(5,639,585)

Resource Shares	–	–	(351,440)	(421,192)

Class R6 Shares	–	–	(21,420,018)	(22,641,792)

Drexel Hamilton Class Shares	–	–	(358,571,142)	(487,340,891)

Loop Class Shares	–	–	(152,696,210)	(123,987,023)

Seelaus Class Shares	–	–	(123,716,321)	(48,263,703)

Total distributions to shareholders	(321,785,190)	(311,797,679)	(10,696,710,531)	(11,973,418,727)

From share transactions:

Proceeds from sales of shares	14,564,540,469	14,049,554,425	2,133,706,618,712	1,926,484,939,957

Reinvestment of distributions	248,212,016	250,249,627	5,368,737,106	6,065,250,586

Cost of shares redeemed	(13,446,190,684)	(12,632,733,678)	(2,124,479,132,206)	(1,920,396,654,282)

Net increase in net assets resulting from share transactions	1,366,561,801	1,667,070,374	14,596,223,612	12,153,536,261

TOTAL INCREASE	1,366,401,572	1,667,745,299	14,591,333,318	12,175,357,057

Net Assets:

Beginning of year	$6,894,679,733	$5,226,934,434	$263,944,324,607	$251,768,967,550

End of year	$8,261,081,305	$6,894,679,733	$278,535,657,925	$263,944,324,607

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Financial Square Treasury Instruments Fund		Financial Square Treasury Obligations Fund
	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

From operations:

Net investment income	$3,889,836,645	$4,216,649,531	$1,888,026,924	$2,126,393,997

Net realized gain from investment transactions	28,600,814	26,609,997	12,447,334	11,526,747

Net increase in net assets resulting from operations	3,918,437,459	4,243,259,528	1,900,474,258	2,137,920,744

Distributions to shareholders:

From distributable earnings:

Class D Shares	(1,850,150)	(1,785,033)	–	–

Institutional Shares	(3,639,316,834)	(3,971,606,283)	(1,623,250,230)	(1,840,909,864)

Capital Shares	(30,459,701)	(28,684,223)	(62,293,863)	(64,374,620)

Service Shares	(76,059,756)	(59,786,879)	(66,083,970)	(73,328,182)

Preferred Shares	(3,367,548)	(3,279,846)	(32,241,467)	(41,188,617)

Select Shares	(24,708,518)	(21,739,352)	(7,288,924)	(5,624,363)

Administration Shares	(97,356,401)	(101,528,752)	(108,242,895)	(105,661,621)

Cash Management Shares	(1,866,302)	(1,652,764)	(1,056,319)	(898,421)

Premier Shares	(40,782,637)	(40,634,026)	(535,442)	(703,977)

Resource Shares	–	–	(1,132,881)	(875,533)

Loop Class Shares	(4,464,175)	(2,137,910)	–	–

Seelaus Class Shares	(794,898)	(654,525)	–	–

Token Shares	(182,451)	–	–	–

Total distributions to shareholders	(3,921,209,371)	(4,233,489,593)	(1,902,125,991)	(2,133,565,198)

From share transactions:

Proceeds from sales of shares	280,825,733,108	267,342,902,572	314,707,459,592	262,240,291,367

Reinvestment of distributions	2,211,606,329	2,486,395,452	854,533,576	971,913,553

Cost of shares redeemed	(276,364,612,142)	(259,967,824,245)	(309,352,529,794)	(268,758,449,637)

Net increase (decrease) in net assets resulting from share transactions	6,672,727,295	9,861,473,779	6,209,463,374	(5,546,244,717)

TOTAL INCREASE (DECREASE)	6,669,955,383	9,871,243,714	6,207,811,641	(5,541,889,171)

Net Assets:

Beginning of year	$93,753,462,649	$83,882,218,935	$44,821,077,322	$50,362,966,493

End of year	$100,423,418,032	$93,753,462,649	$51,028,888,963	$44,821,077,322

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Financial Square Treasury Solutions Fund
	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

From operations:

Net investment income	$648,335,466	$727,097,219

Net realized gain from investment transactions	4,931,695	4,319,986

Net increase in net assets resulting from operations	653,267,161	731,417,205

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(575,419,092)	(641,223,516)

Capital Shares	(7,889,220)	(8,058,747)

Service Shares	(13,266,831)	(20,794,517)

Preferred Shares	(2,249,666)	(2,891,504)

Select Shares	(244,551)	(186,806)

Administration Shares	(41,344,205)	(43,598,921)

Cash Management Shares	(10,312,439)	(9,878,827)

Premier Shares	(2,987,142)	(3,538,242)

Total distributions to shareholders	(653,713,146)	(730,171,080)

From share transactions:

Proceeds from sales of shares	40,228,906,441	45,387,595,776

Reinvestment of distributions	448,194,544	488,880,189

Cost of shares redeemed	(37,902,034,460)	(46,478,548,399)

Net increase (decrease) in net assets resulting from share transactions	2,775,066,525	(602,072,434)

TOTAL INCREASE (DECREASE)	2,774,620,540	(600,826,309)

Net Assets:

Beginning of year	$14,685,889,276	$15,286,715,585

End of year	$17,460,509,816	$14,685,889,276

The accompanying notes are an integral part of these financial statements.	51

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Class D Shares
	Year Ended November 30,		Period Ended November 30, 2023(a)
	2025	2024

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income(b)	0.041	0.051	0.041

Net realized gain	– (c)	–	–	(c)

Total from investment operations	0.041	0.051	0.041

Distributions to shareholders from net investment income	(0.041)	(0.051)	(0.041)

Distributions to shareholders from net realized gains	– (c)	– (c)	–	(c)

Total distributions (d)	(0.041)	(0.051)	(0.041)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Return(e)	4.22%	5.22%	4.90%

Net assets, end of period (in 000’s)	$215	$1,226	$1,441

Ratio of net expenses to average net assets	0.20%	0.20%	0.20	%(f)

Ratio of net investment income to average net assets	4.17%	5.07%	4.93	%(f)

(a)	Commenced operations on January 31, 2023.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Amount is less than $0.0005 per share.

(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

52	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Federal Instruments Fund

	Institutional Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.041	0.050	0.048	0.012	–	(b)

Net realized gain	– (b)	0.001	– (b)	– (b)	–	(b)

Total from investment operations	0.041	0.051	0.048	0.012	–	(b)

Distributions to shareholders from net investment income	(0.041)	(0.051)	(0.048)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.041)	(0.051)	(0.048)	(0.012)	–	(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.22%	5.22%	4.90%	1.18%	0.01%

Net assets, end of year (in 000’s)	$7,878,631	$6,482,065	$4,869,355	$3,229,145	$2,667,247

Ratio of net expenses to average net assets	0.20%	0.20%	0.20%	0.18%	0.09%

Ratio of total expenses to average net assets	0.20%	0.20%	0.20%	0.21%	0.20%

Ratio of net investment income to average net assets	4.10%	5.05%	4.83%	1.18%	–	%(e)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	53

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Federal Instruments Fund

	Capital Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.040	0.049	0.045	0.011	–	(b)

Net realized gain	– (b)	–	0.001	– (b)	–	(b)

Total from investment operations	0.040	0.049	0.046	0.011	–	(b)

Distributions to shareholders from net investment income	(0.040)	(0.049)	(0.046)	(0.011)	–	(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.040)	(0.049)	(0.046)	(0.011)	–	(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.07%	5.06%	4.74%	1.08%	0.01%

Net assets, end of year (in 000’s)	$61	$58	$55	$130	$527

Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.27%	0.09%

Ratio of total expenses to average net assets	0.35%	0.35%	0.35%	0.36%	0.35%

Ratio of net investment income to average net assets	3.96%	4.91%	4.49%	0.66%	–	%(e)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(e)	Amount is less than 0.005%.

54	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Federal Instruments Fund

	Service Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.036	0.046	0.043	0.009	–	(b)

Net realized gain	– (b)	–	– (b)	– (b)	–	(b)

Total from investment operations	0.036	0.046	0.043	0.009	–	(b)

Distributions to shareholders from net investment income	(0.036)	(0.046)	(0.043)	(0.009)	–	(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.036)	(0.046)	(0.043)	(0.009)	–	(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.71%	4.70%	4.38%	0.86%	0.01%

Net assets, end of year (in 000’s)	$13,182	$27,105	$44,902	$10,055	$9,839

Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.51%	0.09%

Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.71%	0.70%

Ratio of net investment income to average net assets	3.63%	4.59%	4.31%	0.86%	–	%(e)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	55

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Federal Instruments Fund

	Preferred Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.040	0.050	0.046	0.011	–	(b)

Net realized gain	– (b)	–	0.001	– (b)	–	(b)

Total from investment operations	0.040	0.050	0.047	0.011	–	(b)

Distributions to shareholders from net investment income	(0.040)	(0.050)	(0.047)	(0.011)	–	(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.040)	(0.050)	(0.047)	(0.011)	–	(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.12%	5.11%	4.80%	1.11%	0.01%

Net assets, end of year (in 000’s)	$180,120	$140,081	$107,656	$174,388	$2,873

Ratio of net expenses to average net assets	0.30%	0.30%	0.30%	0.28%	0.09%

Ratio of total expenses to average net assets	0.30%	0.30%	0.30%	0.31%	0.30%

Ratio of net investment income to average net assets	4.00%	4.96%	4.61%	1.75%	–	%(e)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(e)	Amount is less than 0.005%.

56	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Federal Instruments Fund

	Administration Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.039	0.048	0.046	0.010	–	(b)

Net realized loss	– (b)	–	(0.001)	– (b)	–	(b)

Total from investment operations	0.039	0.048	0.045	0.010	–	(b)

Distributions to shareholders from net investment income	(0.039)	(0.048)	(0.045)	(0.010)	–	(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.039)	(0.048)	(0.045)	(0.010)	–	(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.96%	4.96%	4.64%	1.01%	0.01%

Net assets, end of year (in 000’s)	$164,820	$188,163	$182,443	$79,251	$63,937

Ratio of net expenses to average net assets	0.45%	0.45%	0.45%	0.36%	0.09%

Ratio of total expenses to average net assets	0.45%	0.45%	0.45%	0.46%	0.45%

Ratio of net investment income to average net assets	3.86%	4.81%	4.60%	1.19%	–	%(e)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	57

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Federal Instruments Fund

	Cash Management Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.033	0.042	0.041	0.007	–	(b)

Net realized gain (loss)	– (b)	0.001	(0.001)	– (b)	–	(b)

Total from investment operations	0.033	0.043	0.040	0.007	–	(b)

Distributions to shareholders from net investment income	(0.033)	(0.043)	(0.040)	(0.007)	–	(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.033)	(0.043)	(0.040)	(0.007)	–	(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.40%	4.38%	4.07%	0.70%	0.01%

Net assets, end of year (in 000’s)	$24,053	$55,980	$21,081	$7,791	$127,537

Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	0.58%	0.09%

Ratio of total expenses to average net assets	1.00%	1.00%	1.00%	1.01%	1.00%

Ratio of net investment income to average net assets	3.34%	4.22%	4.07%	0.33%	–	%(e)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(e)	Amount is less than 0.005%.

58	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Government Fund

	Class A Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.039	0.048	0.047	0.011	–	(b)

Net realized gain (loss)	– (b)	0.001	(0.001)	– (b)	–	(b)

Total from investment operations	0.039	0.049	0.046	0.011	–	(b)

Distributions to shareholders from net investment income	(0.039)	(0.049)	(0.046)	(0.011)	–	(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.039)	(0.049)	(0.046)	(0.011)	–	(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.02%	4.98%	4.67%	1.07%	0.03%

Net assets, end of year (in 000’s)	$6,056,201	$4,346,729	$2,578,102	$609,601	$600,756

Ratio of net expenses to average net assets	0.42%	0.43%	0.43%	0.31%	0.07%

Ratio of total expenses to average net assets	0.42%	0.43%	0.43%	0.43%	0.43%

Ratio of net investment income to average net assets	3.91%	4.83%	4.72%	0.99%	0.03%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	59

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Government Fund

	Class C Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.032	0.041	0.038	0.007	–	(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.032	0.041	0.038	0.007	–	(b)

Distributions to shareholders from net investment income	(0.032)	(0.041)	(0.038)	(0.007)	–	(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.032)	(0.041)	(0.038)	(0.007)	–	(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.24%	4.20%	3.89%	0.67%	0.03%

Net assets, end of year (in 000’s)	$5,280	$4,648	$5,211	$5,578	$5,029

Ratio of net expenses to average net assets	1.17%	1.18%	1.18%	0.75%	0.07%

Ratio of total expenses to average net assets	1.17%	1.18%	1.18%	1.18%	1.18%

Ratio of net investment income to average net assets	3.17%	4.11%	3.80%	0.68%	0.02%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

60	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class D Shares
	Year Ended November 30,			Period Ended November 30, 2022(a)
	2025	2024	2023

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.042	0.051	0.050	0.008

Net realized loss	– (c)	– (c)	(0.002)	–	(c)

Total from investment operations	0.042	0.051	0.048	0.008

Distributions to shareholders from net investment income	(0.042)	(0.051)	(0.048)	(0.008)

Distributions to shareholders from net realized gains	– (c)	– (c)	– (c)	–

Total distributions(d)	(0.042)	(0.051)	(0.048)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Return(e)	4.28%	5.25%	4.93%	0.82%

Net assets, end of period (in 000’s)	$99,102	$86,563	$81,635	$10

Ratio of net expenses to average net assets	0.17%	0.18%	0.18%	0.15	%(f)

Ratio of total expenses to average net assets	0.17%	0.18%	0.18%	0.18	%(f)

Ratio of net investment income to average net assets	4.17%	5.11%	4.98%	2.92	%(f)

(a)	Commenced operations on August 22, 2022.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Amount is less than $0.0005 per share.

(d)	Distributions may not coincide with the current period net investment income or net realized gains as distributions may be paid from current or prior period earnings.

(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	61

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Government Fund

	Institutional Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.042	0.051	0.048	0.012	–	(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.042	0.051	0.048	0.012	–	(b)

Distributions to shareholders from net investment income	(0.042)	(0.051)	(0.048)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.042)	(0.051)	(0.048)	(0.012)	–	(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.28%	5.25%	4.93%	1.25%	0.03%

Net assets, end of year (in 000’s)	$227,293,697	$219,702,381	$214,557,639	$230,046,292	$194,824,984

Ratio of net expenses to average net assets	0.17%	0.18%	0.18%	0.15%	0.07%

Ratio of total expenses to average net assets	0.17%	0.18%	0.18%	0.18%	0.18%

Ratio of net investment income to average net assets	4.17%	5.10%	4.82%	1.30%	0.02%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

62	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Government Fund

	Capital Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.040	0.050	0.047	0.011	–(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–(b)

Total from investment operations	0.040	0.050	0.047	0.011	–(b)

Distributions to shareholders from net investment income	(0.040)	(0.050)	(0.047)	(0.011)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.040)	(0.050)	(0.047)	(0.011)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.12%	5.09%	4.77%	1.14%	0.03%

Net assets, end of year (in 000’s)	$5,084,630	$3,764,796	$3,856,324	$3,087,619	$1,675,429

Ratio of net expenses to average net assets	0.32%	0.33%	0.33%	0.27%	0.07%

Ratio of total expenses to average net assets	0.32%	0.33%	0.33%	0.33%	0.33%

Ratio of net investment income to average net assets	4.02%	4.96%	4.70%	1.40%	0.02%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	63

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Government Fund

	Service Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.037	0.046	0.043	0.009	–(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–(b)

Total from investment operations	0.037	0.046	0.043	0.009	–(b)

Distributions to shareholders from net investment income	(0.037)	(0.046)	(0.043)	(0.009)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.037)	(0.046)	(0.043)	(0.009)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.76%	4.72%	4.41%	0.92%	0.03%

Net assets, end of year (in 000’s)	$1,447,927	$1,333,376	$1,476,967	$1,190,570	$908,881

Ratio of net expenses to average net assets	0.67%	0.68%	0.68%	0.50%	0.07%

Ratio of total expenses to average net assets	0.67%	0.68%	0.68%	0.68%	0.68%

Ratio of net investment income to average net assets	3.67%	4.61%	4.34%	1.01%	0.02%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

64	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Government Fund

	Preferred Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.041	0.050	0.048	0.012	–(b)

Net realized loss	– (b)	– (b)	(0.001)	– (b)	–(b)

Total from investment operations	0.041	0.050	0.047	0.012	–(b)

Distributions to shareholders from net investment income	(0.041)	(0.050)	(0.047)	(0.012)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.041)	(0.050)	(0.047)	(0.012)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.17%	5.14%	4.82%	1.18%	0.03%

Net assets, end of year (in 000’s)	$2,340,936	$1,971,951	$2,183,829	$1,742,072	$1,077,741

Ratio of net expenses to average net assets	0.27%	0.28%	0.28%	0.23%	0.07%

Ratio of total expenses to average net assets	0.27%	0.28%	0.28%	0.28%	0.28%

Ratio of net investment income to average net assets	4.06%	5.01%	4.76%	1.40%	0.02%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	65

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Government Fund

	Select Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.041	0.051	0.048	0.012	–(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–(b)

Total from investment operations	0.041	0.051	0.048	0.012	–(b)

Distributions to shareholders from net investment income	(0.041)	(0.051)	(0.048)	(0.012)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.041)	(0.051)	(0.048)	(0.012)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.25%	5.21%	4.90%	1.23%	0.03%

Net assets, end of year (in 000’s)	$965,078	$1,136,817	$1,355,264	$1,119,156	$1,181,542

Ratio of net expenses to average net assets	0.20%	0.21%	0.21%	0.17%	0.07%

Ratio of total expenses to average net assets	0.20%	0.21%	0.21%	0.21%	0.21%

Ratio of net investment income to average net assets	4.14%	5.07%	4.81%	1.42%	0.03%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

66	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Government Fund

	Administration Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.039	0.048	0.046	0.011	–(b)

Net realized gain	– (b)	0.001	– (b)	– (b)	–(b)

Total from investment operations	0.039	0.049	0.046	0.011	–(b)

Distributions to shareholders from net investment income	(0.039)	(0.049)	(0.046)	(0.011)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.039)	(0.049)	(0.046)	(0.011)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.02%	4.98%	4.67%	1.07%	0.03%

Net assets, end of year (in 000’s)	$12,960,786	$12,512,474	$10,067,366	$9,178,619	$7,904,302

Ratio of net expenses to average net assets	0.42%	0.43%	0.43%	0.32%	0.07%

Ratio of total expenses to average net assets	0.42%	0.43%	0.43%	0.43%	0.43%

Ratio of net investment income to average net assets	3.92%	4.84%	4.59%	1.07%	0.02%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	67

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Government Fund

	Cash Management Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.034	0.043	0.041	0.008	–(b)

Net realized loss	– (b)	– (b)	(0.001)	– (b)	–(b)

Total from investment operations	0.034	0.043	0.040	0.008	–(b)

Distributions to shareholders from net investment income	(0.034)	(0.043)	(0.040)	(0.008)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.034)	(0.043)	(0.040)	(0.008)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.45%	4.41%	4.09%	0.76%	0.03%

Net assets, end of year (in 000’s)	$819,338	$638,455	$542,413	$148,429	$302,333

Ratio of net expenses to average net assets	0.97%	0.98%	0.98%	0.61%	0.07%

Ratio of total expenses to average net assets	0.97%	0.98%	0.98%	0.98%	0.98%

Ratio of net investment income to average net assets	3.37%	4.30%	4.14%	0.45%	0.03%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

68	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Government Fund

	Premier Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.038	0.048	0.044	0.010	–(b)

Net realized gain	– (b)	– (b)	0.001	– (b)	–(b)

Total from investment operations	0.038	0.048	0.045	0.010	–(b)

Distributions to shareholders from net investment income	(0.038)	(0.048)	(0.045)	(0.010)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.038)	(0.048)	(0.045)	(0.010)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.91%	4.88%	4.56%	1.01%	0.03%

Net assets, end of year (in 000’s)	$120,111	$121,603	$119,784	$365,028	$9,922,502

Ratio of net expenses to average net assets	0.52%	0.53%	0.53%	0.33%	0.07%

Ratio of total expenses to average net assets	0.52%	0.53%	0.53%	0.53%	0.53%

Ratio of net investment income to average net assets	3.82%	4.76%	4.39%	0.33%	0.03%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	69

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Government Fund

	Resource Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.035	0.044	0.042	0.008	–(b)

Net realized gain	– (b)	0.001	– (b)	– (b)	–(b)

Total from investment operations	0.035	0.045	0.042	0.008	–(b)

Distributions to shareholders from net investment income	(0.035)	(0.045)	(0.042)	(0.008)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.035)	(0.045)	(0.042)	(0.008)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.60%	4.57%	4.25%	0.84%	0.03%

Net assets, end of year (in 000’s)	$9,563	$10,429	$8,513	$9,214	$10,447

Ratio of net expenses to average net assets	0.82%	0.83%	0.83%	0.56%	0.07%

Ratio of total expenses to average net assets	0.82%	0.83%	0.83%	0.83%	0.83%

Ratio of net investment income to average net assets	3.52%	4.45%	4.16%	0.83%	0.02%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

70	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Government Fund

	Class R6 Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.042	0.051	0.048	0.012	–(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–(b)

Total from investment operations	0.042	0.051	0.048	0.012	–(b)

Distributions to shareholders from net investment income	(0.042)	(0.051)	(0.048)	(0.012)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.042)	(0.051)	(0.048)	(0.012)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.28%	5.25%	4.93%	1.25%	0.03%

Net assets, end of year (in 000’s)	$527,583	$518,093	$316,732	$268,194	$311,454

Ratio of net expenses to average net assets	0.17%	0.18%	0.18%	0.15%	0.07%

Ratio of total expenses to average net assets	0.17%	0.18%	0.18%	0.18%	0.18%

Ratio of net investment income to average net assets	4.17%	5.08%	4.83%	1.26%	0.03%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	71

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Government Fund

	Drexel Hamilton Class Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.042	0.051	0.049	0.012	–(b)

Net realized loss	– (b)	– (b)	(0.001)	– (b)	–(b)

Total from investment operations	0.042	0.051	0.048	0.012	–(b)

Distributions to shareholders from net investment income	(0.042)	(0.051)	(0.048)	(0.012)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.042)	(0.051)	(0.048)	(0.012)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.28%	5.25%	4.93%	1.25%	0.03%

Net assets, end of year (in 000’s)	$12,281,366	$11,749,435	$11,012,314	$7,563,684	$4,948,288

Ratio of net expenses to average net assets	0.17%	0.18%	0.18%	0.15%	0.07%

Ratio of total expenses to average net assets	0.17%	0.18%	0.18%	0.18%	0.18%

Ratio of net investment income to average net assets	4.18%	5.09%	4.91%	1.33%	0.03%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

72	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Loop Class Shares
	Year Ended November 30,				Period Ended November 30, 2021(a)
	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.042	0.051	0.049	0.012	–	(c)

Net realized loss	– (c)	– (c)	(0.001)	– (c)	–	(c)

Total from investment operations	0.042	0.051	0.048	0.012	–	(c)

Distributions to shareholders from net investment income	(0.042)	(0.051)	(0.048)	(0.012)	–	(c)

Distributions to shareholders from net realized gains	– (c)	– (c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.042)	(0.051)	(0.048)	(0.012)	–	(c)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(e)	4.28%	5.25%	4.93%	1.25%	–	%(f)

Net assets, end of period (in 000’s)	$4,745,624	$3,700,089	$2,922,240	$2,365,925	$504,408

Ratio of net expenses to average net assets	0.17%	0.18%	0.18%	0.15%	0.07	%(g)

Ratio of total expenses to average net assets	0.17%	0.18%	0.18%	0.18%	0.18	%(g)

Ratio of net investment income to average net assets	4.17%	5.09%	4.95%	1.36%	0.03	%(g)

(a)	Commenced operations on August 23, 2021.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Amount is less than $0.0005 per share.

(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Amount is less than 0.005%.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.	73

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Seelaus Class Shares
	Year Ended November 30,				Period Ended November 30, 2021(a)
	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.041	0.050	0.049	0.012	–	(c)

Net realized gain (loss)	– (c)	0.001	(0.001)	– (c)	–	(c)

Total from investment operations	0.041	0.051	0.048	0.012	–	(c)

Distributions to shareholders from net investment income	(0.041)	(0.051)	(0.048)	(0.012)	–	(c)

Distributions to shareholders from net realized gains	– (c)	– (c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.041)	(0.051)	(0.048)	(0.012)	–	(c)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(e)	4.28%	5.25%	4.93%	1.25%	–	%(f)

Net assets, end of period (in 000’s)	$3,778,436	$2,346,486	$684,634	$2,005,266	$10

Ratio of net expenses to average net assets	0.17%	0.18%	0.18%	0.15%	0.07	%(g)

Ratio of total expenses to average net assets	0.17%	0.18%	0.18%	0.18%	0.18	%(g)

Ratio of net investment income to average net assets	4.13%	5.00%	4.91%	1.55%	0.03	%(g)

(a)	Commenced operations on August 23, 2021.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Amount is less than $0.0005 per share.

(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Amount is less than 0.005%.

(g)	Annualized.

74	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Class D Shares
	Year Ended November 30,		Period Ended November 30, 2023(a)
	2025	2024

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income(b)	0.041	0.051	0.041

Total from investment operations	0.041	0.051	0.041

Distributions to shareholders from net investment income	(0.041)	(0.051)	(0.041)

Distributions to shareholders from net realized gains	– (c)	– (c)	–	(c)

Total distributions (d)	(0.041)	(0.051)	(0.041)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Return(e)	4.21%	5.20%	4.14%

Net assets, end of period (in 000’s)	$45,419	$31,501	$28,025

Ratio of net expenses to average net assets	0.19%	0.20%	0.24	%(f)

Ratio of net investment income to average net assets	4.08%	5.07%	4.93	%(f)

(a)	Commenced operations on January 31, 2023.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Amount is less than $0.0005 per share.

(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	75

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Instruments Fund

	Institutional Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.041	0.051	0.047	0.011	–(b)

Net realized gain	– (b)	–	0.001	– (b)	–(b)

Total from investment operations	0.041	0.051	0.048	0.011	–(b)

Distributions to shareholders from net investment income	(0.041)	(0.051)	(0.048)	(0.011)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.041)	(0.051)	(0.048)	(0.011)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.21%	5.20%	4.84%	1.14%	0.01%

Net assets, end of year (in 000’s)	$92,671,564	$86,340,277	$79,002,981	$92,045,963	$101,041,091

Ratio of net expenses to average net assets	0.19%	0.20%	0.20%	0.17%	0.07%

Ratio of total expenses to average net assets	0.19%	0.20%	0.20%	0.20%	0.20%

Ratio of net investment income to average net assets	4.10%	5.05%	4.75%	1.11%	0.01%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

76	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Instruments Fund

	Capital Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.040	0.049	0.045	0.010	–(b)

Net realized gain (loss)	(0.001)	–	0.001	– (b)	–(b)

Total from investment operations	0.039	0.049	0.046	0.010	–(b)

Distributions to shareholders from net investment income	(0.039)	(0.049)	(0.046)	(0.010)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.039)	(0.049)	(0.046)	(0.010)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.05%	5.04%	4.68%	1.03%	0.01%

Net assets, end of year (in 000’s)	$784,397	$1,054,741	$520,343	$957,608	$826,871

Ratio of net expenses to average net assets	0.34%	0.35%	0.35%	0.27%	0.07%

Ratio of total expenses to average net assets	0.34%	0.35%	0.35%	0.35%	0.35%

Ratio of net investment income to average net assets	3.96%	4.87%	4.50%	1.09%	0.01%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	77

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Instruments Fund

	Service Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.036	0.045	0.042	0.008	–(b)

Net realized gain	– (b)	0.001	0.001	– (b)	–(b)

Total from investment operations	0.036	0.046	0.043	0.008	–(b)

Distributions to shareholders from net investment income	(0.036)	(0.046)	(0.043)	(0.008)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.036)	(0.046)	(0.043)	(0.008)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.69%	4.68%	4.32%	0.82%	0.01%

Net assets, end of year (in 000’s)	$2,032,904	$2,048,743	$698,078	$912,338	$1,569,931

Ratio of net expenses to average net assets	0.69%	0.69%	0.70%	0.47%	0.07%

Ratio of total expenses to average net assets	0.69%	0.69%	0.70%	0.70%	0.70%

Ratio of net investment income to average net assets	3.59%	4.50%	4.20%	0.69%	0.01%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

78	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Instruments Fund

	Preferred Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.040	0.049	0.048	0.011	–(b)

Net realized gain (loss)	– (b)	0.001	(0.001)	– (b)	–(b)

Total from investment operations	0.040	0.050	0.047	0.011	–(b)

Distributions to shareholders from net investment income	(0.040)	(0.050)	(0.047)	(0.011)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.040)	(0.050)	(0.047)	(0.011)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.11%	5.10%	4.73%	1.07%	0.01%

Net assets, end of year (in 000’s)	$127,023	$80,799	$63,099	$36,610	$78,191

Ratio of net expenses to average net assets	0.29%	0.30%	0.30%	0.24%	0.07%

Ratio of total expenses to average net assets	0.29%	0.30%	0.30%	0.30%	0.30%

Ratio of net investment income to average net assets	3.99%	4.94%	4.80%	0.99%	–%(e)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	79

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Instruments Fund

	Select Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.040	0.051	0.048	0.011	–(b)

Net realized gain (loss)	0.001	–	(0.001)	– (b)	–(b)

Total from investment operations	0.041	0.051	0.047	0.011	–(b)

Distributions to shareholders from net investment income	(0.041)	(0.051)	(0.047)	(0.011)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.041)	(0.051)	(0.047)	(0.011)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.18%	5.17%	4.81%	1.12%	0.01%

Net assets, end of year (in 000’s)	$1,032,292	$357,644	$590,745	$444,262	$208,542

Ratio of net expenses to average net assets	0.22%	0.23%	0.23%	0.19%	0.07%

Ratio of total expenses to average net assets	0.22%	0.23%	0.23%	0.23%	0.23%

Ratio of net investment income to average net assets	4.01%	5.01%	4.80%	1.38%	0.01%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

80	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Instruments Fund

	Administration Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.039	0.048	0.045	0.010	–(b)

Net realized loss	(0.001)	–	–	– (b)	–(b)

Total from investment operations	0.038	0.048	0.045	0.010	–(b)

Distributions to shareholders from net investment income	(0.038)	(0.048)	(0.045)	(0.010)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.038)	(0.048)	(0.045)	(0.010)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.95%	4.94%	4.58%	0.96%	0.01%

Net assets, end of year (in 000’s)	$2,397,086	$2,518,815	$2,199,709	$2,188,569	$2,038,029

Ratio of net expenses to average net assets	0.44%	0.45%	0.45%	0.34%	0.07%

Ratio of total expenses to average net assets	0.44%	0.45%	0.45%	0.45%	0.45%

Ratio of net investment income to average net assets	3.85%	4.80%	4.49%	0.95%	0.01%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	81

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Instruments Fund

	Cash Management Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.033	0.042	0.040	0.007	–(b)

Net realized gain	– (b)	0.001	–	– (b)	–(b)

Total from investment operations	0.033	0.043	0.040	0.007	–(b)

Distributions to shareholders from net investment income	(0.033)	(0.043)	(0.040)	(0.007)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.033)	(0.043)	(0.040)	(0.007)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.38%	4.37%	4.01%	0.66%	0.01%

Net assets, end of year (in 000’s)	$57,857	$55,282	$31,043	$6,964	$11,716

Ratio of net expenses to average net assets	0.99%	0.99%	1.00%	0.54%	0.07%

Ratio of total expenses to average net assets	0.99%	0.99%	1.00%	1.00%	1.00%

Ratio of net investment income to average net assets	3.30%	4.21%	3.99%	0.31%	0.01%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

82	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Instruments Fund

	Premier Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.038	0.047	0.046	0.009	–(b)

Net realized loss	(0.001)	–	(0.002)	– (b)	–(b)

Total from investment operations	0.037	0.047	0.044	0.009	–(b)

Distributions to shareholders from net investment income	(0.037)	(0.047)	(0.044)	(0.009)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.037)	(0.047)	(0.044)	(0.009)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.85%	4.83%	4.47%	0.90%	0.01%

Net assets, end of year (in 000’s)	$1,165,049	$1,222,917	$694,503	$215,864	$204,641

Ratio of net expenses to average net assets	0.54%	0.55%	0.55%	0.39%	0.07%

Ratio of total expenses to average net assets	0.54%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income to average net assets	3.76%	4.69%	4.59%	0.87%	0.01%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	83

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Loop Class Shares

	Year Ended November 30,				Period Ended November 30, 2021(a)
	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$ 1.00

Net investment income(b)	0.041	0.051	0.046	0.011	–(c)

Net realized gain	– (c)	–	0.002	– (c)	–(c)

Total from investment operations	0.041	0.051	0.048	0.011	–(c)

Distributions to shareholders from net investment income	(0.041)	(0.051)	(0.048)	(0.011)	–(c)

Distributions to shareholders from net realized gains	– (c)	– (c)	– (c)	– (c)	–(c)

Total distributions (d)	(0.041)	(0.051)	(0.048)	(0.011)	–(c)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$ 1.00

Total Return(e)	4.21%	5.20%	4.84%	1.14%	0.01%

Net assets, end of period (in 000’s)	$109,804	$42,733	$41,599	$152,101	$ 200,012

Ratio of net expenses to average net assets	0.19%	0.20%	0.20%	0.17%	0.07%(f)

Ratio of total expenses to average net assets	0.19%	0.20%	0.20%	0.20%	0.20%(f)

Ratio of net investment income to average net assets	4.08%	5.06%	4.60%	1.08%	0.01%(f)

(a)	Commenced operations on August 23, 2021.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Amount is less than $0.0005 per share.

(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

84	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Seelaus Class Shares

	Year Ended November 30,				Period Ended November 30, 2021(a)
	2025	2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$ 1.00

Net investment income(b)	0.041	0.047	0.052	0.011	–(c)

Net realized gain (loss)	– (c)	0.004	(0.004)	– (c)	–(c)

Total from investment operations	0.041	0.051	0.048	0.011	–(c)

Distributions to shareholders from net investment income	(0.041)	(0.051)	(0.048)	(0.011)	–(c)

Distributions to shareholders from net realized gains	– (c)	– (c)	–	– (c)	–(c)

Total distributions (d)	(0.041)	(0.051)	(0.048)	(0.011)	–(c)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$ 1.00

Total Return(e)	4.21%	5.20%	4.84%	1.14%	0.01%

Net assets, end of period (in 000’s)	$12	$11	$12,094	$10	$ 10

Ratio of net expenses to average net assets	0.19%	0.19%	0.20%	0.17%	0.07%(f)

Ratio of total expenses to average net assets	0.19%	0.19%	0.20%	0.20%	0.20%(f)

Ratio of net investment income to average net assets	4.05%	4.73%	5.17%	1.15%	0.03%(f)

(a)	Commenced operations on August 23, 2021.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Amount is less than $0.0005 per share.

(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	85

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund

Token Shares

Period Ended November 30, 2025(a)

Per Share Data

Net asset value, beginning of period	$ 1.00

Net investment income(b)	0.017

Net realized gain	0.001

Total from investment operations	0.018

Distributions to shareholders from net investment income	(0.018)

Distributions to shareholders from net realized gains	–(c)

Total distributions (d)	(0.018)

Net asset value, end of period	$ 1.00

Total Return(e)	1.82%

Net assets, end of period (in 000’s)	$ 10

Ratio of net expenses to average net assets	0.19%(f)

Ratio of total expenses to average net assets	0.20%(f)

Ratio of net investment income to average net assets	3.86%(f)

(a)	Commenced operations on June 20, 2025.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Amount is less than $0.0005 per share.

(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

86	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Obligations Fund

	Institutional Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.041	0.051	0.048	0.012	–(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–(b)

Total from investment operations	0.041	0.051	0.048	0.012	–(b)

Distributions to shareholders from net investment income	(0.041)	(0.051)	(0.048)	(0.012)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.041)	(0.051)	(0.048)	(0.012)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.24%	5.21%	4.91%	1.24%	0.02%

Net assets, end of year (in 000’s)	$42,798,024	$37,458,284	$44,096,664	$39,033,144	$21,699,895

Ratio of net expenses to average net assets	0.20%	0.20%	0.20%	0.18%	0.07%

Ratio of total expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%

Ratio of net investment income to average net assets	4.13%	5.07%	4.80%	1.56%	0.01%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	87

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Obligations Fund

	Capital Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.040	0.049	0.047	0.011	–(b)

Net realized loss	– (b)	– (b)	(0.001)	– (b)	–(b)

Total from investment operations	0.040	0.049	0.046	0.011	–(b)

Distributions to shareholders from net investment income	(0.040)	(0.049)	(0.046)	(0.011)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.040)	(0.049)	(0.046)	(0.011)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.08%	5.05%	4.75%	1.13%	0.02%

Net assets, end of year (in 000’s)	$1,448,980	$1,433,494	$1,089,014	$743,723	$371,230

Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.29%	0.07%

Ratio of total expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%

Ratio of net investment income to average net assets	3.98%	4.91%	4.72%	1.29%	0.01%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

88	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Obligations Fund

	Service Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.036	0.046	0.043	0.009	–(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–(b)

Total from investment operations	0.036	0.046	0.043	0.009	–(b)

Distributions to shareholders from net investment income	(0.036)	(0.046)	(0.043)	(0.009)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.036)	(0.046)	(0.043)	(0.009)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.72%	4.69%	4.39%	0.92%	0.02%

Net assets, end of year (in 000’s)	$2,008,898	$1,728,729	$1,535,201	$1,408,940	$1,703,918

Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.50%	0.07%

Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of net investment income to average net assets	3.63%	4.57%	4.30%	0.89%	0.01%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	89

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Obligations Fund

	Preferred Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.040	0.050	0.047	0.012	–(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–(b)

Total from investment operations	0.040	0.050	0.047	0.012	–(b)

Distributions to shareholders from net investment income	(0.040)	(0.050)	(0.047)	(0.012)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.040)	(0.050)	(0.047)	(0.012)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.14%	5.10%	4.81%	1.17%	0.02%

Net assets, end of year (in 000’s)	$873,285	$832,274	$1,064,306	$682,319	$500,987

Ratio of net expenses to average net assets	0.30%	0.30%	0.30%	0.25%	0.07%

Ratio of total expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of net investment income to average net assets	4.03%	4.98%	4.73%	1.27%	0.01%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

90	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Obligations Fund

	Select Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.040	0.049	0.047	0.012	–(b)

Net realized gain	0.001	0.002	0.001	– (b)	–(b)

Total from investment operations	0.041	0.051	0.048	0.012	–(b)

Distributions to shareholders from net investment income	(0.041)	(0.051)	(0.048)	(0.012)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.041)	(0.051)	(0.048)	(0.012)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.21%	5.18%	4.88%	1.22%	0.02%

Net assets, end of year (in 000’s)	$435,201	$373,803	$240,995	$163,715	$87,703

Ratio of net expenses to average net assets	0.23%	0.23%	0.23%	0.20%	0.07%

Ratio of total expenses to average net assets	0.23%	0.23%	0.23%	0.23%	0.23%

Ratio of net investment income to average net assets	4.05%	4.92%	4.71%	1.48%	0.01%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	91

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Obligations Fund

	Administration Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.039	0.048	0.046	0.011	–(b)

Net realized loss	– (b)	– (b)	(0.001)	– (b)	–(b)

Total from investment operations	0.039	0.048	0.045	0.011	–(b)

Distributions to shareholders from net investment income	(0.039)	(0.048)	(0.045)	(0.011)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.039)	(0.048)	(0.045)	(0.011)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.98%	4.95%	4.65%	1.06%	0.02%

Net assets, end of year (in 000’s)	$3,385,564	$2,915,737	$2,294,770	$1,986,064	$2,923,435

Ratio of net expenses to average net assets	0.45%	0.45%	0.45%	0.36%	0.07%

Ratio of total expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%

Ratio of net investment income to average net assets	3.88%	4.82%	4.56%	1.15%	0.01%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

92	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Obligations Fund

	Cash Management Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.033	0.042	0.038	0.008	–(b)

Net realized gain	– (b)	0.001	0.002	– (b)	–(b)

Total from investment operations	0.033	0.043	0.040	0.008	–(b)

Distributions to shareholders from net investment income	(0.033)	(0.043)	(0.040)	(0.008)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.033)	(0.043)	(0.040)	(0.008)	–

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.41%	4.37%	4.08%	0.76%	0.02%

Net assets, end of year (in 000’s)	$24,974	$29,691	$14,974	$28,115	$29,933

Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	0.63%	0.07%

Ratio of total expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%

Ratio of net investment income to average net assets	3.34%	4.24%	3.82%	0.60%	0.01%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	93

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Obligations Fund

	Premier Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.038	0.047	0.044	0.010	–(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–(b)

Total from investment operations	0.038	0.047	0.044	0.010	–(b)

Distributions to shareholders from net investment income	(0.038)	(0.047)	(0.044)	(0.010)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.038)	(0.047)	(0.044)	(0.010)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.88%	4.84%	4.55%	1.00%	0.02%

Net assets, end of year (in 000’s)	$17,775	$16,648	$15,290	$42,003	$13,495

Ratio of net expenses to average net assets	0.55%	0.55%	0.55%	0.45%	0.07%

Ratio of total expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income to average net assets	3.77%	4.72%	4.38%	1.45%	0.01%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

94	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Obligations Fund

	Resource Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.035	0.044	0.044	0.009	–(b)

Net realized loss	– (b)	– (b)	(0.002)	– (b)	–(b)

Total from investment operations	0.035	0.044	0.042	0.009	–(b)

Distributions to shareholders from net investment income	(0.035)	(0.044)	(0.042)	(0.009)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.035)	(0.044)	(0.042)	(0.009)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.57%	4.53%	4.23%	0.83%	0.02%

Net assets, end of year (in 000’s)	$36,188	$32,417	$11,752	$1	$1

Ratio of net expenses to average net assets	0.85%	0.85%	0.85%	0.35%	0.07%

Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of net investment income to average net assets	3.48%	4.36%	4.38%	0.88%	0.03%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	95

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Solutions Fund

	Institutional Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.041	0.051	0.048	0.012	–(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–(b)

Total from investment operations	0.041	0.051	0.048	0.012	–(b)

Distributions to shareholders from net investment income	(0.041)	(0.051)	(0.048)	(0.012)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.041)	(0.051)	(0.048)	(0.012)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.20%	5.21%	4.91%	1.24%	0.01%

Net assets, end of year (in 000’s)	$14,808,616	$12,840,990	$13,623,371	$14,341,376	$9,632,239

Ratio of net expenses to average net assets	0.20%	0.20%	0.20%	0.17%	0.09%

Ratio of total expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%

Ratio of net investment income to average net assets	4.09%	5.06%	4.82%	1.41%	–%	(e)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(e)	Amount is less than 0.005%.

96	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Solutions Fund

	Capital Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.039	0.049	0.046	0.011	–(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–(b)

Total from investment operations	0.039	0.049	0.046	0.011	–(b)

Distributions to shareholders from net investment income	(0.039)	(0.049)	(0.046)	(0.011)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.039)	(0.049)	(0.046)	(0.011)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.05%	5.05%	4.76%	1.13%	0.01%

Net assets, end of year (in 000’s)	$260,212	$156,600	$164,197	$206,167	$243,876

Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.27%	0.09%

Ratio of total expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%

Ratio of net investment income to average net assets	3.92%	4.92%	4.60%	0.94%	–%	(e)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	97

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Solutions Fund

	Service Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.036	0.046	0.045	0.009	–(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–(b)

Total from investment operations	0.036	0.046	0.045	0.009	–(b)

Distributions to shareholders from net investment income	(0.036)	(0.046)	(0.043)	(0.009)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.036)	(0.046)	(0.043)	(0.009)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.69%	4.68%	4.39%	0.91%	0.01%

Net assets, end of year (in 000’s)	$330,486	$440,947	$418,452	$158,102	$233,842

Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.45%	0.09%

Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of net investment income to average net assets	3.60%	4.57%	4.45%	0.81%	–%	(e)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(e)	Amount is less than 0.005%.

98	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Solutions Fund

	Preferred Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.040	0.050	0.047	0.012	–(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–(b)

Total from investment operations	0.040	0.050	0.047	0.012	–(b)

Distributions to shareholders from net investment income	(0.040)	(0.050)	(0.047)	(0.012)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.040)	(0.050)	(0.047)	(0.012)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.10%	5.10%	4.81%	1.17%	0.01%

Net assets, end of year (in 000’s)	$44,869	$53,668	$46,330	$64,568	$51,188

Ratio of net expenses to average net assets	0.30%	0.30%	0.30%	0.24%	0.09%

Ratio of total expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of net investment income to average net assets	4.01%	4.97%	4.69%	1.14%	–%	(e)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	99

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Solutions Fund

	Select Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.041	0.048	0.046	0.012	–(b)

Net realized gain	– (b)	0.003	– (b)	– (b)	–(b)

Total from investment operations	0.041	0.051	0.046	0.012	–(b)

Distributions to shareholders from net investment income	(0.041)	(0.051)	(0.048)	(0.012)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.041)	(0.051)	(0.048)	(0.012)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.17%	5.18%	4.88%	1.22%	0.01%

Net assets, end of year (in 000’s)	$3,428	$8,852	$2,039	$10,533	$5,519

Ratio of net expenses to average net assets	0.23%	0.23%	0.23%	0.20%	0.09%

Ratio of total expenses to average net assets	0.23%	0.23%	0.23%	0.23%	0.23%

Ratio of net investment income to average net assets	4.11%	4.83%	4.55%	1.51%	–%	(e)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(e)	Amount is less than 0.005%.

100	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Solutions Fund

	Administration Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.038	0.048	0.045	0.011	–(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–(b)

Total from investment operations	0.038	0.048	0.045	0.011	–(b)

Distributions to shareholders from net investment income	(0.038)	(0.048)	(0.045)	(0.011)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.038)	(0.048)	(0.045)	(0.011)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.95%	4.95%	4.65%	1.06%	0.01%

Net assets, end of year (in 000’s)	$1,488,294	$817,770	$799,651	$803,909	$375,220

Ratio of net expenses to average net assets	0.45%	0.45%	0.45%	0.37%	0.09%

Ratio of total expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%

Ratio of net investment income to average net assets	3.83%	4.83%	4.53%	1.16%	–%	(e)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	101

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Solutions Fund

	Cash Management Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.033	0.042	0.039	0.008	–(b)

Net realized gain	– (b)	0.001	– (b)	– (b)	–(b)

Total from investment operations	0.033	0.043	0.039	0.008	–(b)

Distributions to shareholders from net investment income	(0.033)	(0.043)	(0.040)	(0.008)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.033)	(0.043)	(0.040)	(0.008)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.38%	4.37%	4.08%	0.76%	0.01%

Net assets, end of year (in 000’s)	$419,359	$264,893	$165,859	$320,794	$371,768

Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	0.61%	0.09%

Ratio of total expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%

Ratio of net investment income to average net assets	3.28%	4.23%	3.90%	0.64%	–%	(e)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(e)	Amount is less than 0.005%.

102	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Financial Square Treasury Solutions Fund

	Premier Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.037	0.047	0.044	0.010	–(b)

Net realized gain	– (b)	– (b)	– (b)	– (b)	–(b)

Total from investment operations	0.037	0.047	0.044	0.010	–(b)

Distributions to shareholders from net investment income	(0.037)	(0.047)	(0.044)	(0.010)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.037)	(0.047)	(0.044)	(0.010)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.84%	4.84%	4.55%	1.00%	0.01%

Net assets, end of year (in 000’s)	$105,245	$102,169	$66,816	$91,667	$122,233

Ratio of net expenses to average net assets	0.55%	0.55%	0.55%	0.39%	0.09%

Ratio of total expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income to average net assets	3.74%	4.71%	4.40%	0.85%	–%	(e)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.0005 per share.

(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements November 30, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Financial Square Federal Instruments Fund	D, Institutional, Capital, Service, Preferred, Administration and Cash Management	Diversified

Financial Square Government Fund	A, C, D, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, R6, Drexel Hamilton, Loop and Seelaus	Diversified

Financial Square Treasury Instruments Fund	D, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Loop, Seelaus and Token	Diversified

Financial Square Treasury Obligations Fund	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier and Resource	Diversified

Financial Square Treasury Solutions Fund	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, and Premier	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly

104

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

G. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

105

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) November 30, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of November 30, 2025, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B. Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

106

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the fiscal year ended November 30, 2025, Goldman Sachs retained $1,369 in CDSCs with respect to Class C Shares of the Financial Square Government Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F. Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least March 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G. Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate is 0.18% for the Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds and 0.16% for the Financial Square Government Fund. The Transfer Agency Fee is 0.01% for all funds.

Other contractual annualized rates for each of the Funds are as follows:

	Class A Shares(a)	Class C Shares(a)	Capital Shares	Service Shares	Preferred Shares	Select Shares

Administration, Service and/or Shareholder Administration Fees*	N/A	0.25%	0.15%	0.25%	0.10%	0.03%

Distribution and/or Service (12b-1) Fees	0.25%	0.75%(b)	N/A	0.25%(c)	N/A	N/A

	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares

Administration, Service and/or Shareholder Administration Fees*	0.25%	0.50%	0.35%	0.50%

Distribution and/or Service (12b-1) Fees	N/A	0.30%(b)	N/A	0.15%(b)

*

Class D Shares, Institutional Shares, Class R6 Shares, Drexel Hamilton Class Shares, Loop Class Shares, Seelaus Class Shares and Token Shares have no Administration, Service, Shareholder Administration or Distribution and/or Service (12b-1) fees.

(a)	Financial Square Government Fund only.

(b)	Distribution (12b-1) fee only.

(c)	Service (12b-1) fee only.

N/A Fees not applicable to respective share class.

107

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) November 30, 2025

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the fiscal year ended November 30, 2025, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Other Expense Reimbursements	Total Expense Reductions

Financial Square Government Fund	$ 34	$ 34

For the fiscal year ended November 30, 2025 , the net effective management fee rate was 0.16% for the Financial Square Government Fund and 0.18% for Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations, and Financial Square Treasury Solutions Funds.

H. Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the fiscal year ended November 30, 2025 , there were no purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act.

As of November 30, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Class D Shares	Capital Shares	Seelaus Class Shares	Token Shares

Financial Square Federal Instruments Fund	5%	100%	–%	–%

Financial Square Treasury Instruments Fund	–	–	100	100

I. Line of Credit Facility — As of November 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended November 30, 2025 , the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

5. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2025 was as follows:

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund	Financial Square Treasury Solutions Fund

Distributions paid from:

Ordinary Income	$321,785,190	$10,696,710,531	$3,921,209,371	$1,902,125,991	$653,713,146

The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

108

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

5. TAX INFORMATION (continued)

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund	Financial Square Treasury Solutions Fund

Distributions paid from:

Ordinary Income	$311,797,679	$11,973,418,727	$4,233,489,593	$2,133,455,919	$730,171,080

Long-term capital gains	—	—	—	109,279	—

Total taxable distributions	$311,797,679	$11,973,418,727	$4,233,489,593	$2,133,565,198	$730,171,080

As of November 30, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund	Financial Square Treasury Solutions Fund

Undistributed ordinary income — net	$6,714,027	$460,442,595	$147,053,606	$95,082,805	$18,133,570

Undistributed long-term capital gains	7,536	165,575	—	41,828	6,989

Total undistributed earnings	$6,721,563	$460,608,170	$147,053,606	$95,124,633	$18,140,559

Timing differences — Dividends Payable	(6,075,060)	(443,189,352)	(140,643,119)	(90,456,459)	(16,560,434)

Unrealized gains (losses) — net	(24,482)	(517,778)	(287,402)	(214,069)	(51,596)

Total accumulated earnings (losses) — net	$622,021	$16,901,040	$6,123,085	$4,454,105	$1,528,529

For the year ended November 30, 2025, the Financial Square Treasury Instruments Fund utilized $19,554,987 in Capital Loss Carryforwards.

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries

109

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) November 30, 2025

6. OTHER RISKS (continued)

(who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect a Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, or governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Stable NAV Risk — The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

110

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Financial Square Federal Instruments Fund

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

	Shares	Shares

Class D Shares
Shares sold	537,806	1,807,286

Reinvestment of distributions	25,133	65,066

Shares redeemed	(1,574,394)	(2,087,340)

	(1,011,455)	(214,988)

Institutional Shares
Shares sold	13,972,179,932	13,360,449,583

Reinvestment of distributions	235,798,610	236,236,811

Shares redeemed	(12,811,268,979)	(11,984,612,501)

	1,396,709,563	1,612,073,893

Capital Shares

Reinvestment of distributions	2,366	2,802

	2,366	2,802

Service Shares
Shares sold	9,819,773	8,990,966

Reinvestment of distributions	1,359	140,947

Shares redeemed	(23,742,453)	(26,931,011)

	(13,921,321)	(17,799,098)

Preferred Shares
Shares sold	222,027,080	272,729,867

Reinvestment of distributions	6,039,751	6,405,232

Shares redeemed	(188,026,277)	(246,723,389)

	40,040,554	32,411,710

Administration Shares
Shares sold	262,776,992	283,397,839

Reinvestment of distributions	5,254,593	6,209,080

Shares redeemed	(291,366,772)	(283,903,711)

	(23,335,187)	5,703,208

Cash Management Shares
Shares sold	97,198,886	122,178,884

Reinvestment of distributions	1,090,204	1,189,689

Shares redeemed	(130,211,809)	(88,475,726)

	(31,922,719)	34,892,847

NET INCREASE IN SHARES	1,366,561,801	1,667,070,374

111

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) November 30, 2025

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Government Fund

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

	Shares	Shares

Class A Shares
Shares sold	6,341,568,377	5,177,644,426

Reinvestment of distributions	205,351,086	170,167,908

Shares redeemed	(4,837,459,304)	(3,579,540,174)

	1,709,460,159	1,768,272,160

Class C Shares
Shares sold	3,220,124	1,697,540

Reinvestment of distributions	146,944	214,120

Shares redeemed	(2,735,432)	(2,475,103)

	631,636	(563,443)

Class D Shares
Shares sold	224,348,443	175,653,273

Reinvestment of distributions	4,037,776	4,774,265

Shares redeemed	(215,846,422)	(175,506,817)

	12,539,797	4,920,721

Institutional Shares
Shares sold	1,820,245,164,239	1,658,674,501,351

Reinvestment of distributions	4,574,314,793	5,371,160,186

Shares redeemed	(1,817,223,801,579)	(1,658,919,093,398)

	7,595,677,453	5,126,568,139

Capital Shares
Shares sold	16,532,280,523	14,037,858,495

Reinvestment of distributions	25,103,435	30,417,784

Shares redeemed	(15,237,548,539)	(14,160,115,567)

	1,319,835,419	(91,839,288)

Service Shares
Shares sold	7,212,738,086	5,583,832,229

Reinvestment of distributions	21,916,608	26,165,438

Shares redeemed	(7,120,082,304)	(5,753,697,632)

	114,572,390	(143,699,965)

Preferred Shares
Shares sold	8,786,118,793	12,127,366,091

Reinvestment of distributions	23,494,812	22,083,645

Shares redeemed	(8,440,614,807)	(12,361,483,772)

	368,998,798	(212,034,036)

Select Shares
Shares sold	2,676,341,242	3,109,381,194

Reinvestment of distributions	33,499,178	41,655,190

Shares redeemed	(2,881,543,561)	(3,369,577,006)

	(171,703,141)	(218,540,622)

Administration Shares
Shares sold	41,760,701,112	43,561,825,529

Reinvestment of distributions	128,604,460	125,010,801

Shares redeemed	(41,440,785,502)	(41,242,731,091)

	448,520,070	2,444,105,239

112

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Government Fund

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

	Shares	Shares

Cash Management Shares
Shares sold	4,230,571,590	3,336,371,978

Reinvestment of distributions	27,523,378	24,789,215

Shares redeemed	(4,077,211,333)	(3,265,169,768)

	180,883,635	95,991,425

Premier Shares
Shares sold	420,371,119	405,822,231

Reinvestment of distributions	3,540,678	4,879,914

Shares redeemed	(425,401,652)	(408,892,817)

	(1,489,855)	1,809,328

Resource Shares
Shares sold	3,431,356	4,939,555

Reinvestment of distributions	351,488	421,205

Shares redeemed	(4,648,788)	(3,446,086)

	(865,944)	1,914,674

Class R6 Shares
Shares sold	972,417,173	993,107,976

Reinvestment of distributions	21,395,922	22,611,977

Shares redeemed	(984,311,325)	(814,402,699)

	9,501,770	201,317,254

Drexel Hamilton Class Shares
Shares sold	158,579,636,838	135,748,179,191

Reinvestment of distributions	87,979,200	89,961,783

Shares redeemed	(158,135,343,939)	(135,102,108,404)

	532,272,099	736,032,570

Loop Class Shares
Shares sold	47,205,899,368	37,927,378,602

Reinvestment of distributions	110,548,275	89,142,673

Shares redeemed	(46,270,960,159)	(37,238,910,651)

	1,045,487,484	777,610,624

Seelaus Class Shares
Shares sold	18,511,810,329	5,619,380,296

Reinvestment of distributions	100,929,073	41,794,482

Shares redeemed	(17,180,837,560)	(3,999,503,297)

	1,431,901,842	1,661,671,481

NET INCREASE IN SHARES	14,596,223,612	12,153,536,261

113

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) November 30, 2025

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Treasury Instruments Fund

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

	Shares	Shares

Class D Shares
Shares sold	145,015,525	99,722,223

Reinvestment of distributions	1,850,356	1,785,104

Shares redeemed	(132,947,246)	(98,034,476)

	13,918,635	3,472,851

Institutional Shares
Shares sold	251,271,816,495	236,924,705,390

Reinvestment of distributions	2,097,090,507	2,360,013,397

Shares redeemed	(247,035,070,532)	(231,956,446,174)

	6,333,836,470	7,328,272,613

Capital Shares
Shares sold	8,077,491,751	7,375,272,512

Reinvestment of distributions	27,143,774	27,046,255

Shares redeemed	(8,374,931,863)	(6,868,021,930)

	(270,296,338)	534,296,837

Service Shares
Shares sold	4,047,382,156	5,806,243,704

Reinvestment of distributions	2,489,576	6,190,523

Shares redeemed	(4,065,630,721)	(4,461,980,036)

	(15,758,989)	1,350,454,191

Preferred Shares
Shares sold	631,045,943	447,691,934

Reinvestment of distributions	3,224,105	3,017,825

Shares redeemed	(588,047,068)	(433,017,868)

	46,222,980	17,691,891

Select Shares
Shares sold	1,873,963,167	1,423,770,747

Reinvestment of distributions	16,231,450	20,853,305

Shares redeemed	(1,215,561,085)	(1,677,779,047)

	674,633,532	(233,154,995)

Administration Shares
Shares sold	12,798,925,230	12,790,943,965

Reinvestment of distributions	59,751,951	63,718,092

Shares redeemed	(12,980,320,195)	(12,535,810,483)

	(121,643,014)	318,851,574

Cash Management Shares
Shares sold	97,892,482	171,795,793

Reinvestment of distributions	1,856,434	1,630,068

Shares redeemed	(97,171,607)	(149,193,335)

	2,577,309	24,232,526

Premier Shares
Shares sold	1,095,535,156	1,896,256,304

Reinvestment of distributions	44	53

Shares redeemed	(1,153,377,922)	(1,367,946,604)

	(57,842,722)	528,309,753

114

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Treasury Instruments Fund

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

	Shares	Shares

Loop Class Shares
Shares sold	325,355,203	88,250,000

Reinvestment of distributions	1,630,741	2,112,986

Shares redeemed	(259,917,164)	(89,233,731)

	67,068,780	1,129,255

Seelaus Class Shares
Shares sold	361,300,000	318,250,000

Reinvestment of distributions	337,209	27,844

Shares redeemed	(361,636,739)	(330,360,561)

	470	(12,082,717)

Token Shares
Shares sold	100,010,000	—

Reinvestment of distributions	182	—

Shares redeemed	(100,000,000)	—

	10,182	—

NET INCREASE IN SHARES	6,672,727,295	9,861,473,779

115

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) November 30, 2025

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Treasury Obligations Fund

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

	Shares	Shares

Institutional Shares
Shares sold	283,320,801,276	235,444,904,789

Reinvestment of distributions	791,205,108	905,031,371

Shares redeemed	(278,770,821,378)	(242,991,956,870)

	5,341,185,006	(6,642,020,710)

Capital Shares
Shares sold	6,380,181,775	6,019,043,023

Reinvestment of distributions	8,455,460	10,763,735

Shares redeemed	(6,373,084,734)	(5,685,482,185)

	15,552,501	344,324,573

Service Shares
Shares sold	4,676,213,347	3,141,927,751

Reinvestment of distributions	5,127,053	5,466,063

Shares redeemed	(4,401,108,008)	(2,954,053,312)

	280,232,392	193,340,502

Preferred Shares
Shares sold	3,182,513,514	2,969,107,699

Reinvestment of distributions	14,917,472	16,664,209

Shares redeemed	(3,156,390,357)	(3,217,875,337)

	41,040,629	(232,103,429)

Select Shares
Shares sold	1,222,098,885	1,067,823,252

Reinvestment of distributions	7,286,499	5,554,512

Shares redeemed	(1,167,969,356)	(940,618,385)

	61,416,028	132,759,379

Administration Shares
Shares sold	15,561,200,862	13,222,800,303

Reinvestment of distributions	24,831,842	25,971,414

Shares redeemed	(15,116,182,256)	(12,628,046,111)

	469,850,448	620,725,606

Cash Management Shares
Shares sold	159,557,209	139,362,851

Reinvestment of distributions	1,042,867	883,403

Shares redeemed	(165,314,601)	(125,533,218)

	(4,714,525)	14,713,036

Premier Shares
Shares sold	86,819,347	102,671,552

Reinvestment of distributions	534,271	703,843

Shares redeemed	(86,225,699)	(102,019,221)

	1,127,919	1,356,174

Resource Shares
Shares sold	118,073,377	132,650,147

Reinvestment of distributions	1,133,004	875,003

Shares redeemed	(115,433,405)	(112,864,998)

	3,772,976	20,660,152

116

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Treasury Obligations Fund

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

	Shares	Shares

NET INCREASE (DECREASE) IN SHARES	6,209,463,374	(5,546,244,717)

117

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) November 30, 2025

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Treasury Solutions Fund

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

	Shares	Shares

Institutional Shares
Shares sold	30,645,330,900	34,812,760,224

Reinvestment of distributions	390,165,602	421,684,181

Shares redeemed	(29,067,449,293)	(36,017,893,110)

	1,968,047,209	(783,448,705)

Capital Shares
Shares sold	1,511,679,966	1,835,906,949

Reinvestment of distributions	7,869,763	8,028,787

Shares redeemed	(1,415,937,914)	(1,851,547,577)

	103,611,815	(7,611,841)

Service Shares
Shares sold	2,743,740,626	3,131,652,097

Reinvestment of distributions	8,905,063	15,211,211

Shares redeemed	(2,863,073,257)	(3,124,410,344)

	(110,427,568)	22,452,964

Preferred Shares
Shares sold	170,110,986	172,410,229

Reinvestment of distributions	1,877,610	2,470,863

Shares redeemed	(180,783,809)	(167,548,919)

	(8,795,213)	7,332,173

Select Shares
Shares sold	5,115,413	12,024,875

Reinvestment of distributions	244,583	186,816

Shares redeemed	(10,783,135)	(5,400,000)

	(5,423,139)	6,811,691

Administration Shares
Shares sold	3,540,689,967	3,809,475,062

Reinvestment of distributions	38,121,147	40,111,981

Shares redeemed	(2,908,310,341)	(3,831,537,091)

	670,500,773	18,049,952

Cash Management Shares
Shares sold	1,180,246,811	1,201,754,691

Reinvestment of distributions	508,356	460,967

Shares redeemed	(1,026,282,997)	(1,103,216,483)

	154,472,170	98,999,175

Premier Shares
Shares sold	431,991,772	411,611,649

Reinvestment of distributions	502,420	725,383

Shares redeemed	(429,413,714)	(376,994,875)

	3,080,478	35,342,157

NET INCREASE (DECREASE) IN SHARES	2,775,066,525	(602,072,434)

118

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Obligations Fund and Goldman Sachs Financial Square Treasury Solutions Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Obligations Fund and Goldman Sachs Financial Square Treasury Solutions Fund (five of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of November 30, 2025, the related statements of operations for the year ended November 30, 2025, the statements of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 23, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

119

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Obligations Fund, and Goldman Sachs Financial Square Treasury Solutions Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee adequately addressed any economies of scale;
(i)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, distribution and other services;

120

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(l)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(m)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees considered the performance of the Funds in light of their respective investment policies and strategies. They considered that, from March 2022 through July 2023, the Federal Reserve implemented a series of interest rate increases in response to inflationary pressures impacting the broader economy, and that, during this period, the Funds’ yields improved as a result. They noted that the Investment Adviser has subsequently been able to reduce the amount of fees waived and/or reimbursed relative to such amounts waived and/or reimbursed during prior periods. The Trustees acknowledged that although the Federal Reserve cut interest

121

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

rates in September through December 2024, rates remain elevated compared to recent norms and the interest rate environment remains uncertain in light of broader economic and political conditions and persistent inflationary concerns. They considered that, since last approval, the Investment Adviser had reimbursed expenses for certain Money Market Funds. The Trustees also considered that each of the Funds had maintained a stable net asset value per share. In light of these considerations, the Trustees believed that the Funds were providing investment performance within a competitive range for investors.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They noted that the Investment Adviser and Goldman Sachs & Co. LLC (“Goldman Sachs”) had reimbursed expenses for certain money market funds. The Trustees also acknowledged the growth of the Money Market Funds in recent periods. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds.

The Trustees noted that the Funds do not have management fee breakpoints. They considered the asset levels in the Funds; the Funds’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. They considered a report prepared by the Outside Data Provider, which surveyed money market funds’ management fee arrangements and use of breakpoints. The Trustees also considered the competitive nature of the money market fund business and the competitiveness of the fees charged to the Funds by the Investment Adviser.

122

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Funds under exemptive orders from the U.S. Securities and Exchange Commission permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs; and (i) reputational benefits associated with the distribution of certain Fund share classes designed to help further diversity, equity, and inclusion initiatives. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

123

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Goldman Sachs Trust – Financial Square Funds - Tax Information (Unaudited)

During the year ended November 30, 2025, 100%, 100%, 100%, 100%, and 100% of the net investment company taxable income distributions paid by the Financial Square Federal Instruments, Financial Square Government, Financial Square Treasury Instruments, Financial Square Treasury Obligations, and Financial Square Treasury Solutions Funds were designated as either interest-related dividends or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

During the fiscal year ended November 30, 2025, the Financial Square Federal Instruments, Financial Square Government, Financial Square Treasury Instruments, Financial Square Treasury Obligations, and Financial Square Treasury Solutions Funds designate 99.14%, 99.34%, 99.20%, 99.26%, and 99.18% of the dividends paid from net investment company taxable income as Section 163(j) Interest Dividends.

127

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. FSQAR-26

Goldman Sachs Funds Annual Financial Statements November 30, 2025 Investor FundsSM Goldman Sachs Investor Money Market Fund Goldman Sachs Investor Tax-Exempt California Money Market Fund Goldman Sachs Investor Tax-Exempt Money Market Fund Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Goldman Sachs Investor Funds

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments November 30, 2025

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations - 13.9%

Albion Capital LLC
$23,634,000	4.059%	12/01/25	$23,634,000
27,041,000	4.208	12/22/25	26,976,011
5,639,000	4.139	02/17/26	5,589,580
5,356,000	4.149	02/17/26	5,309,061
9,098,000	4.149	02/20/26	9,014,862
12,000,000	4.170	02/20/26	11,890,343
Antalis S.A.
17,000,000	4.234	01/06/26	16,929,790
8,791,000	4.458	02/04/26	8,722,747
21,513,000	4.322	02/05/26	21,346,167
24,520,000	4.128	02/12/26	24,319,624
6,860,000	4.156	03/11/26	6,783,397
ANZ New Zealand (Int’l) Limited - London Branch
27,339,000	4.005	05/11/26	26,862,162
ANZ New Zealand International Ltd.
32,335,000	4.189	05/22/26	31,707,773
Atlantic Asset Securitization LLC
30,813,000	4.220	02/06/26	30,813,000
Australia and New Zealand Banking Group Limited
5,142,000	3.939	04/20/26	5,064,813
Banco Santander, S.A.
20,400,000	3.992	05/11/26	20,044,190
Bank of Montreal
59,000,000	4.291	01/21/26	58,648,114
16,236,000	4.108	01/23/26	16,139,910
Bank of New Zealand
15,207,000	4.008	06/10/26	14,893,149
Barclays Bank PLC
10,074,000	4.367	01/05/26	10,032,179
10,000,000	4.061	03/23/26	9,876,178
14,623,000	4.033	05/05/26	14,374,307
Barclays Bank UK PLC
35,136,000	4.023	12/02/25	35,132,076
Barclays PLC
6,011,000	4.190	02/05/26	6,011,000
Barclays US CCP Funding LLC
12,750,000	4.303	02/06/26	12,650,100
Bedford Row Funding Corp.
20,229,000	4.062	03/09/26	20,009,830
BPCE
40,000,000	4.430	06/10/26	39,100,178
Cabot Trail Funding LLC
9,536,000	4.019	04/07/26	9,403,455
12,596,000	4.251	04/22/26	12,593,945
Deaconess Health System, Inc.
1,896,000	4.343	12/04/25	1,895,321
20,000,000	4.203	01/06/26	19,916,800
40,000,000	3.991	02/06/26	39,705,944
Deutsche Bank Aktiengesellschaft - London Branch
30,000,000	4.520	03/13/26	29,628,533
25,000,000	3.950	04/27/26	24,604,665
43,000,000	3.945	05/08/26	42,270,598
34,000,000	4.076	05/13/26	33,393,403
DNB Bank ASA
20,000,000	4.404	02/13/26	19,824,867
Emory University
20,000,000	4.080	01/06/26	20,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations– (continued)

Gotham Funding Corporation
$23,783,000	4.001%	02/06/26	$23,607,719
Hannover Funding Company LLC
18,349,000	4.419	12/03/25	18,344,545
3,468,000	4.272	12/18/25	3,461,171
20,000,000	4.133	01/23/26	19,879,572
Jackson National Life Short Term Funding, LLC
2,500,000	4.239	02/13/26	2,478,397
21,600,000	4.294	02/13/26	21,413,353
9,786,000	4.253	05/06/26	9,611,287
Liberty Street Funding LLC
11,500,000	4.154	01/05/26	11,454,160
10,000,000	4.357	01/06/26	9,957,400
9,525,000	3.966	05/22/26	9,347,972
17,778,000	3.968	05/26/26	17,439,902
LMA-Americas LLC
8,038,000	4.110	03/13/26	7,946,903
8,038,000	4.111	03/16/26	7,944,037
30,517,000	4.149	03/16/26	30,160,264
7,829,000	4.054	03/17/26	7,736,792
7,826,000	4.111	03/18/26	7,732,958
10,079,000	4.119	03/20/26	9,957,542
Manhattan Asset Funding Company LLC
24,718,000	4.426	01/26/26	24,551,511
Mont Blanc Capital Corporation
13,820,000	4.177	02/17/26	13,698,730
33,139,000	4.035	03/16/26	32,755,278
Multicare Health System
30,000,000	4.083	02/19/26	29,730,667
National Bank of Canada
25,000,000	4.189	05/26/26	24,503,778
National Bank of Kuwait S.A.K.P - New York Branch
4,500,000	4.208	01/15/26	4,476,600
8,904,000	4.159	02/11/26	8,830,987
Natwest Markets PLC
21,501,000	4.018	06/23/26	21,025,828
Nieuw Amsterdam Receivables Corporation
12,853,000	4.375	01/16/26	12,784,269
Novant Health, Inc.
20,610,000	4.331	12/03/25	20,605,099
Paradelle Funding LLC
14,911,000	4.320	01/16/26	14,911,000
15,000,000	4.425	02/13/26	14,868,033
11,800,000	4.381	04/08/26	11,622,108
17,067,000	4.300	04/21/26	16,791,596
15,098,000	4.310	04/28/26	14,841,653
6,898,000	4.387	05/27/26	6,755,556
Podium Funding Trust
20,000,000	4.447	12/10/25	19,978,250
50,000,000	4.113	01/15/26	49,746,250
15,000,000	4.009	04/01/26	14,801,102
15,191,000	4.041	04/01/26	14,989,569
9,437,000	4.400	04/23/26	9,277,310
16,790,000	4.154	05/07/26	16,494,179
19,263,000	4.027	06/04/26	18,875,947
Ridgefield Funding Company, LLC
8,997,000	4.395	02/03/26	8,928,543
17,723,000	4.131	03/23/26	17,502,998

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations– (continued)

Royal Bank of Canada
$16,113,000	4.210%		01/26/26	$16,113,000
36,060,000	4.210		01/30/26	36,060,000
Sheffield Receivables Company LLC
16,161,000	4.217		12/16/25	16,132,920
10,000,000	4.059		03/31/26	9,866,667
Societe Generale
29,689,000	4.224		06/01/26	29,075,114
Starbird Funding Corp.
1,137,000	4.220		12/01/25	1,137,000
Starbird Funding Corporation
8,750,000	4.268		02/02/26	8,685,994
Sumitomo Mitsui Trust Bank, Limited - Singapore Branch
23,185,000	4.418		02/02/26	23,009,721
Sutter Health
4,087,000	4.348		12/11/25	4,082,130
Svenska Handelsbanken AB
51,000,000	4.176		03/03/26	50,466,937
The Charlotte-Mecklenburg Hospital Authority
25,000,000	4.096		01/13/26	24,878,465
Totalenergies Capital
37,159,000	4.042		01/16/26	36,969,076

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$1,683,409,911

Certificate of Deposit - 10.3%

Banco Santander SA (SOFR + 0.190%)
42,760,000	4.200	(a)	03/04/26	42,760,000
Banco Santander, S.A.-New York Branch
10,052,000	4.280		02/19/26	10,052,000
23,383,000	4.030		03/06/26	23,383,000
19,949,000	4.080		03/09/26	19,949,000
26,500,000	4.420		05/27/26	26,500,000
17,787,000	4.400		06/02/26	17,787,000
Banco Santander, S.A.-New York Branch (SOFR + 0.320%)
21,514,000	4.330	(a)	08/24/26	21,514,000
Banco Santander, S.A.-New York Branch (SOFR + 0.370%)
17,169,000	4.378	(a)	05/26/26	17,176,882
Banco Santander, S.A.-New York Branch (SOFR + 0.400%)
17,323,000	4.410	(a)	12/22/26	17,323,000
Bank of America, National Association
5,000,000	4.380		07/09/26	5,000,000
5,974,000	4.350		07/24/26	5,974,000
Bank of Montreal - Chicago Branch
25,700,000	4.540		12/17/25	25,700,000
Bank of Montreal - Chicago Branch (SOFR + 0.400%)
7,000,000	4.450	(a)	09/08/26	7,000,000
Barclays Bank PLC - New York Branch (SOFR + 0.340%)
46,656,000	4.350	(a)	12/31/25	46,656,000
Barclays Bank PLC - New York Branch (SOFR + 0.370%)
24,000,000	4.380	(a)	09/25/26	24,000,000
19,178,000	4.380	(a)	10/21/26	19,178,000
7,084,000	4.380	(a)	10/22/26	7,084,000
Barclays Bank PLC - New York Branch (SOFR + 0.400%)
10,000,000	4.410	(a)	05/08/26	10,000,000
Barclays PLC (SOFR + 0.250%)
4,512,000	4.260	(a)	05/05/26	4,512,000
Canadian Imperial Bank of Commerce
16,252,000	4.400		02/09/26	16,252,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Certificate of Deposit– (continued)

Credit Industriel ET Commercial - New York Branch
$25,000,000	4.440%		05/12/26	$25,000,000
Deutsche Bank AG - New York Branch (SOFR + 0.370%)
6,761,000	4.387	(a)	02/11/26	6,761,000
Deutsche Bank AG - New York Branch (SOFR + 0.400%)
22,332,000	4.424	(a)	10/27/26	22,332,000
Deutsche Bank AG - New York Branch (SOFR + 0.410%)
15,500,000	4.443	(a)	01/08/26	15,500,000
Deutsche Bank Aktiengesellschaft
13,600,000	4.440		08/03/26	13,600,000
HSBC Bank USA, National Association (SOFR + 0.320%)
2,250,000	4.368	(a)	02/13/26	2,250,552
Korea Development Bank (The) - New York Branch
66,386,000	4.310		02/10/26	66,386,000
Lloyds Bank Corporate Markets PLC/New York NY
16,276,000	4.330		05/26/26	16,276,000
Lloyds Bank Corporate Markets PLC/New York NY (SOFR + 0.350%)
5,537,000	4.360	(a)	11/05/26	5,537,000
Mitsubishi UFJ Trust and Banking Corporation - London Branch
19,000,000	4.130		02/24/26	18,817,920
17,000,000	4.130		02/25/26	16,835,169
Mitsubishi UFJ Trust and Banking Corporation - New York Branch (SOFR + 0.170%)
14,590,000	4.180	(a)	02/10/26	14,590,000
Mizuho Bank Ltd. (SOFR + 0.190%)
90,914,000	4.200	(a)	03/17/26	90,914,000
Mizuho Bank, Ltd.-London Branch
14,000,000	4.096		02/27/26	13,863,140
Mizuho Bank, Ltd.-New York Branch
59,030,000	4.200		08/20/26	59,030,000
Mizuho Bank, Ltd.-New York Branch (SOFR + 0.400%)
10,995,000	4.410	(a)	10/14/26	10,995,000
National Bank of Kuwait S.A.K.P - New York Branch
30,000,000	4.470		12/02/25	30,000,008
21,000,000	4.490		12/11/25	21,000,000
40,051,000	4.160		03/17/26	40,052,163
National Bank of Kuwait S.A.K.P - New York Branch (SOFR + 0.300%)
24,891,000	4.350	(a)	01/16/26	24,891,349
Natixis-New York Branch (SOFR + 0.330%)
23,320,000	4.379	(a)	02/12/26	23,325,996
Nordea Bank ABP-New York Branch
44,959,000	4.280		07/08/26	44,959,000
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.150%)
60,652,000	4.160	(a)	01/16/26	60,651,975
Sumitomo Mitsui Banking Corporation - New York Branch (SOFR + 0.250%)
3,686,000	4.299	(a)	12/05/25	3,686,061
Sumitomo Mitsui Banking Corporation - New York Branch (SOFR + 0.350%)
16,836,000	4.400	(a)	12/04/25	16,836,337
Sumitomo Mitsui Trust Bank, Limited - London Branch
40,000,000	4.110		01/13/26	39,805,762
26,000,000	4.050		02/17/26	25,774,964
28,000,000	4.050		02/18/26	27,754,574
Svenska Handelsbanken AB-New York Branch (SOFR + 0.250%)
10,577,000	4.260	(a)	03/03/26	10,577,000

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Certificate of Deposit– (continued)

Svenska Handelsbanken AB-New York Branch (SOFR + 0.290%)
$9,483,000	4.299	%(a)	01/21/26	$9,484,845
Toronto-Dominion Bank (The) - New York Branch
27,090,000	4.580		12/17/25	27,090,000
20,000,000	4.230		04/21/26	20,000,000
Toronto-Dominion Bank (The) - New York Branch (SOFR + 0.350%)
8,089,000	4.360	(a)	12/05/25	8,089,190
Toronto-Dominion Bank (The) - New York Branch (SOFR + 0.450%)
21,946,000	4.460	(a)	04/23/26	21,946,000
Wells Fargo Bank, National Association (SOFR + 0.270%)
30,958,000	4.320	(a)	03/03/26	30,958,000

TOTAL CERTIFICATE OF DEPOSIT				$1,253,371,887

Medium Term Notes - 2.3%

Bank of America, National Association
4,000,000	4.287		08/18/26	4,032,996
Banque Federative Du Credit Mutuel
13,134,000	4.170	(b)	01/26/26	13,148,078
1,055,000	4.390	(b)	01/26/26	1,056,131
1,620,000	4.455	(b)	01/26/26	1,621,736
301,000	4.563	(b)	01/26/26	301,323
7,037,000	4.037	(b)	07/13/26	7,110,204
2,660,000	4.066	(b)	07/13/26	2,687,671
1,335,000	4.085	(b)	07/13/26	1,348,888
4,180,000	4.318	(b)	07/13/26	4,223,484
2,235,000	4.360	(b)	07/13/26	2,258,250
515,000	4.364	(b)	07/13/26	520,357
4,602,000	4.039	(b)	10/04/26	4,509,777
2,530,000	4.063	(b)	10/04/26	2,479,299
2,110,000	4.078	(b)	10/04/26	2,067,716
BPCE
1,048,000	4.227	(b)	01/20/26	1,043,125
250,000	4.300	(b)	01/20/26	248,837
1,670,000	4.452	(b)	01/20/26	1,662,232
5,014,000	4.542	(b)	01/20/26	4,990,677
251,000	4.577	(b)	01/20/26	249,832
290,000	4.615	(b)	01/20/26	288,651
991,000	4.620	(b)	01/20/26	986,390
2,981,000	4.382	(b)	01/26/26	2,983,750
10,000,000	4.494	(b)	01/26/26	10,009,224
7,404,000	4.502	(b)	01/26/26	7,410,830
3,636,000	4.007		12/02/26	3,613,673
Citibank, National Association
11,694,000	4.382		04/30/26	11,733,216
686,000	4.407		04/30/26	688,300
995,000	4.423		04/30/26	998,337
297,000	4.433		04/30/26	297,996
3,022,000	4.438		04/30/26	3,032,134
1,284,000	4.463		04/30/26	1,288,306
658,000	4.531		04/30/26	660,207
1,255,000	4.551		04/30/26	1,259,209
1,210,000	4.562		04/30/26	1,214,058
8,671,000	4.574		04/30/26	8,700,079
4,000,000	4.403		08/06/26	4,013,212
Cooeperatieve Rabobank U.A. (SOFRINDX + 0.710%)
605,000	4.715	(a)	01/09/26	605,356
Cooeperatieve Rabobank U.A. (SOFRINDX + 0.900%)
2,023,000	4.881	(a)	10/05/26	2,032,418

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Medium Term Notes– (continued)

Cooeperatieve Rabobank U.A.-New York Branch
$1,015,000	4.560%		01/09/26	$1,015,305
Credit Agricole S.A.
364,000	4.323	(b)	07/05/26	366,537
9,894,000	4.377	(b)	07/05/26	9,962,959
Deutsche Bank AG - New York Branch
7,634,000	4.148		03/19/26	7,576,661
3,993,000	4.501		03/19/26	3,963,008
Macquarie Bank Limited (SOFR + 1.240%)
5,000,000	5.210	(a)(b)	06/15/26	5,023,155
Morgan Stanley Bank, National Association
2,559,000	4.188		04/21/26	2,561,969
17,027,000	4.375		04/21/26	17,046,752
3,500,000	4.384		04/21/26	3,504,060
429,000	4.408		04/21/26	429,498
1,697,000	4.426		04/21/26	1,698,969
3,200,000	4.432		04/21/26	3,203,712
380,000	4.435		04/21/26	380,441
757,000	4.436		04/21/26	757,878
1,015,000	4.440		04/21/26	1,016,177
3,352,000	4.465		04/21/26	3,355,888
1,000,000	4.478		04/21/26	1,001,160
395,000	4.493		04/21/26	395,458
1,928,000	4.497		04/21/26	1,930,237
1,050,000	4.522		04/21/26	1,051,218
National Securities Clearing Corporation
1,250,000	4.486	(b)	12/07/25	1,249,248
Nationwide Building Society
2,285,000	4.018	(b)	10/13/26	2,236,594
Royal Bank of Canada
14,313,000	4.269		01/12/26	14,321,914
14,600,000	4.369		01/12/26	14,609,093
14,000,000	4.119		01/20/26	13,939,193
Sumitomo Mitsui Trust Bank, Limited
241,000	4.438	(b)	03/09/26	241,759
12,000,000	4.451		03/09/26	12,037,793
379,000	4.476	(b)	03/09/26	380,194
1,024,000	4.434	(b)	03/25/26	1,014,969
Svenska Handelsbanken AB
2,475,000	4.251	(b)	06/15/26	2,487,637
925,000	4.282	(b)	06/15/26	929,723
480,000	4.368	(b)	06/15/26	482,451
Swedbank AB
764,000	4.046	(b)	06/15/26	769,737
UBS AG - London Branch
6,250,000	4.051		06/01/26	6,158,560
6,049,000	4.417		06/01/26	5,960,501
2,090,000	4.462		06/01/26	2,059,422
Wells Fargo Bank, National Association
1,384,000	4.544		01/15/26	1,384,443
10,000,000	4.262		08/07/26	10,075,741
Westpac Banking Corp.
154,000	2.850		05/13/26	152,992
4,211,000	4.302		06/03/26	4,146,062

TOTAL MEDIUM TERM NOTES				$278,255,027

Time Deposits - 3.7%

Credit Agricole Corporate and Investment Bank - New York Branch
95,000,000	3.890		12/01/25	95,000,000

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Time Deposits– (continued)

National Bank of Canada
$28,530,000	3.950%		12/01/25	$28,530,000
Royal Bank of Canada
330,000,000	4.110		12/01/25	330,000,000

TOTAL TIME DEPOSITS				$453,530,000

U.S. Government Agency Obligations - 8.3%

Federal Farm Credit Banks Funding Corp.
9,754,000	4.004		12/23/25	9,730,634
6,753,000	3.918		01/29/26	6,710,833
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.03%)
5,002,000	4.468	(a)	04/17/26	5,002,407
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.04%)
3,857,000	3.960	(a)	06/12/26	3,857,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.06%)
5,576,000	3.940	(a)	03/24/26	5,576,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.09%)
5,510,000	4.140	(a)	02/09/26	5,510,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.11%)
3,605,000	4.155	(a)	03/18/26	3,605,073
Federal Farm Credit Banks Funding Corp. (SOFR + 0.12%)
4,845,000	4.170	(a)	07/15/26	4,845,000
Federal Home Loan Bank
17,865,000	3.995		12/16/25	17,835,895
11,084,000	4.004		12/23/25	11,057,448
2,195,000	4.146		12/26/25	2,188,822
4,337,000	4.161		12/26/25	4,324,794
10,296,000	4.224		12/26/25	10,267,022
6,351,000	4.234		12/26/25	6,333,125
123,000	4.144		12/30/25	122,601
370,000	4.145		12/31/25	368,757
494,000	4.129		01/02/26	492,232
100,000	4.154		01/02/26	99,642
124,000	4.179		01/02/26	123,556
618,000	4.150		01/05/26	615,577
124,000	4.155		01/05/26	123,514
741,000	4.156		01/05/26	738,095
4,475,000	3.958		01/06/26	4,457,704
2,825,000	4.141		01/08/26	2,813,013
67,253,000	4.134		01/15/26	66,915,894
100,000	3.931		01/22/26	99,448
14,856,000	3.941		01/28/26	14,764,330
26,337,000	3.913		01/29/26	26,170,192
2,701,000	3.916		01/29/26	2,683,893
2,485,000	3.958		01/29/26	2,469,261
5,499,000	4.060		01/29/26	5,464,172
8,546,000	4.116		01/29/26	8,491,873
2,137,000	4.122		01/29/26	2,123,465
13,614,000	3.914		01/30/26	13,527,605
6,753,000	3.917		01/30/26	6,710,145
8,103,000	3.918		01/30/26	8,051,578
3,391,000	3.896		02/03/26	3,367,885
5,402,000	3.908		02/03/26	5,365,177
2,457,000	4.074		02/03/26	2,440,252
3,215,000	3.907		02/05/26	3,192,514
2,654,000	4.037		02/27/26	2,628,666
3,317,000	4.038		03/02/26	3,284,258
6,369,000	3.763		06/11/26	6,245,696

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations– (continued)

Federal Home Loan Bank (SOFR + 0.09%)
$18,450,000	4.135	%(a)	01/02/26	$18,450,000
1,955,000	4.140	(a)	02/02/26	1,955,000
Federal Home Loan Bank (SOFR + 0.170%)
100,000,000	4.220	(a)	11/05/27	100,000,000
Federal Home Loan Bank (SOFR + 0.175%)
100,000,000	4.225	(a)	10/21/27	100,000,000
Federal Home Loan Bank (SOFR + 0.180%)
150,000,000	4.230	(a)	09/29/27	150,000,000
150,000,000	4.230	(a)	10/06/27	150,000,000
57,000,000	4.230	(a)	10/08/27	57,000,000
93,000,000	4.230	(a)	10/14/27	93,000,000
Federal Home Loan Mortgage Corp.
859,000	3.888		01/20/26	854,407
106,000	3.942		01/21/26	105,422
59,000	3.901		01/22/26	58,672
Federal National Mortgage Association (SOFR + 0.12%)
12,591,000	4.170	(a)	07/29/26	12,591,000
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
2,400,000	4.180	(a)	09/15/26	2,400,000
2,961,540	4.180	(a)	06/20/28	2,961,540
5,282,455	4.180	(a)	11/15/28	5,282,455
8,305,555	4.180	(a)	08/15/31	8,305,555
5,133,205	4.100	(a)	06/15/34	5,133,205

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$998,892,304

U.S. Treasury Obligations - 11.6%

United States Treasury Bills
1,482,500	3.963		12/23/25	1,478,973
8,663,400	3.973		12/23/25	8,642,786
2,656,500	3.962		12/26/25	2,649,001
87,586,500	4.304		12/26/25	87,339,269
7,477,200	3.966	(c)	12/30/25	7,454,519
99,700	3.904		01/02/26	99,358
548,500	3.911		01/02/26	546,621
1,698,400	3.921		01/02/26	1,692,581
5,302,700	3.926		01/02/26	5,284,533
6,352,400	3.927		01/02/26	6,330,637
917,800	3.931		01/02/26	914,656
465,000	3.932		01/02/26	463,407
598,300	3.905		01/08/26	595,875
1,695,300	3.910		01/08/26	1,688,428
598,300	3.916		01/08/26	595,875
2,713,400	3.912		01/20/26	2,698,925
1,972,300	3.922		01/20/26	1,961,779
849,000	3.927		01/20/26	844,471
5,474,200	3.886	(c)	01/27/26	5,441,667
5,997,800	3.906	(c)	01/27/26	5,962,155
2,543,000	3.885		02/05/26	2,525,304
278,100	3.888		02/05/26	276,165
166,900	3.890		02/05/26	165,739
2,280,700	3.833		02/26/26	2,260,059
14,876,700	3.793		03/03/26	14,734,481
399,000	3.860		03/03/26	395,186
20,376,200	3.865		03/03/26	20,181,407
6,194,800	3.870		03/03/26	6,135,579
2,182,800	3.970		03/05/26	2,160,801
9,958,800	3.975		03/05/26	9,858,430

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$56,665,400	3.981%		03/05/26	$56,094,295
3,973,200	3.984		03/05/26	3,933,156
3,377,300	3.992		03/05/26	3,343,262
32,562,400	4.007		03/05/26	32,234,218
14,246,100	4.013		03/05/26	14,102,520
15,745,500	3.823		03/10/26	15,584,100
4,844,500	3.829		03/10/26	4,794,841
378,500	3.834		03/10/26	374,620
1,893,100	3.839		03/10/26	1,873,695
574,600	3.849		03/17/26	568,225
6,022,300	3.871		03/17/26	5,955,480
6,639,900	3.824		03/24/26	6,561,970
6,595,100	3.829		03/24/26	6,517,696
238,800	3.833		03/24/26	235,997
2,408,100	3.834		03/24/26	2,379,837
525,000	3.838		03/24/26	518,838
7,221,000	3.839		03/24/26	7,136,250
14,495,600	3.850		03/24/26	14,325,470
6,443,000	3.839		03/26/26	6,366,445
1,900,500	3.859		03/26/26	1,877,918
286,000	3.808	(c)	03/31/26	282,474
322,900	3.819	(c)	03/31/26	318,919
4,973,000	3.829	(c)	03/31/26	4,911,689
858,000	3.834	(c)	03/31/26	847,422
286,000	3.839	(c)	03/31/26	282,474
1,755,400	3.812		04/02/26	1,733,449
2,351,000	3.752		04/09/26	2,319,923
2,307,400	3.803		04/09/26	2,276,899
740,900	3.816		04/09/26	731,106
1,111,300	3.823		04/09/26	1,096,610
351,700	3.828		04/09/26	347,051
3,628,400	3.833		04/09/26	3,580,438
926,100	3.838		04/09/26	913,858
335,900	3.755		04/16/26	331,228
7,259,200	3.766		04/16/26	7,158,234
9,157,100	3.788		04/16/26	9,029,737
4,191,700	3.789		04/16/26	4,133,399
121,494,700	3.807		04/16/26	119,804,872
621,700	3.753		04/23/26	612,664
2,015,100	3.780		04/23/26	1,985,812
12,090,700	3.781		04/23/26	11,914,972
206,900	3.812		05/14/26	203,413
3,512,200	3.821		05/14/26	3,453,009
4,173,700	3.812		05/21/26	4,100,415
2,038,800	3.833		05/21/26	2,003,001
664,300	3.753	(c)	05/28/26	652,300
2,768,000	3.775		05/28/26	2,717,997
401,200	3.780		05/28/26	393,953
334,400	3.791		05/28/26	328,359
2,573,700	3.946		08/06/26	2,507,156
1,203,600	3.957		08/06/26	1,172,481
38,032,200	3.635		11/27/26	36,712,631
United States Treasury Floating Rate Note
269,000	3.805		03/31/26	269,361
4,819,000	4.025		03/31/26	4,825,473
413,800	4.039		03/31/26	414,356
3,214,300	4.198		03/31/26	3,218,617
9,183,500	3.863		04/30/26	9,216,729
11,995,400	3.894		04/30/26	12,038,803

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$81,558,400	3.940%	04/30/26	$80,503,602
10,212,400	3.955	04/30/26	10,080,323
12,254,800	3.960	04/30/26	12,299,142
10,475,000	3.966	04/30/26	10,512,902
2,114,800	4.000	04/30/26	2,087,449
1,837,100	4.034	04/30/26	1,843,747
1,339,400	4.036	04/30/26	1,322,077
2,259,900	4.038	04/30/26	2,230,673
2,704,100	4.040	04/30/26	2,669,128
1,542,300	4.060	04/30/26	1,522,353
3,754,700	4.061	04/30/26	3,706,140
1,072,800	4.066	04/30/26	1,058,925
1,542,300	4.068	04/30/26	1,547,881
1,609,200	4.070	04/30/26	1,588,388
1,026,100	4.071	04/30/26	1,012,829
2,145,600	4.077	04/30/26	2,153,363
1,026,100	4.081	04/30/26	1,012,829
2,145,600	4.101	04/30/26	2,153,363
7,531,600	4.108	04/30/26	7,558,852
5,580,000	4.146	04/30/26	5,507,834
4,546,800	4.150	04/30/26	4,487,996
3,547,600	4.156	04/30/26	3,501,719
952,700	4.163	04/30/26	956,147
2,948,400	4.190	04/30/26	2,910,268
753,100	4.204	04/30/26	743,360
2,819,800	3.982	05/31/26	2,831,738
3,292,300	3.996	05/31/26	3,306,239
438,300	4.003	05/31/26	440,156
896,100	4.012	05/31/26	899,894
1,792,200	4.014	05/31/26	1,799,788
511,700	4.054	05/31/26	513,866
1,193,300	3.734	06/30/26	1,198,104
1,884,200	3.743	06/30/26	1,891,785
1,846,200	3.748	06/30/26	1,813,565
4,376,600	3.752	06/30/26	4,394,219
3,282,400	3.754	06/30/26	3,224,377
5,948,100	3.755	06/30/26	5,972,045
2,188,300	3.756	06/30/26	2,197,109
2,356,400	3.807	06/30/26	2,365,886
1,950,300	3.889	06/30/26	1,915,825
2,188,300	3.914	06/30/26	2,149,617
15,669,200	3.994	06/30/26	15,392,216
2,259,500	4.004	06/30/26	2,219,559
1,506,300	4.006	06/30/26	1,479,673
10,128,500	4.010	06/30/26	9,949,459
4,349,100	4.015	06/30/26	4,300,665
1,506,300	4.034	06/30/26	1,479,673
1,506,300	4.045	06/30/26	1,479,673
4,030,500	4.099	06/30/26	3,959,253
10,128,500	4.155	06/30/26	9,949,459
10,587,700	4.159	06/30/26	10,630,323
5,287,600	4.197	06/30/26	5,194,131
1,313,500	3.660	07/31/26	1,317,906
2,188,300	3.714	07/31/26	2,195,641
3,637,400	3.719	07/31/26	3,559,127
5,007,600	3.728	07/31/26	5,024,398
1,313,400	3.846	07/31/26	1,317,806
977,900	3.898	07/31/26	956,857
428,800	3.900	07/31/26	419,573

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$8,491,700	3.909%		07/31/26	$8,308,967
3,282,500	3.912		07/31/26	3,293,511
1,516,800	3.939		07/31/26	1,496,505
1,317,300	3.942		07/31/26	1,288,953
1,653,300	3.953		07/31/26	1,658,846
147,200	3.959	(a)	07/31/26	147,182
1,249,300	3.964	(a)	07/31/26	1,249,146
967,400	3.965		07/31/26	970,645
3,282,500	3.968		07/31/26	3,211,864
6,564,900	3.973		07/31/26	6,586,923
5,470,800	3.985		07/31/26	5,353,074
476,200	3.989		07/31/26	469,828
714,200	3.990		07/31/26	698,831
10,889,800	4.006		07/31/26	10,655,462
6,583,200	4.111		07/31/26	6,441,536
82,300	3.685		08/31/26	82,229
159,800	3.716		08/31/26	156,161
93,600	3.731		08/31/26	91,469
1,094,200	3.733		08/31/26	1,093,254
426,900	3.744		08/31/26	426,531
209,500	3.765		08/31/26	204,730
3,282,400	3.805		08/31/26	3,279,562
4,376,600	3.817		08/31/26	4,372,816
4,347,900	3.844		08/31/26	4,248,899
9,914,200	3.867		08/31/26	9,688,456
5,338,400	3.868		08/31/26	5,333,785
5,952,100	3.895		08/31/26	5,816,572
2,724,900	3.904		08/31/26	2,722,544
1,601,000	3.910		08/31/26	1,564,546
3,263,900	3.924		08/31/26	3,261,078
7,142,400	3.934		08/31/26	6,979,769
3,584,700	3.977		08/31/26	3,581,601
270,600	3.568		09/30/26	264,197
653,500	3.655		09/30/26	638,037
1,470,400	3.663		09/30/26	1,435,608
127,600	3.673		09/30/26	124,581
2,095,900	3.677		09/30/26	2,046,308
632,800	3.681		09/30/26	631,448
193,400	3.689		09/30/26	188,824
1,554,000	3.691		09/30/26	1,528,076
725,900	3.697		09/30/26	724,350
173,900	3.699		09/30/26	173,529
1,247,300	3.705		09/30/26	1,244,636
2,188,300	3.710		09/30/26	2,183,626
132,400	3.719		09/30/26	132,117
499,300	3.733		09/30/26	487,486
198,600	3.790		09/30/26	193,901
764,300	3.803		09/30/26	746,215
320,900	3.817		09/30/26	313,307
1,527,500	3.846		09/30/26	1,491,357
2,287,900	3.847		09/30/26	2,233,765
15,241,500	3.862		09/30/26	14,950,545
58,513,600	3.981	(a)	10/31/26	58,543,156
7,143,400	3.985	(a)	10/31/26	7,147,008
2,958,300	3.939	(a)	07/31/27	2,956,475
205,455,900	3.942	(a)	07/31/27	205,329,144
9,112,300	4.022	(a)	10/31/27	9,112,300

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.245%)
$68,243,000	4.025	%(a)	01/31/26	$68,243,000

TOTAL U.S. TREASURY OBLIGATIONS				$1,415,507,950

Variable Rate Municipal Debt Obligations - 6.0%

Banner Health
42,000,000	4.030	(d)	01/01/56	42,000,000
Colorado Housing and Finance Authority
10,390,000	4.000	(d)	05/01/44	10,390,000
15,900,000	4.000	(d)	05/01/53	15,900,000
11,320,000	4.000	(d)	05/01/55	11,320,000
43,425,000	4.000	(d)	11/01/55	43,425,000
Illinois Finance Authority RBThe University of Chicago Series 2025A
33,500,000	4.000	(d)	04/01/55	33,500,000
Kimberly-Clark Corporation
38,000,000	4.000	(b)	08/01/45	38,000,000
Maine State Housing Authority
18,510,000	4.000	(d)	11/15/52	18,510,000
Massachusetts Housing Finance Agency Housing Bonds 2025 Series A
15,000,000	4.050	(d)	12/01/64	15,000,000
Michigan State Housing Development Authority Single-Family
Mortgage RB Social Bonds 2024 Series C
43,000,000	4.000	(d)	06/01/54	43,000,000
Minnesota State Housing Finance Agency
34,000,000	4.000	(d)	07/01/55	34,000,000
New York State Housing Finance Agency
12,765,000	4.000	(d)	11/01/45	12,765,000
Nuveen Credit Strategies Income Fund
31,000,000	4.080	(a)(b)	07/01/32	31,000,000
15,000,000	4.110	(a)(b)	08/01/37	15,000,000
Nuveen Preferred & Income Opportunities Fund
35,000,000	4.080	(a)(b)	07/01/32	35,000,000
Regents of The University of California (The)
52,875,000	4.050	(d)	07/01/41	52,875,000
SSM Health Care Corporation
69,285,000	4.020	(d)	06/01/53	69,285,000
45,750,000	4.030	(d)	06/01/53	45,750,000
State of New York Mortgage Agency
25,000,000	4.000	(d)	10/01/53	25,000,000
State of Texas
21,800,000	4.130	(d)	12/01/54	21,800,000
University of Chicago (The)
84,900,000	4.000	(d)	10/01/42	84,900,000
Utah Housing Corporation Single Family Mortgage Bonds 2025 Series
G (Variable Rate)(Federally Taxable)
30,000,000	4.000	(d)	07/01/55	30,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$728,420,000

Variable Rate Obligations - 8.9%

Bank of Montreal
23,345,000	4.300		05/26/26	23,345,000
Bedford Row Funding Corp.
25,000,000	4.220		01/26/26	25,000,000
Chariot Funding LLC
50,000,000	4.270		04/28/26	50,000,000
Collateralized Commercial Paper V Co., LLC
3,000,000	4.330		03/06/26	3,000,000
13,469,000	4.320		04/20/26	13,469,000

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations– (continued)

$9,738,000	4.350%	04/20/26	$9,738,000
15,000,000	4.310	04/24/26	15,000,000
Ing (U.S.) Funding LLC
3,831,000	4.210	12/02/25	3,831,004
27,995,000	4.260	12/23/25	27,995,000
20,000,000	4.350	12/24/25	20,000,000
25,948,000	4.190	02/17/26	25,948,000
32,155,000	4.279	02/20/26	32,157,825
Liberty Street Funding LLC
10,144,000	4.220	01/13/26	10,144,000
26,210,000	4.220	01/29/26	26,210,000
18,380,000	4.220	01/30/26	18,380,000
17,397,000	4.220	02/13/26	17,397,000
17,397,000	4.220	02/17/26	17,397,000
National Australia Bank Limited
10,123,000	4.259	01/20/26	10,123,954
National Bank of Canada
15,576,000	4.430	12/01/26	15,576,000
Nordea Bank ABP
20,000,000	4.300	03/16/26	19,999,574
Old Line Funding, LLC
36,000,000	4.200	02/04/26	36,000,000
Paradelle Funding LLC
31,000,000	4.430	01/02/26	31,000,000
9,892,000	4.340	03/03/26	9,892,000
6,298,000	4.321	06/18/26	6,297,049
10,000,000	4.390	07/30/26	10,000,000
Park Avenue Collateralized Notes Co., LLC
19,000,000	4.330	04/24/26	19,000,000
70,980,000	4.350	06/03/26	70,980,000
Podium Funding Trust
10,829,000	4.220	02/10/26	10,828,979
19,000,000	4.310	02/12/26	19,000,000
14,695,000	4.280	04/16/26	14,695,000
17,259,000	4.270	04/22/26	17,259,000
Ridgefield Funding Company, LLC
46,513,000	4.230	02/13/26	46,513,000
Sumitomo Mitsui Banking Corporation
55,000,000	4.360	07/17/26	55,000,000
Swedbank AB
20,000,000	4.250	03/04/26	19,999,463
Thunder Bay Funding, LLC
32,000,000	4.209	12/22/25	32,001,278
5,000,000	4.200	02/04/26	5,000,000
59,229,000	4.230	03/19/26	59,229,000
Toronto-Dominion Bank (The)
33,000,000	4.170	01/15/26	33,000,000
UBS AG - London Branch
38,000,000	4.386	09/30/26	38,000,000
Versailles Commercial Paper LLC
35,527,000	4.260	01/02/26	35,527,000
19,779,000	4.260	01/09/26	19,779,000
36,837,000	4.270	02/09/26	36,837,000
36,531,000	4.270	03/02/26	36,531,000
45,000,000	4.270	03/06/26	45,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$1,092,080,126

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$7,903,467,205

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(e) - 34.1%

Bank of America, National Association
$40,000,000	3.900%	03/31/26	$40,000,000
Maturity Value: $41,547,000
Settlement Date: 04/08/25
Collateralized by Federal National Mortgage Association, 2.000%, due 11/01/50. The market value of the collateral, including accrued interest, was $41,200,000.

BNP Paribas
150,000,000	4.130	12/01/25	$150,000,000
Maturity Value: $150,051,625
Settlement Date: 11/28/25

Collateralized by mortgage-backed obligations, 2.627% to 15.572%, due 01/15/32 to 05/25/70, various asset-backed obligation, 5.014%, due 04/20/38 and various corporate security issuers, 1.125% to 8.400%, due 12/01/25 to 05/26/84. The aggregate market value of the collateral, including accrued interest, was $165,159,072.

25,000,000	4.050	12/10/25	$25,000,000
Maturity Value: $26,690,312
Settlement Date: 04/18/24

Collateralized by mortgage-backed obligation, 4.300%, due 10/10/46, various asset-backed obligations, 0.000% to 10.984%, due 07/23/31 to 11/21/47 and various corporate security issuers, 1.500% to 15.000%, due 12/14/25 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $27,156,399.

BofA Securities, Inc.
150,000,000	4.330	01/07/26	$150,000,000
Maturity Value: $151,371,167
Settlement Date: 10/23/25
Collateralized by various corporate security issuers, 0.000% to 5.042%, due 12/01/25 to 02/01/34. The aggregate market value of the collateral, including accrued interest, was $153,424,322.

Fixed Income Clearing Corporation / Morgan Stanley & Co. LLC
500,000,000	4.090	12/01/25	$500,000,000
Maturity Value: $500,170,417
Settlement Date: 11/28/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.500%, due 03/01/31 to 12/01/55, Federal National Mortgage Association, 1.500% to 7.500%, due 06/01/27 to 09/01/63 and U.S. Treasury Notes, 2.875% to 4.250%, due 04/30/29 to 08/15/35. The aggregate market value of the collateral, including accrued interest, was $509,999,997.

Fixed Income Clearing Corporation / State Street Bank and Trust Company
1,700,000,000	4.080	12/01/25	$1,700,000,000
Maturity Value: $1,700,578,000
Settlement Date: 11/28/25
Collateralized by U.S. Treasury Notes, 1.125% to 4.500%, due 09/30/32 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $1,734,000,000.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(e) – (continued)

J.P. Morgan Securities LLC
$200,000,000	4.200	%(f)	12/15/25	$200,000,000
Maturity Value: $202,100,001
Settlement Date: 09/16/25
Collateralized by various corporate security issuers, 2.250% to 6.625%, due 06/15/27 to 12/31/79. The aggregate market value of the collateral, including accrued interest, was $210,674,333.
100,000,000	4.250	(f)	02/04/26	$100,000,000
Maturity Value: $101,062,500
Settlement Date: 11/06/25

Collateralized by various corporate security issuers, 0.000% to 5.250%, due 02/15/28 to 09/15/32 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $110,317,923.

Joint Account III
300,000,000	4.090		12/01/25	$300,000,000
Maturity Value: $300,102,250
Settlement Date: 11/28/25

Mizuho Securities USA LLC
100,000,000	4.130		12/01/25	$100,000,000
Maturity Value: $100,034,417
Settlement Date: 11/28/25
Collateralized by various asset-backed obligations, 2.365% to 10.822%, due 09/15/27 to 06/25/60. The aggregate market value of the collateral, including accrued interest, was $115,000,002.

Societe Generale
300,000,000	4.170		12/01/25	$300,000,000
Maturity Value: $300,104,250
Settlement Date: 11/28/25

Collateralized by mortgage-backed obligation, 7.513%, due 03/11/41, various asset-backed obligations, 5.010% to 5.425%, due 07/15/32 to 04/23/38, various corporate security issuers, 1.300% to 14.375%, due 01/09/26 to perpetual maturity and various sovereign debt security issuers, 4.875% to 9.875%, due 10/09/26 to 03/15/35. The aggregate market value of the collateral, including accrued interest, was $329,590,157.

The Bank of Nova Scotia
450,000,000	4.160		12/01/25	$450,000,000
Maturity Value: $450,156,000
Settlement Date: 11/28/25
Collateralized by various corporate security issuers, 2.350% to 7.875%, due 01/20/27 to 03/15/55. The aggregate market value of the collateral, including accrued interest, was $472,663,804.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(e) – (continued)

Wells Fargo Securities, LLC
$135,000,000	4.520%	06/26/26	$135,000,000
Maturity Value: $139,508,701
Settlement Date: 10/03/25

Collateralized by mortgage-backed obligations, 2.250% to 10.959%, due 10/15/29 to 02/25/70 and various asset-backed obligations, 4.992% to 5.520%, due 01/15/28 to 10/15/28. The aggregate market value of the collateral, including accrued interest, was $150,411,559.

TOTAL REPURCHASE AGREEMENTS			$4,150,000,000

TOTAL INVESTMENTS - 99.1%			$12,053,467,205

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%			112,753,159

NET ASSETS - 100.0%			$12,166,220,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2025.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	All or a portion represents a forward commitment.
(d)

Rate shown is that which is in effect on November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)

Unless noted, all repurchase agreements were entered into on November 30, 2025. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(f)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:

MMY	—Money Market Yield

PLC	—Public Limited Company

Prime	—Federal Reserve Bank Prime Loan Rate US

SOFR	—Secured Overnight Financing Rate

SOFRINDX	—Secured Overnight Financing Rate Index

T-Bill	—Treasury Bill

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Schedule of Investments November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 7.1%

United States Treasury Bills
$600,000	3.883%		12/09/25	$599,490
(Cost $599,490)

Non-Financial Company Commercial Paper - 20.7%
California - 20.7%

California Statewide Cmntys Dev Auth
100,000	2.550		03/04/2026	100,000
California Statewide Communities Development Authority
100,000	2.600		01/06/2026	100,000
Department of Water Resources of The State of California
150,000	2.500		12/09/2025	150,000
200,000	2.700		01/21/2026	200,000
Kaiser Foundation Hospitals
300,000	2.680		01/08/2026	300,000
Leland Stanford Junior University (The)
300,000	2.460		05/05/2026	300,000
Regents of The University of California (The)
100,000	2.500		12/11/2025	100,000
San Diego County Water Authority
250,000	2.550		03/10/2026	250,000
San Francisco Calif City & Cnty Arpts Commn Intl Arpt Rev Iam
Comercial Paper 3/A2
150,000	2.730		12/18/2025	150,000
Santa Clarita Valley Water Agency
100,000	2.500		03/05/2026	100,000

				1,750,000

TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER				1,750,000

Other Municipal Security - 14.6%
California - 14.6%

Berkeley, California (City of)
235,000	2.300		07/28/2026	237,557
Los Angeles, California (City of)
100,000	2.452		06/25/2026	101,178
200,000	3.060		06/25/2026	202,357
Los Angeles, California (County of)
165,000	2.820		06/30/2026	167,022
Riverside, California (County of)
85,000	2.295		06/30/2026	86,170
170,000	2.690		06/30/2026	172,341
State of California
100,000	2.713		03/01/2026	100,554
25,000	2.794		03/01/2026	25,001
90,000	3.000		03/01/2026	90,004
30,000	3.014		03/01/2026	30,001
10,000	3.167		03/01/2026	10,001

				1,222,186

TOTAL OTHER MUNICIPAL SECURITY				1,222,186

Tender Option Bond - 8.4%
California - 8.4%

Deutsche Bank Spears/Lifers Trust
55,000	2.870	(a)(b)	05/15/2050	55,000
Tender Option Bond Trust Receipts/Certificates
300,000	2.850	(a)(b)	09/01/2054	300,000
150,000	2.820	(a)(b)	12/01/2054	150,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Tender Option Bond – (continued)
California – (continued)

Tender Option Bond Trust Receipts/Certificates – (continued)
$200,000	2.810	%(a)(b)	11/01/2056	$200,000

				705,000

TOTAL TENDER OPTION BOND				705,000

Variable Rate Demand Note - 48.8%
California - 48.8%

Airport Commission of The City and County of San Francisco
300,000	1.850	(b)	05/01/2058	300,000
Bay Area Toll Authority
100,000	1.750	(b)	04/01/2059	100,000
255,000	1.800	(b)	04/01/2059	255,000
Blackrock Muniholdings California Quality Fund, Inc.
200,000	2.930	(b)	09/01/2054	200,000
California Health Facilities Financing Authority
300,000	1.400	(b)	10/01/2043	300,000
100,000	2.100	(b)	02/01/2045	100,000
California Institute of Technology
300,000	1.590	(b)	10/01/2036	300,000
Chevron Corporation
320,000	1.850	(b)	11/01/2035	320,000
City of Riverside California Variable Rate Refunding Water RB
Issue of 2011A
100,000	2.100	(b)	10/01/2035	100,000
Housing Authority of The County of Sacramento (FNMA)
245,000	2.200	(b)	07/15/2029	245,000
Orange County Water District
125,000	2.000	(b)	08/01/2042	125,000
Rady Children’s Hospital-San Diego
300,000	2.300	(b)	08/15/2047	300,000
Regents of The University of California (The)
250,000	2.400	(b)	05/15/2048	250,000
150,000	2.650	(b)	05/15/2054	150,000
San Mateo County Joint Powers Financing Authority
340,000	1.900	(b)	04/01/2039	340,000
Santa Clara Valley Transportation Authority
385,000	1.650	(b)	06/01/2055	385,000
Scripps Health
350,000	1.650	(b)	08/01/2035	350,000

				4,120,000

TOTAL VARIABLE RATE DEMAND NOTE				4,120,000

TOTAL INVESTMENTS - 99.6%
(Cost $8,396,676)				$8,396,676

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%				37,528

NET ASSETS - 100.0%				$8,434,204

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Schedule of Investments (continued) November 30, 2025

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:

FNMA	- Insured by Federal National Mortgage Association

RB	- Revenue Bond

SPEARS	- Short Puttable Exempt Adjustable Receipts

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments November 30, 2025

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations - 1.2%

0 - 1.2%

United States Treasury Bills
$44,000,000	3.883%	12/09/25	$43,962,595
(Cost $43,962,595)

Non-Financial Company Commercial Paper - 26.6%
California - 0.9%

California Statewide Cmntys Dev Auth
9,900,000	2.550	03/04/2026	9,900,000
California Statewide Communities Development Authority
15,185,000	2.600	01/06/2026	15,185,000
Department of Water Resources of The State of California
4,394,000	2.700	01/21/2026	4,394,000
Regents of The University of California (The)
1,800,000	2.500	12/11/2025	1,800,000
San Francisco Calif City & Cnty Arpts Commn Intl Arpt Rev Iam Comercial Paper 3/A2
2,850,000	2.730	12/18/2025	2,850,000

			34,129,000

District of Columbia - 0.9%

District of Columbia
14,000,000	2.800	12/04/2025	14,000,000
17,500,000	2.770	01/08/2026	17,500,000

			31,500,000

Florida - 0.7%

Jacksonville, Florida (City of)
23,900,000	2.650	02/04/2026	23,900,000

Georgia - 0.4%

Municipal Electric Authority of Georgia (The)
15,000,000	2.700	01/13/2026	15,000,000

Illinois - 0.4%

Illinois Finance Authority
14,500,000	2.670	04/01/2026	14,500,000

Indiana - 0.1%

Indiana University
3,630,000	2.650	02/10/2026	3,630,000

Maryland - 1.4%

Montgomery, Maryland (County of)
50,000,000	2.680	02/10/2026	50,000,000

Michigan - 0.6%

Regents of The University of Michigan
21,890,000	2.670	02/03/2026	21,890,000

Minnesota - 1.6%

Hennepin Cnty Minn
12,500,000	2.630	12/02/2025	12,500,000
Minnesota Agric & Economic Dev Brd Economic Devrev
10,000,000	2.750	03/12/2026	10,000,000
Minnesota Agricultural and Economic Development
5,608,000	2.780	02/12/2026	5,608,000
6,900,000	2.780	02/25/2026	6,900,000
8,000,000	2.750	03/05/2026	8,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Non-Financial Company Commercial Paper – (continued)

Minnesota – (continued)

Regents of The University of Minnesota
$11,000,000	2.690%	02/17/2026	$11,000,000

			54,008,000

Missouri - 1.2%

SSM Health Care Corporation
44,000,000	2.700	02/05/2026	44,000,000

Nebraska - 2.6%

Lincoln Electric Company (The)
6,550,000	2.700	02/11/2026	6,550,000
Lincoln Electric System
27,205,000	2.640	12/04/2025	27,205,000
12,500,000	2.640	12/08/2025	12,500,000
3,500,000	2.680	01/14/2026	3,500,000
Omaha Public Power District
15,000,000	2.690	12/04/2025	15,000,000
15,000,000	2.680	12/10/2025	15,000,000
10,600,000	2.640	12/15/2025	10,600,000

			90,355,000

New Jersey - 1.5%

Health Care Authority of The City of Huntsville (The)
30,000,000	2.660	01/07/2026	30,000,000
Rutgers University Board of Governors
21,590,000	2.670	12/04/2025	21,590,000

			51,590,000

New York - 1.2%

Power Authority of The State of New York
16,318,000	2.720	12/02/2025	16,318,000
4,600,000	2.700	12/04/2025	4,600,000
19,750,000	2.700	01/05/2026	19,750,000

			40,668,000

Tennessee - 1.4%

Nashville and Davidson County, Tennessee
25,100,000	2.680	12/02/2025	25,100,000
12,500,000	2.680	12/15/2025	12,500,000
12,500,000	2.700	01/07/2026	12,500,000

			50,100,000

Texas - 10.1%

Austin, Texas (City of)
7,800,000	2.640	12/03/2025	7,800,000
15,000,000	2.650	12/03/2025	15,000,000
8,000,000	2.670	12/03/2025	8,000,000
28,700,000	2.730	12/03/2025	28,700,000
Board of Regents of The Texas A&M University System
41,553,000	2.663	12/23/2025	41,550,943
10,500,000	2.650	02/24/2026	10,500,000
Board of Regents of The University of Texas System
10,000,000	2.930	12/02/2025	10,000,000
10,000,000	2.930	12/03/2025	10,000,000
20,000,000	2.780	12/04/2025	20,000,000
20,000,000	3.030	12/04/2025	20,000,000
10,000,000	2.900	12/09/2025	10,000,000
21,300,000	2.721	02/03/2026	21,298,497
4,500,000	2.700	02/18/2026	4,500,000
Dallas Area Rapid Transit
16,032,000	2.700	12/11/2025	16,032,000

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Non-Financial Company Commercial Paper – (continued)

Texas – (continued)

Dallas Texas Waterworks & Sewer System
$8,700,000	2.690%	01/22/2026	$8,700,000
14,200,000	2.700	02/10/2026	14,200,000
Harris County
2,175,000	2.690	12/05/2025	2,175,000
Permanent University Fund
25,000,000	2.640	04/28/2026	25,000,000
San Antonio Texas City Public Service
50,000,000	2.730	12/09/2025	50,000,000
Texas A&M University
13,745,000	2.650	12/03/2025	13,745,000
Texas Tech University
3,085,000	2.600	01/15/2026	3,085,000
University of Houston
1,500,000	2.650	01/13/2026	1,500,000
University of North Carolina System
10,000,000	2.670	12/11/2025	10,000,000
5,000,000	2.670	12/15/2025	5,000,000

			356,786,440

Washington - 1.6%

King, Washington (County of)
7,500,000	2.640	01/08/2026	7,500,000
16,225,000	2.690	01/15/2026	16,225,000
33,400,000	2.680	01/20/2026	33,400,000

			57,125,000

TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER			939,181,440

Other Municipal Security - 11.3%
California - 3.6%

Los Angeles, California (City of)
51,950,000	5.000	06/25/2026	52,502,110
Los Angeles, California (County of)
41,345,000	2.820	06/30/2026	41,851,651
Riverside, California (County of)
7,120,000	2.690	06/30/2026	7,212,574
State of California
8,130,000	2.713	03/01/2026	8,175,050
15,190,000	3.000	03/01/2026	15,190,000

			124,931,385

Connecticut - 0.3%

State of Connecticut
11,380,000	3.311	12/01/2025	11,380,000

Florida - 1.6%

Broward County Florida School District
2,355,000	2.543	06/25/2026	2,372,770
235,000	2.667	06/25/2026	236,773
2,895,000	2.677	06/25/2026	2,916,845
230,000	2.735	06/25/2026	231,736
175,000	2.743	06/25/2026	176,320
360,000	2.744	06/25/2026	362,716
Pinellas County School Board
11,535,000	2.442	06/30/2026	11,625,651
28,020,000	2.680	06/30/2026	28,240,204
95,000	2.732	06/30/2026	95,747

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Other Municipal Security – (continued)

Florida – (continued)

School Board of Miami-Dade County (The)
$1,000,000	2.684%		01/07/2026	$1,001,215
3,780,000	2.746		01/07/2026	3,784,593
4,195,000	2.834		01/07/2026	4,200,097
110,000	2.920		01/07/2026	110,133

				55,354,800

Georgia - 2.1%

Cobb County School District
40,000	2.738		12/15/2025	40,018
65,000	2.739		12/15/2025	65,029
21,830,000	2.794		12/15/2025	21,839,830
80,000	2.934		12/15/2025	80,036
50,000	3.345		12/15/2025	50,023
Fulton, Georgia (County of)
25,000	2.768		12/30/2025	25,019
52,810,000	2.999		12/30/2025	52,850,989
50,000	3.076		12/30/2025	50,039
75,000	3.153		12/30/2025	75,058

				75,076,041

Minnesota - 0.6%

Hennepin County, Minnesota
20,110,000	2.700	(a)	12/01/2038	20,110,000

New Jersey - 1.0%

Hudson, New Jersey (County of)
45,000	2.514		02/26/2026	45,135
45,000	2.583		02/26/2026	45,135
120,000	2.651		02/26/2026	120,359
20,004,561	2.700		02/26/2026	20,064,445
12,625,000	2.721		02/26/2026	12,662,793
25,000	2.781		02/26/2026	25,075
35,000	2.797		02/26/2026	35,105
30,000	2.846		02/26/2026	30,090
105,000	2.861		02/26/2026	105,314
30,000	2.995		02/26/2026	30,090
60,000	3.074		02/26/2026	60,180
65,000	3.190		02/26/2026	65,194

				33,288,915

New York - 1.6%

Connetquot Central School District of Islip (ST AID WITHHLDG)
15,385,000	2.511		06/24/2026	15,447,501
Oyster Bay, Town of
17,240,000	2.751		03/06/2026	17,294,563
120,000	2.405		08/21/2026	121,266
17,615,000	2.500		08/21/2026	17,800,773
Smithtown Central School District (ST AID WITHHLDG)
4,600,000	2.391		06/25/2026	4,640,921
South Huntington New York Union Free School District (ST AID WITHHLDG)
4,700,000	2.442		06/24/2026	4,740,279

				60,045,303

South Carolina - 0.2%

Charleston County School District (SCSDE)
5,900,000	4.000		04/01/2026	5,927,272

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Other Municipal Security – (continued)

Texas - 0.3%

Houston Independent School District (PSF-GTD)
$10,165,000	3.306%		02/15/2026	$10,200,031

TOTAL OTHER MUNICIPAL SECURITY				396,313,747

Tender Option Bond - 8.3%
Arizona - 0.1%

Deutsche Bank Spears/Lifers Trust
2,000,000	2.820	(a)(b)	01/01/2054	2,000,000

California - 0.2%

Deutsche Bank Spears/Lifers Trust
4,060,000	2.870	(a)(b)	05/15/2050	4,060,000

Tender Option Bond Trust Receipts/Certificates
3,400,000	2.820	(a)(b)	12/01/2054	3,400,000

				7,460,000

Connecticut - 0.0%

Connecticut Housing Finance Authority
600,000	2.820	(a)(b)	11/15/2052	600,000

District of Columbia - 0.4%

Tender Option Bond Trust Receipts/Certificates
5,335,000	2.820	(a)(b)	06/01/2050	5,335,000
11,000,000	2.820	(a)(b)	07/15/2060	11,000,000

				16,335,000

Georgia - 0.1%

Tender Option Bond Trust Receipts/Certificates
5,200,000	2.820	(a)(b)	10/01/2055	5,200,000

Hawaii - 0.1%

Tender Option Bond Trust Receipts/Certificates
2,665,000	2.820	(a)(b)	07/01/2049	2,665,000

Illinois - 0.5%

Public Finance Authority
16,525,000	2.950	(a)(b)	02/15/2053	16,525,000

Indiana - 0.3%

Tender Option Bond Trust Receipts/Certificates (GNMA/FNMA/FHLMC)
12,030,000	2.820	(a)(b)	07/01/2055	12,030,000

Louisiana - 1.7%

Public Fin Auth Wis Ctfs Partn
59,775,000	2.950	(a)(b)	12/01/2052	59,775,000

Maryland - 0.1%

Deutsche Bank Spears/Lifers Trust
3,865,000	2.820	(a)(b)	10/01/2054	3,865,000

Michigan - 0.1%

Tender Option Bond Trust Receipts/Certificates (AG)
4,440,000	2.830	(a)(b)	11/15/2054	4,440,000

Missouri - 0.2%

Tender Option Bond Trust Receipts/Certificates (GNMA/FNMA/FHLMC)
8,960,000	2.820	(a)(b)	11/01/2055	8,960,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Tender Option Bond – (continued)

Nebraska - 0.5%

Nebraska Investment Finance Authority (GNMA/FHLMC/FNMA)
$5,010,000	2.820	%(a)(b)	09/01/2051	$5,010,000
Tender Option Bond Trust Receipts/Certificates (GNMA/FNMA/FHLMC)
9,605,000	2.820	(a)(b)	09/01/2055	9,605,000

				14,615,000

New Jersey - 1.1%

New Jersey Transportation Trust Fund Authority
37,310,000	2.940	(a)(b)	06/15/2050	37,310,000

New York - 0.8%

J.P. Morgan Chase Putters / Drivers Trust Various States
5,065,000	2.950	(a)(b)	11/15/2057	5,065,000
Tender Option Bond Trust Receipts/Certificates (PUTABLE)
2,290,000	2.820	(a)(b)	11/15/2030	2,290,000
2,050,000	2.820	(a)(b)	07/01/2032	2,050,000
Tender Option Bond Trust Receipts/Certificates
1,890,000	2.820	(a)(b)	03/15/2046	1,890,000
2,500,000	2.820	(a)(b)	03/15/2047	2,500,000
2,430,000	2.820	(a)(b)	04/01/2049	2,430,000
7,360,000	2.820	(a)(b)	07/01/2054	7,360,000
1,455,000	2.820	(a)(b)	04/01/2055	1,455,000
2,740,000	2.820	(a)(b)	12/01/2056	2,740,000

				27,780,000

North Carolina - 0.3%

J.P. Morgan Chase Putters / Drivers Trust Various States
11,215,000	2.820	(a)(b)	07/01/2040	11,215,000

Ohio - 0.2%

Tender Option Bond Trust Receipts/Certificates (GNMA/FNMA/FHLMC)
7,015,000	2.820	(a)(b)	09/01/2055	7,015,000

Pennsylvania - 0.7%

Pennsylvania Housing Finance Agency (PUTABLE)
8,095,000	2.820	(a)(b)	04/01/2051	8,095,000
Tender Option Bond Trust Receipts/Certificates
12,500,000	2.950	(a)(b)	04/01/2053	12,500,000
Thomas Jefferson University (AG-CR)
3,900,000	2.910	(a)(b)	11/01/2054	3,900,000

				24,495,000

Rhode Island - 0.2%

Tender Option Bond Trust Receipts/Certificates (GNMA COLL)
6,500,000	2.820	(a)(b)	10/01/2054	6,500,000

Texas - 0.6%

Deutsche Bank Spears/Lifers Trust
3,595,000	2.820	(a)(b)	02/15/2055	3,595,000
11,700,000	2.820	(a)(b)	09/15/2055	11,700,000
J.P. Morgan Chase Putters / Drivers Trust Various States (PSF-GTD) (PUTABLE)
1,785,000	2.820	(a)(b)	12/01/2027	1,785,000
Tender Option Bond Trust Receipts/Certificates (PSF-GTD)
2,250,000	2.820	(a)(b)	02/15/2055	2,250,000

				19,330,000

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Tender Option Bond – (continued)

Virginia - 0.1%

Tender Option Bond Trust Receipts/Certificates
$3,465,000	2.820	%(a)(b)	12/01/2066	$3,465,000

TOTAL TENDER OPTION BOND				291,580,000

Variable Rate Demand Note - 51.9%

Alabama - 2.0%

Alabama Power Company
56,745,000	2.900	(a)	12/01/2037	56,745,000
Public Finance Authority
15,000,000	2.850	(a)(b)	06/01/2055	15,000,000

				71,745,000

Alaska - 3.7%

Alaska Housing Finance Corporation
11,900,000	2.740	(a)	12/01/2040	11,900,000
36,910,000	2.760	(a)	12/01/2040	36,910,000
51,340,000	2.740	(a)	12/01/2041	51,340,000
Exxon Mobil Corporation
30,595,000	2.850	(a)	12/01/2033	30,595,000

				130,745,000

Arizona - 1.0%

Arizona Board of Regents
34,500,000	2.750	(a)	07/01/2055	34,500,000

Colorado - 2.7%

Colorado Health Facilities Authority
10,000,000	2.750	(a)	05/15/2064	10,000,000
Colorado Housing and Finance Authority
8,270,000	2.750	(a)	05/01/2031	8,270,000
Colorado Springs Colorado (Combined Utilities Sytem)
31,995,000	2.750	(a)	11/01/2040	31,995,000
University of Colorado Hospital Authority
19,600,000	2.920	(a)	11/15/2030	19,600,000
25,000,000	2.920	(a)	11/15/2049	25,000,000

				94,865,000

Connecticut - 2.8%

Connecticut Housing Finance Authority
4,000,000	2.790	(a)	05/15/2034	4,000,000
18,690,000	2.770	(a)	11/15/2048	18,690,000
Connecticut Housing Finance Authority (GNMA/FNMA/FHLMC)
55,000,000	2.770	(a)	11/15/2051	55,000,000
19,300,000	2.850	(a)	11/15/2051	19,300,000

				96,990,000

District of Columbia - 0.3%

Metropolitan Washington Airports Authority
11,310,000	2.790	(a)	10/01/2039	11,310,000

Florida - 5.2%

Adventist Health System Sunbelt Healthcare Corporation
9,550,000	2.810	(a)	11/15/2032	9,550,000
7,465,000	2.810	(a)	11/15/2037	7,465,000
30,000,000	2.900	(a)	11/15/2056	30,000,000
Baptist Health System, Inc.
3,455,000	2.830	(a)	08/01/2036	3,455,000
Florida Power & Light Company
33,500,000	2.850	(a)	09/01/2028	33,500,000
27,885,000	2.850	(a)	05/01/2046	27,885,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

Florida – (continued)

Hillsborough County Industrial Development Authority
$43,300,000	2.920	%(a)	11/15/2042	$43,300,000
22,130,000	2.700	(a)	11/15/2044	22,130,000
Miami-Dade Water and Sewer Department
7,720,000	2.683	(c)	10/01/2026	7,864,827

				185,149,827

Idaho - 0.0%

Trinity Health Corporation
1,165,000	2.950	(a)	12/01/2048	1,165,000

Illinois - 0.8%

Northwestern University
26,760,000	2.750	(a)	12/01/2046	26,760,000

Iowa - 0.5%

Archer-Daniels-Midland Company
18,250,000	2.810	(a)	12/01/2045	18,250,000

Louisiana - 0.8%

Exxon Mobil Corporation
27,045,000	2.870	(a)	12/01/2040	27,045,000

Maryland - 2.2%

Howard Hughes Medical Institute
40,000,000	2.850	(a)	02/15/2043	40,000,000
35,985,000	2.750	(a)	05/15/2043	35,985,000

				75,985,000

Massachusetts - 0.8%

Massachusetts Housing Finance Agency
16,145,000	2.750	(a)	11/01/2048	16,145,000
Massachusetts Water Resources Authority
9,900,000	2.750	(a)	08/01/2031	9,900,000

				26,045,000

Michigan - 0.9%

Michigan Strategic Fund
32,625,000	2.870	(a)	12/01/2042	32,625,000

Minnesota - 0.7%

Minnesota State Housing Finance Agency (GNMA/FNMA/FHLMC)
26,360,000	2.770	(a)	01/01/2042	26,360,000

Mississippi - 4.4%

Chevron Corporation
47,915,000	2.800	(a)	12/01/2030	47,915,000
15,015,000	2.850	(a)	12/01/2030	15,015,000
3,220,000	2.900	(a)	12/01/2030	3,220,000
2,400,000	2.850	(a)	11/01/2035	2,400,000
73,165,000	2.900	(a)	11/01/2035	73,165,000
12,415,000	2.900	(a)	12/01/2039	12,415,000

				154,130,000

Missouri - 0.6%

The Washington University
20,000,000	2.800	(a)	03/01/2040	20,000,000

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

New Hampshire - 0.1%

Dartmouth College
$2,295,000	2.800	%(a)	06/01/2041	$2,295,000

New York - 7.3%

Long Island Power Authority
6,725,000	2.700	(a)	09/01/2038	6,725,000
Metropolitan Museum of Art (The)
30,000,000	2.740	(a)	10/01/2036	30,000,000
Nassau County Local Economic Assistance and Financing Corporation
17,030,000	2.790	(a)	01/01/2045	17,030,000
New York City Housing Development Corporation
23,420,000	2.900	(a)	03/15/2036	23,420,000
New York City Municipal Water Finance Authority
6,110,000	2.850	(a)	06/15/2044	6,110,000
7,395,000	2.850	(a)	06/15/2049	7,395,000
16,275,000	2.790	(a)	06/15/2051	16,275,000
New York City Transitional Finance Authority
9,250,000	2.850	(a)	08/01/2041	9,250,000
34,645,000	2.850	(a)	02/01/2045	34,645,000
2,500,000	2.790	(a)	05/01/2053	2,500,000
New York State Housing Finance Agency
43,800,000	2.920	(a)	11/15/2036	43,800,000
12,600,000	2.750	(a)	11/15/2037	12,600,000
10,000,000	2.750	(a)	05/15/2039	10,000,000
State of New York Mortgage Agency
12,010,000	2.750	(a)	04/01/2047	12,010,000
12,785,000	2.750	(a)	04/01/2051	12,785,000
The City of New York
1,850,000	2.900	(a)	04/01/2042	1,850,000
6,950,000	2.850	(a)	06/01/2044	6,950,000
Triborough Bridge and Tunnel Authority
2,340,000	2.850	(a)	01/01/2033	2,340,000

				255,685,000

North Carolina - 0.4%

Public Finance Authority
15,000,000	2.850	(a)(b)	01/15/2048	15,000,000

Ohio - 3.5%

Columbus Ohio Sewerage System (City of)
16,545,000	2.870	(a)	06/01/2032	16,545,000
Ohio State University (The)
12,300,000	2.750	(a)	06/01/2035	12,300,000
9,770,000	2.850	(a)	06/01/2043	9,770,000
Ohiohealth Corporation
16,540,000	2.700	(a)	11/15/2033	16,540,000
25,000,000	2.750	(a)	11/15/2041	25,000,000
State of Ohio
10,000,000	2.700	(a)	10/01/2040	10,000,000
13,090,000	2.750	(a)	12/01/2040	13,090,000
15,000,000	2.850	(a)	01/15/2050	15,000,000
Trinity Health Corporation
1,900,000	2.950	(a)	12/01/2046	1,900,000

				120,145,000

Other - 2.1%

Nuveen Insd Tax-Free Advantage Mun Fd
75,000,000	2.870	(a)(b)	09/11/2026	75,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

Pennsylvania - 1.8%

Pennsylvania Housing Finance Agency
$25,550,000	2.750	%(a)	10/01/2050	$25,550,000
Wellspan Health
40,000,000	2.900	(a)	06/01/2035	40,000,000

				65,550,000

South Dakota - 0.4%

South Dakota Health And Educational Facilities Authority
15,000,000	2.830	(a)	07/01/2055	15,000,000

Texas - 3.9%

Exxon Mobil Corporation
740,000	1.800	(a)	11/01/2051	740,000
Harris County Cultural Education Facilities Finance Corporation
22,500,000	2.800	(a)	12/01/2060	22,500,000
Houston Texas (Combined Utilities System)
1,900,000	2.800	(a)	05/15/2034	1,900,000
Methodist Hospital-Houston (The)
42,700,000	2.850	(a)	12/01/2041	42,700,000
Methodist Hospitals of Dallas
5,000,000	2.800	(a)	10/01/2041	5,000,000
San Antonio Water System
11,300,000	2.850	(a)	05/01/2055	11,300,000
State of Texas
300,000	2.950	(a)	06/01/2050	300,000
200,000	2.850	(a)	06/01/2053	200,000
Tarrant County Cultural Education Facilities Finance Corporation
21,985,000	2.900	(a)	07/01/2047	21,985,000
Texas Health Resources
35,920,000	2.730	(a)	11/15/2047	35,920,000

				142,545,000

Utah - 0.1%

IHC Health Services, Inc.
2,400,000	2.850	(a)	05/15/2058	2,400,000

Virginia - 1.1%

Smithsonian Institution
26,000,000	2.780	(a)	12/01/2033	26,000,000
Virginia Commonwealth University Health System
13,585,000	2.850	(a)	07/01/2037	13,585,000

				39,585,000

Washington - 0.6%

King, Washington (County of)
22,600,000	2.800	(a)	01/01/2065	22,600,000

Wisconsin - 1.2%

Public Finance Authority
40,000,000	2.820	(a)	10/01/2044	40,000,000

TOTAL VARIABLE RATE DEMAND NOTE				1,829,474,827

TOTAL INVESTMENTS - 99.3% (Cost $3,500,512,609)				$3,500,512,609

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%				23,632,788

NET ASSETS - 100.0%				$3,524,145,397

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued) November 30, 2025

(a)

Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FHLMC	-	Insured by Federal Home Loan Mortgage Corp.
FNMA	-	Insured by Federal National Mortgage Association
GNMA	-	Insured by Government National Mortgage
Association
IHC	-	Intermountain Health Care
PSF-GTD	-	Guaranteed by Permanent School Fund
SCSDE	-	South Carolina State Department of Education
SPEARS	-	Short Puttable Exempt Adjustable Receipts
ST AID	-
WITHHLDG		State Aid Withholding

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Schedule of Investments November 30, 2025

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations - 2.9%
United States Treasury Bills
$900,000	3.987%	12/02/25	$899,902
200,000	3.883	12/09/25	199,830

			1,099,732

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,099,732)			1,099,732

Non-Financial Company Commercial Paper - 6.8%

New York - 6.8%

New York State Dorm Auth Tax Exempt Cp Cornel University
1,100,000	2.650	02/05/2026	1,100,000
New York State Dormitory Authority-City University
160,000	2.630	01/21/2026	160,000
200,000	2.680	01/22/2026	200,000
Power Authority of The State of New York
400,000	2.700	12/04/2025	400,000
750,000	2.700	01/05/2026	750,000

			2,610,000

TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER			2,610,000

Other Municipal Security - 14.0%

New York - 14.0%

Bay Shore Union Free School District
10,000	2.480	07/10/2026	10,065
350,000	2.901	07/10/2026	352,288
Connetquot Central School District of Islip (ST AID WITHHLDG)
615,000	2.511	06/24/2026	617,498
County of Erie New York General Obligation Bonds Public Improvement Serial Bonds, Series 2025A Refunding Serial Bonds, Series 2025B
600,000	2.159	06/01/2026	608,392
Monroe, New York (County of) (BAM)
135,000	2.673	06/01/2026	136,535
Oyster Bay, Town of
45,000	2.502	03/06/2026	45,139
400,000	2.751	03/06/2026	401,238
60,000	3.142	03/06/2026	60,186
5,000	3.259	03/06/2026	5,015
35,000	2.405	08/21/2026	35,363
95,000	2.450	08/21/2026	95,985
160,000	2.500	08/21/2026	161,658
25,000	2.541	08/21/2026	25,259
110,000	2.668	08/21/2026	111,140
Patchogue-Medford Union Free School District
635,000	2.372	06/24/2026	640,484
115,000	2.748	06/24/2026	115,993
Smithtown Central School District (ST AID WITHHLDG)
400,000	2.391	06/25/2026	403,558
South Huntington New York Union Free School District (ST AID WITHHLDG)
300,000	2.442	06/24/2026	302,571
Suffolk, New York (County of) (AG)
175,000	2.329	02/01/2026	175,779
The Port Authority of New York and New Jersey Consolidated
Bonds Two Hundred Forty-Fifth Series Consolidated Bonds
Two Hundred Forty-Sixth Series
200,000	2.457	12/01/2025	200,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Other Municipal Security - (continued)

New York – (continued)

The Port Authority of New York and New Jersey Consolidated Bonds Two Hundred Forty-Fifth Series Consolidated Bonds Two Hundred Forty-Sixth Series – (continued)
$25,000	2.521%		12/01/2025	$25,000
5,000	2.555		12/01/2025	5,000
60,000	2.854		12/01/2025	60,000
75,000	2.944		12/01/2025	75,000
Three Village Central School District
5,000	2.398		06/24/2026	5,039
515,000	2.497		06/24/2026	519,042
40,000	2.626		06/24/2026	40,314
60,000	2.704		06/24/2026	60,471
105,000	2.845		06/24/2026	105,824

				5,399,836

TOTAL OTHER MUNICIPAL SECURITY				5,399,836

Tender Option Bond - 7.3%

New York - 7.3%

Deutsche Bank Spears/Lifers Trust
200,000	2.950	(a)(b)	01/15/2055	200,000
Tender Option Bond Trust Receipts/Certificates
400,000	2.820	(a)(b)	03/15/2046	400,000
300,000	2.920	(a)(b)	03/15/2049	300,000
200,000	2.820	(a)(b)	07/01/2054	200,000
650,000	2.820	(a)(b)	04/01/2055	650,000
615,000	2.820	(a)(b)	12/01/2056	615,000
Tender Option Bond Trust Receipts/Certificates (PUTABLE)
450,000	2.820	(a)(b)	07/01/2032	450,000

				2,815,000

TOTAL TENDER OPTION BOND				2,815,000

Variable Rate Demand Note - 68.6%

New York - 68.6%

Blackrock Muniholdings New York Quality Fund, Inc.
100,000	2.930	(b)	07/01/2041	100,000
Blackrock New York Municipal Income Trust
100,000	2.930	(a)(b)	03/31/2051	100,000
Cold Spring Harbor Laboratory, Inc.
600,000	2.600	(b)	01/01/2034	600,000
Dormitory Authority of The State of New York
200,000	2.770		07/01/2026	202,537
1,075,000	2.790	(b)	07/01/2032	1,075,000
Long Island Power Authority
180,000	2.750	(b)	05/01/2033	180,000
1,275,000	2.700	(b)	09/01/2038	1,275,000
Metropolitan Museum of Art (The)
1,665,000	2.740	(b)	10/01/2036	1,665,000
Metropolitan Transportation Authority
100,000	2.850	(b)	11/01/2026	100,000
655,000	2.850	(b)	11/01/2031	655,000
400,000	2.790	(b)	11/01/2032	400,000
Metropolitan Transportation Authority Transportation Revenue Variable Rate Refunding Bonds, Subseries 2012G-1
250,000	2.850	(b)	11/01/2032	250,000
Nassau County Local Economic Assistance and Financing Corporation
375,000	2.790	(b)	01/01/2045	375,000

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Schedule of Investments (continued) November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

New York – (continued)
New York Botanical Garden
$1,505,000	2.780	%(b)	07/01/2032	$1,505,000
New York City Housing Development Corporation (FHA 542 (C)) (PUTABLE)
1,100,000	4.000	(b)	05/01/2060	1,100,000
New York City Housing Development Corporation
175,000	2.900	(b)	03/15/2036	175,000
200,000	2.780	(b)	04/01/2045	200,000
200,000	2.750	(b)	11/01/2048	200,000
New York City Municipal Water Finance Authority
325,000	2.790	(b)	06/15/2051	325,000
New York City Municipal Water Finance Authority Water And Sewer System Second General Resolution RB, Adjustable Rate
685,000	2.850	(b)	06/15/2039	685,000
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB, Adjustable Rate Fiscal 2011 Series DD
100,000	2.900	(b)	06/15/2043	100,000
New York City Transitional Finance Authority
800,000	2.850	(b)	08/01/2043	800,000
100,000	2.780	(b)	02/01/2044	100,000
100,000	2.850	(b)	08/01/2052	100,000
950,000	2.920	(b)	05/01/2053	950,000
New York N Y Var GO Bds 2008 L-4
100,000	2.900	(b)	04/01/2038	100,000
New York St Dorm Auth Revs Non St Supported Debt Var Rev
Boards Rockefeller University 2002 A2
150,000	2.790	(b)	07/01/2032	150,000
New York St Dorm Auth Revs Non St Supported Debt Var Rev Boards Rockefeller University 2008A
1,450,000	2.830	(b)	07/01/2039	1,450,000
New York State Energy Research and Development Authority
1,400,000	2.800	(b)	05/01/2039	1,400,000
New York State Housing Finance Agency
300,000	2.920	(b)	11/15/2036	300,000
800,000	2.750	(b)	11/15/2037	800,000
445,000	4.000	(b)	11/01/2055	445,000
State of New York Mortgage Agency
1,515,000	2.750	(b)	04/01/2051	1,515,000
The City of New York
250,000	2.780	(b)	08/01/2041	250,000
100,000	2.700	(b)	10/01/2041	100,000
The City of New York General Obligation Bonds Fiscal 2014 Series I, Subseries I-3
875,000	2.900	(b)	03/01/2044	875,000
The City of New York General Obligation Bonds Fiscal 2018 Series B Subseries B-4 And B-5
1,580,000	2.850	(b)	10/01/2046	1,580,000
The City of New York General Obligation Bonds, Fiscal 2013 Series A Subseries A-5 Adjustable Rate Bonds
500,000	2.780	(b)	10/01/2042	500,000
The Regents of The University of California General RB 2024 Series BY-2
295,000	2.850	(b)	11/01/2038	295,000
Triborough Bridge and Tunnel Authority
375,000	2.750	(b)	01/01/2032	375,000
425,000	2.790	(b)	01/01/2032	425,000
1,335,000	2.900	(b)	01/01/2033	1,335,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

New York – (continued)
Trustees of Columbia University in The City of New York (The)
$146,000	2.740	%(b)	07/01/2028	$146,000
1,115,000	2.880	(b)	09/01/2039	1,115,000

				26,373,537

TOTAL VARIABLE RATE DEMAND NOTE				26,373,537

TOTAL INVESTMENTS - 99.6% (Cost $38,298,105)				$38,298,105

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%				141,317

NET ASSETS - 100.0%				$38,439,422

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)

Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

November 30, 2025

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III— At November 30, 2025, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of December 1, 2025, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Investor Money Market Fund	$300,000,000	$300,102,250	$309,000,001

REPURCHASE AGREEMENTS— At November 30, 2025, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Investor Money Market Fund

Bank of America, N.A.	4.090%	$112,500,000

Wells Fargo Securities, LLC	4.090	187,500,000

Total		$300,000,000

At November 30, 2025, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rate	Maturity Dates

Federal National Mortgage Association	2.000% to 4.000%	09/01/42 to 08/01/50

Government National Mortgage Association	3.000 to 7.000	08/20/36 to 10/20/55

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDS - INVESTOR FUNDS

Statements of Assets and Liabilities November 30, 2025

	Investor Money Market Fund	Investor Tax-Exempt California Money Market Fund	Investor Tax-Exempt Money Market Fund	Investor Tax-Exempt New York Money Market Fund

Assets:
Investments, at value (cost $7,903,467,205, $8,396,676, $3,500,512,609 and $38,298,105, respectively)	$7,903,467,205	$8,396,676	$3,500,512,609	$38,298,105
Repurchase agreements, at value (Cost $4,150,000,000, $–, $– and $–, respectively)	4,150,000,000	—	—	—
Cash	98,010,549	65,780	3,117,659	57,512
Receivables:
Interest	32,312,828	38,098	18,162,124	153,688
Fund shares sold	17,697,848	—	134,127	—
Investments sold	11,347,369	—	42,903,574	—
Other assets	522,550	34,088	101,095	34,107

Total assets	12,213,358,349	8,534,642	3,564,931,188	38,543,412

Liabilities:
Payables:
Investments purchased	26,153,680	—	9,663,818	—
Fund shares redeemed	18,325,065	—	26,867,942	—
Dividend distribution	1,246,024	—	3,901,347	—
Management fees	746,105	5,908	223,398	7,235
Distribution and Service fees and Transfer Agency fees	531,757	564	49,603	674
Accrued Printing and mailing costs	68,998	5,255	30,377	5,259
Accrued professional fees	66,356	39,846	36,765	39,900
Organizational costs	—	12,000	—	12,000
Offering costs	—	31,731	—	31,731
Accrued expenses	—	5,134	12,541	7,191

Total liabilities	47,137,985	100,438	40,785,791	103,990

Net Assets:
Paid-in capital	12,165,493,035	8,434,015	3,524,129,187	38,439,362
Total distributable earnings	727,329	189	16,210	60

NET ASSETS	$12,166,220,364	$8,434,204	$3,524,145,397	$38,439,422

Net Assets:
Class A Shares	$3,906,511,924	$51,319	$135,244,457	$51,542
Class C Shares	55,379	—	9,634	—
Class D Shares	16,462,926	—	—	—
Class I Shares	7,718,315,300	8,228,968	3,355,730,033	38,233,317
Service Shares	6,688,581	51,163	29,964,722	51,385
Preferred Shares	—	51,414	1,136	51,636
Administration Shares	507,938,849	51,340	3,195,415	51,542
Cash Management Shares	10,247,405	—	—	—
Total Net Assets	$12,166,220,364	$8,434,204	$3,524,145,397	$38,439,422
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A Shares	3,906,365,080	51,319	135,242,954	51,542
Class C Shares	55,377	—	9,634	—
Class D Shares	16,462,265	—	—	—
Class I Shares	7,718,025,115	8,228,891	3,355,692,412	38,233,349
Service Shares	6,688,329	51,163	29,964,388	51,385
Preferred Shares	—	51,413	1,136	51,636
Administration Shares	507,919,719	51,339	3,195,379	51,542
Cash Management Shares	10,247,020	—	—	—
Net asset value, offering and redemption price per share:	$1.00	$1.00	$1.00	$1.00

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS - INVESTOR FUNDS

Statements of Operations For the Year Ended November 30, 2025

	Investor Money Market Fund	Investor Tax-Exempt California Money Market Fund	Investor Tax-Exempt Money Market Fund	Investor Tax-Exempt New York Money Market Fund

Investment Income:

Interest income	$505,923,963	$212,832	$85,453,853	$676,739

Expenses:

Fund-Level Expenses:

Management fees	18,216,611	13,894	4,703,661	38,225

Transfer Agency fees	1,138,642	870	294,005	2,390

Registration fees	889,282	30,535	124,377	30,540

Custody, accounting and administrative services	384,816	26,143	126,264	29,686

Printing and postage fees	245,353	41,114	64,741	41,045

Professional fees	195,323	124,058	126,968	126,153

Trustee fees	52,719	26,158	33,937	26,191

Amortization of offering costs	—	125,076	—	125,062

Other	83,919	127	69,953	73

Subtotal	21,206,665	387,975	5,543,906	419,365

Class Specific Expenses:

Distribution and Service fees - Class A Shares	8,606,466	127	305,580	127

Administration Share fees	1,209,781	127	8,928	127

Cash Management Share fees	121,381	—	—	—

Service Share fees	73,623	254	111,328	255

Distribution fees - Cash Management Shares	72,829	—	—	—

Distribution fees - Class C Shares	552	—	95	—

Preferred Share fees	—	51	101	51

Total expenses	31,291,297	388,534	5,969,938	419,925

Less - expense reductions	(278,074)	(371,998)	(135,377)	(375,407)

Net expenses	31,013,223	16,536	5,834,561	44,518

NET INVESTMENT INCOME	$474,910,740	$196,296	$79,619,292	$632,221

Net realized gain (loss) from investment transactions	2,094,681	75	14,456	(33)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$477,005,421	$196,371	$79,633,748	$632,188

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Changes in Net Assets

	Investor Money Market Fund		Investor Tax-Exempt California Money Market Fund

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2025	For the Period September 10, 2024* to November 30, 2024

From operations:

Net investment income	$474,910,740	$472,167,232	$196,296	$29,599

Net realized gain	2,094,681	2,847,059	75	4

Net increase in net assets resulting from operations	477,005,421	475,014,291	196,371	29,603

Distributions to shareholders:

From distributable earnings:

Class A Shares	(138,585,362)	(114,116,098)	(1,050)	(269)

Class C Shares	(1,813)	(554)	–	–

Class D Shares	(692,216)	(595,068)	–	–

Class I Shares	(317,024,415)	(340,133,487)	(192,149)	(28,533)

Service Shares	(563,725)	(852,823)	(920)	(241)

Preferred Shares	–	–	(1,127)	(286)

Administration Shares	(19,487,353)	(17,335,597)	(1,050)	(270)

Cash Management Shares	(855,901)	(1,135,378)	–	–

Total distributions to shareholders	(477,210,785)	(474,169,005)	(196,296)	(29,599)

From share transactions:

Proceeds from sales of shares	13,315,636,367	10,632,460,885	36,564,341	5,000,041

Reinvestment of distributions	462,004,086	458,800,936	196,306	29,599

Cost of shares redeemed	(11,831,326,831)	(9,352,011,096)	(33,356,121)	(41)

Net increase in net assets resulting from share transactions	1,946,313,622	1,739,250,725	3,404,526	5,029,599

TOTAL INCREASE	1,946,108,258	1,740,096,011	3,404,601	5,029,603

Net Assets:

Beginning of period	$10,220,112,106	$8,480,016,095	$5,029,603	$–

End of period	$12,166,220,364	$10,220,112,106	$8,434,204	$5,029,603

* Commencement of operations.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Changes in Net Assets (continued)

	Investor Tax-Exempt Money Market Fund		Investor Tax-Exempt New York Money Market Fund

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2025	For the Period September 10, 2024* to November 30, 2024

From operations:

Net investment income	$79,619,292	$72,677,807	$632,221	$37,808

Net realized gain (loss)	14,456	(26)	(33)	1

Net increase in net assets resulting from operations	79,633,748	72,677,781	632,188	37,809

Distributions to shareholders:

From distributable earnings:

Class A Shares	(3,016,965)	(1,765,205)	(1,224)	(318)

Class C Shares	(167)	(207)	–	–

Class I Shares	(76,018,818)	(70,825,601)	(627,376)	(36,550)

Capital Shares	–	(4)	–	–

Service Shares	(491,887)	(40,484)	(1,095)	(289)

Preferred Shares	(2,776)	(15,391)	(1,302)	(334)

Administration Shares	(88,678)	(43,354)	(1,224)	(317)

Select Shares	–	(5)	–	–

Cash Management Shares	–	(4)	–	–

Premier Shares	–	(4)	–	–

Total distributions to shareholders	(79,619,291)	(72,690,259)	(632,221)	(37,808)

From share transactions:

Proceeds from sales of shares	4,350,805,951	3,023,912,047	69,847,787	5,675,387

Reinvestment of distributions	33,687,100	21,104,007	628,609	37,807

Cost of shares redeemed	(3,330,838,096)	(2,704,944,600)	(37,744,425)	(5,711)

Net increase in net assets resulting from share transactions	1,053,654,955	340,071,454	32,731,971	5,707,483

TOTAL INCREASE	1,053,669,412	340,058,976	32,731,938	5,707,484

Net Assets:

Beginning of period	$2,470,475,985	$2,130,417,009	$5,707,484	$–

End of period	$3,524,145,397	$2,470,475,985	$38,439,422	$5,707,484

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.	25

FINANCIAL HIGHLIGHTS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Investor Money Market Fund

	Class A Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.040	0.049	0.048	0.012	–(b)

Net realized gain (loss)	– (b)	0.001	(0.001)	– (b)	–(b)

Total from investment operations	0.040	0.050	0.047	0.012	–(b)

Distributions to shareholders from net investment income	(0.040)	(0.050)	(0.047)	(0.012)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.040)	(0.050)	(0.047)	(0.012)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.11%	5.09%	4.80%	1.17%	0.03%

Net assets, end of year (in 000’s)	$3,906,512	$2,943,597	$1,728,037	$442,390	$140,297

Ratio of net expenses to average net assets	0.43%	0.43%	0.43%	0.38%	0.12%

Ratio of total expenses to average net assets	0.44%	0.44%	0.44%	0.45%	0.45%

Ratio of net investment income (loss) to average net assets	4.01%	4.93%	4.81%	1.69%	(0.01)%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

26	The accompanying notes are an integral part of these financial statements.

  GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Investor Money Market Fund

	Class C Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.033	0.041	0.039	0.007	–(b)

Net realized gain	– (b)	0.001	– (b)	– (b)	–(b)

Total from investment operations	0.033	0.042	0.039	0.007	–(b)

Distributions to shareholders from net investment income	(0.033)	(0.042)	(0.039)	(0.007)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.033)	(0.042)	(0.039)	(0.007)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.34%	4.31%	4.02%	0.74%	0.03%

Net assets, end of year (in 000’s)	$55	$55	$11	$34	$39

Ratio of net expenses to average net assets	1.18%	1.19%	1.18%	0.79%	0.12%

Ratio of total expenses to average net assets	1.19%	1.19%	1.19%	1.20%	1.20%

Ratio of net investment income (loss) to average net assets	3.27%	4.12%	3.87%	0.62%	(0.01)%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	27

 GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class D Shares

	Year Ended November 30,		Period Ended November 30, 2023(a)
	2025	2024

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$ 1.00

Net investment income(b)	0.043	0.052	0.043

Net realized loss	– (c)	–	(0.001)

Total from investment operations	0.043	0.052	0.042

Distributions to shareholders from net investment income	(0.043)	(0.052)	(0.042)

Distributions to shareholders from net realized gains	– (c)	– (c)	–(c)

Total distributions (d)	(0.043)	(0.052)	(0.042)

Net asset value, end of period	$1.00	$1.00	$ 1.00

Total Return(e)	4.37%	5.35%	4.30%

Net assets, end of period (in 000’s)	$16,463	$11,748	$ 6,124

Ratio of net expenses to average net assets	0.18%	0.18%	0.18%(f)

Ratio of total expenses to average net assets	0.19%	0.19%	0.19%(f)

Ratio of net investment income to average net assets	4.25%	5.18%	5.17%(f)

(a)	Commenced operations on January 31, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Investor Money Market Fund

	Class I Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.043	0.052	0.050	0.013	–(b)

Net realized loss	– (b)	–	(0.001)	– (b)	–(b)

Total from investment operations	0.043	0.052	0.049	0.013	–(b)

Distributions to shareholders from net investment income	(0.043)	(0.052)	(0.049)	(0.013)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	–(b)

Total distributions (c)	(0.043)	(0.052)	(0.049)	(0.013)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.37%	5.35%	5.06%	1.35%	0.04%

Net assets, end of year (in 000’s)	$7,718,315	$6,830,806	$6,386,610	$5,066,681	$1,400,101

Ratio of net expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.12%

Ratio of total expenses to average net assets	0.19%	0.19%	0.19%	0.20%	0.20%

Ratio of net investment income to average net assets	4.26%	5.20%	4.95%	1.93%	–%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Investor Money Market Fund

	Service Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.038	0.047	0.044	0.010	–(b)

Net realized gain	– (b)	–	– (b)	– (b)	–(b)

Total from investment operations	0.038	0.047	0.044	0.010	–(b)

Distributions to shareholders from net investment income	(0.038)	(0.047)	(0.044)	(0.010)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.038)	(0.047)	(0.044)	(0.010)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.85%	4.83%	4.54%	1.00%	0.03%

Net assets, end of year (in 000’s)	$6,689	$15,433	$35,861	$49,040	$63,427

Ratio of net expenses to average net assets	0.68%	0.68%	0.68%	0.54%	0.12%

Ratio of total expenses to average net assets	0.69%	0.69%	0.69%	0.70%	0.70%

Ratio of net investment income (loss) to average net assets	3.80%	4.73%	4.40%	1.14%	(0.01)%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Investor Money Market Fund

	Administration Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.040	0.049	0.048	0.012	–(b)

Net realized gain (loss)	– (b)	0.001	(0.001)	– (b)	–(b)

Total from investment operations	0.040	0.050	0.047	0.012	–(b)

Distributions to shareholders from net investment income	(0.040)	(0.050)	(0.047)	(0.012)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.040)	(0.050)	(0.047)	(0.012)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	4.11%	5.09%	4.80%	1.17%	0.03%

Net assets, end of year (in 000’s)	$507,939	$392,478	$297,597	$130,172	$40,662

Ratio of net expenses to average net assets	0.43%	0.43%	0.43%	0.39%	0.12%

Ratio of total expenses to average net assets	0.44%	0.44%	0.44%	0.45%	0.45%

Ratio of net investment income (loss) to average net assets	4.01%	4.94%	4.77%	1.64%	(0.01)%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Investor Money Market Fund

	Cash Management Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.035	0.044	0.041	0.008	–(b)

Net realized gain	– (b)	–	– (b)	– (b)	–(b)

Total from investment operations	0.035	0.044	0.041	0.008	–(b)

Distributions to shareholders from net investment income	(0.035)	(0.044)	(0.041)	(0.008)	–(b)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	– (b)	–(b)

Total distributions (c)	(0.035)	(0.044)	(0.041)	(0.008)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	3.54%	4.51%	4.22%	0.83%	0.03%

Net assets, end of year (in 000’s)	$10,247	$25,995	$25,776	$35,614	$61,039

Ratio of net expenses to average net assets	0.98%	0.98%	0.98%	0.61%	0.12%

Ratio of total expenses to average net assets	0.99%	0.99%	0.99%	1.00%	1.00%

Ratio of net investment income to average net assets	3.50%	4.40%	4.08%	0.75%	–%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Amount is less than 0.005%.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt California Money Market Fund

	Class A Shares

	For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00	$1.00

Net investment income(b)	0.021	0.005

Total from investment operations	0.021	0.005

Distributions to shareholders from net investment income	(0.021)	(0.005)

Net asset value, end of period	$1.00	$1.00

Total Return(c)	2.09%	0.54%

Net assets, end of period (in 000’s)	$51	$50

Ratio of net expenses to average net assets	0.43%	0.43	%(d)

Ratio of total expenses to average net assets	4.72%	12.02	%(d)

Ratio of net investment income to average net assets	2.07%	2.40	%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt California Money Market Fund

	Class I Shares

	For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00	$1.00

Net investment income(b)	0.023	0.006

Total from investment operations	0.023	0.006

Distributions to shareholders from net investment income	(0.023)	(0.006)

Net asset value, end of period	$1.00	$1.00

Total Return(c)	2.34%	0.59%

Net assets, end of period (in 000’s)	$8,229	$4,829

Ratio of net expenses to average net assets	0.18%	0.18	%(d)

Ratio of total expenses to average net assets	4.47%	11.77	%(d)

Ratio of net investment income to average net assets	2.27%	2.65	%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt California Money Market Fund

	Service Shares

	For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00	$1.00

Net investment income(b)	0.018	0.005

Total from investment operations	0.018	0.005

Distributions to shareholders from net investment income	(0.018)	(0.005)

Net asset value, end of period	$1.00	$1.00

Total Return(c)	1.83%	0.48%

Net assets, end of period (in 000’s)	$51	$50

Ratio of net expenses to average net assets	0.69%	0.68%	(d)

Ratio of total expenses to average net assets	4.97%	12.27%	(d)

Ratio of net investment income to average net assets	1.82%	2.15%	(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt California Money Market Fund

	Preferred Shares

	For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00	$1.00

Net investment income(b)	0.022	0.006

Total from investment operations	0.022	0.006

Distributions to shareholders from net investment income	(0.022)	(0.006)

Net asset value, end of period	$1.00	$1.00

Total Return(c)	2.24%	0.57%

Net assets, end of period (in 000’s)	$51	$50

Ratio of net expenses to average net assets	0.28%	0.29%	(d)

Ratio of total expenses to average net assets	4.57%	11.87%	(d)

Ratio of net investment income to average net assets	2.22%	2.55%	(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt California Money Market Fund

	Administration Shares

	For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00	$1.00

Net investment income(b)	0.021	0.005

Total from investment operations	0.021	0.005

Distributions to shareholders from net investment income	(0.021)	(0.005)

Net asset value, end of period	$1.00	$1.00

Total Return(c)	2.09%	0.54%

Net assets, end of period (in 000’s)	$51	$50

Ratio of net expenses to average net assets	0.43%	0.43%	(d)

Ratio of total expenses to average net assets	4.72%	12.02%	(d)

Ratio of net investment income to average net assets	2.07%	2.40%	(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Investor Tax-Exempt Money Market Fund

	Class A Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.025	0.030	0.028	0.006	–	(b)

Net realized gain (loss)	–	– (b)	–	– (b)	–	(b)

Total from investment operations	0.025	0.030	0.028	0.006	–	(b)

Distributions to shareholders from net investment income	(0.025)	(0.030)	(0.028)	(0.006)	–	(b)

Distributions to shareholders from net realized gains	–	– (b)	–	–	–	(b)

Total distributions (c)	(0.025)	(0.030)	(0.028)	(0.006)	–	(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	2.51%	3.00%	2.80%	0.58%	0.01%

Net assets, end of year (in 000’s)	$135,244	$78,674	$49,348	$21,573	$8,728

Ratio of net expenses to average net assets	0.43%	0.44%	0.43%	0.36%	0.04%

Ratio of total expenses to average net assets	0.44%	0.45%	0.44%	0.46%	0.45%

Ratio of net investment income to average net assets	2.47%	2.95%	2.80%	0.78%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Investor Tax-Exempt Money Market Fund

	Class C Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017	0.022	0.020	0.003	–

Net realized gain (loss)	–	– (b)	–	– (b)	–(b)

Total from investment operations	0.017	0.022	0.020	0.003	–(b)

Distributions to shareholders from net investment income	(0.017)	(0.022)	(0.020)	(0.003)	–

Distributions to shareholders from net realized gains	–	– (b)	–	–	–(b)

Total distributions (c)	(0.017)	(0.022)	(0.020)	(0.003)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.75%	2.23%	2.04%	0.25%	0.01%

Net assets, end of year (in 000’s)	$10	$9	$9	$9	$9

Ratio of net expenses to average net assets	1.17%	1.19%	1.18%	0.66%	0.04%

Ratio of total expenses to average net assets	1.18%	1.20%	1.19%	1.21%	1.20%

Ratio of net investment income to average net assets	1.75%	2.21%	1.96%	0.25%	–%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Investor Tax-Exempt Money Market Fund

	Class I Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.027	0.032	0.030	0.008	–(b)

Net realized gain (loss)	–	– (b)	–	– (b)	–(b)

Total from investment operations	0.027	0.032	0.030	0.008	–(b)

Distributions to shareholders from net investment income	(0.027)	(0.032)	(0.030)	(0.008)	–(b)

Distributions to shareholders from net realized gains	–	– (b)	–	–	–(b)

Total distributions (c)	(0.027)	(0.032)	(0.030)	(0.008)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	2.77%	3.26%	3.06%	0.76%	0.01%

Net assets, end of year (in 000’s)	$3,355,730	$2,367,990	$2,077,493	$2,046,960	$1,559,836

Ratio of net expenses to average net assets	0.18%	0.19%	0.18%	0.16%	0.04%

Ratio of total expenses to average net assets	0.19%	0.20%	0.19%	0.21%	0.20%

Ratio of net investment income to average net assets	2.72%	3.21%	3.01%	0.80%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Investor Tax-Exempt Money Market Fund

	Service Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.022	0.027	0.024	0.004	–(b)

Net realized gain (loss)	–	– (b)	–	– (b)	–(b)

Total from investment operations	0.022	0.027	0.024	0.004	–(b)

Distributions to shareholders from net investment income	(0.022)	(0.027)	(0.024)	(0.004)	–(b)

Distributions to shareholders from net realized gains	–	– (b)	–	–	–(b)

Total distributions (c)	(0.022)	(0.027)	(0.024)	(0.004)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	2.26%	2.74%	2.55%	0.44%	0.01%

Net assets, end of year (in 000’s)	$29,965	$21,794	$239	$821	$833

Ratio of net expenses to average net assets	0.68%	0.69%	0.68%	0.48%	0.04%

Ratio of total expenses to average net assets	0.69%	0.70%	0.69%	0.71%	0.70%

Ratio of net investment income to average net assets	2.21%	2.45%	2.37%	0.44%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Investor Tax-Exempt Money Market Fund

	Preferred Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.027	0.031	0.028	0.007	–(b)

Net realized gain (loss)	(0.001)	–	–	– (b)	–(b)

Total from investment operations	0.026	0.031	0.028	0.007	–(b)

Distributions to shareholders from net investment income	(0.026)	(0.031)	(0.028)	(0.007)	–(b)

Distributions to shareholders from net realized gains	–	– (b)	–	–	–(b)

Total distributions (c)	(0.026)	(0.031)	(0.028)	(0.007)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	2.66%	3.15%	2.96%	0.68%	0.01%

Net assets, end of year (in 000’s)	$1	$672	$255	$603	$109

Ratio of net expenses to average net assets	0.28%	0.29%	0.28%	0.24%	0.04%

Ratio of total expenses to average net assets	0.29%	0.30%	0.29%	0.31%	0.30%

Ratio of net investment income to average net assets	2.72%	3.11%	2.84%	1.01%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Investor Tax-Exempt Money Market Fund

	Administration Shares

	Year Ended November 30,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.025	0.030	0.026	0.006	–(b)

Net realized gain (loss)	–	–	–	– (b)	–(b)

Total from investment operations	0.025	0.030	0.026	0.006	–(b)

Distributions to shareholders from net investment income	(0.025)	(0.030)	(0.026)	(0.006)	–(b)

Distributions to shareholders from net realized gains	–	– (b)	–	–	–(b)

Total distributions (c)	(0.025)	(0.030)	(0.026)	(0.006)	–(b)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	2.51%	3.00%	2.80%	0.58%	0.01%

Net assets, end of year (in 000’s)	$3,195	$1,337	$3,069	$20,022	$314

Ratio of net expenses to average net assets	0.43%	0.44%	0.43%	0.38%	0.04%

Ratio of total expenses to average net assets	0.44%	0.45%	0.44%	0.46%	0.45%

Ratio of net investment income to average net assets	2.48%	2.96%	2.61%	0.70%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt New York Money Market Fund

	Class A Shares

	For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00	$1.00

Net investment income(b)	0.024	0.006

Total from investment operations	0.024	0.006

Distributions to shareholders from net investment income	(0.024)	(0.006)

Net asset value, end of period	$1.00	$1.00

Total Return(c)	2.43%	0.63%

Net assets, end of period (in 000’s)	$52	$50

Ratio of net expenses to average net assets	0.43%	0.43%(d)

Ratio of total expenses to average net assets	2.01%	10.95%(d)

Ratio of net investment income to average net assets	2.41%	2.83%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt New York Money Market Fund

	Class I Shares

	For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00	$1.00

Net investment income(b)	0.026	0.007

Net realized gain (loss)	0.001	–

Total from investment operations	0.027	0.007

Distributions to shareholders from net investment income	(0.027)	(0.007)

Net asset value, end of period	$1.00	$1.00

Total Return(c)	2.69%	0.69%

Net assets, end of period (in 000’s)	$38,233	$5,506

Ratio of net expenses to average net assets	0.18%	0.18%(d)

Ratio of total expenses to average net assets	1.76%	10.70%(d)

Ratio of net investment income to average net assets	2.65%	3.07%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt New York Money Market Fund

	Service Shares

	For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00	$1.00

Net investment income(b)	0.022	0.006

Total from investment operations	0.022	0.006

Distributions to shareholders from net investment income	(0.022)	(0.006)

Net asset value, end of period	$1.00	$1.00

Total Return(c)	2.18%	0.58%

Net assets, end of period (in 000’s)	$51	$50

Ratio of net expenses to average net assets	0.69%	0.68%(d)

Ratio of total expenses to average net assets	2.26%	11.20%(d)

Ratio of net investment income to average net assets	2.16%	2.57%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt New York Money Market Fund

	Preferred Shares

	For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00	$1.00

Net investment income(b)	0.026	0.007

Total from investment operations	0.026	0.007

Distributions to shareholders from net investment income	(0.026)	(0.007)

Net asset value, end of period	$1.00	$1.00

Total Return(c)	2.59%	0.67%

Net assets, end of period (in 000’s)	$52	$50

Ratio of net expenses to average net assets	0.28%	0.29%(d)

Ratio of total expenses to average net assets	1.86%	10.80%(d)

Ratio of net investment income to average net assets	2.56%	2.97%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt New York Money Market Fund

	Administration Shares

	For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00	$1.00

Net investment income(b)	0.024	0.006

Total from investment operations	0.024	0.006

Distributions to shareholders from net investment income	(0.024)	(0.006)

Net asset value, end of period	$1.00	$1.00

Total Return(c)	2.43%	0.63%

Net assets, end of period (in 000’s)	$52	$50

Ratio of net expenses to average net assets	0.43%	0.43%(d)

Ratio of total expenses to average net assets	2.01%	10.95%(d)

Ratio of net investment income to average net assets	2.41%	2.83%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements November 30, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Investor Money Market Fund	A, C, D, I, Service, Administration and Cash Management	Diversified

Goldman Sachs Investor Tax-Exempt California Money Market Fund	A, I, Service, Preferred and Administration	Diversified

Goldman Sachs Investor Tax-Exempt Money Market Fund	A, C, I, Service, Preferred and Administration	Diversified

Goldman Sachs Investor Tax-Exempt New York Money Market Fund	A, I, Service, Preferred and Administration	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The Funds have adopted policies and procedures that allow the Trust’s Board of Trustees (“Trustees”) (or their delegate) to impose a liquidity fee if the Trustees (or their delegate) determine that it is in the best interests of a Fund to do so.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Trustees, GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

49

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Offering Costs — Offering costs paid in connection with the offering of shares of the Investor Tax-Exempt California Money Market Fund and the Investor Tax-Exempt New York Money Market Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations.

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

H. Tender Option Bonds — A tender option bond is a municipal obligation having a relatively long maturity and bearing interest at rates that are typically higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution.

I. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The

50

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of November 30, 2025, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B. Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Preferred, Administration, Service and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

51

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) November 30, 2025

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the fiscal year ended November 30, 2025, Goldman Sachs did not retain any CDSCs with respect to Class C Shares of the Investor Money Market and Investor Tax-Exempt Money Market Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F. Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least March 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G. Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate and the transfer agency fee rate is 0.16% and 0.01%, respectively, for the Investor Money Market, Investor Tax-Exempt California Money Market, Investor Tax-Exempt Money Market and Investor Tax-Exempt New York Money Market Funds.

Other contractual annualized rates for each of the Funds are as follows:

	Class A Shares	Class C Shares	Service Shares	Preferred Shares(a)	Administration Shares	Cash Management Shares

Administration, Service and/or Shareholder Administration Fees*	N/A	0.25%	0.25%	0.10%	0.25%	0.50%

Distribution and/or Service (12b-1) Fees	0.25%	0.75%(b)	0.25%(c)	N/A	N/A	0.30%(b)

N/A – Fees not applicable to respective share class

* Class I Shares and Class D Shares have no Administration, Service, Shareholder Administration or Distribution and/or Service (12b-1) fees.

(a) Investor Tax-Exempt California Money Market, Investor Tax-Exempt Money Market and Investor Tax-Exempt New York Money Market Funds only.

(b) Distribution (12b-1) fee only.

(c) Service (12b-1) fee only.

52

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

For the fiscal year ended November 30, 2025, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Other Expense Reimbursements	Total Expense Reductions

Investor Money Market Fund	$278	$278

Investor Tax-Exempt California Money Market Fund	372	372

Investor Tax-Exempt Money Market Fund	135	135

Investor Tax-Exempt New York Money Market Fund	375	375

For the fiscal year ended November 30, 2025, the net effective management fee rate was 0.16% for the Investor Money Market, Investor Tax-Exempt California Money Market, Investor Tax-Exempt Money Market and Investor Tax-Exempt New York Money Market Funds.

H. Other Transactions with Affiliates —A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the fiscal year ended November 30, 2025, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain/(Loss)

Investor Money Market Fund	$18,000,000	$11,155,000	$—

Investor Tax-Exempt California Money Market Fund	—	—	—

Investor Tax-Exempt Money Market Fund	15,155,000	18,000,000	—

Investor Tax-Exempt New York Money Market Fund	—	—	—

As of November 30, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Class A Shares	Class C Shares	Class I Shares	Service Shares	Preferred Shares	Administration Shares

Investor Money Market Fund	–%	21%	–%	–%	–%	–%

Investor Tax-Exempt California Money Market Fund	100	–	60	100	100	100

Investor Tax-Exempt Money Market Fund	–	100	–	–	100	–

Investor Tax-Exempt New York Money Market Fund	100	–	13	100	100	100

I. Line of Credit Facility — As of November 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended November 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

53

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) November 30, 2025

5. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2025 was as follows:

	Investor Money Market Fund	Investor Tax-Exempt California Money Market Fund	Investor Tax-Exempt Money Market Fund	Investor Tax-Exempt New York Money Market Fund

Distributions paid from:

Ordinary Income	$477,210,785	$28,520	$6,556,198	$111,435

Tax-Exempt income	—	167,776	73,063,093	520,786

Total taxable distributions	$477,210,785	$196,296	$79,619,291	$632,221

The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

	Investor Money Market Fund	Investor Tax-Exempt California Money Market Fund	Investor Tax-Exempt Money Market Fund	Investor Tax-Exempt New York Money Market Fund

Distributions paid from:

Ordinary Income	$474,082,839	$5,959	$47,881	$5,382

Net Long-term capital gains	86,166	—	—	—

Tax-Exempt income	—	23,640	72,642,378	32,426

Total taxable distributions	$474,169,005	$29,599	$72,690,259	$37,808

As of November 30, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Investor Money Market Fund	Investor Tax- Exempt California Money Market Fund	Investor Tax- Exempt Money Market Fund	Investor Tax- Exempt New York Money Market Fund

Undistributed ordinary income — net	$1,785,217	$75	$14,430	$1

Undistributed Tax Exempt income - net	$—	$114	$3,903,129	$92

Undistributed long-term capital gains	203,867	—	—	—

Total undistributed earnings	$1,989,084	$189	$3,917,559	$93

Capital loss carryforwards:

Perpetual Short-Term	—	—	—	(33)

Timing differences — Dividend Payable	(1,246,024)	—	(3,901,347)	—

Unrealized gains (losses) — net	(15,731)	—	(2)	—

Total accumulated earnings (losses) — net	$727,329	$189	$16,210	$60

For the year ended November 30, 2025, the Investor Tax-Exempt Money Market Fund utilized $26 in Capital Loss Carryforwards.

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

54

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

6. OTHER RISKS (continued)

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect a Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats or the threat or potential of one or more such events and developments could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). A Fund may also invest in municipal securities indirectly (including by investing in tender option bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

Stable NAV Risk — The Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Funds, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Funds should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

55

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) November 30, 2025

6. OTHER RISKS (continued)

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it not obligated to do so by law. U.S. government securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Investor Money Market Fund

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

	Shares	Shares

Class A Shares
Shares sold	4,017,513,519	3,159,692,796

Reinvestment of distributions	138,542,662	114,102,274

Shares redeemed	(3,193,098,433)	(2,058,462,473)

	962,957,748	1,215,332,597

Class C Shares
Shares sold	—	43,641

Reinvestment of distributions	1,813	557

Shares redeemed	(1,434)	(88)

	379	44,110

56

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

	Investor Money Market Fund

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

	Shares	Shares

Class D Shares
Shares sold	45,903,772	50,241,502

Reinvestment of distributions	692,276	595,093

Shares redeemed	(41,881,239)	(45,213,025)

	4,714,809	5,623,570

Class I Shares
Shares sold	8,521,772,956	6,798,396,504

Reinvestment of distributions	302,377,124	325,551,347

Shares redeemed	(7,936,486,788)	(6,680,333,578)

	887,663,292	443,614,273

Service Shares
Shares sold	60,960,098	59,384,690

Reinvestment of distributions	538,921	839,756

Shares redeemed	(70,243,020)	(80,653,728)

	(8,744,001)	(20,429,282)

Administration Shares
Shares sold	586,798,284	456,798,165

Reinvestment of distributions	19,056,406	16,600,346

Shares redeemed	(490,387,039)	(378,549,862)

	115,467,651	94,848,649

Cash Management Shares
Shares sold	82,687,739	107,903,587

Reinvestment of distributions	794,884	1,111,563

Shares redeemed	(99,228,879)	(108,798,342)

	(15,746,256)	216,808

NET INCREASE IN SHARES	1,946,313,622	1,739,250,725

57

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) November 30, 2025

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Investor Tax-Exempt California Money Market Fund

	For the Fiscal Year Ended November 30, 2025	For the Period September 10, 2024* to November 30, 2024

	Shares	Shares

Class A Shares
Shares sold	—	50,000

Reinvestment of distributions	1,050	269

	1,050	50,269

Class I Shares
Shares sold	36,564,307	4,800,041

Reinvestment of distributions	192,158	28,534

Shares redeemed	(33,356,108)	(41)

	3,400,357	4,828,534

Service Shares
Shares sold	—	50,000

Reinvestment of distributions	922	241

	922	50,241

Preferred Shares
Shares sold	—	50,000

Reinvestment of distributions	1,127	286

	1,127	50,286

Administration Shares
Shares sold	34	50,000

Reinvestment of distributions	1,049	269

Shares redeemed	(13)	—

	1,070	50,269

NET INCREASE IN SHARES	3,404,526	5,029,599

*	Commencement of operations.

Share activity is as follows:

	Investor Tax-Exempt Money Market Fund

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

	Shares	Shares

Class A Shares
Shares sold	153,506,963	84,533,905

Reinvestment of distributions	3,014,986	1,764,930

Shares redeemed	(99,952,569)	(56,972,059)

	56,569,380	29,326,776

Class C Shares

Reinvestment of distributions	165	207

	165	207

58

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

	Investor Tax-Exempt Money Market Fund

	For the Fiscal Year Ended November 30, 2025	For the Fiscal Year Ended November 30, 2024

	Shares	Shares

Class I Shares
Shares sold	4,112,446,116	2,915,891,679

Reinvestment of distributions	30,113,815	19,277,142

Shares redeemed	(3,154,833,120)	(2,644,659,215)

	987,726,811	290,509,606

Capital Shares*
Reinvestment of distributions	—	3

Shares redeemed	—	(1,072)

	—	(1,069)

Service Shares
Shares sold	79,427,933	22,293,135

Reinvestment of distributions	482,185	34,687

Shares redeemed	(71,739,253)	(773,226)

	8,170,865	21,554,596

Preferred Shares
Shares sold	225,432	1,185,178

Reinvestment of distributions	1,657	9,099

Shares redeemed	(897,871)	(777,376)

	(670,782)	416,901

Select Shares*
Reinvestment of distributions	—	3

Shares redeemed	—	(1,080)

	—	(1,077)

Administration Shares
Shares sold	5,199,507	8,150

Reinvestment of distributions	74,292	17,931

Shares redeemed	(3,415,283)	(1,757,875)

	1,858,516	(1,731,794)

Cash Management Shares*
Shares sold	—	—

Reinvestment of distributions	—	2

Shares redeemed	—	(1,635)

	—	(1,633)

Premier Shares*
Reinvestment of distributions	—	3

Shares redeemed	—	(1,062)

	—	(1,059)

NET INCREASE IN SHARES	1,053,654,955	340,071,454

*	Capital, Premier, Select and Cash Management Shares liquidated on January 12, 2024.

59

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) November 30, 2025

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Investor Tax-Exempt New York Money Market Fund

	For the Fiscal Year Ended November 30, 2025	For the Period September 10, 2024* to November 30, 2024

	Shares	Shares

Class A Shares
Shares sold	1,233	50,000

Reinvestment of distributions	(8)	317

	1,225	50,317

Class I Shares
Shares sold	69,844,140	5,475,387

Reinvestment of distributions	627,408	36,550

Shares redeemed	(37,744,425)	(5,711)

	32,727,123	5,506,226

Service Shares
Shares sold	1,104	50,000

Reinvestment of distributions	(8)	289

	1,096	50,289

Preferred Shares
Shares sold	1,310	50,000

Reinvestment of distributions	(8)	334

	1,302	50,334

Administration Shares
Shares sold	—	50,000

Reinvestment of distributions	1,225	317

	1,225	50,317

NET INCREASE IN SHARES	32,731,971	5,707,483

*	Commencement of operations.

60

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Investor Money Market Fund, Goldman Sachs Investor Tax-Exempt California Money Market Fund, Goldman Sachs Investor Tax-Exempt Money Market Fund and Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (four of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of November 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of November 30, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Goldman Sachs Investor Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund	For the year ended November 30, 2025	For the two years ended November 30, 2025	For each of the periods indicated therein
Goldman Sachs Investor Tax-Exempt California Money Market Fund and Goldman Sachs Investor Tax-Exempt New York Money Market Fund	For the year ended November 30, 2025	For the year ended November 30, 2025 and for the period September 10, 2024 (commencement of operations) through November 30, 2024

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 23, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

61

GOLDMAN SACHS FUNDS – INVESTOR FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Investor Money Market Fund, Goldman Sachs Investor Tax-Exempt Money Market Fund, Goldman Sachs Investor Tax-Exempt California Money Market Fund and Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund (except for the Investor Tax-Exempt California Money Market Fund and Investor Tax-Exempt New York Money Market Fund, each of which commenced operations on August 20, 2024), including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”); and information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time (except for the Investor Tax-Exempt California Money Market Fund and Investor Tax-Exempt New York Money Market Fund); and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(e)

with respect to the extensive investment performance (except for the Investor Tax-Exempt California Money Market Fund and Investor Tax-Exempt New York Money Market Fund) and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;

(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

62

GOLDMAN SACHS FUNDS – INVESTOR FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(h)	whether the Fund’s existing management fee adequately addressed any economies of scale;
(i)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, distribution and other services;

(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(l)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(m)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds (except for the Investor Tax-Exempt California Money Market Fund and Investor Tax-Exempt New York Money Market Fund). In this regard, they compared the investment performance of each Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees noted that the Investor Tax-Exempt California Money Market Fund and Investor Tax-Exempt New York Money Market Fund had launched on August 20, 2024 and did not yet have a meaningful performance history.

63

GOLDMAN SACHS FUNDS – INVESTOR FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees considered the performance of the Funds in light of their respective investment objectives and strategies. They considered that, from March 2022 through July 2023, the Federal Reserve implemented a series of interest rate increases in response to inflationary pressures impacting the broader economy, and that, during this period, the Goldman Sachs Investor Money Market Fund’s and Goldman Sachs Investor Tax-Exempt Money Market Fund’s yields improved as a result. They noted that the Investment Adviser has subsequently been able to reduce the amount of fees waived and/or reimbursed relative to such amounts waived and/or reimbursed during prior periods. The Trustees acknowledged that although the Federal Reserve cut interest rates in September–December 2024, rates remain elevated compared to recent norms and the interest rate environment remains uncertain in light of broader economic and political conditions and persistent inflationary concerns. They considered that, since last approval, the Investment Adviser had reimbursed expenses for certain Money Market Funds. The Trustees also considered that each of the Funds had maintained a stable net asset value per share. In light of these considerations, the Trustees believed that the Funds were providing investment performance within a competitive range for investors.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They noted that the Investment Adviser and Goldman Sachs & Co. LLC (“Goldman Sachs”) had reimbursed expenses for certain money market funds. They also acknowledged the growth of the Funds in recent periods. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and (with the exception of the Investor Tax-Exempt California Money Market Fund and Investor Tax-Exempt New York Money Market Fund) 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds.

64

GOLDMAN SACHS FUNDS – INVESTOR FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The Trustees noted that the Funds do not have management fee breakpoints. They considered the asset levels in the Funds; the Funds’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. They considered a report prepared by the Outside Data Provider, which surveyed money market funds’ management fee arrangements and use of breakpoints. The Trustees also considered the competitive nature of the money market fund business and the competitiveness of the fees charged to the Funds by the Investment Adviser.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Funds under exemptive orders from the SEC permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

65

(This page intentionally left blank)

GOLDMAN SACHS FUNDS – INVESTOR FUNDS

Goldman Sachs Funds — Investor Money Market Funds— Tax Information (Unaudited) 2025

During the year ended November 30, 2025, 91.77%, 82.37%, and 85.47% of the distributions from net investment income paid by the Investor Tax-Exempt Money Market Fund, Investor Tax-Exempt New York Money Market Fund, and Investor Tax-Exempt California Money Market Fund, respectively, were exempt-interest dividends and as such, are not subject to U.S. federal income tax.

During the fiscal year ended November 30, 2025, 85.18% of the net investment company taxable income distributions paid by the Investor Money Market Fund were designated as either interest-related dividends or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

For the year ended November 30, 2025, the Investor Money Market Fund designates 99.52% of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

67

TRUSTEES TRUSTEES (continued) Gregory G. Weaver, Chair James A. McNamara Cheryl K. Beebe Lawrence W. Stranghoener Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado OFFICERS Eileen H. Dowling James A. McNamara, President Lawrence Hughes Joseph F. DiMaria, Principal Financial Officer, John F. Killian Principal Accounting Officer and Treasurer Steven D. Krichmar Robert Griffith, Secretary Michael Latham GOLDMAN SACHS & CO. LLC GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser 200 West Street, New York, New York 10282 © 2025 Goldman Sachs. All rights reserved. IMMITEMMAR-26

Goldman Sachs Funds Annual Financial Statements November 30, 2025 Stablecoin Reserves Fund

Stablecoin Reserves Fund

STABLECOIN RESERVES FUND

Schedule of Investments November 30, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 48.8%

United States Treasury Bills
$754,400	3.901%		12/23/25	$752,613
3,000,000	3.956		12/23/25	2,992,892
3,200,300	3.927		01/20/26	3,183,187
3,165,400	3.886	(a)	01/27/26	3,146,640
12,000,000	3.866		02/19/26	11,899,267

TOTAL U.S. TREASURY OBLIGATIONS				$21,974,599

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$21,974,599

Repurchase Agreements(b) - 48.8%

BNP Paribas
11,000,000	4.080		12/01/25	$11,000,000
Maturity Value: $11,003,740
Settlement Date: 11/28/25

Collateralized by U.S. Treasury Bonds, 1.375% to 4.750%, due 11/15/40 to 02/15/55, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 0.750%, due 02/15/42 to 02/15/52, a U.S. Treasury Inflation-Indexed Note, 1.250%, due 04/15/28, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/29 to 02/15/54, U.S. Treasury Notes, 2.250% to 4.125%, due 11/15/27 to 08/15/33 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/54. The aggregate market value of the collateral, including accrued interest, was $11,219,993.

Wells Fargo Securities, LLC
11,000,000	4.080		12/01/25	$11,000,000
Maturity Value: $11,003,740
Settlement Date: 11/28/25
Collateralized by a U.S. Treasury Note, 3.625%, due 08/31/29. The market value of the collateral, including accrued interest, was $11,220,002.

TOTAL REPURCHASE AGREEMENTS				22,000,000

TOTAL INVESTMENTS - 97.6%				$43,974,599

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%				1,091,995

NET ASSETS - 100.0%				$45,066,594

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.	3

STABLECOIN RESERVES FUND

Statement of Assets and Liabilities November 30, 2025

Stablecoin Reserves Fund

Assets:
Investments, at value (cost $21,974,599)	$21,974,599
Repurchase agreements, at value (Cost $22,000,000)	22,000,000
Cash	1,032,113
Receivables:
Investments sold	3,148,738
Deferred offering costs	142,483
Reimbursement from investment adviser	25,672
Interest	7,794
Other assets	94,049

Total assets	48,425,448

Liabilities:
Payables:
Investments purchased	3,146,640
Offering costs	156,645
Organizational costs	12,000
Management fees	2,713
Distribution and Service fees and Transfer Agency fees	177
Accrued expenses	40,679

Total liabilities	3,358,854

Net Assets:
Paid-in capital	45,066,325
Total distributable earnings	269

NET ASSETS	$45,066,594

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	45,066,373
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00

4	The accompanying notes are an integral part of these financial statements.

STABLECOIN RESERVES FUND

Statement of Operations For the Period Ended November 30, 2025

Stablecoin Reserves Fund*

Investment income:

Interest Income	$69,944

Expenses:

Professional fees	37,280

Amortization of offering costs	14,163

Organizational costs	12,000

Custody, accounting and administrative services	6,550

Management fees	3,181

Printing and mailing costs	1,891

Transfer Agency fees	177

Other	1,085

Total expenses	76,327

Less — expense reductions	(72,722)

Net expenses	3,605

NET INVESTMENT INCOME	66,339

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	255

Net realized and unrealized gain	255

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,594

  *  For the period October 29, 2025 (commencement of operations) through November 30, 2025.

The accompanying notes are an integral part of these financial statements.	5

STABLECOIN RESERVES FUND

Statement of Changes in Net Assets

Stablecoin Reserves Fund
For the Period October 29, 2025* to November 30, 2025

From operations:

Net investment income	$66,339

Net realized gain	255

Net increase in net assets resulting from operations	66,594

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(66,373)

From share transactions:

Proceeds from sales of shares	45,000,000

Reinvestment of distributions	66,373

Net increase in net assets resulting from share transactions	45,066,373

TOTAL INCREASE	45,066,594

Net Assets:

Beginning of period	$–

End of period	$45,066,594

 *  Commencement of operations.

6	The accompanying notes are an integral part of these financial statements.

STABLECOIN RESERVES FUND

Financial Highlights (continued)

Stablecoin Reserves Fund

Institutional Shares

Period Ended November 30, 2025(a)

Per Share Data

Net asset value, beginning of period	$1.00

Net investment income(b)	0.003

Net realized gain	–(c)

Total from investment operations	0.003

Distributions to shareholders from net investment income	(0.003)

Distributions to shareholders from net realized gains	–(c)

Total Distributions	$(0.003)

Net asset value, end of period	$1.00

Total Return(d)	0.34%

Net assets, end of period (in 000’s)	$45,067

Ratio of net expenses to average net assets	0.20%(e)

Ratio of total expenses to average net assets	1.37%(e)

Ratio of net investment income to average net assets	3.75%(e)

(a)	Commenced operations on October 29, 2025.
(b)	Calculated based on the average shares outstanding methodology. (c) Amount is less than $0.0005 per share.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	7

STABLECOIN RESERVES FUND

Notes to Financial Statements November 30, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Stablecoin Reserves Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering Institutional Shares. The Fund commenced operations on October 29, 2025.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Fund and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. The Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

8

STABLECOIN RESERVES FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Offering Costs — Offering costs paid in connection with the offering of shares of the Stablecoin Reserves Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations.

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund are not subject to any expenses in relation to these investments.

H. Segment Reporting — The Fund follows Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Portfolio investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit

9

STABLECOIN RESERVES FUND

Notes to Financial Statements (continued) November 30, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of November 30, 2025, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreements — Under the Agreements, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of the Fund’s average daily net assets.

C. Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least March 30, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Fund has entered into certain offset arrangements with the custodian, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

D. Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate and the transfer agency fee rate is 0.18% and 0.01%, respectively, for the Fund.

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

The Fund is not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

10

STABLECOIN RESERVES FUND

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the period ended November 30, 2025, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Other Expense Reimbursements	Total Expense Reductions

Stablecoin Reserves Fund	$ 73	$ 73

For the period ended November 30, 2025, the net effective management fee rate was 0.18% for the Fund.

E. Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the period ended November 30, 2025, there were no purchase and sale transactions and related net realized gain (loss) for the Fund with affiliated funds with regard to Rule 17a-7.

As of November 30, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Fund:

Fund	Institutional Shares

Stablecoin Reserves Fund	11%

5. TAX INFORMATION

The tax character of distributions paid during the period ended November 30, 2025 was as follows:

Stablecoin Reserves Fund(a)

Distributions paid from:

Ordinary Income	$66,373

(a)	Commenced operations on October 29, 2025.

As of November 30, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

Stablecoin Reserves Fund(a)

Undistributed ordinary income — net	$309

Unrealized gains (losses) — net	(40)

Total accumulated earnings (losses) — net	$269

The aggregate cost for the Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

11

STABLECOIN RESERVES FUND

Notes to Financial Statements (continued) November 30, 2025

6. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect a Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Stable NAV Risk — The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Stablecoin Issuer Reserves Risk — Shares of the Fund are expected to be held primarily by one or more stablecoin issuers as all or a portion of the reserve assets that back the stablecoins issued to their customers. Stablecoins generally are a type of cryptocurrency that are designed to maintain a stable value by pegging their value to another asset, such as a fiat currency like the

12

STABLECOIN RESERVES FUND

6. OTHER RISKS (continued)

U.S. dollar, and stablecoin holders generally are permitted to redeem their stablecoins for a fixed amount of value. Although the Fund does not invest in stablecoins or stablecoin issuers, the assets of the Fund are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of outstanding stablecoins. Stablecoins or other digital assets that stablecoins may be used to purchase or sell may face periods of uncertainty and volatility that result in the potential for rapid or unexpected requests by one or more stablecoin issuers to redeem or purchase the Fund’s shares. Such uncertainty or volatility may result from events that are not specifically related to a stablecoin issuer, such as changes in general market conditions, economic, technological or legal trends or changes to the laws or regulation of stablecoins, or events that are specifically related to a particular stablecoin issuer, such as uncertainty about the stablecoin issuer’s ability to maintain a consistent peg between the stablecoins issued to its customers and another asset, such as a fiat currency like the U.S. dollar. Because the Fund intends to invest only in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the GENIUS Act, the Fund’s yield may be lower than other money market funds that are permitted to invest in a wider universe of investments. Moreover, large or unexpected subscription requests may cause the Fund to hold uninvested cash in lieu of appropriate money market instruments if the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest. As a result, during such periods when cash is held uninvested, the Fund’s current yield may be adversely affected, and the Fund will be subject to increased exposure to its custodian bank.

Complex information technology and communications systems, such as the blockchain technologies associated with stablecoins, are subject to a number of different threats or risks (including operational, information security, cyber-attacks and related risks) that could adversely affect stablecoin issuers and, potentially, the Fund and its shareholders. Stablecoins and the blockchain technologies associated with stablecoins are relatively new and still evolving. The Fund, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with the use of stablecoins or a related blockchain technology.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enter into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

13

STABLECOIN RESERVES FUND

Notes to Financial Statements (continued) November 30, 2025

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

Stablecoin Reserves Fund

For the Period October 29, 2025* to November 30, 2025

Shares

Institutional Shares
Shares sold	45,000,000

Reinvestment of distributions	66,373

Shares redeemed	—

45,066,373

NET INCREASE IN SHARES	45,066,373

*	Commencement of operations.

14

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Stablecoin Reserves Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Stablecoin Reserves Fund (one of the funds constituting Goldman Sachs Trust, referred to hereafter as the “Fund”) as of November 30, 2025, the related statements of operations and of changes in net assets, including the related notes, and the financial highlights for the period October 29, 2025 (commencement of operations) through November 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations, the changes in its net assets and the financial highlights for the period October 29, 2025 (commencement of operations) through November 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 23, 2026

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

15

STABLECOIN RESERVES FUND

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited)

Background

The Stablecoin Reserves Fund (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs Trust (the “Trust”) that commenced investment operations on October 29, 2025. At a meeting held on September 16-17, 2025 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund. At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fee and anticipated expenses with those paid by other similar money market funds; potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings of the Trustees, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services to be Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided to the Fund by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers would operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Fund. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to money market funds and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Costs of Services to Be Provided and Profitability

The Trustees considered the contractual terms of the Management Agreement and the fee rate to be payable by the Fund thereunder. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed information on the proposed management fees and the Fund’s projected total operating expense ratios (both gross and net of expense limitations), and those were compared to similar information for comparable money market funds advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Fund’s fee rate and total operating expense ratio were prepared by the Investment Adviser and a third-party provider of mutual fund data. The Trustees believed that this information was useful in evaluating the reasonableness of the management fee and total expenses expected to be paid by the Fund.

The Trustees considered the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

16

STABLECOIN RESERVES FUND

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited) (continued)

The Trustees noted the competitive nature of the fund marketplace, and that many of the Fund’s shareholders would be investing in the Fund in part because of the Fund’s relationship with the Investment Adviser. They also noted that shareholders would be able to redeem their shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Economies of Scale

The Trustees noted that the Fund, similar to many other money market funds, would not have management fee breakpoints. The Trustees considered the Fund’s projected asset levels; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the Fund’s peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed specified levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co, LLC (“Goldman Sachs”); (b) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Fund under exemptive orders from the SEC permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (h) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund is expected to receive certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing and pricing from vendors and broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (c) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (d) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (e) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (f) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fee that would be payable by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s anticipated costs and the Fund’s reasonably anticipated asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved with respect to the Fund for an initial two-year period from its effective date.

17

(This page intentionally left blank)

GOLDMAN SACHS FUNDS — STABLECOIN

Goldman Sachs Trust – Stablecoin Reserves Fund - Tax Information (Unaudited) 2025

For the fiscal year ended November 30, 2025, Stablecoin Reserves Fund designates 100% of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

During the fiscal year ended November 30, 2025, 100% of the net investment company taxable income distributions paid by the Stablecoin Reserves Fund were designated as either interest-related dividends or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

19

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2025 Goldman Sachs. All rights reserved. STABCOINAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	February 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	February 2, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	February 2, 2026